                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
VALUE ADVANTAGE
MONEY FUND-REGISTERED TRADEMARK-





                         SEMIANNUAL REPORT
                               AND
                  AN IMPORTANT NOTICE REGARDING
                     DELIVERY OF SHAREHOLDER
                             DOCUMENTS





June 30, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your SchwabFunds-Registered Trademark- shareholder documents may be householded indefinitely unless you instruct us otherwise.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT
WWW.SCHWAB.COM/SCHWABFUNDS.

NOTIFICATION INSTRUCTIONS

If you would prefer that your SchwabFunds mailings not be householded, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
VALUE ADVANTAGE
MONEY FUND-REGISTERED TRADEMARK-













Semiannual Report
June 30, 2000

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

We're pleased to bring you this semiannual report for the Schwab Value Advantage Money Fund-Investor Shares (the fund) for the six-month period ended June 30, 2000. During the reporting period, the fund continued to provide investors with high current yields while offering the liquidity and stability traditionally associated with money market funds.

Schwab's Value Advantage Investments-Registered Trademark-, which include the fund as well as three tax-advantaged alternatives, are designed to provide higher yields than Sweep Investments-TM-. This is because Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Please remember that unlike Sweep Investments, Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund. You'll find more information on Schwab Money Funds on page 3 of this report.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        9
---------------------------------------------
Fund Performance and Portfolio
 Composition                               10
---------------------------------------------
Fund Discussion                            11
---------------------------------------------
Glossary of Terms                          12
---------------------------------------------
Portfolio Highlights                       13
---------------------------------------------
Financial Statements and Notes             14
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely cash equivalents, bonds and stocks. With its broad range of funds, SchwabFunds-Registered Trademark- can help form the foundation of a diversified investment plan. Our asset allocation funds can even provide diversification within a single fund.

We recently added four new sector funds, the Schwab Focus Funds, to our SchwabFunds offering. Each invests in a group of industries within a specific sector--Communications, Financial Services, Healthcare and Technology--and can be an effective complement to individual stock investing. Each Focus Fund concentrates its investing in companies in a specific sector and may involve a greater degree of risk than an investment in mutual funds with greater diversification. For more information on the Schwab Focus Funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For our part, we at SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-. Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income taxes.

SCHWAB MUNICIPAL MONEY FUNDS(1)

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

  - Schwab Florida Municipal Money Fund

(1) Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

The table below presents the various money fund choices available at Schwab.

                                                        VALUE ADVANTAGE
 TAXABLE MONEY FUNDS   SWEEP INVESTMENTS-TM-   INVESTMENTS-REGISTERED TRADEMARK-
--------------------------------------------------------------------------------
Schwab Money Market
Fund                         -
--------------------------------------------------------------------------------
Schwab Value
Advantage Money
Fund--Investor Shares                                   -
--------------------------------------------------------------------------------
Schwab Government
Money Fund                   -
--------------------------------------------------------------------------------
Schwab U.S. Treasury
Money Fund                   -
--------------------------------------------------------------------------------

MUNICIPAL MONEY FUNDS
-------------------------------------------------------------------
Schwab Municipal
Money Fund                   -                       -
-------------------------------------------------------------------
Schwab California
Municipal Money Fund         -                       -
-------------------------------------------------------------------
Schwab New York
Municipal Money Fund         -                       -
-------------------------------------------------------------------
Schwab New Jersey
Municipal Money Fund         -
-------------------------------------------------------------------
Schwab Pennsylvania
Municipal Money Fund         -
-------------------------------------------------------------------
Schwab Florida
Municipal Money Fund         -
-------------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds-Registered Trademark-.

You can invest through our Web site at www.schwab.com or through our automated touch-tone telephone service, TeleBroker by calling 800-272-4922. Or, you can visit any of our more than 350 nationwide branches.

Schwab MoneyLink-Registered Trademark- lets you transfer money electronically, safely and easily between your Schwab account and your accounts at other financial institutions--at regularly scheduled intervals or upon request. For more information on MoneyLink, call 800-435-4000.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, including performance updates, can be found at our Web site: www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH REMAINS STRONG

April 2000 marked the beginning of the tenth year of the current economic expansion, the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. These rates are considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector, have been the principal factors driving this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                         5.00%
Q2 1990                                                         1.00%
Q3 1990                                                        -0.60%
Q4 1990                                                        -3.00%
Q1 1991                                                        -1.70%
Q2 1991                                                         2.60%
Q3 1991                                                         1.30%
Q4 1991                                                         2.50%
Q1 1992                                                         4.30%
Q2 1992                                                         4.00%
Q3 1992                                                         3.10%
Q4 1992                                                         5.20%
Q1 1993                                                        -0.70%
Q2 1993                                                         2.10%
Q3 1993                                                         1.50%
Q4 1993                                                         6.00%
Q1 1994                                                         3.60%
Q2 1994                                                         5.70%
Q3 1994                                                         2.20%
Q4 1994                                                         5.10%
Q1 1995                                                         1.50%
Q2 1995                                                         0.80%
Q3 1995                                                         3.20%
Q4 1995                                                         3.30%
Q1 1996                                                         2.90%
Q2 1996                                                         6.90%
Q3 1996                                                         2.20%
Q4 1996                                                         4.90%
Q1 1997                                                         4.90%
Q2 1997                                                         5.10%
Q3 1997                                                         4.00%
Q4 1997                                                         3.10%
Q1 1998                                                         6.70%
Q2 1998                                                         2.10%
Q3 1998                                                         3.80%
Q4 1998                                                         5.90%
Q1 1999                                                         3.70%
Q2 1999                                                         1.90%
Q3 1999                                                         5.70%
Q4 1999                                                         7.30%
Q1 2000                                                         4.80%
Q2 2000                                                         5.20%
Source: BLOOMBERG L.P.

Looking ahead, the availability of scarce labor resources and domestic consumers' responses to continued market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Fed has raised the federal funds rate a total of 1.75% since June 1999.

Although preliminary signs may indicate a second half slowdown in the vigorous growth rate of the economy, opinions vary with regard to future federal funds rate increases. Most economists do agree, however, that the U.S. economy appears poised for continued strong growth in 2000, albeit at lower rates than experienced in the first half.

UNEMPLOYMENT CONTINUES TO BE VERY LOW

As employment growth continues to exceed population growth, the unemployment rate remains very low. In fact, the 3.9% rate for April 2000 represented the lowest level in 30 years. Labor markets continue to be extremely tight in many areas of the country, reflecting a shrinking pool of available workers.

Another closely watched metric, the labor force participation rate, which measures the employment population as a percentage of the total population, is at a post-war high. While growth in the labor force has recently declined, the Fed has expressed its concern that continued tight labor markets and the related increases in wages may put further pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
Jan-00                                    4.0%
Feb-00                                    4.1%
Mar-00                                    4.1%
Apr-00                                    3.9%
May-00                                    4.1%
Jun-00                                    4.0%
Source: BLOOMBERG L.P.

INFLATION REMAINS CONTAINED, BUT CONCERNS EMERGE

Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. CPI's core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            EMPLOYMENT COST INDEX         CONSUMER PRICE INDEX
                MEASURES OF INFLATION                   12 - MONTH CHANGE (QUARTERLY)  12 - MONTH CHANGE (MONTHLY)
Jan-90                                                                           5.5%                         5.2%
Feb-90                                                                           5.5%                         5.3%
Mar-90                                                                           5.5%                         5.2%
Apr-90                                                                           5.4%                         4.7%
May-90                                                                           5.4%                         4.4%
Jun-90                                                                           5.4%                         4.7%
Jul-90                                                                           5.2%                         4.8%
Aug-90                                                                           5.2%                         5.6%
Sep-90                                                                           5.2%                         6.2%
Oct-90                                                                           4.9%                         6.3%
Nov-90                                                                           4.9%                         6.3%
Dec-90                                                                           4.9%                         6.1%
Jan-91                                                                           4.6%                         5.7%
Feb-91                                                                           4.6%                         5.3%
Mar-91                                                                           4.6%                         4.9%
Apr-91                                                                           4.6%                         4.9%
May-91                                                                           4.6%                         5.0%
Jun-91                                                                           4.6%                         4.7%
Jul-91                                                                           4.3%                         4.4%
Aug-91                                                                           4.3%                         3.8%
Sep-91                                                                           4.3%                         3.4%
Oct-91                                                                           4.3%                         2.9%
Nov-91                                                                           4.3%                         3.0%
Dec-91                                                                           4.3%                         3.1%
Jan-92                                                                           4.0%                         2.6%
Feb-92                                                                           4.0%                         2.8%
Mar-92                                                                           4.0%                         3.2%
Apr-92                                                                           3.6%                         3.2%
May-92                                                                           3.6%                         3.0%
Jun-92                                                                           3.6%                         3.1%
Jul-92                                                                           3.5%                         3.2%
Aug-92                                                                           3.5%                         3.1%
Sep-92                                                                           3.5%                         3.0%
Oct-92                                                                           3.5%                         3.2%
Nov-92                                                                           3.5%                         3.0%
Dec-92                                                                           3.5%                         2.9%
Jan-93                                                                           3.5%                         3.3%
Feb-93                                                                           3.5%                         3.2%
Mar-93                                                                           3.5%                         3.1%
Apr-93                                                                           3.6%                         3.2%
May-93                                                                           3.6%                         3.2%
Jun-93                                                                           3.6%                         3.0%
Jul-93                                                                           3.6%                         2.8%
Aug-93                                                                           3.6%                         2.8%
Sep-93                                                                           3.6%                         2.7%
Oct-93                                                                           3.5%                         2.8%
Nov-93                                                                           3.5%                         2.7%
Dec-93                                                                           3.5%                         2.7%
Jan-94                                                                           3.2%                         2.5%
Feb-94                                                                           3.2%                         2.5%
Mar-94                                                                           3.2%                         2.5%
Apr-94                                                                           3.2%                         2.4%
May-94                                                                           3.2%                         2.3%
Jun-94                                                                           3.2%                         2.5%
Jul-94                                                                           3.2%                         2.8%
Aug-94                                                                           3.2%                         2.9%
Sep-94                                                                           3.2%                         3.0%
Oct-94                                                                           3.0%                         2.6%
Nov-94                                                                           3.0%                         2.7%
Dec-94                                                                           3.0%                         2.7%
Jan-95                                                                           2.9%                         2.8%
Feb-95                                                                           2.9%                         2.9%
Mar-95                                                                           2.9%                         2.9%
Apr-95                                                                           2.9%                         3.1%
May-95                                                                           2.9%                         3.2%
Jun-95                                                                           2.9%                         3.0%
Jul-95                                                                           2.7%                         2.8%
Aug-95                                                                           2.7%                         2.6%
Sep-95                                                                           2.7%                         2.5%
Oct-95                                                                           2.7%                         2.8%
Nov-95                                                                           2.7%                         2.6%
Dec-95                                                                           2.7%                         2.5%
Jan-96                                                                           2.8%                         2.7%
Feb-96                                                                           2.8%                         2.7%
Mar-96                                                                           2.8%                         2.8%
Apr-96                                                                           2.9%                         2.9%
May-96                                                                           2.9%                         2.9%
Jun-96                                                                           2.9%                         2.8%
Jul-96                                                                           2.8%                         3.0%
Aug-96                                                                           2.8%                         2.9%
Sep-96                                                                           2.8%                         3.0%
Oct-96                                                                           2.9%                         3.0%
Nov-96                                                                           2.9%                         3.3%
Dec-96                                                                           2.9%                         3.3%
Jan-97                                                                           2.9%                         3.0%
Feb-97                                                                           2.9%                         3.0%
Mar-97                                                                           2.9%                         2.8%
Apr-97                                                                           2.8%                         2.5%
May-97                                                                           2.8%                         2.2%
Jun-97                                                                           2.8%                         2.3%
Jul-97                                                                           3.0%                         2.2%
Aug-97                                                                           3.0%                         2.2%
Sep-97                                                                           3.0%                         2.2%
Oct-97                                                                           3.3%                         2.1%
Nov-97                                                                           3.3%                         1.8%
Dec-97                                                                           3.3%                         1.7%
Jan-98                                                                           3.3%                         1.6%
Feb-98                                                                           3.3%                         1.4%
Mar-98                                                                           3.3%                         1.4%
Apr-98                                                                           3.5%                         1.4%
May-98                                                                           3.5%                         1.7%
Jun-98                                                                           3.5%                         1.7%
Jul-98                                                                           3.7%                         1.7%
Aug-98                                                                           3.7%                         1.6%
Sep-98                                                                           3.7%                         1.5%
Oct-98                                                                           3.4%                         1.5%
Nov-98                                                                           3.4%                         1.5%
Dec-98                                                                           3.4%                         1.6%
Jan-99                                                                           3.0%                         1.7%
Feb-99                                                                           3.0%                         1.6%
Mar-99                                                                           3.0%                         1.7%
Apr-99                                                                           3.2%                         2.3%
May-99                                                                           3.2%                         2.1%
Jun-99                                                                           3.2%                         2.0%
Jul-99                                                                           3.1%                         2.1%
Aug-99                                                                           3.1%                         2.3%
Sep-99                                                                           3.1%                         2.6%
Oct-99                                                                           3.4%                         2.6%
Nov-99                                                                           3.4%                         2.6%
Dec-99                                                                           3.4%                         2.7%
Jan-00                                                                           4.3%                         2.7%
Feb-00                                                                           4.3%                         3.2%
Mar-00                                                                           4.3%                         3.7%
Apr-00                                                                           4.4%                         3.0%
May-00                                                                           4.4%                         3.1%
Jun-00                                                                           4.4%                         3.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Wage inflation also exhibited a marked upward trend during the reporting period, as indicated by the Employment Cost Index (ECI). The ECI which measures the cost of employing workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay in both its communications and its actions (six federal funds rate increases since June 1999).

The Fed also has expressed concern that if labor markets continue to tighten, increases in wages may outpace productivity growth and place additional upward pressure on prices. Productivity growth becomes particularly critical in this environment as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

ASSET CLASS PERFORMANCE--SMALL-CAPS AND TECH STOCKS ARE VOLATILE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET CLASS PERFORMANCE    LEHMAN               RUSSELL 2000
                         AGGREGATE   MSCI-EAFE   SMALL-CAP    S&P 500
                         BOND INDEX    INDEX       INDEX       INDEX
1/7/00                       -0.06%     -4.56%        -3.23%   -1.89%
1/14/00                      -0.52%     -2.21%         0.60%   -0.28%
1/21/00                      -0.68%     -4.39%         5.82%   -1.90%
1/28/00                      -0.01%     -4.83%         0.05%   -7.42%
2/4/00                        0.12%     -2.85%         4.21%   -2.99%
2/11/00                      -0.17%     -2.30%         6.54%   -5.53%
2/18/00                       0.37%     -3.76%         8.26%   -8.32%
2/25/00                       1.02%     -3.01%        10.45%   -9.19%
3/3/00                        1.20%     -0.97%        18.72%   -3.92%
3/10/00                       1.00%     -0.99%        19.84%   -4.88%
3/17/00                       1.69%     -2.17%        14.09%   -0.15%
3/24/00                       1.57%     -0.25%        14.01%    4.14%
3/31/00                       2.20%     -0.40%         7.09%    2.27%
4/7/00                        3.02%     -1.40%         7.88%    3.48%
4/14/00                       2.95%     -4.85%        -9.80%   -7.42%
4/21/00                       2.85%     -5.64%        -4.23%   -2.10%
4/28/00                       1.90%     -5.73%         0.64%   -0.81%
5/5/00                        0.47%     -6.12%         1.98%   -2.16%
5/12/00                       0.34%     -7.08%        -2.33%   -2.95%
5/19/00                       0.54%    -10.41%        -4.56%   -3.91%
5/26/00                       1.64%     -9.93%        -8.97%   -5.89%
6/2/00                        2.83%     -3.95%         2.11%    1.04%
6/9/00                        3.15%     -4.10%         4.16%   -0.35%
6/16/00                       4.02%     -4.46%         2.37%    0.17%
6/23/00                       3.05%     -5.35%         1.75%   -1.40%
6/30/00                       3.99%     -4.06%         3.04%   -0.42%

COMPILED BY CHARLES SCHWAB & CO., INC.

As shown on the chart above, equity valuations, and particularly those of small-cap and technology stocks, exhibited extreme volatility during the reporting period.

The price/earnings (P/E) ratio for the NASDAQ 100 Index fell by 33% in just 14 trading days in March and

April. Remarkably, it still remained at levels above 100 even after this precipitous decline.

Small-cap stocks, as represented by the Russell 2000 Index, achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, produced a negative return of -0.42% for the same period.

Dampened by relatively weak foreign currencies, international stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.06% for the reporting period. Fixed income returns, on the other hand, were generally positive for the reporting period, reflecting a decline in intermediate and long-term interest rates. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month reporting period.

TREASURY BOND YIELDS--THE YIELD CURVE INVERTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10-YEAR AND FIVE-YEAR TREASURY BOND YIELDS  10-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/7/00                                                            6.52%                          6.41%
1/14/00                                                           6.68%                          6.58%
1/21/00                                                           6.77%                          6.63%
1/28/00                                                           6.66%                          6.66%
2/4/00                                                            6.55%                          6.65%
2/11/00                                                           6.60%                          6.70%
2/18/00                                                           6.49%                          6.68%
2/25/00                                                           6.33%                          6.47%
3/3/00                                                            6.39%                          6.59%
3/10/00                                                           6.38%                          6.60%
3/17/00                                                           6.19%                          6.45%
3/24/00                                                           6.19%                          6.50%
3/31/00                                                           6.00%                          6.31%
4/7/00                                                            5.58%                          6.18%
4/14/00                                                           5.58%                          6.11%
4/21/00                                                           5.99%                          6.24%
4/28/00                                                           6.21%                          6.54%
5/5/00                                                            6.51%                          6.76%
5/12/00                                                           6.51%                          6.77%
5/19/00                                                           6.49%                          6.70%
5/26/00                                                           6.33%                          6.57%
6/2/00                                                            6.15%                          6.37%
6/9/00                                                            6.13%                          6.36%
6/16/00                                                           5.97%                          6.18%
6/23/00                                                           6.19%                          6.37%
6/30/00                                                           6.03%                          6.19%
Source: BLOOMBERG L.P.

Treasury bond yields exhibited an unusual pattern during the reporting period. Yields on ten and 30-year treasury securities typically exceed those of five-year securities to compensate investors for the additional interest rate risk associated with longer duration securities. As shown in the graph above, however, this normal relationship reversed in January resulting in what is referred to as a negative yield curve.

This negative yield curve is a result of the accumulating budget surpluses, which are allowing the federal government to downsize its debt. The Treasury Department announced earlier this year that it plans to buy back $30 billion in debt in 2000 starting with longer-dated maturities since those payments carry the steepest interest payment. The anticipated reduction in supply resulting from this buyback program, as well as scaled back issuance, bid up the price of the longer-term securities and correspondingly reduced their yields during the reporting period.

SHORT-TERM INTEREST RATE ON THE RISE

Short-term interest rates increased during the reporting period, due to a combination of a robust U.S. economy and the Fed's actions to increase the federal funds rate from 5.5% at the beginning of the reporting period (January 1, 2000) to 6.5% by the end of the reporting period (June 30, 2000).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      90-DAY COMMERCIAL PAPER          THREE-MONTH        90-DAY
AND THREE-MONTH TREASURY BILL YIELDS  TREASURY BILL  COMMERCIAL PAPER
1/7/00                                        5.38%             5.66%
1/14/00                                       5.40%             5.71%
1/21/00                                       5.46%             5.77%
1/28/00                                       5.62%             5.79%
2/4/00                                        5.66%             5.85%
2/11/00                                       5.63%             5.86%
2/18/00                                       5.75%             5.86%
2/25/00                                       5.77%             5.88%
3/3/00                                        5.82%             5.89%
3/10/00                                       5.89%             5.91%
3/17/00                                       5.87%             6.00%
3/24/00                                       5.90%             6.05%
3/31/00                                       5.87%             6.09%
4/7/00                                        5.89%             6.09%
4/14/00                                       5.78%             6.08%
4/21/00                                       5.80%             6.12%
4/28/00                                       5.83%             6.17%
5/5/00                                        5.97%             6.41%
5/12/00                                       6.13%             6.54%
5/19/00                                       5.87%             6.59%
5/26/00                                       5.83%             6.61%
6/2/00                                        5.87%             6.62%
6/9/00                                        5.91%             6.57%
6/16/00                                       5.83%             6.57%
6/23/00                                       5.84%             6.57%
6/30/00                                       5.85%             6.58%
Source: BLOOMBERG L.P.

  THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Value Advantage Money Fund since its inception in 1992. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

YIELD SUMMARY AS OF 6/30/00(1)

------------------------------------------------------------------
Seven-Day Current Yield                                      6.22%
------------------------------------------------------------------
Seven-Day Effective Yield                                    6.41%
------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

YIELD ADVANTAGE

The Schwab Value Advantage Money Fund offers the potential to earn higher yields than many other money market funds. The fund is designed for cash reserves that do not require frequent access and, as such, has minimum balance and transaction requirements designed to keep operating expenses low. These lower expenses generally mean higher yields for fund shareholders.

The chart at right presents weekly seven-day effective yields for the fund and for the average taxable money fund and shows that the fund consistently outperformed the average taxable money fund during the reporting period.

PORTFOLIO COMPOSITION
The Schwab Value Advantage Money Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable- and floating-rate debt securities, bank notes and repurchase agreements. The chart at right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SEVEN-DAY EFFECTIVE YIELDS:      SCHWAB VALUE       IMONEY NET, INC.'S
  1/4/00 THROUGH 6/27/00     ADVANTAGE MONEY FUND  MONEY FUND AVERAGE(2)
1/4                                         5.79%                  5.18%
1/11                                        5.77%                  5.29%
1/18                                        5.77%                  5.26%
1/25                                        5.75%                  5.23%
2/1                                         5.75%                  5.24%
2/8                                         5.76%                  5.25%
2/15                                        5.78%                  5.29%
2/22                                        5.75%                  5.30%
2/29                                        5.78%                  5.32%
3/7                                         5.79%                  5.31%
3/14                                        5.79%                  5.33%
3/21                                        5.78%                  5.37%
3/28                                        5.78%                  5.43%
4/4                                         5.80%                  5.50%
4/11                                        5.84%                  5.49%
4/18                                        5.87%                  5.52%
4/25                                        5.87%                  5.53%
5/2                                         5.93%                  5.54%
5/9                                         5.99%                  5.57%
5/16                                        6.06%                  5.63%
5/23                                        6.14%                  5.77%
5/30                                        6.21%                  5.85%
6/6                                         6.29%                  5.89%
6/13                                        6.34%                  5.94%
6/20                                        6.38%                  5.98%
6/27                                        6.39%                  6.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO COMPOSITION AS A PERCENTAGE
              OF FUND INVESTMENTS
                 AS OF 6/30/00
Bank Notes & Bankers' Acceptances                  4.2%
Commercial Paper and Other Corporate Obligations  60.0%
Repurchase Agreements                              3.0%
Certificates of Deposit                           25.9%
Variable Rate Obligations                          6.9%

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Source: iMoney Net, Inc. Average seven-day effective net yield of funds in the first-tier retail category of taxable money funds for each week in the six months ended 6/30/00. The weekly number of funds in the category ranged from 297 to 308.

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Short-term interest rates increased during the reporting period, resulting from the strength of the U.S. economy and actions taken by the Federal Reserve
(Fed) to slow the pace of the economy and stem inflationary pressures. During the reporting period, the U.S. economy continued to grow rapidly, in spite of six separate interest rate hikes imposed by the Fed during the past year. Strong employment and record high equity values stimulated consumer spending, a key factor fueling the economy. As a result, gross domestic product (GDP) advanced strongly at a 5.0% annualized growth rate as of June 30, 2000. The Fed has expressed concern that if the present rate of growth continues, inflationary pressures could derail nine and a half years of economic expansion.

In the first half of the reporting period, the Fed adhered to a gradual approach to slowing down the economy by twice raising the federal funds rate by 0.25%, in February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%, its highest level since 1991.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUND'S PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. As discussed in the first question, the reporting period was characterized by a sharply rising interest rate environment. During this period, we restructured the fund's portfolio and implemented a "barbell" strategy, with most of the portfolio in shorter-term and longer-term maturities, and fewer in the middle range, although still within the confines of the fund's prospectus guidelines. The benefits of this strategy are that in an increasing interest rate environment, the proceeds from the shorter term securities can be reinvested at the higher prevailing rates. Further, the longer-dated maturities generally offer higher yields.

SEC regulations require that money funds maintain a dollar-weighted average maturity (DWAM) of no more than 90 days at all times while each individual security purchased must mature in 397 days or less. Money funds' DWAMs will vary depending on their respective investment managers' outlook for interest rates and will vary over time as that outlook changes. Our long-term strategy is to maintain DWAMs that are slightly longer than those of other money funds with similar investment objectives. We deviated from this strategy somewhat during the reporting period by shortening the fund's DWAM to be comparable to those of its peers. Shortening the fund's DWAM allowed the fund to take advantage of the rising rate environment by investing in higher yielding securities, as explained above.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

------------------------------------------
Last seven days                      6.22%
------------------------------------------
Last three months                    5.95%
------------------------------------------
Last 12 months                       5.45%
------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE           3/31/00     6/30/00
---------------------------------------------
0-15 days                   16.1%       32.8%
---------------------------------------------
16-30 days                  14.1%       20.3%
---------------------------------------------
31-60 days                  37.1%        7.5%
---------------------------------------------
61-90 days                  20.9%       11.6%
---------------------------------------------
91-120 days                  2.3%       13.2%
---------------------------------------------
More than 120 days           9.5%       14.6%
---------------------------------------------
Weighted average          61 days     62 days
---------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 6/30/00
----------------------------------------------------------------------------------
Tier 1                                                     100.0%
----------------------------------------------------------------------------------

(1) A portion of the Fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                             Par       Value
                                                           -------- -----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 60.1%
AUTOMOBILE RECEIVABLES -- 0.3% (f)
New Center Asset Trust Plus
   6.61%, 07/20/00                                         $ 87,000 $    86,701
                                                                    -----------
AUTOMOTIVE -- 2.0%
FCE Bank, PLC
   6.56%, 07/07/00                                           20,000      19,978
   6.72%, 10/05/00                                           39,000      38,314
Ford Motor Credit
   6.60%, 07/06/00                                          175,000     174,841
   6.79%, 07/07/00                                          270,000     269,695
General Motors Acceptance Corp.
   6.66%, 07/21/00                                          102,000     101,626
Hertz Corp.
   6.57%, 07/11/00                                           25,000      24,955
                                                                    -----------
                                                                        629,409
                                                                    -----------
BANKING - AUSTRALIA -- 0.8%
CBA (Delaware) Finance, Inc.
   6.30%, 09/08/00                                           57,000      56,333
   6.30%, 09/13/00                                           25,000      24,686
National Australia Funding (Delaware), Inc.
   6.79%, 07/06/00                                          175,000     174,835
                                                                    -----------
                                                                        255,854
                                                                    -----------
BANKING - BELGIUM -- 1.2% (a)
BBL North America
   6.57%, 07/13/00                                           50,000      49,891
   6.47%, 10/04/00                                           87,000      85,562
Fortis Funding, L.L.C.
   6.14%, 07/10/00                                           45,000      44,932
   6.16%, 07/11/00                                           50,000      49,917
   6.49%, 08/04/00                                           29,000      28,825
   6.72%, 09/15/00                                           50,000      49,304
   6.70%, 09/19/00                                           25,000      24,634
   6.85%, 11/02/00                                           25,000      24,430
                                                                    -----------
                                                                        357,495
                                                                    -----------
BANKING - CANADA -- 0.9%
Bank of Nova Scotia
   6.58%, 07/11/00                                           50,000      49,909
National Bank of Canada
   6.49%, 08/01/00                                           70,000      69,615
   6.48%, 09/27/00                                           75,000      73,850
   6.47%, 10/10/00                                           70,000      68,771
                                                                    -----------
                                                                        262,145
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
BANKING - DENMARK -- 0.1%
Den Danske Corp.
   6.49%, 07/31/00                                         $ 27,000 $    26,856
                                                                    -----------
Banking - France -- 1.9%
Dexia CLF Finance Co.
   6.57%, 07/10/00                                          100,000      99,837
   6.25%, 07/11/00                                           20,000      19,966
   6.57%, 07/11/00                                           31,000      30,944
   6.49%, 09/29/00                                           30,000      29,528
   6.46%, 10/04/00                                           75,000      73,761
Societe Generale
   6.57%, 07/14/00                                          350,000     349,175
                                                                    -----------
                                                                        603,211
                                                                    -----------
BANKING - GERMANY -- 2.2%
Bavaria TRR Corp. (a)(e)
   6.73%, 07/21/00                                          104,000     103,613
   6.65%, 07/25/00                                           80,739      80,383
Comision Federal de Electricidad (e)
   6.71%, 08/04/00                                           92,000      91,421
Deutsche Bank Financial, Inc.
   6.24%, 07/17/00                                           35,000      34,904
   6.64%, 08/02/00                                          235,000     233,628
Giro US Funding Corp. (a)(e)
   6.86%, 07/07/00                                           20,046      20,023
   6.65%, 07/25/00                                           60,439      60,173
   6.49%, 07/27/00                                           64,654      64,356
                                                                    -----------
                                                                        688,501
                                                                    -----------
BANKING - NETHERLANDS -- 3.1%
ABN-AMRO North America Finance, Inc.
   6.48%, 09/29/00                                          125,000     123,039
Atlantis One Funding Corp. (e)
   6.60%, 07/19/00                                           36,000      35,882
   6.69%, 08/17/00                                           89,593      88,821
   6.72%, 10/05/00                                          281,864     276,903
   6.72%, 10/06/00                                           95,154      93,462
Tulip Funding Corp. (a)
   6.30%, 07/19/00                                           47,973      47,825
   6.49%, 07/27/00                                           52,000      51,760
   6.42%, 07/28/00                                           93,226      92,784
   6.90%, 09/13/00                                          105,450     103,986
   6.76%, 09/27/00                                           26,000      25,577
                                                                    -----------
                                                                        940,039
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
BANKING - NORWAY -- 0.6%
Christiania Capital Corp. (a)
   6.71%, 09/21/00                                         $ 45,000 $    44,324
Den Norske Bank
   6.71%, 09/19/00                                          100,000      98,533
   6.71%, 09/22/00                                           54,000      53,179
                                                                    -----------
                                                                        196,036
                                                                    -----------
BANKING - SWEDEN -- 1.1%
AB Spintab
   6.72%, 09/07/00                                           50,000      49,376
   6.75%, 09/29/00                                           50,000      49,171
   6.71%, 10/30/00                                           50,000      48,909
Forenings Sparbanken AB (Swedbank)
   6.15%, 07/28/00                                           25,000      24,888
   6.71%, 09/05/00                                           57,000      56,310
   6.46%, 10/13/00                                           85,000      83,464
   6.46%, 10/16/00                                           35,000      34,350
                                                                    -----------
                                                                        346,468
                                                                    -----------
BANKING - SWITZERLAND -- 0.8%
Credit Suisse First Boston, Inc. (a)
   6.81%, 11/03/00                                          100,000      97,715
UBS Finance (Delaware), Inc.
   6.93%, 07/05/00                                          156,000     155,880
                                                                    -----------
                                                                        253,595
                                                                    -----------
BANKING - UNITED KINGDOM -- 1.0%
Abbey National North America Corp.
   6.60%, 10/31/00                                          100,000      97,838
   7.00%, 11/20/00                                           67,000      65,213
Repeat Offering Securitzation Entity,
 Inc. (a)(e)
   6.49%, 07/28/00                                           86,718      86,303
United Mexican States
   6.37%, 08/17/00                                           50,000      49,594
                                                                    -----------
                                                                        298,948
                                                                    -----------
BANKING - UNITED STATES -- 4.2%
BankAmerica Corp.
   6.68%, 08/02/00                                           70,000      69,591
   6.80%, 11/06/00                                          150,000     146,496
   7.02%, 11/21/00                                          275,000     267,583
Citicorp
   6.60%, 07/07/00                                          100,000      99,891
   6.57%, 07/12/00                                          106,000     105,789
   6.57%, 07/13/00                                          100,000      99,782

                                                             Par       Value
                                                           -------- -----------
Enterprise Funding Corp. (a)(e)
   6.68%, 07/28/00                                         $ 20,104 $    20,004
Forrestal Funding Master Trust (a)(e)
   6.59%, 07/13/00                                           18,821      18,780
   6.64%, 08/04/00                                           35,447      35,227
   6.76%, 08/07/00                                           28,083      27,891
   6.76%, 08/08/00                                           24,000      23,831
Intrepid Funding Master Trust (a)(e)
   6.37%, 07/24/00                                           45,000      44,820
   6.74%, 08/01/00                                           22,000      21,874
   6.74%, 08/02/00                                           15,319      15,228
   6.75%, 09/11/00                                           50,850      50,175
   6.77%, 09/12/00                                          122,250     120,601
   6.41%, 09/13/00                                           34,000      33,565
Kitty Hawk Funding Corp. (a)(e)
   6.61%, 07/20/00                                           50,000      49,827
   6.42%, 08/11/00                                           43,154      42,844
                                                                    -----------
                                                                      1,293,799
                                                                    -----------
CREDIT CARD RECEIVABLES -- 2.3% (a)(f)
Dakota Certificates Program SCCMT-1
   6.63%, 07/06/00                                           40,000      39,963
   6.63%, 07/07/00                                           25,000      24,973
   6.23%, 07/11/00                                           25,000      24,957
   6.60%, 07/18/00                                          109,000     108,663
   6.32%, 07/25/00                                          100,000      99,585
   6.68%, 07/27/00                                           13,000      12,938
   6.31%, 07/28/00                                           50,000      49,767
   6.32%, 07/28/00                                           40,000      39,813
   6.33%, 07/28/00                                           29,000      28,865
   6.76%, 08/03/00                                           30,000      29,816
Montauk Funding Corp.
   6.63%, 07/11/00                                          118,000     117,785
   6.62%, 07/12/00                                           80,000      79,840
   6.70%, 08/08/00                                           35,000      34,757
Providian Master Trust Series 1993-3
   6.65%, 07/12/00                                           19,977      19,937
                                                                    -----------
                                                                        711,659
                                                                    -----------
DIVERSIFIED FINANCIAL ASSETS -- 15.8% (f)
Amsterdam Funding Corp. (a)
   6.65%, 07/07/00                                           25,000      24,973
   6.59%, 07/10/00                                           20,000      19,967
   6.59%, 07/11/00                                           50,000      49,909
   6.67%, 07/11/00                                           40,000      39,926
   6.59%, 07/13/00                                           50,000      49,891
   6.74%, 08/08/00                                           25,000      24,825

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                             Par       Value
                                                           -------- -----------
Bavaria Universal Funding Corp. (a)
   6.59%, 07/10/00                                         $ 40,000 $    39,934
   6.59%, 07/13/00                                           87,000      86,810
   6.60%, 07/14/00                                           20,000      19,953
   6.31%, 07/20/00                                            9,000       8,970
   6.36%, 09/15/00                                           45,000      44,415
Beta Finance, Inc. (a)
   6.73%, 09/20/00                                           24,000      23,642
   6.74%, 09/22/00                                           79,000      77,794
   6.53%, 10/25/00                                           40,000      39,185
   6.59%, 10/26/00                                           23,000      22,523
   6.92%, 11/08/00                                           50,000      48,794
CC (USA), Inc. (a)
   6.19%, 07/18/00                                           24,500      24,430
   6.82%, 08/18/00                                           49,000      48,562
   6.30%, 08/23/00                                           20,000      19,820
   6.77%, 09/01/00                                           16,000      15,816
   6.40%, 09/12/00                                           22,000      21,723
   6.46%, 09/25/00                                           50,000      49,253
   6.50%, 09/29/00                                           79,500      78,248
Charta Corp. (a)
   6.55%, 07/06/00                                           71,564      71,500
   6.29%, 07/14/00                                           50,000      49,888
   6.30%, 07/19/00                                           57,000      56,823
   6.33%, 07/24/00                                           17,000      16,932
Clipper Receivables Corp. (a)
   6.60%, 07/14/00                                           50,000      49,882
Concord Minutemen Capital Co., L.L.C.
 Series A (a)
   6.65%, 07/07/00                                           70,000      69,923
   6.65%, 07/17/00                                           32,000      31,906
   6.74%, 07/25/00                                          120,000     119,464
   6.74%, 09/14/00                                            4,000       3,945
   6.75%, 09/14/00                                           50,000      49,310
   6.41%, 09/18/00                                           11,000      10,850
   6.74%, 09/21/00                                           50,877      50,109
Delaware Funding Corp. (a)
   6.60%, 07/17/00                                           50,000      49,854
Dorada Finance, Inc. (a)
   6.27%, 07/10/00                                           28,650      28,606
   6.52%, 07/26/00                                           14,000      13,938
   6.73%, 09/19/00                                           26,000      25,618
   6.73%, 09/21/00                                           20,000      19,698
   6.76%, 09/27/00                                           10,000       9,837
   6.80%, 10/05/00                                           12,000      11,787
   6.49%, 10/06/00                                           15,000      14,746
   6.53%, 10/25/00                                           68,500      67,105

                                                             Par       Value
                                                           -------- -----------
Greenwich Funding Corp. (d)
   6.59%, 07/12/00                                         $ 17,665 $    17,630
   6.66%, 07/21/00                                           21,000      20,923
   6.49%, 07/28/00                                           64,046      63,739
   6.68%, 08/04/00                                           17,000      16,894
Greyhawk Funding, L.L.C. (a)
   6.60%, 07/17/00                                           75,000      74,781
   6.60%, 07/20/00                                          120,000     119,585
International Securitization Corp. (a)
   6.60%, 07/12/00                                           22,000      21,956
   6.62%, 07/14/00                                           19,718      19,671
   6.69%, 07/17/00                                           14,071      14,030
   6.60%, 07/18/00                                           24,000      23,926
   6.50%, 07/26/00                                           11,036      10,987
   6.31%, 07/28/00                                            8,247       8,209
   6.74%, 08/09/00                                           65,000      64,533
   6.74%, 08/10/00                                           40,000      39,705
   6.75%, 09/05/00                                           10,000       9,878
   6.74%, 09/18/00                                           58,842      57,987
   6.41%, 09/19/00                                           26,460      26,095
   6.63%, 10/27/00                                           20,000      19,580
   6.74%, 10/27/00                                           24,908      24,376
   6.91%, 12/19/00                                           15,915      15,409
Lexington Parker Capital Corp. (a)
   6.60%, 07/12/00                                           20,000      19,960
   6.60%, 07/13/00                                           45,111      45,012
   6.61%, 07/18/00                                           81,483      81,230
   6.32%, 07/20/00                                           43,000      42,859
   6.69%, 07/20/00                                           37,000      36,871
   6.31%, 07/21/00                                           25,000      24,914
   6.74%, 08/10/00                                           19,778      19,632
   6.50%, 10/12/00                                           85,000      83,470
Links Finance, L.L.C. (a)
   6.67%, 07/05/00                                           24,000      23,982
   6.49%, 07/14/00                                           36,000      35,917
   6.70%, 07/24/00                                           21,000      20,911
   6.78%, 08/14/00                                           18,000      17,853
   6.80%, 08/24/00                                           20,000      19,800
Market Street Funding Corp. (a)
   6.96%, 07/05/00                                           79,000      78,939
   6.27%, 07/12/00                                           38,684      38,611
   6.28%, 07/18/00                                           80,000      79,767
MOAT Funding, L.L.C. (a)
   6.58%, 07/05/00                                           50,000      49,964
   6.23%, 07/06/00                                           97,000      96,917
   6.30%, 07/07/00                                           31,000      30,968
   6.59%, 07/10/00                                           30,000      29,951
   6.73%, 09/15/00                                           40,000      39,441

                                                             Par       Value
                                                           -------- -----------
   6.74%, 09/18/00                                         $ 24,000 $    23,651
   6.75%, 09/18/00                                           20,000      19,709
   6.74%, 09/20/00                                           15,000      14,777
Mont Blanc Capital Corp. (a)
   6.23%, 07/05/00                                           55,141      55,103
   6.27%, 07/07/00                                           46,120      46,073
   6.30%, 07/17/00                                           25,281      25,211
   6.66%, 07/19/00                                           38,955      38,827
   6.80%, 08/15/00                                           11,000      10,908
Sigma Finance, Inc. (a)
   6.62%, 07/12/00                                            7,050       7,036
   6.63%, 07/14/00                                           25,000      24,941
   6.20%, 07/24/00                                           68,000      67,738
   6.73%, 09/12/00                                           50,000      49,329
   6.75%, 09/13/00                                           35,000      34,522
   6.36%, 09/15/00                                           54,000      53,298
   6.41%, 09/19/00                                          100,000      98,620
   6.50%, 10/13/00                                           93,000      91,310
   6.52%, 10/20/00                                           50,000      49,026
   6.31%, 11/01/00                                           50,000      50,000
   6.93%, 11/09/00                                           30,000      29,269
Stellar Funding Group, Inc. (a)
   6.58%, 07/07/00                                           20,145      20,123
   6.59%, 07/10/00                                           23,701      23,662
   6.60%, 07/12/00                                           21,000      20,958
   6.63%, 07/18/00                                           15,000      14,953
   6.50%, 07/27/00                                           13,550      13,487
   6.51%, 07/31/00                                           19,639      19,534
   6.41%, 09/22/00                                           34,478      33,984
   6.77%, 10/27/00                                           36,202      35,425
Thames Asset Global Securitization
 No. 1, Inc. (a)
   6.27%, 07/06/00                                           69,090      69,031
   6.60%, 07/10/00                                           38,980      38,916
   6.34%, 07/14/00                                           18,551      18,509
   6.27%, 07/17/00                                           51,802      51,660
   6.32%, 07/24/00                                           33,937      33,802
Variable Funding Capital Corp. (a)
   6.54%, 07/06/00                                           13,000      12,988
   6.63%, 07/07/00                                          100,000      99,890
   6.60%, 07/17/00                                           94,496      94,220
   6.67%, 07/28/00                                          100,000      99,502
   6.50%, 08/02/00                                          100,000      99,432
                                                                    -----------
                                                                      4,877,371
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
FINANCE - COMMERCIAL -- 2.5%
CIT Group Holdings, Inc.
   6.25%, 07/18/00                                         $143,000 $   142,585
   6.66%, 08/28/00                                           50,000      49,469
General Electric Capital International
Funding, Inc. (a)
   6.58%, 07/10/00                                          150,000     149,754
   6.58%, 07/11/00                                           85,000      84,845
   6.57%, 07/12/00                                           50,000      49,900
   6.58%, 07/14/00                                          100,000      99,764
   6.59%, 07/18/00                                           50,000      49,845
   6.62%, 07/26/00                                          100,000      99,545
Heller Financial, Inc.
   6.92%, 08/23/00                                           56,000      55,440
                                                                    -----------
                                                                        781,147
                                                                    -----------
FINANCE - CONSUMER -- 2.9%
Associates Corp. of North America
   7.00%, 07/03/00                                          183,000     182,989
   6.72%, 10/03/00                                          136,000     133,656
   6.72%, 10/04/00                                          140,000     137,562
   6.72%, 10/05/00                                          140,000     137,536
Associates First Capital, B.V.
   7.00%, 07/03/00                                          182,000     181,869
   6.67%, 07/24/00                                           28,000      27,882
   6.73%, 09/01/00                                           56,000      55,361
   6.72%, 10/02/00                                           30,000      29,489
                                                                    -----------
                                                                        886,344
                                                                    -----------
INSURANCE - MONOLINE -- 0.2% (a)
Triple-A One Funding Corp.
   6.60%, 07/17/00                                           55,384      55,223
                                                                    -----------
INSURANCE - MULTILINE -- 0.2%
GE Financial Assurance Holdings, Inc.
   6.57%, 07/12/00                                           50,000      49,900
                                                                    -----------
SECURITIES BROKERAGE - DEALER -- 7.5%
Bear Stearns Companies, Inc.
   6.61%, 07/19/00                                           67,000      66,781
   6.68%, 07/20/00                                          112,000     111,610
   6.77%, 09/15/00                                          100,000      98,598
Goldman Sachs Group, LP
   6.00%, 08/07/00                                          100,000     100,000
   6.29%, 08/30/00                                           75,000      74,238
   6.77%, 10/04/00                                           98,000      96,280
   6.47%, 10/11/00                                           23,000      22,592
   6.56%, 10/26/00                                           27,000      26,443

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                             Par       Value
                                                           -------- -----------
   6.71%, 11/01/00                                         $ 49,000 $    47,913
   7.05%, 11/14/00                                          100,000      97,427
   7.03%, 11/21/00                                           60,000      58,382
   6.86%, 11/22/00                                           83,000      80,786
JP Morgan & Co.
   6.20%, 07/11/00                                          104,000     103,824
Merrill Lynch & Co., Inc.
   6.86%, 03/29/01                                          100,000     100,000
Morgan Stanley Dean Witter
Discover & Co.
   6.64%, 07/25/00                                          150,000     149,340
   6.72%, 09/14/00                                          425,000     419,165
   6.72%, 09/15/00                                          200,000     197,218
PaineWebber Group, Inc.
   6.76%, 07/05/00                                           32,000      31,976
Salomon Smith Barney Holdings, Inc.
   6.59%, 07/18/00                                          106,000     105,672
   6.71%, 09/18/00                                           71,000      69,972
Ventures Business Trust (a)
   6.59%, 07/10/00                                           75,000      74,877
   6.59%, 07/12/00                                           90,000      89,820
   6.72%, 09/13/00                                           98,000      96,668
                                                                    -----------
                                                                      2,319,582
                                                                    -----------
TRADE RECEIVABLES -- 8.5% (a)(f)
Apreco, Inc.
   6.44%, 07/06/00                                           40,000      39,965
   6.55%, 07/13/00                                           50,000      49,892
   6.60%, 07/17/00                                           41,000      40,881
   6.27%, 07/18/00                                           20,000      19,942
   6.73%, 08/28/00                                           20,000      19,786
Asset Securitization Cooperative Corp.
   7.01%, 07/05/00                                           26,650      26,629
   6.83%, 07/07/00                                           33,360      33,322
Compass Securitization, L.L.C.
   6.59%, 07/10/00                                           14,000      13,977
   6.60%, 07/12/00                                           70,000      69,860
   6.60%, 07/14/00                                           71,000      70,832
   6.68%, 07/24/00                                           66,275      65,995
Corporate Asset Funding Co., Inc.
   6.54%, 07/07/00                                           75,000      74,919
Corporate Receivables Corp.
   6.59%, 07/05/00                                           25,000      24,982
   6.62%, 07/06/00                                          100,000      99,909
   6.55%, 07/13/00                                          150,000     149,677
   6.29%, 07/14/00                                           95,000      94,787
   6.72%, 08/25/00                                          100,000      98,984
   6.29%, 07/10/00                                           25,000      24,961

                                                             Par       Value
                                                           -------- -----------
CXC, Inc.
   6.60%, 07/17/00                                         $150,000 $   149,566
   6.72%, 08/29/00                                           15,000      14,837
Edison Asset Securitization Corp., L.L.C.
   6.63%, 07/07/00                                           11,437      11,424
   6.60%, 07/18/00                                           18,685      18,627
Eureka Securitization, Inc.
   6.54%, 07/05/00                                           66,000      65,952
   6.54%, 07/06/00                                           50,000      49,955
Giro Multi Funding Corp.
   6.65%, 07/12/00                                           50,000      49,899
   6.73%, 07/20/00                                           23,000      22,919
   6.61%, 07/21/00                                          100,000      99,636
Monte Rosa Capital Corp.
   6.65%, 07/12/00                                           61,063      60,940
   6.59%, 07/13/00                                           68,581      68,431
   6.66%, 07/19/00                                           53,559      53,383
   6.63%, 07/20/00                                           71,597      71,349
   6.65%, 08/02/00                                           30,637      30,457
Park Avenue Receivables Corp.
   6.86%, 07/07/00                                           17,001      16,981
   6.59%, 07/12/00                                           68,657      68,519
   6.60%, 07/18/00                                          125,000     124,613
   6.67%, 07/24/00                                           41,788      41,611
   6.68%, 07/25/00                                           30,251      30,117
Quincy Capital Corp.
   6.59%, 07/11/00                                           41,129      41,054
   6.78%, 07/12/00                                           77,667      77,507
WCP Funding, Inc.
   6.33%, 07/05/00                                           48,000      47,967
   6.44%, 07/06/00                                           70,000      69,938
   6.54%, 07/06/00                                           27,000      26,976
Windmill Funding
   6.63%, 07/06/00                                           27,000      26,975
   6.63%, 07/07/00                                           25,000      24,973
   6.59%, 07/13/00                                           67,946      67,798
   6.69%, 07/31/00                                           10,000       9,945
   6.75%, 08/01/00                                           25,000      24,856
   6.64%, 08/04/00                                           25,000      24,845
Wood Street Funding Corp.
   6.65%, 07/10/00                                           12,053      12,033
   6.64%, 07/20/00                                           18,603      18,543
   6.73%, 09/18/00                                           41,870      41,262
   6.73%, 09/19/00                                           16,000      15,765
                                                                    -----------
                                                                      2,598,953
                                                                    -----------
TOTAL COMMERCIAL PAPER AND
 OTHER CORPORATE OBLIGATIONS
 (Cost $18,519,236)                                                  18,519,236
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
CERTIFICATES OF DEPOSIT -- 25.9%
BANKING - BELGIUM -- 0.2%
Credit Communal de Belgique
   6.25%, 07/14/00                                         $ 60,000 $    60,000
                                                                    -----------
BANKING - CANADA -- 4.8%
Canadian Imperial Bank of Commerce
   6.59%, 08/03/00                                          300,000     300,000
   6.76%, 02/12/01                                          100,000      99,977
   6.75%, 03/27/01                                          115,000     114,966
National Bank of Canada
   6.05%, 07/05/00                                          100,000     100,000
Royal Bank of Canada
   5.75%, 07/03/00                                           52,500      52,500
   6.75%, 02/14/01                                          100,000      99,976
   6.90%, 03/29/01                                          100,000      99,979
   6.79%, 04/19/01                                           95,000      94,953
   7.00%, 05/02/01                                          125,000     124,980
   7.26%, 05/09/01                                          100,000      99,976
Toronto-Dominion Bank
   6.46%, 10/16/00                                          300,000     300,000
                                                                    -----------
                                                                      1,487,307
                                                                    -----------
BANKING - DENMARK -- 0.2%
Den Danske Corp.
   6.58%, 07/14/00                                           75,000      75,000
                                                                    -----------
BANKING - FINLAND -- 0.4%
Merita Bank, Ltd.
   6.15%, 07/03/00                                           30,000      29,999
   6.15%, 07/26/00                                           75,000      75,000
                                                                    -----------
                                                                        104,999
                                                                    -----------
BANKING - FRANCE -- 1.5%
Banque Nationale de Paris
   6.57%, 07/05/00                                          100,000     100,000
Societe Generale
   6.57%, 07/05/00                                          258,000     258,000
   6.46%, 10/12/00                                          100,000     100,000
                                                                    -----------
                                                                        458,000
                                                                    -----------
BANKING - GERMANY -- 9.1%
Bayerische HypoVereinsbank, AG
   6.70%, 09/07/00                                          104,200     104,200
   7.02%, 11/17/00                                          200,000     200,000
Commerzbank, AG
   6.14%, 07/03/00                                           25,000      25,000
   6.70%, 09/20/00                                           40,000      40,004

                                                             Par       Value
                                                           -------- -----------
   6.71%, 09/25/00                                         $150,000 $   150,000
   6.73%, 09/28/00                                           89,000      89,001
Deutsche Bank, AG
   6.55%, 07/03/00                                          205,000     205,000
   6.59%, 07/05/00                                           86,000      86,000
   6.57%, 07/13/00                                          315,000     315,000
   6.14%, 10/18/00                                           25,000      25,003
   6.26%, 10/18/00                                          100,000      99,983
   6.21%, 11/29/00                                          100,000      99,972
   6.55%, 01/12/01                                          100,000      99,975
   6.56%, 01/29/01                                           95,000      94,971
   7.18%, 06/12/01                                          150,000     149,973
Dresdner Bank
   6.80%, 04/25/01                                           50,000      49,992
Landesbank Baden Wurttemberg
   6.70%, 09/07/00                                           90,000      90,001
   6.52%, 10/27/00                                          100,000     100,000
   6.85%, 11/02/00                                           50,000      49,954
   7.02%, 11/27/00                                           50,000      50,003
   7.00%, 12/05/00                                           25,000      25,003
   7.36%, 06/05/01                                           77,000      77,017
Landesbank Hessen-Thuringen Girozentrale
   7.22%, 05/04/01                                           88,000      87,926
Norddeutsche Landesbank Girozentrale
   6.13%, 07/05/00                                           35,000      35,000
   6.15%, 07/31/00                                           25,000      25,000
   6.60%, 02/01/01                                           50,000      49,986
Westdeutsche Landesbank Girozentrale
   6.38%, 09/20/00                                           55,000      55,000
   6.48%, 10/02/00                                           35,000      35,000
   6.48%, 10/03/00                                          180,000     180,000
   7.00%, 05/02/01                                          100,000     100,000
                                                                    -----------
                                                                      2,793,964
                                                                    -----------
BANKING - NETHERLANDS -- 0.8%
ING Bank, NV
   6.59%, 07/19/00                                          100,000     100,000
   6.69%, 09/08/00                                           50,000      50,001
   6.46%, 10/11/00                                          100,000     100,001
                                                                    -----------
                                                                        250,002
                                                                    -----------
BANKING - NORWAY -- 0.2%
Christiana Bank
   6.72%, 09/27/00                                           73,000      73,001
                                                                    -----------
BANKING - SWEDEN -- 0.6%
Forenings Sparbanken (Swedbank)
   6.58%, 07/17/00                                          100,000     100,000

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                             Par       Value
                                                           -------- -----------
Svenska Handelsbanken
   6.58%, 07/14/00                                         $100,000 $   100,000
                                                                    -----------
                                                                        200,000
                                                                    -----------
BANKING - SWITZERLAND -- 3.0%
Credit Suisse First Boston
   6.15%, 07/03/00                                           75,000      74,998
UBS, AG
   5.80%, 07/05/00                                           25,000      25,000
   6.58%, 07/11/00                                          140,000     140,000
   6.15%, 11/20/00                                          250,000     249,935
   6.30%, 12/11/00                                          100,000      99,963
   6.50%, 01/02/01                                          137,000     136,967
   6.85%, 04/27/01                                          100,000      99,977
   7.25%, 06/12/01                                          100,000      99,982
                                                                    -----------
                                                                        926,822
                                                                    -----------
BANKING - UNITED KINGDOM -- 4.0%
Abbey National Treasury Services, PLC
   6.47%, 10/06/00                                          500,000     500,000
Bank of Scotland Treasury Services
   6.58%, 07/13/00                                           50,000      50,000
Barclays Bank, PLC
   6.59%, 07/13/00                                           40,000      40,000
   5.85%, 08/01/00                                          100,000     100,000
Halifax, PLC
   6.58%, 07/19/00                                          300,000     300,000
   6.58%, 07/20/00                                          100,000     100,000
Lloyds TSB Bank, PLC
   6.65%, 07/03/00                                           49,000      48,999
National Westminster Bank, PLC
   6.70%, 02/01/01                                           87,000      86,975
                                                                    -----------
                                                                      1,225,974
                                                                    -----------
BANKING - UNITED STATES -- 1.1%
American Express Centurion Bank
   6.51%, 07/07/00                                           25,000      25,000
   6.64%, 07/28/00                                           98,000      98,000
First Tennessee Bank, N.A.
   6.25%, 07/14/00                                           50,000      50,000
Union Bank of California
   6.77%, 09/01/00                                          140,000     140,000
Wilmington Trust Co.
   6.56%, 07/07/00                                           25,000      25,000
   7.07%, 12/01/00                                           10,000      10,000
                                                                    -----------
                                                                        348,000
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $8,003,069)                                                    8,003,069
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
VARIABLE RATE OBLIGATIONS -- 7.0% (b)
AUTOMOTIVE -- 0.3%
Ford Motor Credit
   6.73%, 08/18/00                                         $ 90,000 $    89,990
                                                                    -----------
BANKING - CANADA -- 0.1%
City of New Britain, Connecticut GO
 Pension Bonds
   6.67%, 07/07/00                                           40,000      40,000
                                                                    -----------
BANKING - GERMANY -- 0.1% (e)
City of Santa Rosa VRD Wastewater
 Series 1998A
   6.75%, 07/07/00                                           17,800      17,800
                                                                    -----------
BANKING - NETHERLANDS -- 0.4%
Restructured Assets Certificates with
 Enhanced Returns Notes
  Series 1999-25-MM-MBS (d) (e)
   6.74%, 07/06/00                                          100,000     100,000
Special Care Facilities Financing
 Authority of The City of Daphne
  (Presbyterian Retirement Corp., Inc.)
  Series 1998B
   6.70%, 07/07/00                                            6,850       6,850
                                                                    -----------
                                                                        106,850
                                                                    -----------
BANKING - SWITZERLAND -- 0.3% (d)
Structured Product Asset Return
  Certificates, Series 2000-1
   6.36%, 07/24/00                                          100,000     100,000
                                                                    -----------
BANKING - UNITED KINGDOM & GERMANY -- 0.0% (e)
County of Riverside, California
 1990 Taxable COP (Monterey Avenue
 Project)
   6.80%, 07/07/00                                            7,800       7,800
                                                                    -----------
BANKING - UNITED STATES -- 0.5%
Active Living of Glenview, L.L.C. Senior
 Floating Rate Note Series 1998 (a)(e)
   6.80%, 07/07/00                                           11,000      11,000
Baptist Health Systems of South
Florida, Inc. Series 1995A (e)
   6.60%, 07/07/00                                            6,165       6,165
Baptist Health Systems of South
Florida, Inc. Series 1995B (e)
   6.60%, 07/07/00                                            4,500       4,500

                                                             Par       Value
                                                           -------- -----------
BMC Special  Care  Facilities  Financing
 Authority  of the City of  Montgomery,
 Alabama Taxable RB (Montgomery
 Baptist Outreach Services Corp.
 Project) Series 1997A (e)
   6.70%, 07/07/00                                         $  8,600 $     8,600
Columbus, Georgia Development
 Authority Taxable RB (Jay Leasing,
 Inc. Project) Series 1997 (Regions
 Bank LOC) (e)
   6.70%, 07/07/00                                            7,250       7,250
Fillmore, California Public Financing
 Authority VRD Tax Allocation Bond
 (Fillmore Redevelopment Agency
 Central City Redevelopment Project
 Area) Series 1998A (e)
   6.68%, 07/07/00                                           10,120      10,120
MoviePlex Realty Leasing, L.L.C.
 Adjustable Rate Tender Securities
 (Carmike Cinemas Inc.)
 Series 1997B-1 (e)
   6.62%, 07/07/00                                            7,625       7,625
New Jersey Economic Development
 Authority Adjustable Rate Title IX
 Loan Portfolio Securitization Bonds
 Series 1995 (e)
   6.59%, 07/03/00                                           10,500      10,500
Strategic Money Market Trust
 Series 2000B (a)
   6.66%, 07/13/00                                           55,000      55,000
Strategic Money Market Trust
 Series 2000E (a)
Town of Islip, New York IDA 1992
 Taxable Adjustable Rate IDRB
 (Nussdorf Associates/Quality King
 Distributors, Inc. Facility) (a)(e)
   6.93%, 07/07/00                                            5,215       5,215
                                                                    -----------
                                                                        158,975
                                                                    -----------
CREDIT CARD RECIEVABLES -- 0.2% (a)(f)
Short-Term Repackaged Asset Trust
 Series 1998E
   6.75%, 07/18/00                                           50,000      50,000
                                                                    -----------

                                                             Par       Value
                                                           -------- -----------
DIVERSIFIED FINANCIAL ASSETS -- 1.3% (f)
CC (USA), Inc. (a)
   6.64%, 07/19/00                                         $ 28,000 $    28,000
Copelco Capital Receivables, L.L.C.
 Series 2000-A
   6.65%, 07/18/00                                           20,444      20,445
Sigma Finance, Inc. (a)
   6.60%, 07/03/00                                          150,000     150,000
   6.65%, 07/14/00                                           50,000      50,000
   6.65%, 07/25/00                                          141,000     141,000
   6.67%, 07/31/00                                           20,000      20,000
                                                                    -----------
                                                                        409,445
                                                                    -----------
ELECTRICAL & ELECTRONICS -- 0.1% (a)(e)
New Jersey Economic Development
 Authority Taxable Economic
 Development Bonds (MSNBC CNBC
 Project) Series 1997A
   6.63%, 07/03/00                                           38,800      38,800
                                                                    -----------
GOVERNMENT SPONSORED ENTERPRISES -- 0.2%
Greater Texas Student Loan Corp. , Inc.
 Series 2000B
   6.65%, 07/30/00                                           75,000      75,000
                                                                    -----------
LIFE & HEALTH INSURANCE -- 1.2%
Monumental Life Insurance Co. (d)
   6.72%, 07/01/00                                          100,000     100,000
   6.79%, 07/01/00                                           10,000      10,000
   6.74%, 07/03/00                                          100,000     100,000
Transamerica Life Insurance
 and Annuity (a)
   6.64%, 07/07/00                                           75,000      75,000
Travelers Insurance Co. (d)
   6.65%, 07/01/00                                           75,000      75,000
                                                                    -----------
                                                                        360,000
                                                                    -----------
SECURITIES BROKERAGE - DEALER -- 1.5%
JP Morgan & Co. , Inc.
   6.64%, 07/17/00                                          100,000     100,000
Lehman Commercial Paper, Inc. (d)
   6.89%, 07/03/00                                          300,000     300,000
Merrill Lynch & Co., Inc.
   6.66%, 07/31/00                                           50,000      50,000
                                                                    -----------
                                                                        450,000
                                                                    -----------

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                             Par       Value
                                                           -------- -----------
TELECOMMUNICATIONS SERVICES
& EQUIPMENT -- 0.8%
AT & T Corp. (a)
   6.64%, 07/14/00                                         $247,000 $   247,000
                                                                    -----------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,151,660)                                                    2,151,660
                                                                    -----------
BANK NOTES -- 4.1%
Bank of America, N.A.
   6.72%, 10/04/00                                          200,000     200,000
   6.45%, 10/10/00                                          120,000     120,000
   6.45%, 10/11/00                                          142,000     142,000
   7.00%, 11/22/00                                           30,000      30,000
   7.02%, 11/22/00                                          120,000     120,000
   7.06%, 12/01/00                                          200,000     200,000
   7.20%, 06/05/01                                          100,000     100,000
Bank One, N.A.
   6.57%, 07/05/00                                           98,000      98,000
Fifth Third Bank
   6.59%, 07/13/00                                           60,000      60,000
LaSalle National Bank
   6.55%, 10/23/00                                           65,000      65,000
   6.60%, 11/01/00                                          100,000     100,003
   6.70%, 11/01/00                                           30,000      30,001
                                                                    -----------
TOTAL BANK NOTES
 (Cost $1,265,004)                                                    1,265,004
                                                                    -----------
BANKERS ACCEPTANCES -- 0.1%
Fleet National Bank
   6.47%, 10/10/00                                           25,000      24,560
                                                                    -----------
TOTAL BANKERS ACCEPTANCES
 (Cost $24,560)                                                          24,560
                                                                    -----------

                                                            Maturity
                                                             Value     Value
                                                           -------- -----------
REPURCHASE AGREEMENTS -- 3.0% (c)
Credit Suisse First Boston, Inc. Tri-Party
 Repurchase Agreement Collateralized by
 U.S. Government Securities
   6.90% Issue       06/30/00
         Due         07/03/00                              $ 20,258 $    20,246
Salomon Smith Barney, Inc. Tri-Party
 Repurchase Agreement Collateralized by
 U.S. Government Securities
   6.93% Issue       06/30/00
         Due         07/03/00                               900,520     900,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $920,246)                                                        920,246
                                                                    -----------
TOTAL INVESTMENTS -- 100.2%
 (Cost $30,883,775)                                                  30,883,775
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.2%)
   Other assets                                                         305,057
   Liabilities                                                         (369,954)
                                                                    -----------
                                                                        (64,897)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                           $30,818,878
                                                                    ===========

SEE ACCOMPANYING NOTES TO STATEMENTS OF NET ASSETS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise noted.)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by the fund was $11,564,037 which represented 37.52% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by Schwab Value Advantage Fund was $904,186 which represented 2.93% of the net assets of the fund.

(e)  Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS

COP   Certificates of Participation
GO    General Obligation
IDA   Industrial Development Authority
IDRB  Industrial Development Reevenue Bond
RB    Revenue Bond
VRD   Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost: $30,883,775)                           $30,883,775
Receivables:
   Interest                                                             146,331
   Fund shares sold                                                     157,776
Prepaid expenses                                                            950
                                                                    -----------
     Total assets                                                    31,188,832
                                                                    -----------
LIABILITIES
Payables:
   Dividends                                                             78,403
   Investments purchased                                                150,000
   Fund shares redeemed                                                 139,114
   Investment advisory and administration fees                              220
   Transfer agency and shareholder service fees                             426
Other liabilities                                                         1,791
                                                                    -----------
     Total liabilities                                                  369,954
                                                                    -----------
Net assets applicable to outstanding shares                         $30,818,878
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $30,819,003
Accumulated net realized loss on investments sold                          (125)
                                                                    -----------
                                                                    $30,818,878
                                                                    ===========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited
 shares authorized)                                                  30,819,112
Net asset value, offering and redemption price per share            $      1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 2000 (Unaudited)

Interest income                                                       $911,702
                                                                       --------
Expenses:
   Investment advisory and administration fees                           47,732
   Transfer agency and shareholder service fees                          36,752
   Custodian and portfolio accounting fees                                1,014
   Registration fees                                                        804
   Professional fees                                                         53
   Shareholder reports                                                      132
   Trustees' fees                                                            36
   Proxy fees                                                             1,720
   Other expenses                                                           194
                                                                       --------
                                                                         88,437
Less: expenses reduced (see Note 4)                                     (27,914)
                                                                       --------
     Net expenses incurred by fund                                       60,523
                                                                       --------
Net investment income                                                   851,179
                                                                       --------
Increase in net assets resulting from operations                       $851,179
                                                                       ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                                                    Six months
                                                                       ended          Year
                                                                     06/30/00        ended
                                                                    (Unaudited)     12/31/99
                                                                    -----------   ------------
Operations:
   Net investment income                                            $    851,179  $  1,274,915
                                                                    ------------  ------------
   Increase in net assets resulting from operations                      851,179     1,274,915
                                                                    ------------  ------------
Dividends to shareholders from net investment income (see Note 2):      (851,179)   (1,274,915)
                                                                    ------------  ------------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                          27,776,024    40,135,739
   Net asset value of shares issued in reinvestment of dividends         723,683     1,322,147
   Payments for shares redeemed                                      (24,946,014)  (36,388,513)
                                                                    ------------  ------------
   Increase in net assets from capital share transactions              3,553,693     5,069,373
                                                                    ------------  ------------
Total increase in net assets                                           3,553,693     5,069,373
Net assets:
   Beginning of period                                                27,265,185    22,195,812
                                                                    ------------  ------------
   End of period                                                    $ 30,818,878  $ 27,265,185
                                                                    ============  ============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB VALUE ADVANTAGE MONEY FUND(REGISTRATION MARK)
FINANCIAL HIGHLIGHTS

FISCAL PERIOD ENDED 12/31                           2000(1)       1999          1998          1997          1996         1995
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00          1.00          1.00          1.00          1.00         1.00
                                              -------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.03          0.05          0.05          0.05          0.05         0.06
                                              -------------------------------------------------------------------------------
   Total from investment operations                  0.03          0.05          0.05          0.05          0.05         0.06
Less distributions:
   Dividends from net investment income             (0.03)        (0.05)        (0.05)        (0.05)        (0.05)       (0.06)
                                              -------------------------------------------------------------------------------
   Total distributions                              (0.03)        (0.05)        (0.05)        (0.05)        (0.05)       (0.06)
                                              -------------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                     1.00          1.00          1.00          1.00          1.00         1.00
                                              -------------------------------------------------------------------------------
Total return (%)                                     2.91(2)       5.01          5.35          5.40          5.26         5.80

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average
 net assets                                          0.40(3,4)     0.40          0.40          0.40          0.40         0.40
Expense reductions reflected in above ratio          0.19(3)       0.21          0.27          0.29          0.30         0.32
Ratio of net investment income to average
 net assets                                          5.79(3)       4.91          5.21          5.28          5.14         5.63
Net assets, end of period ($X 1,000)           30,818,878    27,265,185    22,195,812    13,662,185    10,476,537    6,923,890

(1) For the six months ended June 30, 2000 (Unaudited).
(2) Not Annualized.
(3) Annualized.
(4) Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 2000  (Unaudited)
(All dollar  amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "fund") is a series of The Charles Schwab Family of Funds (the "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the fund, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to the fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                 Schwab Value Advantage
                         Expiring in:         Money Fund(REGISTRATION MARK)
                         ------------         -----------------------------
                           12/31/01                      $  1
                           12/31/02                         2
                           12/31/03                       122
                                                         ----
                  Total capital loss carryforwards       $125
                                                         ====

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee for the six month period ended June 30, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% on such assets for shareholder services. In addition, Schwab may charge a fee of five dollars for purchases and redemptions in amounts less than five thousand dollars and may impose a five dollar monthly fee for balances below the minimum required.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the six month period ended June 30, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees of $36 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the fund's total operating expenses will not exceed 0.40% of the fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

For the six month period ended June 30, 2000, the total of such fees reduced by the investment adviser was $27,914.

PROXY VOTING RESULTS


A special meeting of the shareholders of The Charles Schwab Family of Funds was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                       NUMBER OF                NUMBER OF
                                   SHARES VOTED FOR          SHARES WITHHELD
                                   ----------------          ---------------
         Charles R. Schwab          36,999,629,179            9,264,278,586
         Mariann Byerwalter         36,952,086,682            9,311,821,083
         Jeremiah H. Chafkin        36,969,722,337            9,294,185,428
         Donald F. Dorward          36,945,789,881            9,318,117,884
         William A. Hasler          36,978,892,818            9,285,014,947
         Robert G. Holmes           36,967,612,764            9,296,295,001
         Steven L. Scheid           36,989,702,307            9,274,205,458
         Gerald B. Smith            36,981,495,311            9,282,412,454
         Donald R. Stephens         36,986,833,556            9,277,074,209
         Michael W. Wilsey          36,981,483,423            9,282,424,342

PROPOSAL 2CII

To approve changes to restrictions regarding lending.

                                                           NUMBER OF
                                                         SHARES VOTED
                                                     ------------------
         For                                           12,268,563,192
         Against                                          599,403,974
         Abstain (includes broker non-votes)            2,619,289,038

PROPOSAL 2CIII

To approve changes to restrictions regarding the issuance of senior securities and pledging, mortgaging or hypothecating fund assets.

                                                           NUMBER OF
                                                         SHARES VOTED
                                                      ------------------
         For                                           12,321,538,233
         Against                                          541,188,367
         Abstain (includes broker non-votes)            2,624,529,604

Proposal 2I

To approve changes to restrictions regarding industry concentration.

                                                           NUMBER OF
                                                         SHARES VOTED
                                                     ------------------
         For                                           12,292,189,011
         Against                                          568,772,754
         Abstain (includes broker non-votes)            2,626,294,439

PROPOSAL 2J

To approve changes to restrictions regarding investments in commodities, futures contracts and real estate.

                                                           NUMBER OF
                                                         SHARES VOTED
                                                     ------------------
         For                                           12,210,010,973
         Against                                          659,175,374
         Abstain (includes broker non-votes)            2,618,069,857

PROPOSAL 2K

To approve changes to restrictions regarding the underwriting of securities.

                                                           NUMBER OF
                                                         SHARES VOTED
                                                     ------------------
         For                                           12,265,693,498
         Against                                          596,853,733
         Abstain (includes broker non-votes)            2,624,708,973

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

SchwabFunds-Registered Trademark- offers a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Focus Funds:
 Communications Focus Fund
 Financial Services Focus Fund
 HealthCare Focus Fund
 Technology Focus Fund
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab Total Stock Market Index Fund-TM-
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Refer to page 3 of this report for more information.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery Street, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   P.O. Box 7575, San Francisco, CA 94120-7575

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-2000 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. MKT3604-3 (8/00)

                       SCHWABFUNDS-REGISTERED TRADEMARK-

        SCHWAB
        MONEY FUNDS








                               SEMIANNUAL REPORT
                                      AND
                         AN IMPORTANT NOTICE REGARDING
                            DELIVERY OF SHAREHOLDER
                                   DOCUMENTS


        June 30, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your SchwabFunds-Registered Trademark- shareholder documents may be householded indefinitely unless you instruct us otherwise.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT
WWW.SCHWAB.COM/SCHWABFUNDS.

NOTIFICATION INSTRUCTIONS

If you would prefer that your SchwabFunds mailings not be householded, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

        SCHWABFUNDS-REGISTERED TRADEMARK-

        SCHWAB
        MONEY FUNDS


        / /  SCHWAB MONEY MARKET FUND

        / /  SCHWAB GOVERNMENT
             MONEY FUND

        / /  SCHWAB U.S. TREASURY
             MONEY FUND




        Semiannual Report
        June 30, 2000

SCHWAB MONEY FUNDS

We're pleased to bring you this semiannual report for the following funds (the funds) for the six-month period ended June 30, 2000:

  - Schwab Money Market Fund

  - Schwab Government Money Fund

  - Schwab U.S. Treasury Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.

The funds presented in this report are Sweep Investments-TM- that are designed for your cash balances requiring frequent access. The funds can be conveniently linked to your Schwab account to serve as a primary sweep money fund. For your larger cash balances that do not require frequent access, you may wish to consider the Schwab Value Advantage Investments-Registered Trademark-. You'll find more information on Schwab's money funds on page 3 of this report.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        9
---------------------------------------------
Schwab Money Market Fund                   10
---------------------------------------------
Schwab Government Money Fund               11
---------------------------------------------
Schwab U.S. Treasury Money Fund            12
---------------------------------------------
Fund Discussion                            13
---------------------------------------------
Glossary of Terms                          14
---------------------------------------------
Portfolio Highlights                       15
---------------------------------------------
Financial Statements and Notes             17
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely cash equivalents, bonds and stocks. With its broad range of funds, SchwabFunds-Registered Trademark- can help form the foundation of a diversified investment plan. Our asset allocation funds can even provide diversification within a single fund.

We recently added four new sector funds, the Schwab Focus Funds, to our SchwabFunds offering. Each invests in a group of industries within a specific sector--Communications, Financial Services, Healthcare and Technology--and can be an effective complement to individual stock investing. Each Focus Fund concentrates its investing in companies in a specific sector and may involve a greater degree of risk than an investment in mutual funds with greater diversification. For more information on the Schwab Focus Funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For our part, we at SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-. Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income taxes.

SCHWAB MUNICIPAL MONEY FUNDS(1)

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

  - Schwab Florida Municipal Money Fund

(1) Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

The table below presents the various money fund choices available at Schwab.

                                                                                    VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  SWEEP INVESTMENTS-TM-  INVESTMENTS-REGISTERED TRADEMARK-
------------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                  -
------------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                  -
------------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                              -
------------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                           -
------------------------------------------------------------------------------------------------------------

                  MUNICIPAL MONEY FUNDS
------------------------------------------------------------------------------------------------------------
Schwab Municipal Money Fund                                     -                    -
------------------------------------------------------------------------------------------------------------
Schwab California Municipal Money Fund                          -                    -
------------------------------------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                            -                    -
------------------------------------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                          -
------------------------------------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                        -
------------------------------------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                             -
------------------------------------------------------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds-Registered Trademark-.

You can invest through our Web site at www.schwab.com or through our automated touch-tone telephone service, TeleBroker by calling 800-272-4922. Or, you can visit any of our more than 350 nationwide branches.

Schwab MoneyLink-Registered Trademark- lets you transfer money electronically, safely and easily between your Schwab account and your accounts at other financial institutions--at regularly scheduled intervals or upon request. For more information on MoneyLink, call 800-435-4000.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, including performance updates, can be found at our Web site: www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH REMAINS STRONG

April 2000 marked the beginning of the tenth year of the current economic expansion, the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. These rates are considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector, have been the principal factors driving this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                         5.00%
Q2 1990                                                         1.00%
Q3 1990                                                        -0.60%
Q4 1990                                                        -3.00%
Q1 1991                                                        -1.70%
Q2 1991                                                         2.60%
Q3 1991                                                         1.30%
Q4 1991                                                         2.50%
Q1 1992                                                         4.30%
Q2 1992                                                         4.00%
Q3 1992                                                         3.10%
Q4 1992                                                         5.20%
Q1 1993                                                        -0.70%
Q2 1993                                                         2.10%
Q3 1993                                                         1.50%
Q4 1993                                                         6.00%
Q1 1994                                                         3.60%
Q2 1994                                                         5.70%
Q3 1994                                                         2.20%
Q4 1994                                                         5.10%
Q1 1995                                                         1.50%
Q2 1995                                                         0.80%
Q3 1995                                                         3.20%
Q4 1995                                                         3.30%
Q1 1996                                                         2.90%
Q2 1996                                                         6.90%
Q3 1996                                                         2.20%
Q4 1996                                                         4.90%
Q1 1997                                                         4.90%
Q2 1997                                                         5.10%
Q3 1997                                                         4.00%
Q4 1997                                                         3.10%
Q1 1998                                                         6.70%
Q2 1998                                                         2.10%
Q3 1998                                                         3.80%
Q4 1998                                                         5.90%
Q1 1999                                                         3.70%
Q2 1999                                                         1.90%
Q3 1999                                                         5.70%
Q4 1999                                                         7.30%
Q1 2000                                                         4.80%
Q2 2000                                                         5.20%
Source: BLOOMBERG L.P.

Looking ahead, the availability of scarce labor resources and domestic consumers' responses to continued market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Fed has raised the federal funds rate a total of 1.75% since June 1999.

Although preliminary signs may indicate a second half slowdown in the vigorous growth rate of the economy, opinions vary with regard to future federal funds rate increases. Most economists do agree, however, that the U.S. economy appears poised for continued strong growth in 2000, albeit at lower rates than experienced in the first half.

UNEMPLOYMENT CONTINUES TO BE VERY LOW

As employment growth continues to exceed population growth, the unemployment rate remains very low. In fact, the 3.9% rate for April 2000 represented the lowest level in 30 years. Labor markets continue to be extremely tight in many areas of the country, reflecting a shrinking pool of available workers.

Another closely watched metric, the labor force participation rate, which measures the employment population as a percentage of the total population, is at a post-war high. While growth in the labor force has recently declined, the Fed has expressed its concern that continued tight labor markets and the related increases in wages may put further pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
Jan-00                                    4.0%
Feb-00                                    4.1%
Mar-00                                    4.1%
Apr-00                                    3.9%
May-00                                    4.1%
Jun-00                                    4.0%
Source: BLOOMBERG L.P.

INFLATION REMAINS CONTAINED, BUT CONCERNS EMERGE

Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. CPI's core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            EMPLOYMENT COST INDEX         CONSUMER PRICE INDEX
                MEASURES OF INFLATION                   12 - MONTH CHANGE (QUARTERLY)  12 - MONTH CHANGE (MONTHLY)
Jan-90                                                                           5.5%                         5.2%
Feb-90                                                                           5.5%                         5.3%
Mar-90                                                                           5.5%                         5.2%
Apr-90                                                                           5.4%                         4.7%
May-90                                                                           5.4%                         4.4%
Jun-90                                                                           5.4%                         4.7%
Jul-90                                                                           5.2%                         4.8%
Aug-90                                                                           5.2%                         5.6%
Sep-90                                                                           5.2%                         6.2%
Oct-90                                                                           4.9%                         6.3%
Nov-90                                                                           4.9%                         6.3%
Dec-90                                                                           4.9%                         6.1%
Jan-91                                                                           4.6%                         5.7%
Feb-91                                                                           4.6%                         5.3%
Mar-91                                                                           4.6%                         4.9%
Apr-91                                                                           4.6%                         4.9%
May-91                                                                           4.6%                         5.0%
Jun-91                                                                           4.6%                         4.7%
Jul-91                                                                           4.3%                         4.4%
Aug-91                                                                           4.3%                         3.8%
Sep-91                                                                           4.3%                         3.4%
Oct-91                                                                           4.3%                         2.9%
Nov-91                                                                           4.3%                         3.0%
Dec-91                                                                           4.3%                         3.1%
Jan-92                                                                           4.0%                         2.6%
Feb-92                                                                           4.0%                         2.8%
Mar-92                                                                           4.0%                         3.2%
Apr-92                                                                           3.6%                         3.2%
May-92                                                                           3.6%                         3.0%
Jun-92                                                                           3.6%                         3.1%
Jul-92                                                                           3.5%                         3.2%
Aug-92                                                                           3.5%                         3.1%
Sep-92                                                                           3.5%                         3.0%
Oct-92                                                                           3.5%                         3.2%
Nov-92                                                                           3.5%                         3.0%
Dec-92                                                                           3.5%                         2.9%
Jan-93                                                                           3.5%                         3.3%
Feb-93                                                                           3.5%                         3.2%
Mar-93                                                                           3.5%                         3.1%
Apr-93                                                                           3.6%                         3.2%
May-93                                                                           3.6%                         3.2%
Jun-93                                                                           3.6%                         3.0%
Jul-93                                                                           3.6%                         2.8%
Aug-93                                                                           3.6%                         2.8%
Sep-93                                                                           3.6%                         2.7%
Oct-93                                                                           3.5%                         2.8%
Nov-93                                                                           3.5%                         2.7%
Dec-93                                                                           3.5%                         2.7%
Jan-94                                                                           3.2%                         2.5%
Feb-94                                                                           3.2%                         2.5%
Mar-94                                                                           3.2%                         2.5%
Apr-94                                                                           3.2%                         2.4%
May-94                                                                           3.2%                         2.3%
Jun-94                                                                           3.2%                         2.5%
Jul-94                                                                           3.2%                         2.8%
Aug-94                                                                           3.2%                         2.9%
Sep-94                                                                           3.2%                         3.0%
Oct-94                                                                           3.0%                         2.6%
Nov-94                                                                           3.0%                         2.7%
Dec-94                                                                           3.0%                         2.7%
Jan-95                                                                           2.9%                         2.8%
Feb-95                                                                           2.9%                         2.9%
Mar-95                                                                           2.9%                         2.9%
Apr-95                                                                           2.9%                         3.1%
May-95                                                                           2.9%                         3.2%
Jun-95                                                                           2.9%                         3.0%
Jul-95                                                                           2.7%                         2.8%
Aug-95                                                                           2.7%                         2.6%
Sep-95                                                                           2.7%                         2.5%
Oct-95                                                                           2.7%                         2.8%
Nov-95                                                                           2.7%                         2.6%
Dec-95                                                                           2.7%                         2.5%
Jan-96                                                                           2.8%                         2.7%
Feb-96                                                                           2.8%                         2.7%
Mar-96                                                                           2.8%                         2.8%
Apr-96                                                                           2.9%                         2.9%
May-96                                                                           2.9%                         2.9%
Jun-96                                                                           2.9%                         2.8%
Jul-96                                                                           2.8%                         3.0%
Aug-96                                                                           2.8%                         2.9%
Sep-96                                                                           2.8%                         3.0%
Oct-96                                                                           2.9%                         3.0%
Nov-96                                                                           2.9%                         3.3%
Dec-96                                                                           2.9%                         3.3%
Jan-97                                                                           2.9%                         3.0%
Feb-97                                                                           2.9%                         3.0%
Mar-97                                                                           2.9%                         2.8%
Apr-97                                                                           2.8%                         2.5%
May-97                                                                           2.8%                         2.2%
Jun-97                                                                           2.8%                         2.3%
Jul-97                                                                           3.0%                         2.2%
Aug-97                                                                           3.0%                         2.2%
Sep-97                                                                           3.0%                         2.2%
Oct-97                                                                           3.3%                         2.1%
Nov-97                                                                           3.3%                         1.8%
Dec-97                                                                           3.3%                         1.7%
Jan-98                                                                           3.3%                         1.6%
Feb-98                                                                           3.3%                         1.4%
Mar-98                                                                           3.3%                         1.4%
Apr-98                                                                           3.5%                         1.4%
May-98                                                                           3.5%                         1.7%
Jun-98                                                                           3.5%                         1.7%
Jul-98                                                                           3.7%                         1.7%
Aug-98                                                                           3.7%                         1.6%
Sep-98                                                                           3.7%                         1.5%
Oct-98                                                                           3.4%                         1.5%
Nov-98                                                                           3.4%                         1.5%
Dec-98                                                                           3.4%                         1.6%
Jan-99                                                                           3.0%                         1.7%
Feb-99                                                                           3.0%                         1.6%
Mar-99                                                                           3.0%                         1.7%
Apr-99                                                                           3.2%                         2.3%
May-99                                                                           3.2%                         2.1%
Jun-99                                                                           3.2%                         2.0%
Jul-99                                                                           3.1%                         2.1%
Aug-99                                                                           3.1%                         2.3%
Sep-99                                                                           3.1%                         2.6%
Oct-99                                                                           3.4%                         2.6%
Nov-99                                                                           3.4%                         2.6%
Dec-99                                                                           3.4%                         2.7%
Jan-00                                                                           4.3%                         2.7%
Feb-00                                                                           4.3%                         3.2%
Mar-00                                                                           4.3%                         3.7%
Apr-00                                                                           4.4%                         3.0%
May-00                                                                           4.4%                         3.1%
Jun-00                                                                           4.4%                         3.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Wage inflation also exhibited a marked upward trend during the reporting period, as indicated by the Employment Cost Index (ECI). The ECI which measures the cost of employing workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay in both its communications and its actions (six federal funds rate increases since June 1999).

The Fed also has expressed concern that if labor markets continue to tighten, increases in wages may outpace productivity growth and place additional upward pressure on prices. Productivity growth becomes particularly critical in this environment as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

ASSET CLASS PERFORMANCE--SMALL-CAPS AND TECH STOCKS ARE VOLATILE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           LEHMAN               RUSSELL 2000
                         AGGREGATE   MSCI-EAFE   SMALL-CAP    S&P 500
ASSET CLASS PERFORMANCE  BOND INDEX    INDEX       INDEX       INDEX
1/7/00                       -0.06%     -4.56%        -3.23%   -1.89%
1/14/00                      -0.52%     -2.21%         0.60%   -0.28%
1/21/00                      -0.68%     -4.39%         5.82%   -1.90%
1/28/00                      -0.01%     -4.83%         0.05%   -7.42%
2/4/00                        0.12%     -2.85%         4.21%   -2.99%
2/11/00                      -0.17%     -2.30%         6.54%   -5.53%
2/18/00                       0.37%     -3.76%         8.26%   -8.32%
2/25/00                       1.02%     -3.01%        10.45%   -9.19%
3/3/00                        1.20%     -0.97%        18.72%   -3.92%
3/10/00                       1.00%     -0.99%        19.84%   -4.88%
3/17/00                       1.69%     -2.17%        14.09%   -0.15%
3/24/00                       1.57%     -0.25%        14.01%    4.14%
3/31/00                       2.20%     -0.40%         7.09%    2.27%
4/7/00                        3.02%     -1.40%         7.88%    3.48%
4/14/00                       2.95%     -4.85%        -9.80%   -7.42%
4/21/00                       2.85%     -5.64%        -4.23%   -2.10%
4/28/00                       1.90%     -5.73%         0.64%   -0.81%
5/5/00                        0.47%     -6.12%         1.98%   -2.16%
5/12/00                       0.34%     -7.08%        -2.33%   -2.95%
5/19/00                       0.54%    -10.41%        -4.56%   -3.91%
5/26/00                       1.64%     -9.93%        -8.97%   -5.89%
6/2/00                        2.83%     -3.95%         2.11%    1.04%
6/9/00                        3.15%     -4.10%         4.16%   -0.35%
6/16/00                       4.02%     -4.46%         2.37%    0.17%
6/23/00                       3.05%     -5.35%         1.75%   -1.40%
6/30/00                       3.99%     -4.06%         3.04%   -0.42%

COMPILED BY CHARLES SCHWAB & CO., INC.

As shown on the chart above, equity valuations, and particularly those of small-cap and technology stocks, exhibited extreme volatility during the reporting period.

The price/earnings (P/E) ratio for the NASDAQ 100 Index fell by 33% in just 14 trading days in March and

April. Remarkably, it still remained at levels above 100 even after this precipitous decline.

Small-cap stocks, as represented by the Russell 2000 Index, achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, produced a negative return of -0.42% for the same period.

Dampened by relatively weak foreign currencies, international stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.06% for the reporting period. Fixed income returns, on the other hand, were generally positive for the reporting period, reflecting a decline in intermediate and long-term interest rates. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month reporting period.

TREASURY BOND YIELDS--THE YIELD CURVE INVERTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10-YEAR AND FIVE-YEAR TREASURY BOND YIELDS  10-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/7/00                                                            6.52%                          6.41%
1/14/00                                                           6.68%                          6.58%
1/21/00                                                           6.77%                          6.63%
1/28/00                                                           6.66%                          6.66%
2/4/00                                                            6.55%                          6.65%
2/11/00                                                           6.60%                          6.70%
2/18/00                                                           6.49%                          6.68%
2/25/00                                                           6.33%                          6.47%
3/3/00                                                            6.39%                          6.59%
3/10/00                                                           6.38%                          6.60%
3/17/00                                                           6.19%                          6.45%
3/24/00                                                           6.19%                          6.50%
3/31/00                                                           6.00%                          6.31%
4/7/00                                                            5.58%                          6.18%
4/14/00                                                           5.58%                          6.11%
4/21/00                                                           5.99%                          6.24%
4/28/00                                                           6.21%                          6.54%
5/5/00                                                            6.51%                          6.76%
5/12/00                                                           6.51%                          6.77%
5/19/00                                                           6.49%                          6.70%
5/26/00                                                           6.33%                          6.57%
6/2/00                                                            6.15%                          6.37%
6/9/00                                                            6.13%                          6.36%
6/16/00                                                           5.97%                          6.18%
6/23/00                                                           6.19%                          6.37%
6/30/00                                                           6.03%                          6.19%
Source: BLOOMBERG L.P.

Treasury bond yields exhibited an unusual pattern during the reporting period. Yields on ten and 30-year treasury securities typically exceed those of five-year securities to compensate investors for the additional interest rate risk associated with longer duration securities. As shown in the graph above, however, this normal relationship reversed in January resulting in what is referred to as a negative yield curve.

This negative yield curve is a result of the accumulating budget surpluses, which are allowing the federal government to downsize its debt. The Treasury Department announced earlier this year that it plans to buy back $30 billion in debt in 2000 starting with longer-dated maturities since those payments carry the steepest interest payment. The anticipated reduction in supply resulting from this buyback program, as well as scaled back issuance, bid up the price of the longer-term securities and correspondingly reduced their yields during the reporting period.

SHORT-TERM INTEREST RATE ON THE RISE

Short-term interest rates increased during the reporting period, due to a combination of a robust U.S. economy and the Fed's actions to increase the federal funds rate from 5.5% at the beginning of the reporting period (January 1, 2000) to 6.5% by the end of the reporting period (June 30, 2000).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      90-DAY COMMERCIAL PAPER          THREE-MONTH        90-DAY
AND THREE-MONTH TREASURY BILL YIELDS  TREASURY BILL  COMMERCIAL PAPER
1/7/00                                        5.38%             5.66%
1/14/00                                       5.40%             5.71%
1/21/00                                       5.46%             5.77%
1/28/00                                       5.62%             5.79%
2/4/00                                        5.66%             5.85%
2/11/00                                       5.63%             5.86%
2/18/00                                       5.75%             5.86%
2/25/00                                       5.77%             5.88%
3/3/00                                        5.82%             5.89%
3/10/00                                       5.89%             5.91%
3/17/00                                       5.87%             6.00%
3/24/00                                       5.90%             6.05%
3/31/00                                       5.87%             6.09%
4/7/00                                        5.89%             6.09%
4/14/00                                       5.78%             6.08%
4/21/00                                       5.80%             6.12%
4/28/00                                       5.83%             6.17%
5/5/00                                        5.97%             6.41%
5/12/00                                       6.13%             6.54%
5/19/00                                       5.87%             6.59%
5/26/00                                       5.83%             6.61%
6/2/00                                        5.87%             6.62%
6/9/00                                        5.91%             6.57%
6/16/00                                       5.83%             6.57%
6/23/00                                       5.84%             6.57%
6/30/00                                       5.85%             6.58%
Source: BLOOMBERG L.P.

  THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

LINDA KLINGMAN--vice president and senior portfolio manager, has managed the Schwab Money Market Fund since April of 1991. Linda joined CSIM in 1990 and was promoted to her current position in August 1996. Prior to joining CSIM, Linda was senior money market trader with AIM Management.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Money Fund and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB MONEY MARKET FUND

YIELD SUMMARY AS OF 6/30/00(1)

--------------------------------------------------------------------
Seven-Day Current Yield                                        5.84%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      6.02%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

PORTFOLIO COMPOSITION

The Schwab Money Market Fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as commercial paper, including asset-backed commercial paper, certificates of deposit, variable and floating-rate debt securities, bank notes and repurchase agreements. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Commercial Paper and other Corporate Obligations  59.3%
Certificates of Deposit                           27.2%
Variable Rate Obligations                          5.4%
Bank Notes                                         3.9%
Repurchase Agreements                              4.2%

SCHWAB GOVERNMENT MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

--------------------------------------------------------------------
Seven-Day Current Yield                                        5.64%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      5.80%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

PORTFOLIO COMPOSITION

The Schwab Government Money Fund invests in U.S. government securities such as U.S. Treasury bills, notes and bonds and other obligations that are issued or guaranteed by the U.S. government, its agencies or instrumentalities including Fannie Maes, Freddie Macs and Sallie Maes, and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
U.S. Government Securities             63.5%
Repurchase Agreements                  36.5%

SCHWAB U.S. TREASURY MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

--------------------------------------------------------------------
Seven-Day Current Yield                                        5.28%
--------------------------------------------------------------------
Seven-Day Effective Yield                                      5.42%
--------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

PORTFOLIO COMPOSITION

The Schwab U.S. Treasury Money Fund invests exclusively in securities backed by the full faith and credit of the U.S. government, such as U.S. Treasury notes, bills and bonds. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
U.S. Treasury Obligations              100%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Short-term interest rates increased during the reporting period, resulting from the strength of the U.S. economy and actions taken by the Federal Reserve
(Fed) to slow the pace of the economy and stem inflationary pressures. During the reporting period, the U.S. economy continued to grow rapidly, in spite of six separate interest rate hikes imposed by the Fed during the past year. Strong employment and record high equity values stimulated consumer spending, a key factor fueling the economy. As a result, gross domestic product (GDP) advanced strongly at a 5.0% annualized growth rate as of June 30, 2000. The Fed has expressed concern that if the present rate of growth continues, inflationary pressures could derail nine and a half years of economic expansion.

In the first half of the reporting period, the Fed adhered to a gradual approach to slowing down the economy by twice raising the federal funds rate by 0.25%, in February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%, its highest level since 1991.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. As discussed in the first question, the reporting period was characterized by a sharply rising interest rate environment. During this period, we restructured our funds' portfolios and implemented a "barbell" strategy, with most of the portfolios in shorter-term and longer-term maturities, and fewer in the middle range, although still within the confines of the funds' prospectus guidelines. The benefits of this strategy are that in an increasing interest rate environment, the proceeds from the shorter term securities can be reinvested at the higher prevailing rates. Further, the longer-dated maturities generally offer higher yields.

SEC regulations require that money funds maintain a dollar-weighted average maturity (DWAM) of no more than 90 days at all times while each individual security purchased must mature in 397 days or less. Money funds' DWAMs will vary depending on their respective investment managers' outlook for interest rates and will vary over time as that outlook changes. Our long-term strategy is to maintain DWAMs that are slightly longer than those of other money funds with similar investment objectives. We deviated from this strategy somewhat during the reporting period by shortening the funds' DWAMs to be comparable to those of our peers. Shortening the funds' DWAMs allowed the funds to take advantage of the rising rate environment by investing in higher yielding securities, as explained above.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MONEY MARKET FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

-------------------------------------------
Last seven days                       5.84%
-------------------------------------------
Last three months                     5.58%
-------------------------------------------
Last 12 months                        5.09%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE               3/31/00   6/30/00
-----------------------------------------------
0-15 days                      14.6%     28.2%
-----------------------------------------------
16-30 days                     15.4%     23.7%
-----------------------------------------------
31-60 days                     32.8%      8.7%
-----------------------------------------------
61-90 days                     24.6%     13.4%
-----------------------------------------------
91-120 days                     3.0%     10.5%
-----------------------------------------------
More than 120 days              9.6%     15.5%
-----------------------------------------------
Weighted average             62 days   63 days
-----------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 6/30/00
----------------------------------------------------------------------------------
Tier 1                                                     100.0%
----------------------------------------------------------------------------------

SCHWAB GOVERNMENT MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

-------------------------------------------
Last seven days                       5.64%
-------------------------------------------
Last three months                     5.45%
-------------------------------------------
Last 12 months                        4.92%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE               3/31/00   6/30/00
-----------------------------------------------
0-15 days                      45.9%     54.9%
-----------------------------------------------
16-30 days                      8.0%      7.3%
-----------------------------------------------
31-60 days                     15.3%      5.7%
-----------------------------------------------
61-90 days                     10.5%     13.2%
-----------------------------------------------
91-120 days                     5.3%      3.4%
-----------------------------------------------
More than 120 days             15.0%     15.5%
-----------------------------------------------
Weighted average             61 days   54 days
-----------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB U.S. TREASURY MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

-------------------------------------------
Last seven days                       5.28%
-------------------------------------------
Last three months                     5.17%
-------------------------------------------
Last 12 months                        4.65%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE               3/31/00   6/30/00
-----------------------------------------------
0-15 days                       3.0%      8.5%
-----------------------------------------------
16-30 days                     30.2%     10.3%
-----------------------------------------------
31-60 days                     18.5%     28.5%
-----------------------------------------------
61-90 days                     20.7%     18.7%
-----------------------------------------------
91-120 days                     5.9%     14.5%
-----------------------------------------------
More than 120 days             21.7%     19.5%
-----------------------------------------------
Weighted average             70 days   67 days
-----------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 59.4%
AUTOMOTIVE -- 1.9%
FCE Bank, PLC
   6.61%, 07/06/00                                     $   20,000   $    19,982
   6.56%, 07/07/00                                         25,000        24,973
   6.57%, 07/12/00                                         50,000        49,900
Ford Motor Credit
   6.60%, 07/06/00                                        200,000       199,818
   6.60%, 07/07/00                                        143,000       142,844
General Motors Acceptance Corp.
   6.25%, 07/18/00                                         69,000        68,800
   6.66%, 07/21/00                                        249,000       248,088
                                                                    -----------
                                                                        754,405
                                                                    -----------
BANKING - AUSTRALIA -- 0.6%
CBA (Delaware) Finance, Inc.
   6.30%, 09/11/00                                        100,000        98,779
   6.30%, 09/13/00                                         75,000        74,059
National Australia Funding (Delaware), Inc.
   6.79%, 07/06/00                                         20,000        19,981
   6.81%, 07/06/00                                         60,000        59,943
                                                                    -----------
                                                                        252,762
                                                                    -----------
BANKING - BELGIUM -- 1.0% (a)
BBL North America
   6.59%, 07/10/00                                        100,000        99,836
   6.57%, 07/13/00                                         50,000        49,891
Fortis Funding, L.L.C.
   6.21%, 07/05/00                                         25,000        24,983
   6.14%, 07/10/00                                         50,000        49,925
   6.49%, 08/04/00                                         19,000        18,886
   6.71%, 09/07/00                                         50,000        49,377
   6.70%, 09/21/00                                         50,000        49,249
   6.72%, 10/02/00                                         50,000        49,147
                                                                    -----------
                                                                        391,294
                                                                    -----------
BANKING - CANADA -- 0.8%
Bank of Nova Scotia
   6.58%, 07/11/00                                         50,000        49,909
National Bank of Canada
   6.48%, 09/27/00                                        140,000       137,852
   6.47%, 10/10/00                                         20,000        19,649
   6.60%, 10/24/00                                        100,000        97,959
                                                                    -----------
                                                                        305,369
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
BANKING - DENMARK -- 0.7%
Den Danske Corp.
   6.58%, 07/05/00                                     $   12,700   $    12,691
   6.72%, 09/25/00                                        100,000        98,423
Unifunding, Inc.
   6.57%, 07/11/00                                         50,000        49,910
   6.18%, 07/14/00                                        100,000        99,781
                                                                    -----------
                                                                        260,805
                                                                    -----------
BANKING - FRANCE  -- 2.1%
Dexia CLF Finance Co.
   6.22%, 07/05/00                                         40,000        39,973
   6.22%, 07/06/00                                         24,000        23,979
   6.25%, 07/17/00                                        149,000       148,592
   6.49%, 09/29/00                                         30,000        29,529
   6.46%, 10/04/00                                         75,000        73,761
Societe Generale, N.A.
   6.57%, 07/14/00                                        150,000       149,647
Trident Capital Finance, Inc. (a)
   6.66%, 07/10/00                                         85,300        85,159
   6.66%, 07/11/00                                         55,100        54,999
   6.65%, 08/07/00                                        100,000        99,325
   6.68%, 08/09/00                                        118,000       117,156
                                                                    -----------
                                                                        822,120
                                                                    -----------
BANKING - GERMANY -- 2.6%
Bavaria TRR Corp. (a)(e)
   6.73%, 07/21/00                                         64,372        64,132
   6.32%, 07/26/00                                          7,494         7,461
Comision Federal de Electricidad (e)
   6.71%, 08/04/00                                         85,000        84,465
   6.46%, 09/18/00                                         32,000        31,558
Deutsche Bank Financial, Inc.
   6.24%, 07/17/00                                        233,000       232,364
   6.64%, 08/03/00                                        405,000       402,561
Giro US Funding Corp. (a)(e)
   6.32%, 07/26/00                                         38,940        38,772
   6.51%, 08/01/00                                         50,838        50,558
   6.51%, 08/02/00                                         43,943        43,693
   6.71%, 09/05/00                                         30,422        30,053
   6.40%, 09/15/00                                         10,326        10,191
                                                                    -----------
                                                                        995,808
                                                                    -----------
BANKING - NETHERLANDS -- 2.9%
ABN-AMRO North America Finance, Inc.
   6.48%, 09/29/00                                        125,000       123,039

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
Atlantis One Funding Corp. (e)
   6.60%, 07/19/00                                     $  150,000   $   149,509
   6.71%, 08/01/00                                         26,779        26,626
   6.74%, 08/02/00                                         49,000        48,710
   6.69%, 08/17/00                                        153,000       151,682
   6.70%, 08/25/00                                        197,356       195,366
   6.72%, 09/08/00                                         30,450        30,063
Tulip Funding Corp. (a)(e)
   6.59%, 07/10/00                                         20,000        19,967
   6.30%, 07/19/00                                         76,000        75,765
   6.49%, 07/27/00                                        165,194       164,432
   6.42%, 07/28/00                                         34,000        33,839
   6.76%, 09/27/00                                        104,000       102,310
                                                                    -----------
                                                                      1,121,308
                                                                    -----------
BANKING - NORWAY -- 0.6%
Christiania Capital Corp. (a)
   6.71%, 09/21/00                                         55,000        54,174
Den Norske Bank
   6.71%, 09/19/00                                        150,000       147,800
   6.71%, 09/22/00                                         44,000        43,330
                                                                    -----------
                                                                        245,304
                                                                    -----------
BANKING - SPAIN -- 0.2%
B.B.V. Finance (Delaware), Inc.
   6.64%, 08/04/00                                        100,000        99,380
                                                                    -----------
BANKING - SWEDEN -- 0.8%
AB Spintab
   6.74%, 09/28/00                                        105,000       103,279
   7.03%, 11/30/00                                         39,000        37,883
Forenings Sparbanken AB (Swedbank)
   6.15%, 07/28/00                                         25,000        24,888
   6.71%, 09/05/00                                         13,000        12,843
   6.46%, 10/13/00                                         15,000        14,729
   6.46%, 10/16/00                                         65,000        63,792
Nordbanken of North America, Inc.
   6.72%, 09/26/00                                         50,000        49,201
                                                                    -----------
                                                                        306,615
                                                                    -----------
BANKING - SWITZERLAND -- 1.2%
Credit Suisse First Boston, Inc. (a)
   6.46%, 10/10/00                                        100,000        98,245
UBS Finance (Delaware), Inc.
   6.93%, 07/05/00                                        375,000       374,712
                                                                    -----------
                                                                        472,957
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
BANKING - UNITED KINGDOM -- 1.4%
Abbey National Treasury Services, PLC
   5.76%, 07/28/00                                     $  250,000   $   249,991
Barclays US Funding Corp.
   6.69%, 07/10/00                                        200,000       199,666
Repeat Offering Securitization Entity, Inc. (a)(e)
   6.29%, 07/25/00                                         54,712        54,487
   6.49%, 07/28/00                                         56,649        56,378
                                                                    -----------
                                                                        560,522
                                                                    -----------
BANKING - UNITED STATES -- 4.7%
Bank One Corp.
   6.72%, 09/11/00                                        118,000       116,442
BankAmerica Corp.
   6.68%, 08/02/00                                        112,000       111,345
   6.70%, 10/30/00                                         85,000        83,149
   6.73%, 11/01/00                                        300,000       293,327
   6.80%, 11/03/00                                        250,000       244,297
   6.80%, 11/06/00                                         50,000        48,832
   7.02%, 11/21/00                                         25,000        24,326
   6.95%, 12/12/00                                        225,000       218,122
Enterprise Funding Corp. (a)(e)
   6.66%, 07/17/00                                         45,000        44,869
   6.52%, 07/24/00                                         14,550        14,490
   6.74%, 09/15/00                                         63,817        62,923
Forrestal Funding Master Trust (a)(e)
   6.26%, 07/06/00                                          9,263         9,255
   6.31%, 07/17/00                                         27,000        26,925
   6.32%, 07/26/00                                         31,000        30,866
   6.75%, 09/11/00                                         62,010        61,187
   6.76%, 09/13/00                                         15,963        15,745
Intrepid Funding Master Trust (a)(e)
   6.26%, 07/06/00                                         27,692        27,668
   6.28%, 07/06/00                                         25,409        25,387
   6.29%, 07/17/00                                         22,206        22,145
   6.37%, 07/24/00                                         30,000        29,880
   6.74%, 08/01/00                                         71,540        71,131
   6.74%, 08/02/00                                         34,000        33,799
   6.75%, 08/08/00                                         99,126        98,430
   6.41%, 09/13/00                                         53,000        52,322
Kitty Hawk Funding Corp. (a)(e)
   6.28%, 07/13/00                                         58,000        57,880
                                                                    -----------
                                                                      1,824,742
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
CREDIT CARD RECEIVABLES -- 0.4% (a)(f)
Montauk Funding Corp.
   6.63%, 07/20/00                                     $   25,000   $    24,913
   6.69%, 08/17/00                                         75,000        74,352
Providian Master Trust Series 1993-3
   6.70%, 07/10/00                                         11,000        10,981
   6.74%, 07/26/00                                         28,000        27,870
                                                                    -----------
                                                                        138,116
                                                                    -----------
DIVERSIFIED FINANCIAL ASSETS -- 16.9% (f)
Amsterdam Funding Corp. (a)
   6.57%, 07/05/00                                         10,000         9,993
   6.54%, 07/06/00                                         25,000        24,978
   6.59%, 07/11/00                                        113,000       112,794
   6.30%, 07/20/00                                         25,000        24,918
   6.61%, 07/20/00                                         50,000        49,827
   6.31%, 07/25/00                                         50,000        49,793
Bavaria Universal Funding Corp. (a)
   6.66%, 07/05/00                                         66,000        65,951
   6.59%, 07/10/00                                         20,000        19,967
   6.59%, 07/13/00                                         11,000        10,976
   6.60%, 07/14/00                                         42,400        42,299
   6.60%, 07/17/00                                         37,500        37,391
   6.31%, 07/20/00                                         10,000         9,967
   6.31%, 09/01/00                                         29,000        28,695
   6.91%, 11/07/00                                         51,800        50,560
   7.06%, 11/28/00                                         10,400        10,104
Beta Finance, Inc. (a)
   6.69%, 07/28/00                                         48,000        47,761
   6.74%, 09/06/00                                         82,000        80,988
   6.75%, 09/18/00                                         41,000        40,402
   6.74%, 09/21/00                                        123,500       121,638
   6.74%, 09/22/00                                         35,000        34,466
   6.75%, 09/25/00                                         20,000        19,683
   6.76%, 09/27/00                                         54,000        53,123
   6.49%, 10/10/00                                         12,000        11,788
   6.53%, 10/25/00                                        160,000       156,742
CC (USA), Inc. (a)
   6.25%, 07/06/00                                         31,000        30,973
   6.18%, 07/14/00                                         35,500        35,423
   6.71%, 07/17/00                                         30,000        29,911
   6.64%, 07/21/00                                         48,000        47,824
   6.67%, 07/24/00                                         49,500        49,290
   6.29%, 08/15/00                                         10,000         9,924
   6.29%, 08/16/00                                         26,000        25,797
   6.82%, 08/21/00                                         87,500        86,669
   6.68%, 08/25/00                                         23,000        22,768


                                                          Par          Value
                                                       ----------   -----------
   6.40%, 09/12/00                                     $   13,000   $    12,836
   6.37%, 09/15/00                                         46,000        45,401
   6.76%, 09/15/00                                         63,500        62,611
   6.76%, 09/27/00                                         17,000        16,724
   6.80%, 02/06/01                                         75,000        75,000
Charta Corp. (a)
   6.30%, 07/19/00                                         15,000        14,953
   6.61%, 07/20/00                                         40,000        39,862
   6.63%, 07/27/00                                         74,275        73,923
Clipper Receivables Corp. (a)
   6.59%, 07/06/00                                         33,000        32,970
   6.60%, 07/13/00                                         50,000        49,891
Concord Minutemen Capital Co., L.L.C.
 Series A (a)
   6.55%, 07/07/00                                         10,000         9,989
   6.70%, 07/07/00                                         11,078        11,066
   6.59%, 07/12/00                                         25,000        24,950
   6.29%, 07/20/00                                         15,065        15,016
   6.38%, 08/23/00                                         91,000        90,163
   6.75%, 09/14/00                                         50,000        49,310
   6.41%, 09/18/00                                         64,000        63,128
   6.45%, 09/20/00                                         70,000        69,011
   6.89%, 10/18/00                                         70,000        68,578
Delaware Funding Corp. (a)
   6.60%, 07/17/00                                         50,000        49,854
Dorada Finance, Inc. (a)
   6.59%, 07/13/00                                         39,000        38,915
   6.82%, 07/13/00                                         23,000        22,948
   6.60%, 07/14/00                                         20,000        19,953
   6.29%, 07/18/00                                         18,000        17,947
   6.65%, 07/19/00                                         21,000        20,931
   6.52%, 07/26/00                                         12,000        11,947
   6.74%, 09/06/00                                         29,500        29,136
   6.76%, 09/27/00                                         15,000        14,756
Greenwich Funding Corp. (d)
   6.58%, 07/06/00                                         19,221        19,204
   6.58%, 07/10/00                                         51,426        51,342
   6.58%, 07/11/00                                         20,107        20,070
   6.59%, 07/12/00                                         44,000        43,912
   6.65%, 07/18/00                                         69,718        69,500
   6.68%, 08/04/00                                         60,550        60,171
Greyhawk Funding, L.L.C. (a)
   6.35%, 08/07/00                                         70,000        69,552
International Securitization Corp. (a)
   6.67%, 07/06/00                                         28,000        27,974
   6.59%, 07/10/00                                         18,000        17,971
   6.60%, 07/11/00                                         34,000        33,938
   6.60%, 07/12/00                                         15,000        14,970

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
   6.69%, 07/17/00                                     $   10,166   $    10,136
   6.74%, 07/26/00                                          7,000         6,967
   6.73%, 08/07/00                                         14,000        13,904
   6.74%, 08/09/00                                         35,000        34,749
   6.74%, 08/10/00                                         60,465        60,020
   6.74%, 09/18/00                                         38,000        37,448
   6.75%, 09/20/00                                         18,000        17,731
   6.99%, 12/11/00                                         14,316        13,878
   6.92%, 12/20/00                                         34,590        33,484
Lexington Parker Capital Corp. (a)
   6.62%, 07/07/00                                        172,000       171,811
   6.30%, 07/17/00                                         25,398        25,328
   6.30%, 07/19/00                                         50,000        49,845
   6.29%, 07/20/00                                        109,764       109,405
   6.67%, 07/20/00                                         31,330        31,221
   6.31%, 07/21/00                                         34,000        33,883
   6.74%, 08/10/00                                         26,000        25,808
   6.50%, 10/12/00                                         24,039        23,606
Links Finance, L.L.C. (a)
   6.60%, 07/14/00                                         14,400        14,366
   6.73%, 09/14/00                                         20,000        19,724
   6.73%, 09/15/00                                         50,000        49,301
   6.73%, 09/21/00                                         20,000        19,698
Market Street Funding Corp. (a)
   6.27%, 07/12/00                                        178,000       177,664
   6.28%, 07/18/00                                         38,000        37,889
MOAT Funding, L.L.C. (a)
   6.23%, 07/06/00                                         31,000        30,974
   6.30%, 07/07/00                                         19,000        18,980
   6.59%, 07/10/00                                         75,000        74,877
   6.33%, 07/27/00                                         93,000        92,582
   6.61%, 08/03/00                                         76,000        75,547
   6.74%, 09/20/00                                         52,000        51,225
   6.51%, 10/20/00                                         47,000        46,087
Mont Blanc Capital Corp. (a)
   6.27%, 07/07/00                                         30,000        29,969
   6.30%, 07/17/00                                         14,000        13,961
   6.61%, 07/18/00                                         21,306        21,240
   6.68%, 07/27/00                                         20,127        20,030
   6.80%, 08/15/00                                         10,000         9,916
Sigma Finance, Inc. (a)
   6.28%, 07/12/00                                         39,280        39,206
   6.63%, 07/18/00                                         15,713        15,664
   6.18%, 07/21/00                                         60,300        60,098
   6.32%, 07/24/00                                        150,000       149,404
   6.72%, 09/06/00                                         70,000        69,138
   6.30%, 09/07/00                                         74,000        73,147

                                                          Par          Value
                                                       ----------   -----------
   6.72%, 09/07/00                                     $   19,100   $    18,861
   6.72%, 09/12/00                                         50,000        49,329
   6.40%, 09/14/00                                         41,000        40,470
   6.36%, 09/15/00                                         65,000        64,155
   6.73%, 09/18/00                                        100,000        98,547
   6.41%, 09/22/00                                         39,000        38,442
   6.51%, 10/02/00                                         50,000        49,186
   6.49%, 10/10/00                                         83,443        81,972
   6.50%, 10/13/00                                         34,000        33,382
   6.51%, 10/13/00                                         28,000        27,490
   6.52%, 10/20/00                                         50,000        49,026
   6.31%, 11/01/00                                         50,000        50,000
   6.93%, 11/09/00                                        120,000       117,074
   7.04%, 11/21/00                                         11,300        10,994
   7.05%, 11/27/00                                         52,500        51,020
   6.94%, 12/05/00                                         50,000        48,537
Stellar Funding Group, Inc. (a)
   6.63%, 07/06/00                                         18,000        17,984
   6.59%, 07/12/00                                         17,626        17,591
   6.60%, 07/12/00                                         22,869        22,823
   6.61%, 07/13/00                                         20,427        20,382
   6.63%, 07/18/00                                         22,000        21,932
   6.68%, 07/19/00                                         18,000        17,940
   6.72%, 07/21/00                                         17,000        16,937
   6.72%, 07/26/00                                         28,990        28,856
   6.76%, 09/11/00                                         27,928        27,557
   6.73%, 09/18/00                                         11,496        11,329
   7.11%, 11/13/00                                         10,345        10,078
   6.98%, 12/05/00                                         20,700        20,091
Thames Asset Global Securitisation
 No. 1, Inc. (a)
   6.25%, 07/06/00                                         55,000        54,953
   6.59%, 07/10/00                                         24,510        24,470
   6.19%, 07/14/00                                        104,136       103,908
   6.61%, 07/17/00                                         59,118        58,945
Variable Funding Capital Corp. (a)
   6.54%, 07/06/00                                         37,000        36,967
   6.65%, 07/06/00                                         24,000        23,978
   6.61%, 07/13/00                                         79,000        78,828
   6.66%, 07/18/00                                         65,000        64,798
   6.68%, 07/25/00                                         30,419        30,284
   6.51%, 08/02/00                                         50,000        49,716
   6.66%, 08/04/00                                        100,000        99,375
                                                                    -----------
                                                                      6,531,874
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
FINANCE - COMMERCIAL -- 2.5%
CIT Group Holdings, Inc.
   6.25%, 07/18/00                                     $  169,000   $   168,509
General Electric Capital Corp.
   6.25%, 07/07/00                                         50,000        49,949
General Electric Capital International
 Funding, Inc. (a)
   6.58%, 07/11/00                                        150,000       149,727
   6.58%, 07/13/00                                        100,000        99,782
   6.59%, 07/18/00                                        100,000        99,690
   6.62%, 07/27/00                                        100,000        99,526
General Electric Capital Services
   7.00%, 11/28/00                                        225,000       218,672
Halogen Capital Company, L.L.C. (a)
   6.66%, 07/17/00                                         49,617        49,471
Heller Financial, Inc.
   6.58%, 07/27/00                                         24,000        23,888
                                                                    -----------
                                                                        959,214
                                                                    -----------
FINANCE - CONSUMER -- 1.2%
Associates Corp. of North America
   7.00%, 07/03/00                                        100,000        99,961
Associates First Capital, B.V.
   6.67%, 07/24/00                                         22,000        21,907
   6.67%, 07/25/00                                         50,000        49,780
   6.72%, 10/02/00                                         20,000        19,659
   6.72%, 10/03/00                                         50,000        49,139
   6.72%, 10/05/00                                         50,000        49,120
Associates First Capital Corp.
   6.66%, 07/21/00                                         94,000        93,656
   6.67%, 07/25/00                                        100,000        99,561
                                                                    -----------
                                                                        482,783
                                                                    -----------
SECURITIES BROKERAGE - DEALER -- 8.1%
Bear Stearns Companies, Inc.
   6.56%, 07/10/00                                         17,000        16,972
   6.61%, 07/19/00                                         86,000        85,719
   6.68%, 07/20/00                                        150,000       149,478
   6.77%, 09/15/00                                         50,000        49,299
Goldman Sachs Group, LP
   6.00%, 08/07/00                                         95,000        95,000
   6.27%, 08/21/00                                        100,000        99,137
   6.27%, 08/22/00                                        112,000       111,015
   6.29%, 08/30/00                                        175,000       173,221
   6.47%, 10/11/00                                         35,000        34,379
   6.56%, 10/26/00                                         51,000        49,947
   6.71%, 11/01/00                                         42,000        41,069

                                                          Par          Value
                                                       ----------   -----------
   6.85%, 11/03/00                                     $   50,000   $    48,851
   7.05%, 11/14/00                                         62,000        60,405
   6.86%, 11/22/00                                         57,000        55,479
JP Morgan & Co.
   6.20%, 07/11/00                                         96,000        95,837
Merrill Lynch & Co., Inc.
   6.22%, 07/11/00                                        300,000       299,490
   6.86%, 03/29/01                                        100,000       100,000
Morgan Stanley, Dean Witter,
 Discover & Co.
   6.64%, 07/25/00                                        100,000        99,560
   6.72%, 09/14/00                                        285,000       281,087
   6.72%, 09/15/00                                        200,000       197,218
PaineWebber Group, Inc.
   6.76%, 07/05/00                                         33,000        32,975
Salomon Smith Barney Holdings, Inc.
   6.27%, 07/07/00                                         35,000        34,964
   6.59%, 07/18/00                                         92,000        91,716
   6.27%, 07/19/00                                        100,000        99,691
   6.60%, 07/21/00                                        100,000        99,636
   6.72%, 09/08/00                                         50,000        49,368
   6.72%, 09/11/00                                        138,000       136,178
   6.71%, 09/18/00                                         64,000        63,073
Ventures Business Trust (a)
   6.60%, 07/17/00                                        150,000       149,563
   6.72%, 09/13/00                                        228,500       225,395
                                                                    -----------
                                                                      3,125,722
                                                                    -----------
TRADE RECEIVABLES -- 8.8% (f)
Apreco, Inc. (a)
   6.54%, 07/05/00                                         75,000        74,946
   6.57%, 07/06/00                                         50,000        49,955
   6.57%, 07/07/00                                         25,000        24,973
   6.27%, 07/17/00                                         30,000        29,918
   6.72%, 08/24/00                                         50,000        49,501
   6.73%, 08/28/00                                         30,000        29,679
Barton Capital Corp. (a)
   6.65%, 07/07/00                                         21,558        21,534
   6.59%, 07/10/00                                         64,018        63,913
   6.59%, 07/11/00                                         31,313        31,256
   6.59%, 07/13/00                                         57,047        56,922
   6.60%, 07/13/00                                         23,710        23,658
   6.67%, 07/13/00                                         28,619        28,556
   6.60%, 07/19/00                                         51,697        51,528
   6.69%, 07/20/00                                        200,000       199,301
   6.30%, 09/07/00                                         34,507        34,109
Ciesco, LP
   6.70%, 08/29/00                                         50,000        49,458

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
Compass Securitization, L.L.C. (a)
   6.59%, 07/10/00                                     $   56,000   $    55,908
   6.67%, 07/10/00                                         65,000        64,892
   6.67%, 07/18/00                                         30,000        29,906
   6.73%, 09/12/00                                         43,270        42,689
Corporate Asset Funding Co., Inc. (a)
   6.65%, 07/06/00                                         19,895        19,877
Corporate Receivables Corp. (a)
   6.59%, 07/05/00                                         70,000        69,949
   6.57%, 07/06/00                                         30,000        29,973
   6.29%, 07/14/00                                        205,000       204,541
   6.66%, 07/19/00                                        100,000        99,671
   6.64%, 07/20/00                                        105,000       104,637
   6.66%, 07/21/00                                        100,000        99,635
CXC, Inc. (a)
   6.63%, 07/05/00                                         75,000        74,945
   6.66%, 07/19/00                                         37,000        36,878
   6.65%, 07/20/00                                         50,000        49,827
   6.61%, 07/24/00                                        125,000       124,477
   6.72%, 08/29/00                                         65,000        64,293
Eureka Securitization, Inc. (a)
   6.65%, 07/07/00                                         21,000        20,977
   6.59%, 07/10/00                                         50,000        49,918
   6.59%, 07/14/00                                         50,000        49,882
   6.62%, 07/20/00                                         36,000        35,875
Giro Multi Funding Corp. (a)
   6.59%, 07/13/00                                         13,807        13,777
   6.66%, 07/20/00                                         49,644        49,471
   6.61%, 07/21/00                                         37,824        37,686
Monte Rosa Capital Corp. (a)
   6.60%, 07/10/00                                         48,413        48,334
   6.61%, 07/17/00                                         58,470        58,300
   6.66%, 07/17/00                                         93,680        93,406
   6.66%, 07/19/00                                         38,559        38,432
   6.63%, 07/20/00                                         90,451        90,138
   6.69%, 08/03/00                                         30,212        30,028
Park Avenue Receivables Corp. (a)
   6.59%, 07/10/00                                         83,457        83,320
   6.60%, 07/18/00                                        302,099       301,163
Receivables Capital Corp. (a)
   6.50%, 07/27/00                                         44,000        43,797
WCP Funding, Inc. (a)
   6.63%, 07/11/00                                         50,000        49,909
Windmill Funding (a)
   6.65%, 07/06/00                                        100,000        99,908
   6.65%, 07/07/00                                        100,000        99,890
   6.70%, 08/04/00                                         22,000        21,862
   6.75%, 09/28/00                                         18,000        17,705

                                                          Par          Value
                                                       ----------   -----------
Wood Street Funding Corp. (a)
   6.60%, 07/13/00                                     $   25,138   $    25,083
   6.68%, 07/28/00                                         19,610        19,512
   6.71%, 08/25/00                                         25,000        24,746
                                                                    -----------
                                                                      3,394,424
                                                                    -----------
TOTAL COMMERCIAL PAPER AND OTHER
 CORPORATE OBLIGATIONS
 (Cost $23,045,524)                                                  23,045,524
                                                                    -----------
CERTIFICATES OF DEPOSIT -- 27.3%
BANKING - AUSTRALIA -- 0.4%
Australia & New Zealand Bank Group
   6.73%, 10/05/00                                         20,000        20,000
National Australia Bank, LTD.
   6.47%, 10/06/00                                        150,000       150,002
                                                                    -----------
                                                                        170,002
                                                                    -----------
BANKING - BELGIUM -- 0.3%
Banque Bruxelles Lambert
   7.03%, 11/27/00                                         35,000        35,001
Credit Communal de Belgique
   6.25%, 07/14/00                                         70,000        70,000
                                                                    -----------
                                                                        105,001
                                                                    -----------
BANKING - CANADA -- 2.7%
Canadian Imperial Bank of Commerce
   6.58%, 07/13/00                                         22,000        22,000
   6.27%, 07/18/00                                        247,000       247,000
   6.75%, 03/27/01                                        122,000       121,964
National Bank of Canada
   6.05%, 07/05/00                                         65,000        65,000
   6.50%, 07/31/00                                         25,000        24,979
Royal Bank of Canada
   6.75%, 02/14/01                                        100,000        99,976
   6.90%, 03/29/01                                        100,000        99,979
   7.00%, 05/02/01                                         75,000        74,988
Toronto-Dominion Bank
   6.46%, 10/13/00                                        100,000       100,000
   6.77%, 04/18/01                                        100,000        99,978
   7.00%, 05/02/01                                        100,000        99,984
                                                                    -----------
                                                                      1,055,848
                                                                    -----------
BANKING - DENMARK -- 0.2%
Den Danske Bank
   6.58%, 07/13/00                                         75,000        75,000
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
BANKING - FINLAND -- 0.8%
Merita Bank, Ltd.
   6.15%, 07/26/00                                     $   75,000   $    75,000
   6.70%, 09/22/00                                        175,000       174,999
   7.02%, 11/29/00                                         50,000        50,000
                                                                    -----------
                                                                        299,999
                                                                    -----------
BANKING - FRANCE -- 0.9%
Banque Paribas, S.A.
   7.03%, 12/11/00                                         34,000        34,004
Societe Generale
   6.57%, 07/05/00                                        137,000       137,000
   6.46%, 10/12/00                                        169,000       169,000
                                                                    -----------
                                                                        340,004
                                                                    -----------
BANKING - GERMANY -- 10.8%
Bayeriche HypoVereinsbank, AG
   6.70%, 09/07/00                                        200,000       200,000
   7.02%, 11/17/00                                        200,000       200,000
Bayerische Landesbank Girozentrale
   6.70%, 09/18/00                                         50,000        50,001
   6.14%, 10/02/00                                         25,000        24,985
   6.72%, 10/02/00                                        100,000        99,722
Commerzbank, AG
   6.70%, 09/20/00                                         75,000        75,007
   6.73%, 09/28/00                                        156,000       156,002
   6.72%, 09/29/00                                        110,000       110,001
   6.46%, 10/03/00                                         47,000        47,004
Deutsche Bank
   6.59%, 07/05/00                                        205,000       205,000
   6.57%, 07/13/00                                        178,000       178,000
   6.58%, 07/13/00                                        175,000       175,000
   6.26%, 10/18/00                                        100,000        99,982
   6.21%, 11/29/00                                        100,000        99,972
   6.55%, 01/12/01                                        100,000        99,975
   6.56%, 01/29/01                                         95,000        94,971
   7.18%, 06/12/01                                        250,000       249,955
Dresdner Bank AG
   6.14%, 07/14/00                                         50,000        50,000
   6.77%, 04/19/01                                        132,000       132,000
   6.80%, 04/25/01                                         50,000        49,992
Landesbank Baden Wurttemberg
   6.26%, 07/19/00                                        100,000       100,000
   6.70%, 09/07/00                                        110,000       110,002
   6.48%, 10/05/00                                         45,000        45,000
   6.52%, 10/27/00                                        100,000       100,000
   6.85%, 11/02/00                                         25,000        24,977

                                                          Par          Value
                                                       ----------   -----------
   7.00%, 12/05/00                                     $   75,000   $    75,010
   7.36%, 06/05/01                                         50,000        50,013
Landesbank Hessen-Thuringen
 Girozentrale
   7.05%, 11/20/00                                        100,000        99,983
   7.22%, 05/04/01                                        100,000        99,916
Norddeutsche Landesbank Girozentrale
   6.13%, 07/05/00                                         40,000        40,000
   6.59%, 07/17/00                                         50,000        50,000
   6.15%, 07/31/00                                         25,000        25,000
   6.60%, 02/01/01                                         50,000        49,986
Westdeutsche Landesbank Girozentrale
   6.38%, 09/20/00                                         85,000        85,000
   6.48%, 10/02/00                                        310,000       310,000
   6.48%, 10/03/00                                        110,000       110,000
   6.46%, 10/05/00                                        345,000       345,000
   7.00%, 05/02/01                                         50,000        50,000
                                                                    -----------
                                                                      4,167,456
                                                                    -----------
BANKING - NETHERLANDS -- 0.5%
ING Bank, N.V.
   6.59%, 07/19/00                                        100,000       100,000
Rabobank Nederland, N.V.
   7.00%, 12/01/00                                         72,000        72,009
                                                                    -----------
                                                                        172,009
                                                                    -----------
BANKING - NORWAY -- 0.2%
Christiania Bank
   6.58%, 07/12/00                                         30,000        30,000
   6.72%, 09/27/00                                         20,000        20,000
   6.73%, 10/03/00                                         40,000        40,000
                                                                    -----------
                                                                         90,000
                                                                    -----------
BANKING - SWEDEN -- 0.9%
Forenings Sparbanken (Swedbank)
   6.58%, 07/06/00                                        130,000       130,000
   6.74%, 10/05/00                                        135,000       135,000
Svenska Handelsbanken
   6.58%, 07/14/00                                        100,000       100,000
                                                                    -----------
                                                                        365,000
                                                                    -----------
BANKING - SWITZERLAND -- 4.4%
Credit Suisse First Boston
   6.15%, 07/03/00                                         50,000        49,998
   6.57%, 07/07/00                                        175,000       175,000
   6.57%, 07/12/00                                        300,000       300,000
UBS, AG
   5.80%, 07/05/00                                         75,000        75,000

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
   6.58%, 07/11/00                                     $  160,000   $   160,000
   6.58%, 07/12/00                                        200,000       200,000
   6.15%, 11/20/00                                        250,000       249,932
   6.30%, 12/11/00                                        100,000        99,964
   6.50%, 01/02/01                                        200,000       199,952
   6.85%, 04/27/01                                        100,000        99,977
   7.25%, 06/12/01                                        100,000        99,982
                                                                    -----------
                                                                      1,709,805
                                                                    -----------
BANKING - UNITED KINGDOM -- 4.1%
Abbey National Treasury Services, PLC
   6.47%, 10/06/00                                        500,000       500,000
Bank of Scotland Treasury Services
   6.58%, 07/13/00                                         50,000        50,000
Barclays Bank, PLC
   6.59%, 07/13/00                                         40,000        40,000
   5.85%, 08/01/00                                        115,000       115,000
Halifax, PLC
   6.58%, 07/19/00                                        325,000       325,000
   6.58%, 07/20/00                                        200,000       200,000
Lloyds TSB Bank, PLC
   6.77%, 04/17/01                                         35,000        34,997
National Westminster Bank, PLC
   6.66%, 02/01/01                                         50,000        49,986
   6.70%, 02/01/01                                         50,000        49,986
   6.77%, 04/20/01                                        100,000        99,985
   7.27%, 05/09/01                                        117,000       116,971
                                                                    -----------
                                                                      1,581,925
                                                                    -----------
BANKING - UNITED STATES -- 1.1%
American Express Centurion Bank
   6.51%, 07/07/00                                        125,000       125,000
   6.57%, 07/12/00                                         33,000        33,000
First Tennessee Bank, N.A.
   6.25%, 07/14/00                                         50,000        50,000
Union Bank of California
   6.77%, 09/01/00                                        197,000       197,000
Wilmington Trust Co.
   6.56%, 07/07/00                                         25,000        25,000
   7.07%, 12/01/00                                         10,000        10,000
                                                                    -----------
                                                                        440,000
                                                                    -----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $10,572,049)                                                  10,572,049
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 5.4% (b)
AUTOMOTIVE -- 0.2%
Ford Motor Credit
   6.73%, 08/18/00                                         95,000        94,990
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
BANKING - FRANCE -- 0.1% (e)
New Jersey Economic Development
 Authority Adjustable Rate Money
 Market Securities (GE Aerospace
 Camden Development Project)
 Series A
   6.60%, 07/07/00                                     $   12,825   $    12,825
New Jersey Economic Development
 Authority Adjustable Rate Money
 Market Securities (GE Aerospace
 Camden Development Project)
 Series B
   6.60%, 07/07/00                                         10,000        10,000
                                                                    -----------
                                                                         22,825
                                                                    -----------
BANKING - GERMANY -- 0.5%
Dresdner Bank, AG
   6.62%, 07/24/00                                        200,000       199,996
                                                                    -----------
Banking - Netherlands -- 0.1% (e)
New Jersey Economic Development
 Authority Adjustable Rate Lease
 Revenue Taxable Bonds (Barnes &
 Noble, Inc. Distribution & Freight
 Consolidation Center Project)
 Series 1995A
   6.59%, 07/07/00                                         19,150        19,150
New Jersey Economic Development
 Authority Adjustable Rate Lease
 Revenue Taxable Bonds (Barnes &
 Noble, Inc. Distribution & Freight
 Consolidation Center Project) Series B
   6.59%, 07/07/00                                         10,000        10,000
                                                                    -----------
                                                                         29,150
                                                                    -----------
BANKING - NORWAY -- 0.1%  (d)
Christiana Bank
   6.28%, 07/18/00                                         40,000        40,000
                                                                    -----------
BANKING - UNITED STATES -- 0.5%
6700 Cherry Avenue Partners Demand
 Bond Series 1993 (e)
   6.70%, 07/07/00                                          9,300         9,300
Baptist Health Systems of South Florida,
 Inc. Taxable Direct Note Obligations
 Series 1995A (e)
   6.60%, 07/07/00                                         12,145        12,145

                                                          Par          Value
                                                       ----------   -----------
Baptist Health Systems of South Florida,
 Inc. Taxable Direct Note Obligations
 Series 1995B (e)
   6.60%, 07/07/00                                     $   19,000   $    19,000
Lowndes Corp., Georgia Taxable Demand
 Bond Series 1997 (a)(e)
   6.78%, 07/07/00                                          8,250         8,250
MoviePlex Realty Leasing, L.L.C. Adjustable
 Rate Tender Securities (Carmike
 Cinemas, Inc.) Series 1997A1 (e)
   6.62%, 07/07/00                                         35,125        35,125
MoviePlex Realty Leasing, L.L.C. Adjustable
 Rate Tender Securities (Carmike Cinemas,
 Inc.) Series 1997A2 (e)
   6.62%, 07/07/00                                         12,325        12,325
MoviePlex Realty Leasing, L.L.C. Adjustable
 Rate Tender Securities (Carmike Cinemas,
 Inc.) Series 1997A3 (e)
   6.62%, 07/07/00                                         12,325        12,325
Strategic Money Market Trust Series 2000B
   6.66%, 07/13/00 (a)                                     55,000        55,000
Strategic Money Market Trust Series 2000E
   6.67%, 07/14/00 (a)                                     33,000        33,000
                                                                    -----------
                                                                        196,470
                                                                    -----------

CREDIT CARD RECEIVABLES -- 0.1% (a)(f)
Short Term Repackaged Asset Trust
 Series 1998 E
   6.75%, 07/18/00                                         50,000        50,000
                                                                    -----------
DIVERSIFIED FINANCIAL ASSETS -- 0.4% (a)
CC (USA) Inc.
   6.64%, 07/19/00                                         17,000        17,000
Copelco Capital Receivables, L.L.C.
 Series 2000-A
   6.65%, 07/18/00                                         23,000        23,000
Sigma Finance, Inc.
   6.00%, 07/03/00                                         50,000        50,000
   6.65%, 07/25/00                                         40,000        40,000
   6.60%, 07/31/00                                         20,000        20,000
                                                                    -----------
                                                                        150,000
                                                                    -----------
EDUCATION -- 0.1%
Development Authority of Dekalb County
 Taxable Rate RB (Emory University
 Project) Series 1995B
   6.60%, 07/07/00                                         30,950        30,950
                                                                    -----------

                                                          Par          Value
                                                       ----------   -----------
ELECTRICAL & ELECTRONICS -- 0.1% (a)
CFM International, Inc.
   6.70%, 07/03/00                                     $   39,010   $    39,010
                                                                    -----------
INSURANCE - MONOLINE -- 0.1% (e)
Dade County, Florida Expressway
 Authority Toll System RB Series 1996
   6.60%, 07/07/00                                         30,790        30,790
The Community Redevelopment
 Agency of the City of Los Angeles,
 California (Bunker Hill Project )
 Subordinate Tax Allocation
 Refunding Bonds Series 1997A
   6.70%, 07/07/00                                         10,000        10,000
                                                                    -----------
                                                                         40,790
                                                                    -----------
LIFE & HEALTH INSURANCE -- 1.1% (d)
General Electric Life & Annuity
 Assurance Co.
   6.69%, 07/31/00                                        100,000       100,000
   6.69%, 07/31/00                                         50,000        50,000
Monumental Life Insurance Co.
   6.79%, 07/01/00                                        100,000       100,000
Pacific Life Insurance Co.
   6.69%, 07/01/00                                        100,000       100,000
United of Omaha Life Insurance Co.
   6.37%, 07/31/00                                         10,000        10,000
   6.37%, 07/31/00                                         50,000        50,000
                                                                    -----------
                                                                        410,000
                                                                    -----------
SECURITIES BROKERAGE-DEALER -- 0.9%
JP Morgan & Co. , Inc.
   6.64%, 07/17/00                                        100,000       100,000
   6.74%, 07/28/00                                        200,000       200,000
Merrill Lynch & Co., Inc.
   6.64%, 07/31/00                                         50,000        50,000
                                                                    -----------
                                                                        350,000
                                                                    -----------
TELECOMMUNICATIONS SERVICES & EQUIPMENT -- 0.6% (a)
AT & T Corp.
   6.64%, 07/14/00                                        248,000       248,000
                                                                    -----------

SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
TRADE RECEIVABLES -- 0.5% (a)(f)
Ciesco LP
   6.67%, 07/17/00                                     $  200,000   $   199,992
                                                                    -----------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,102,173)                                                    2,102,173
                                                                    -----------
BANK NOTES -- 4.0%
Bank of America, N.A.
   6.72%, 10/04/00                                        300,000       300,000
   6.45%, 10/11/00                                         74,000        74,000
   7.02%, 11/21/00                                        119,000       119,000
   7.00%, 11/22/00                                         20,000        20,000
   7.06%, 12/01/00                                        133,000       133,000
   7.20%, 06/05/01                                        200,000       200,000
Bank One, N.A.
   6.57%, 07/05/00                                        138,000       138,000
European American Bank
   6.70%, 11/01/00                                        100,000       100,000
Fifth Third Bank
   6.59%, 07/13/00                                         79,000        79,000
LaSalle National Bank
   5.76%, 07/21/00                                         49,000        48,997
   5.76%, 07/24/00                                        100,000        99,992
   6.70%, 11/01/00                                         70,000        70,002
   7.02%, 11/20/00                                        150,000       150,000
                                                                    -----------
TOTAL BANK NOTES
 (Cost $1,531,991)                                                    1,531,991
                                                                    -----------

                                                        Maturity
                                                         Value         Value
                                                       ----------   -----------
REPURCHASE AGREEMENTS -- 4.2% (c)
Bank of America Securities, L.L.C.
 Tri-Party Repurchase Agreement
 Collateralized by U.S. Government
 Securities
   6.93% Issue 06/30/00
         Due   07/03/00                                $  500,289   $   500,000
Credit Suisse First Boston, Inc.
 Tri-Party Repurchase Agreement
 Collateralized by U.S. Government
 Securities
   6.90% Issue 06/30/00
         Due   07/03/00                                    19,509        19,498
Salomon Smith Barney, Inc.
 Tri-Party Repurchase Agreement
 Collateralized by U.S. Government
 Securities
   6.93% Issue 06/30/00
         Due   07/03/00                                 1,100,635     1,100,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $1,619,498)                                                    1,619,498
                                                                    -----------
TOTAL INVESTMENTS -- 100.3%
 (Cost $38,871,235)                                                  38,871,235
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (0.3)%
 Other assets                                                           191,722
 Liabilities                                                           (324,853)
                                                                    -----------
                                                                       (133,131)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $38,738,104
                                                                    ===========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------    ----------
U.S. GOVERNMENT SECURITIES -- 63.4%
COUPON NOTES -- 10.2%
Federal Home Loan Bank
   6.35%, 02/02/01                                      $  20,000    $   19,989
   6.58%, 02/09/01                                         22,000        22,001
   6.67%, 04/06/01                                         30,000        29,987
Federal Home Loan Mortgage Corp.
   6.35%, 01/05/01                                         43,955        43,946
   5.00%, 02/15/01                                         18,000        17,820
Federal National Mortgage Association
   5.90%, 12/01/00                                         11,355        11,341
   5.92%, 12/07/00                                         20,000        19,984
   6.47%, 02/16/01                                         40,000        39,993
   6.57%, 02/22/01                                         25,000        24,989
   6.57%, 04/26/01                                         25,000        24,919
                                                                    -----------
                                                                        254,969
                                                                    -----------
DISCOUNT NOTES -- 39.1%
Federal Home Loan Bank
   6.50%, 08/04/00                                         20,000        19,879
   6.24%, 09/08/00                                         17,635        17,430
   6.62%, 09/27/00                                         15,000        14,761
   6.35%, 09/29/00                                         12,000        11,815
Federal Home Loan Mortgage Corp.
   6.14%, 07/06/00                                         37,000        36,969
   6.52%, 07/11/00                                         20,000        19,964
   6.01%, 07/13/00                                          6,030         6,018
   5.98%, 07/20/00                                         20,000        19,939
   6.19%, 07/20/00                                         17,000        16,945
   6.49%, 07/25/00                                         35,421        35,269
   5.70%, 07/28/00                                         40,000        39,838
   6.14%, 08/17/00                                         20,000        19,845
   6.24%, 08/17/00                                         19,459        19,304
   6.26%, 09/14/00                                         19,000        18,760
   6.31%, 09/14/00                                         14,000        13,821
   6.60%, 09/21/00                                         20,000        19,704
   6.62%, 09/28/00                                         30,000        29,517
   6.65%, 04/26/01                                         25,000        23,707
Federal National Mortgage Association
   6.01%, 07/13/00                                         25,000        24,951
   6.16%, 07/13/00                                         20,000        19,960
   5.98%, 07/20/00                                         15,000        14,954
   6.00%, 07/27/00                                         30,000        29,874
   6.05%, 07/27/00                                          3,500         3,485
   6.26%, 07/27/00                                         20,000        19,911
   6.30%, 08/01/00                                         33,010        32,834

                                                          Par          Value
                                                       ----------    ----------
   6.55%, 08/24/00                                      $  50,000    $   49,516
   6.14%, 08/31/00                                         22,000        21,778
   5.87%, 09/01/00                                         35,000        34,661
   6.25%, 09/14/00                                         29,000        28,634
   6.27%, 09/21/00                                         20,000        19,723
   6.62%, 09/21/00                                         20,000        19,703
   6.35%, 09/28/00                                         15,000        14,772
   6.37%, 09/28/00                                         25,458        25,069
   6.39%, 09/28/00                                         20,000        19,694
   6.63%, 09/28/00                                         30,000        29,516
   6.59%, 10/02/00                                          9,792         9,629
   6.33%, 10/05/00                                         20,000        19,673
   6.34%, 10/05/00                                         20,000        19,673
   6.39%, 10/19/00                                         25,000        24,527
   6.67%, 11/02/00                                         25,000        24,445
   6.75%, 11/22/00                                         25,000        24,346
   6.75%, 12/07/00                                         20,000        19,423
   6.76%, 12/07/00                                         20,000        19,422
   6.72%, 12/14/00                                         20,000        19,401
                                                                    -----------
                                                                        973,059
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 14.1% (b)
Federal Home Loan Bank
   6.14%, 07/05/00                                         40,000        40,000
   6.30%, 07/05/00                                        100,000       100,000
Student Loan Marketing Association
   6.21%, 07/05/00                                         50,000        50,000
   6.29%, 07/05/00                                         50,000        49,986
   6.42%, 07/05/00                                         30,000        30,012
   6.49%, 07/05/00                                         50,000        50,000
   6.54%, 07/05/00                                         30,000        30,016
                                                                    -----------
                                                                        350,014
                                                                    -----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Cost $1,578,042)                                                    1,578,042
                                                                    -----------

SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                     Maturity Value    Value
                                                     --------------  ----------
REPURCHASE AGREEMENTS -- 36.4% (c)
Credit Suisse First Boston, Inc. Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   6.90% Issue 06/30/00
         Due   07/03/00                                 $  63,959    $   63,922
Lehman Brothers, Inc. Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   6.45% Issue 06/07/00
         Due   07/07/00                                   120,151       120,000
Morgan Stanley & Co, Inc. Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   6.48% Issue 06/15/00
         Due   07/06/00                                    32,121        32,000
   6.49% Issue 06/16/00
         Due   07/07/00                                   130,492       130,000
   6.49% Issue 06/13/00
         Due   07/07/00                                    50,216        50,000
   6.49% Issue 06/19/00
         Due   07/07/00                                    30,097        30,000
   6.49% Issue 06/20/00
         Due   07/07/00                                    50,153        50,000
   6.53% Issue 06/19/00
         Due   07/07/00                                    30,098        30,000


                                                     Maturity Value    Value
                                                     --------------  ----------
Salomon Smith Barney, Inc.Tri-Party
 Repurchase Agreement Collateralized
 by U.S. Government Securities
   6.93% Issue 06/30/00
         Due   07/03/00                                  $250,144    $  250,000
   6.47% Issue 06/05/00
         Due   07/03/00                                    50,252        50,000
   6.47% Issue 06/05/00
         Due   07/05/00                                    50,270        50,000
   6.47% Issue 06/05/00
         Due   07/07/00                                    50,288        50,000
                                                                     ----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $905,922)                                                        905,922
                                                                     ----------
TOTAL INVESTMENTS -- 99.8%
 (Cost $2,483,964)                                                    2,483,964
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.2%
 Other assets                                                            12,160
 Liabilities                                                             (6,014)
                                                                     ----------
                                                                          6,146
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $2,490,110
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                          Par          Value
                                                       ----------   -----------
U.S. GOVERNMENT SECURITIES -- 99.3%
U.S. TREASURY OBLIGATIONS -- 99.3%
U.S. Treasury Bills
   5.69%, 07/06/00                                       $  5,775    $    5,771
   5.71%, 07/06/00                                         24,870        24,851
   5.71%, 07/13/00                                         20,245        20,207
   5.72%, 07/13/00                                         70,000        69,868
   5.73%, 07/13/00                                         19,590        19,553
   5.74%, 07/13/00                                          8,940         8,923
   5.79%, 07/13/00                                          2,295         2,291
   5.80%, 07/13/00                                         50,000        49,904
   5.72%, 07/20/00                                        125,355       124,982
   5.80%, 07/20/00                                          5,135         5,120
   5.81%, 07/20/00                                         40,000        39,879
   5.69%, 07/27/00                                         25,000        24,899
   5.72%, 07/27/00                                         50,000        49,796
   5.88%, 08/03/00                                         40,000        39,788
   5.56%, 08/10/00                                         31,665        31,471
   5.87%, 08/10/00                                         20,000        19,873
   6.02%, 08/10/00                                         30,000        29,802
   6.07%, 08/10/00                                         47,015        46,703
   5.90%, 08/17/00                                         12,620        12,524
   6.09%, 08/17/00                                          6,270         6,221
   5.87%, 08/24/00                                          1,085         1,076
   5.91%, 08/24/00                                          4,885         4,842
   5.83%, 08/31/00                                         75,000        74,271
   5.67%, 09/07/00                                         15,000        14,841
   5.84%, 09/07/00                                          5,645         5,584
   5.85%, 09/07/00                                         19,950        19,733
   5.92%, 09/07/00                                         40,000        39,559
   5.95%, 09/07/00                                          1,870         1,849
   6.01%, 09/07/00                                          5,825         5,761
   6.04%, 09/07/00                                         20,000        19,778
   6.06%, 09/21/00                                         23,025        22,716
   5.98%, 09/28/00                                         22,935        22,606
   5.99%, 09/28/00                                          8,600         8,476
   5.76%, 10/05/00                                          1,240         1,221
   5.94%, 10/05/00                                         13,610        13,401
   6.01%, 10/05/00                                         30,000        29,533
   5.84%, 10/12/00                                          3,865         3,802
   5.91%, 10/12/00                                         25,000        24,590
   5.85%, 10/19/00                                          5,960         5,856
   5.89%, 10/19/00                                          1,100         1,081
   5.93%, 10/19/00                                          3,965         3,895
   6.04%, 11/16/00                                          9,095         8,889
   6.16%, 12/07/00                                         10,000         9,741
   6.12%, 12/14/00                                         45,000        43,767

                                                          Par          Value
                                                       ----------    ----------
U.S. Treasury Notes
   5.380%, 07/31/00                                      $ 99,000    $   98,961
   6.125%, 07/31/00                                       181,040       181,078
   6.000%, 08/15/00                                       189,445       189,426
   8.750%, 08/15/00                                        13,950        13,991
   5.125%, 08/31/00                                        36,185        36,146
   6.250%, 08/31/00                                       172,565       172,571
   4.500%, 09/30/00                                       180,000       179,239
   6.125%, 09/30/00                                        79,840        79,792
   4.000%, 10/31/00                                       107,000       106,193
   5.750%, 10/31/00                                        45,120        45,051
   5.750%, 11/15/00                                       186,495       186,076
   4.625%, 11/30/00                                        63,000        62,563
                                                                     ----------
                                                                      2,370,381
                                                                     ----------
TOTAL U.S. GOVERNMENT SECURITIES
 (Cost $2,370,381)                                                    2,370,381
                                                                     ----------
TOTAL INVESTMENTS -- 99.3%
 (Cost $2,370,381)                                                    2,370,381
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- 0.7%
 Other assets                                                            21,891
 Liabilities                                                             (5,505)
                                                                     ----------
                                                                         16,386
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $2,386,767
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below, and U.S. government coupon notes and U.S. Treasury notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by the Schwab Money Market Fund was $13,721,455, which represented 35.42% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less, represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days, represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to seven day putable demand features for liquidity purposes.

(d) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by Schwab Money Market Fund were $714,199, which represented 1.84% of the net assets.

(e)  Security has one or more third party credit enhancements.

(f) Asset-backed securities are securities backed by underlying assets and categorized by industry.


SEE  ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)

                                                                       Schwab       Schwab       Schwab
                                                                        Money     Government  U.S. Treasury
                                                                       Market        Money        Money
                                                                        Fund         Fund         Fund
                                                                    -----------   ----------  -------------
Assets
Investments, at value (Cost: $37,251,737, $1,578,042 and
 $2,370,381, respectively)                                          $37,251,737   $1,578,042   $2,370,381
Repurchase agreements, at value (Cost: $1,619,498, $905,922
 and $0, respectively)                                                1,619,498      905,922           --
Cash                                                                         --           --            4
Interest receivable                                                     190,230       12,012       21,798
Prepaid expenses                                                          1,492          148           89
                                                                    -----------   ----------   ----------
     Total assets                                                    39,062,957    2,496,124    2,392,272
                                                                    -----------   ----------   ----------
Liabilities
Payables:
   Dividends                                                             93,620        5,732        5,257
   Investments purchased                                                225,000           --           --
   Investment advisory and administration fees                              539           36           22
   Transfer agency and shareholder service fees                             950           60           58
Other liabilities                                                         4,744          186          168
                                                                    -----------   ----------   ----------
     Total liabilities                                                  324,853        6,014        5,505
                                                                    -----------   ----------   ----------
Net assets applicable to outstanding shares                         $38,738,104   $2,490,110   $2,386,767
                                                                    ===========   ==========   ==========

Net assets consist of:
Paid-in capital                                                     $38,738,273   $2,491,102   $2,387,683
Accumulated net realized loss on investments sold                          (169)        (992)        (916)
                                                                    -----------   ----------   ----------
                                                                    $38,738,104   $2,490,110   $2,386,767
                                                                    ===========   ==========   ==========
Pricing of shares
Outstanding shares, $0.00001 par value (unlimited shares
 authorized)                                                         38,738,805    2,491,205    2,387,747
Net asset value, offering and redemption price per share            $      1.00   $     1.00   $     1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 2000 (Unaudited)

                                                                      Schwab       Schwab        Schwab
                                                                       Money      Government  U.S. Treasury
                                                                      Market        Money        Money
                                                                       Fund          Fund         Fund
                                                                    -----------   ----------  -------------
Interest income                                                      $1,186,382      $77,069      $69,801
                                                                     ----------      -------      -------
Expenses:
   Investment advisory and administration fees                           61,043        4,625        4,462
   Transfer agency and shareholder service fees                          86,119        5,755        5,546
   Custodian and portfolio accounting fees                                1,282          149          143
   Registration fees                                                      2,781           82           81
   Professional fees                                                         69           11           14
   Shareholder reports                                                    1,917           43           16
   Trustees' fees                                                            44            9            9
   Proxy fees                                                             2,921          173          154
   Other expenses                                                           227           21           21
                                                                     ----------      -------      -------
                                                                        156,403       10,868       10,446
Less: expenses reduced (see Note 4)                                      (9,951)      (1,103)      (2,281)
                                                                     ----------      -------      -------
     Net expenses incurred by fund                                      146,452        9,765        8,165
                                                                     ----------      -------      -------
Net investment income                                                 1,039,930       67,304       61,636
Net realized gain (loss) on investments sold                                 --           (6)         130
                                                                     ----------      -------      -------
Increase in net assets resulting from operations                     $1,039,930      $67,298      $61,766
                                                                     ==========      =======      =======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                            Schwab                      Schwab                     Schwab
                                                       Money Market Fund        Government Money Fund     U.S. Treasury Money Fund
                                                 ----------------------------  ------------------------  --------------------------
                                                  Six months                    Six months                Six months
                                                    ended            Year         ended        Year         ended         Year
                                                   06/30/00         ended        06/30/00      ended       06/30/00       ended
                                                  (Unaudited)      12/31/99    (Unaudited)    12/31/99    (Unaudited)    12/31/99
                                                 -------------  -------------  -----------  -----------  ------------   -----------
Operations:
   Net investment income                         $   1,039,930  $   1,456,752  $    67,304  $   103,912  $     61,636   $    95,582
   Net realized gain (loss) on
    investments sold                                        --              2           (6)        (169)          130          (243)
                                                 -------------  -------------  -----------  -----------  ------------   -----------
   Increase in net assets
    resulting from operations                        1,039,930      1,456,754       67,298      103,743        61,766        95,339
                                                 -------------  -------------  -----------  -----------  ------------   -----------
Dividends to shareholders from
   net investment income
   (see Note 2):                                    (1,039,930)    (1,456,752)     (67,304)    (103,912)      (61,636)      (95,582)
                                                 -------------  -------------  -----------  -----------  ------------   -----------
Capital share transactions
   (at $1.00 per share):
     Proceeds from shares sold                     103,523,819    138,436,982    5,146,993    7,964,015     4,892,363     7,589,276
     Net asset value of shares
      issued in reinvestment
      of dividends                                     925,857      1,575,675       60,464      114,148        55,263       104,530
     Payments for shares
      redeemed                                    (101,810,308)  (131,353,391)  (5,262,483)  (7,740,303)   (5,152,737)   (7,232,645)
                                                 -------------  -------------  -----------  -----------  ------------   -----------
     Increase (decrease) in net
      assets from capital
      share transactions                             2,639,368      8,659,266      (55,026)     337,860      (205,111)      461,161
                                                 -------------  -------------  -----------  -----------  ------------   -----------
Total increase (decrease)
 in net assets                                       2,639,368      8,659,268      (55,032)     337,691      (204,981)      460,918
Net assets:
   Beginning of period                              36,098,736     27,439,468    2,545,142    2,207,451     2,591,748     2,130,830
                                                 -------------  -------------  -----------  -----------  ------------   -----------
   End of period                                 $  38,738,104  $  36,098,736  $ 2,490,110  $ 2,545,142  $  2,386,767   $ 2,591,748
                                                 =============  =============  ===========  ===========  ============   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FISCAL PERIOD ENDED 12/31                                    2000(1)        1999        1998         1997        1996        1995

PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.03           0.05        0.05         0.05        0.05        0.05
                                                      ---------------------------------------------------------------------------
   Total from investment operations                          0.03           0.05        0.05         0.05        0.05        0.05
Less distributions:
   Dividends from net investment income                     (0.03)         (0.05)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
   Total distributions                                      (0.03)         (0.05)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Total return (%)                                             2.73(2)        4.64        4.99         5.04        4.91        5.41

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.75(3,4)      0.75        0.75         0.75        0.75        0.75
Expense reductions reflected in above ratio                  0.05(3)        0.09        0.11         0.12        0.14        0.15
Ratio of net investment income to average net assets         5.43(3)        4.56        4.87         4.93        4.80        5.27
Net assets, end of period ($ X 1,000)                  38,738,104     36,098,736  27,439,468   21,421,437  18,083,671  14,010,387

                                                                                Schwab Government Money Fund

FISCAL PERIOD ENDED 12/31                                    2000(1)        1999        1998         1997        1996        1995
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.03           0.04        0.05         0.05        0.05        0.05
                                                      ---------------------------------------------------------------------------
   Total from investment operations                          0.03           0.04        0.05         0.05        0.05        0.05
Less distributions:
   Dividends from net investment income                     (0.03)         (0.04)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
   Total distributions                                      (0.03)         (0.04)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Total return (%)                                             2.65(2)        4.50        4.88         4.95        4.83        5.34

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.75(3,5)      0.75        0.75         0.75        0.75        0.75
Expense reductions reflected in above ratio                  0.09(3)        0.10        0.17         0.17        0.17        0.17
Ratio of net investment income to average net assets         5.26(3)        4.42        4.76         4.84        4.73        5.21
Net assets, end of period ($ X 1,000)                   2,490,110      2,545,142   2,207,451    1,981,926   1,986,862   1,884,569

(1) For the six months ended June 30, 2000 (Unaudited).
(2) Not annualized.
(3) Annualized.
(4) Would have been 0.77% if certain non-routine expenses (proxy fees) had been included.
(5) Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              Schwab U.S. Treasury Money Fund

FISCAL PERIOD ENDED 12/31                                    2000(1)        1999        1998         1997        1996        1995
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.02           0.04        0.05         0.05        0.05        0.05
                                                      ---------------------------------------------------------------------------
   Total from investment operations                          0.02           0.04        0.05         0.05        0.05        0.05
Less distributions:
   Dividends from net investment income                     (0.02)         (0.04)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
   Total distributions                                      (0.02)         (0.04)      (0.05)       (0.05)      (0.05)      (0.05)
                                                      ---------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             1.00           1.00        1.00         1.00        1.00        1.00
                                                      ---------------------------------------------------------------------------
Total return (%)                                             2.51(2)        4.25        4.69         4.85        4.77        5.25

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.65(3,4)      0.65        0.65         0.65        0.65        0.65
Expense reductions reflected in above ratio                  0.19(3)        0.21        0.26         0.28        0.29        0.31
Ratio of net investment income to average net assets         5.00(3)        4.18        4.58         4.75        4.67        5.11
Net assets, end of period ($ X 1,000)                   2,386,767      2,591,748   2,130,830    1,765,445   1,421,672   1,193,689


(1) For the six months ended June 30, 2000 (Unaudited).
(2) Not annualized.
(3) Annualized.
(4) Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 2000  (Unaudited)
(All dollar  amounts are in thousands unless otherwise noted.)

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the three funds described above, the trust also offers the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK), and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with a fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                         Schwab       Schwab          Schwab
                                         Money      Government    U.S. Treasury
                                      Market Fund   Money Fund     Money Fund
                                      -----------   ----------    -------------
   Expiring in:
   ------------
   12/31/01                                $ --        $ 53           $   28
   12/31/02                                   2          74               23
   12/31/03                                 118         161               49
   12/31/04                                  --         162              113
   12/31/05                                  --         226              137
   12/31/06                                  --         119               89
   12/31/07                                  49         189              575
                                           ----        ----           ------
     Total capital loss carryforwards      $169        $984           $1,014
                                           ====        ====           ======

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such assets in excess of $1 billion to $10 billion, 0.32% on such assets in excess of $10 billion to $20 billion, and 0.30% on such assets in excess of $20 billion. Prior to April 30, 1999, the Schwab Money Market Fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. Prior to April 30, 1999, the Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each paid an annual fee, payable monthly, of 0.46% on the first $1 billion of each fund's average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six month period ended June 30, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of each fund's average daily net assets for transfer agency services and 0.20% of such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the six month period ended June 30, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees aggregating $62 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Funds' total operating expenses will not exceed 0.75%, 0.75% and 0.65%, respectively, of each fund's average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

For the six month period ended June 30, 2000, the total of such fees reduced by the investment adviser were $9,951, $1,103 and $2,281 for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, respectively.

PROXY VOTING RESULTS


A special meeting of the shareholders of The Charles Schwab Family of Funds was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                          NUMBER OF             NUMBER OF
                                      SHARES VOTED FOR       SHARES WITHHELD
                                     ------------------      ---------------
         Charles R. Schwab             36,999,629,179         9,264,278,586
         Mariann Byerwalter            36,952,086,682         9,311,821,083
         Jeremiah H. Chafkin           36,969,722,337         9,294,185,428
         Donald F. Dorward             36,945,789,881         9,318,117,884
         William A. Hasler             36,978,892,818         9,285,014,947
         Robert G. Holmes              36,967,612,764         9,296,295,001
         Steven L. Scheid              36,989,702,307         9,274,205,458
         Gerald B. Smith               36,981,495,311         9,282,412,454
         Donald R. Stephens            36,986,833,556         9,277,074,209
         Michael W. Wilsey             36,981,483,423         9,282,424,342

PROPOSAL 2A

To approve the elimination of the fundamental policy which makes all fund policies fundamental. This allows each fund to adopt non-fundamental policies, which the Board of Trustees could take appropriate and timely action to amend as necessary, without the expense and delay associated with a shareholder meeting.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 13,954,022,383
         Against                                                491,420,583
         Abstain (includes broker non-votes)                  4,915,051,923

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                  1,038,052,671
         Against                                                 62,733,595
         Abstain (includes broker non-votes)                    218,813,366

PROPOSAL 2B

To approve changes to restrictions regarding the maturity of fund investments.

SCHWAB MONEY MARKET FUND

                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 13,983,486,763
         Against                                                463,988,789
         Abstain (includes broker non-votes)                  4,913,019,337

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                  1,042,571,889
         Against                                                 59,067,247
         Abstain (includes broker non-votes)                    217,960,496

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                    944,691,945
         Against                                                 76,797,800
         Abstain (includes broker non-votes)                    222,085,279

PROPOSAL 2CI

To approve changes to restrictions regarding borrowing.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 13,838,366,226
         Against                                                604,209,248
         Abstain (includes broker non-votes)                  4,917,919,415

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                  1,031,435,956
         Against                                                 69,064,572
         Abstain (includes broker non-votes)                    219,099,104

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                    928,488,752
         Against                                                 92,846,717
         Abstain (includes broker non-votes)                    222,239,555

PROPOSAL 2CII

To approve changes to restrictions regarding lending.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 13,840,766,217
         Against                                                599,097,012
         Abstain (includes broker non-votes)                  4,920,631,660

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                  1,030,509,892
         Against                                                 69,846,901
         Abstain (includes broker non-votes)                    219,242,839

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                    931,988,517
         Against                                                 89,446,772
         Abstain (includes broker non-votes)                    222,139,735

PROPOSAL 2CIII

To approve changes to restrictions regarding the issuance of senior securities and pledging, mortgaging or hypothecating fund assets.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 13,895,300,905
         Against                                                543,800,977
         Abstain (includes broker non-votes)                  4,921,393,007

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,034,276,572
         Against                                                65,834,534
         Abstain (includes broker non-votes)                   219,488,526

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   936,807,034
         Against                                                84,091,915
         Abstain (includes broker non-votes)                   222,676,075

PROPOSAL 2D

To approve changes to restrictions regarding diversification.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,930,917,947
         Against                                               523,752,829
         Abstain (includes broker non-votes)                 4,905,824,113

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,038,813,523
         Against                                                62,258,507
         Abstain (includes broker non-votes)                   218,527,602

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   938,104,010
         Against                                                83,054,321
         Abstain (includes broker non-votes)                   222,416,693

PROPOSAL 2E

To approve changes to restrictions regarding investments in "unseasoned issuers".

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,788,323,064
         Against                                               649,999,572
         Abstain (includes broker non-votes)                 4,922,172,253

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,026,843,315
         Against                                                72,537,256
         Abstain (includes broker non-votes)                   220,219,061

PROPOSAL 2F

To approve changes to restrictions regarding investments in restricted or illiquid securities.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,811,867,937
         Against                                               625,575,079
         Abstain (includes broker non-votes)                 4,923,051,873

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,027,842,345
         Against                                                72,386,680
         Abstain (includes broker non-votes)                   219,370,607

PROPOSAL 2G

To approve changes to restrictions regarding investments in securities of other investment companies.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,874,563,637
         Against                                               560,036,949
         Abstain (includes broker non-votes)                 4,925,894,303

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,032,126,945
         Against                                                67,901,651
         Abstain (includes broker non-votes)                   219,571,036

PROPOSAL 2H

To approve changes to restrictions regarding the beneficial ownership of securities by fund officers and trustees.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,961,999,783
         Against                                               529,526,029
         Abstain (includes broker non-votes)                 4,868,969,077

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,034,285,065
         Against                                                65,497,647
         Abstain (includes broker non-votes)                   219,816,920

PROPOSAL 2I

To approve changes to restrictions regarding industry concentration.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,952,578,924
         Against                                               541,545,998
         Abstain (includes broker non-votes)                 4,866,369,967

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,035,603,561
         Against                                                64,899,013
         Abstain (includes broker non-votes)                   219,097,058

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   936,673,188
         Against                                                84,018,851
         Abstain (includes broker non-votes)                   222,882,985

PROPOSAL 2J

To approve changes to restrictions regarding investments in commodities, futures contracts and real estate.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,895,247,671
         Against                                               597,545,788
         Abstain (includes broker non-votes)                 4,867,701,430

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,030,005,510
         Against                                                70,388,169
         Abstain (includes broker non-votes)                   219,205,953

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   930,017,684
         Against                                                91,033,792
         Abstain (includes broker non-votes)                   222,523,548

PROPOSAL 2K

To approve changes to restrictions regarding the underwriting of securities.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,935,844,765
         Against                                               554,456,383
         Abstain (includes broker non-votes)                 4,870,193,741

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,034,679,868
         Against                                                64,581,814
         Abstain (includes broker non-votes)                   220,337,950

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   934,743,208
         Against                                                86,081,452
         Abstain (includes broker non-votes)                   222,750,364

PROPOSAL 2L

To approve changes to restrictions regarding control of an issuer.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,944,104,626
         Against                                               544,106,763
         Abstain (includes broker non-votes)                 4,872,283,500

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,035,445,970
         Against                                                64,496,968
         Abstain (includes broker non-votes)                   219,656,693

SCHWAB U.S. TREASURY MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                   940,835,998
         Against                                                79,512,538
         Abstain (includes broker non-votes)                   223,226,488

PROPOSAL 2M

To approve changes to restrictions regarding purchases of oil, gas, or mineral interests.

SCHWAB MONEY MARKET FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                            ---------------
         For                                                13,940,806,879
         Against                                               553,644,315
         Abstain (includes broker non-votes)                 4,866,043,695

SCHWAB GOVERNMENT MONEY FUND
                                                                NUMBER OF
                                                              SHARES VOTED
                                                             --------------
         For                                                 1,032,854,089
         Against                                                67,403,080
         Abstain (includes broker non-votes)                   219,342,463

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

SchwabFunds-Registered Trademark- offers a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Focus Funds:
 Communications Focus Fund
 Financial Services Focus Fund
 HealthCare Focus Fund
 Technology Focus Fund
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab Total Stock Market Index Fund-TM-
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Refer to page 3 of this report for more information.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

   INVESTMENT ADVISER
   Charles Schwab Investment Management, Inc.
   101 Montgomery Street, San Francisco, CA 94104

   DISTRIBUTOR
   Charles Schwab & Co., Inc.
   P.O. Box 7575, San Francisco, CA 94120-7575

   This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

   -C-2000 Charles Schwab & Co., Inc. All rights reserved.
   Member SIPC/NYSE.

   Printed on recycled paper. MKT3602-3 (8/00)

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
MUNICIPAL MONEY FUNDS





                         SEMIANNUAL REPORT
                               AND
                  AN IMPORTANT NOTICE REGARDING
                     DELIVERY OF SHAREHOLDER
                             DOCUMENTS





June 30, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your SchwabFunds-Registered Trademark- shareholder documents may be householded indefinitely unless you instruct us otherwise.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT
WWW.SCHWAB.COM/SCHWABFUNDS.

NOTIFICATION INSTRUCTIONS

If you would prefer that your SchwabFunds mailings not be householded, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
MUNICIPAL MONEY FUNDS

-- SCHWAB MUNICIPAL MONEY FUND

-- SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

-- SCHWAB NEW YORK MUNICIPAL MONEY FUND

-- SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

-- SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

-- SCHWAB FLORIDA MUNICIPAL MONEY FUND






Semiannual Report
June 30, 2000

SCHWAB MUNICIPAL MONEY FUNDS

We're pleased to bring you this semiannual report for the following funds (the funds) for the six-month period ended June 30, 2000:

  - Schwab Municipal Money Fund
  - Schwab California Municipal Money Fund
  - Schwab New York Municipal Money Fund
  - Schwab New Jersey Municipal Money Fund
  - Schwab Pennsylvania Municipal Money Fund
  - Schwab Florida Municipal Money Fund

During the reporting period, the funds continued to provide competitive money market returns, combined with stability of capital and liquidity.(1)

Three of the funds--the Schwab Municipal Money Fund, the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund--offer two classes of shares, Sweep Shares and Value Advantage Shares, which are both presented in this report. These two share classes were designed for different purposes, as explained on page 3. Depending on your cash needs and investment profile, either or both classes of the funds may have a place in your investment plan.

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
What Money Fund Investors Should Know       2
---------------------------------------------
Market Overview                             5
---------------------------------------------
Portfolio Management                        9
---------------------------------------------
Schwab Municipal Money Fund                10
---------------------------------------------
Schwab California Municipal Money Fund     11
---------------------------------------------
Schwab New York Municipal Money Fund       12
---------------------------------------------
Schwab New Jersey Municipal Money Fund     13
---------------------------------------------
Schwab Pennsylvania Municipal Money Fund   14
---------------------------------------------
Schwab Florida Municipal Money Fund        15
---------------------------------------------
Fund Discussion                            16
---------------------------------------------
Glossary of Terms                          20
---------------------------------------------
Portfolio Highlights                       21
---------------------------------------------
Financial Statements and Notes             24
---------------------------------------------

(1)Income may be subject to the federal alternative minimum tax (AMT) and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely cash equivalents, bonds and stocks. With its broad range of funds, SchwabFunds-Registered Trademark- can help form the foundation of a diversified investment plan. Our asset allocation funds can even provide diversification within a single fund.

We recently added four new sector funds, the Schwab Focus Funds, to our SchwabFunds offering. Each invests in a group of industries within a specific sector--Communications, Financial Services, Healthcare and Technology--and can be an effective complement to individual stock investing. Each Focus Fund concentrates its investing in companies in a specific sector and may involve a greater degree of risk than an investment in mutual funds with greater diversification. For more information on the Schwab Focus Funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For our part, we at SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 2000

WHAT MONEY FUND INVESTORS SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund helps to reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

Don't forget, however, that diversification across your portfolio is just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long-term than other asset classes, such as bonds or cash, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds, money market securities or funds, and cash in their portfolio.

CHOOSING A MONEY MARKET FUND

Some investors may believe that there is no good reason to shop around for a money market fund. This may be partially due to the fact that 20 years ago, practically the only feature that differentiated one money market fund from another was whether it allowed investors to write checks against it. Today, investors can choose from a wide variety of options and features offered by the more than 1,000 money market funds currently available.(1)

You can help assure that you've chosen the right money market fund by considering the role it will play in your investment portfolio. Here are some factors to consider when making or reviewing your money market fund choice.

EXPENSES: Because expenses are one of the key determining factors in a money market fund's performance, investors are wise to seek out funds with low operating expense ratios. Also, beware of those that have temporary expense waivers that waive expenses to zero, because expenses can't stay at zero forever, and fees will undoubtedly eventually rise.

Also consider 12b-1 fees, which some money market funds include in their expense ratios to pay for marketing costs. These fees can reduce yield, in some cases by a full percentage point. When comparing money market fund choices, you may want to avoid funds that carry these unnecessary fees.

YIELDS: Look for competitive yields, but don't stop there. Many institutions advertise their money market funds on the basis of yield.(2) Although getting a competitive yield is important, other features, such as convenient access to your investment, also are important considerations. Furthermore, stretching for an additional 10 or 20 basis points in yield (0.10% to 0.20%) may not be worth the time, effort or added risk. For example, a $10,000 investment in a money fund that yields 0.10% more amounts to only an additional $10 over a one-year period.

SWEEP FEATURES: If you're looking for a convenient way to link your money market fund with your brokerage account, consider an account that has a "sweep" feature. Accounts with this feature automatically "sweep" uninvested cash into the fund you select as your primary money fund. The upshot: It keeps cash working. In addition, shares of your fund will be redeemed automatically to cover investment purchases and other debits in your account. This convenience may be well worth the small additional cost.

LARGER CASH BALANCES: You may earn higher yields for larger cash balances. If you don't need frequent access to the money in your money market fund, consider one designed to pay higher yields for larger cash balances. These funds typically have higher minimum balance requirements and transaction policies designed to minimize fund operating expenses, and may be able to post higher yields, all else being equal.

TAXES: Don't forget to consider your tax situation. If you're in a high tax bracket, investing in tax-free or municipal money market funds may help take a bite out of your tax bill.(3) And, if you live in a state with a high personal state income tax, you may be best served by choosing a state-specific tax-free fund that provides income free from federal, state and, in some cases, local income taxes.(3)

(1) An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

(2) Yields may vary.

(3) This may not be true for investors subject to the federal alternative minimum tax (AMT); consult your tax advisor.

SCHWAB MONEY FUNDS

Schwab offers two types of money funds--Sweep Investments-TM- and Value Advantage Investments-Registered Trademark-. Both include funds that offer taxable and tax-free income. Depending on the role that cash and cash-equivalent investments play in your investment plan, either or both may have a place in your investment portfolio.

SWEEP INVESTMENTS are designed for your cash balances requiring frequent access. These funds can be linked to your Schwab account to serve as a primary sweep money fund. That means uninvested cash in your Schwab brokerage account is automatically swept in and out of the fund, based on transactions in your account and the terms and conditions of your account agreement.

VALUE ADVANTAGE INVESTMENTS are designed for your larger cash balances that don't require frequent access. Value Advantage Investments have higher minimum initial and ongoing balance requirements than Sweep Investments. These requirements, along with policies designed to discourage frequent transactions, can help minimize fund expenses--which in turn can mean higher returns for investors. Value Advantage Investments cannot be linked to your Schwab account to serve as your primary sweep fund.

Schwab offers a variety of money funds. If you are selecting from among them, you should consider your attitude toward risk and return, as well as your income tax bracket.

SCHWAB TAXABLE MONEY FUNDS

SCHWAB MONEY MARKET FUND A high-quality money fund for investors interested in the potential for high money market yields.

SCHWAB VALUE ADVANTAGE MONEY FUND-REGISTERED TRADEMARK- A high-quality money fund designed for larger cash balances that don't require frequent access.

SCHWAB GOVERNMENT MONEY FUND Designed for investors who want current money market yields along with the added margin of safety provided by a portfolio of U.S. government securities and repurchase agreements.

SCHWAB U.S. TREASURY MONEY FUND Of all the money funds offered by Schwab, this one seeks to provide the highest degree of safety. The fund invests exclusively in U.S. Treasury securities and other investments that are backed by the full faith and credit of the U.S. government. What's more, income from the fund is generally free from state and local income taxes.

SCHWAB MUNICIPAL MONEY FUNDS(1)

SCHWAB MUNICIPAL MONEY FUND A high-quality municipal money fund that seeks to provide income that is free from federal income tax.

SCHWAB STATE-SPECIFIC MUNICIPAL MONEY FUNDS Each of these funds is designed for taxpayers of a particular state and seeks to provide income that is exempt from federal, state and, in some cases, local income taxes. The Schwab Florida Municipal Money Fund also seeks to have its shares exempt from the Florida Intangible Tax.

  - Schwab California Municipal Money Fund

  - Schwab New York Municipal Money Fund

  - Schwab New Jersey Municipal Money Fund

  - Schwab Pennsylvania Municipal Money Fund

  - Schwab Florida Municipal Money Fund

(1) Income may be subject to the federal alternative minimum tax (AMT), and income from the Schwab Municipal Money Fund may be subject to state and local income taxes.

The table below presents the various money fund choices available at Schwab.

                                                                                    VALUE ADVANTAGE
               TAXABLE MONEY FUNDS                  SWEEP INVESTMENTS-TM-  INVESTMENTS-REGISTERED TRADEMARK-
------------------------------------------------------------------------------------------------------------
Schwab Money Market Fund                                  -
------------------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund--Investor Shares                                  -
------------------------------------------------------------------------------------------------------------
Schwab Government Money Fund                              -
------------------------------------------------------------------------------------------------------------
Schwab U.S. Treasury Money Fund                           -
------------------------------------------------------------------------------------------------------------

                  MUNICIPAL MONEY FUNDS
------------------------------------------------------------------------------------------------------------
Schwab Municipal Money Fund                                     -                    -
------------------------------------------------------------------------------------------------------------
Schwab California Municipal Money Fund                          -                    -
------------------------------------------------------------------------------------------------------------
Schwab New York Municipal Money Fund                            -                    -
------------------------------------------------------------------------------------------------------------
Schwab New Jersey Municipal Money Fund                          -
------------------------------------------------------------------------------------------------------------
Schwab Pennsylvania Municipal Money Fund                        -
------------------------------------------------------------------------------------------------------------
Schwab Florida Municipal Money Fund                             -
------------------------------------------------------------------------------------------------------------

If you would like more information on any of these funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

WE MAKE IT EASY TO INVEST

We make it easy and convenient to invest in SchwabFunds-Registered Trademark-.

You can invest through our Web site at www.schwab.com or through our automated touch-tone telephone service, TeleBroker by calling 800-272-4922. Or, you can visit any of our more than 350 nationwide branches.

Schwab MoneyLink-Registered Trademark- lets you transfer money electronically, safely and easily between your Schwab account and your accounts at other financial institutions--at regularly scheduled intervals or upon request. For more information on MoneyLink, call 800-435-4000.

 KEEPING YOU INFORMED

 One of our top priorities at Charles Schwab is to keep you informed about your investments and potential opportunities in the marketplace. A wealth of current information about our investment philosophy and funds, including performance updates, can be found at our Web site: www.schwab.com/schwabfunds

MARKET OVERVIEW

U.S. ECONOMIC GROWTH REMAINS STRONG

April 2000 marked the beginning of the tenth year of the current economic expansion, the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. These rates are considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector, have been the principal factors driving this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                         5.00%
Q2 1990                                                         1.00%
Q3 1990                                                        -0.60%
Q4 1990                                                        -3.00%
Q1 1991                                                        -1.70%
Q2 1991                                                         2.60%
Q3 1991                                                         1.30%
Q4 1991                                                         2.50%
Q1 1992                                                         4.30%
Q2 1992                                                         4.00%
Q3 1992                                                         3.10%
Q4 1992                                                         5.20%
Q1 1993                                                        -0.70%
Q2 1993                                                         2.10%
Q3 1993                                                         1.50%
Q4 1993                                                         6.00%
Q1 1994                                                         3.60%
Q2 1994                                                         5.70%
Q3 1994                                                         2.20%
Q4 1994                                                         5.10%
Q1 1995                                                         1.50%
Q2 1995                                                         0.80%
Q3 1995                                                         3.20%
Q4 1995                                                         3.30%
Q1 1996                                                         2.90%
Q2 1996                                                         6.90%
Q3 1996                                                         2.20%
Q4 1996                                                         4.90%
Q1 1997                                                         4.90%
Q2 1997                                                         5.10%
Q3 1997                                                         4.00%
Q4 1997                                                         3.10%
Q1 1998                                                         6.70%
Q2 1998                                                         2.10%
Q3 1998                                                         3.80%
Q4 1998                                                         5.90%
Q1 1999                                                         3.70%
Q2 1999                                                         1.90%
Q3 1999                                                         5.70%
Q4 1999                                                         7.30%
Q1 2000                                                         4.80%
Q2 2000                                                         5.20%
Source: BLOOMBERG L.P.

Looking ahead, the availability of scarce labor resources and domestic consumers' responses to continued market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Fed has raised the federal funds rate a total of 1.75% since June 1999.

Although preliminary signs may indicate a second half slowdown in the vigorous growth rate of the economy, opinions vary with regard to future federal funds rate increases. Most economists do agree, however, that the U.S. economy appears poised for continued strong growth in 2000, albeit at lower rates than experienced in the first half.

UNEMPLOYMENT CONTINUES TO BE VERY LOW

As employment growth continues to exceed population growth, the unemployment rate remains very low. In fact, the 3.9% rate for April 2000 represented the lowest level in 30 years. Labor markets continue to be extremely tight in many areas of the country, reflecting a shrinking pool of available workers.

Another closely watched metric, the labor force participation rate, which measures the employment population as a percentage of the total population, is at a post-war high. While growth in the labor force has recently declined, the Fed has expressed its concern that continued tight labor markets and the related increases in wages may put further pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
Jan-00                                    4.0%
Feb-00                                    4.1%
Mar-00                                    4.1%
Apr-00                                    3.9%
May-00                                    4.1%
Jun-00                                    4.0%
Source: BLOOMBERG L.P.

INFLATION REMAINS CONTAINED, BUT CONCERNS EMERGE

Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. CPI's core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            EMPLOYMENT COST INDEX         CONSUMER PRICE INDEX
                MEASURES OF INFLATION                   12 - MONTH CHANGE (QUARTERLY)  12 - MONTH CHANGE (MONTHLY)
Jan-90                                                                           5.5%                         5.2%
Feb-90                                                                           5.5%                         5.3%
Mar-90                                                                           5.5%                         5.2%
Apr-90                                                                           5.4%                         4.7%
May-90                                                                           5.4%                         4.4%
Jun-90                                                                           5.4%                         4.7%
Jul-90                                                                           5.2%                         4.8%
Aug-90                                                                           5.2%                         5.6%
Sep-90                                                                           5.2%                         6.2%
Oct-90                                                                           4.9%                         6.3%
Nov-90                                                                           4.9%                         6.3%
Dec-90                                                                           4.9%                         6.1%
Jan-91                                                                           4.6%                         5.7%
Feb-91                                                                           4.6%                         5.3%
Mar-91                                                                           4.6%                         4.9%
Apr-91                                                                           4.6%                         4.9%
May-91                                                                           4.6%                         5.0%
Jun-91                                                                           4.6%                         4.7%
Jul-91                                                                           4.3%                         4.4%
Aug-91                                                                           4.3%                         3.8%
Sep-91                                                                           4.3%                         3.4%
Oct-91                                                                           4.3%                         2.9%
Nov-91                                                                           4.3%                         3.0%
Dec-91                                                                           4.3%                         3.1%
Jan-92                                                                           4.0%                         2.6%
Feb-92                                                                           4.0%                         2.8%
Mar-92                                                                           4.0%                         3.2%
Apr-92                                                                           3.6%                         3.2%
May-92                                                                           3.6%                         3.0%
Jun-92                                                                           3.6%                         3.1%
Jul-92                                                                           3.5%                         3.2%
Aug-92                                                                           3.5%                         3.1%
Sep-92                                                                           3.5%                         3.0%
Oct-92                                                                           3.5%                         3.2%
Nov-92                                                                           3.5%                         3.0%
Dec-92                                                                           3.5%                         2.9%
Jan-93                                                                           3.5%                         3.3%
Feb-93                                                                           3.5%                         3.2%
Mar-93                                                                           3.5%                         3.1%
Apr-93                                                                           3.6%                         3.2%
May-93                                                                           3.6%                         3.2%
Jun-93                                                                           3.6%                         3.0%
Jul-93                                                                           3.6%                         2.8%
Aug-93                                                                           3.6%                         2.8%
Sep-93                                                                           3.6%                         2.7%
Oct-93                                                                           3.5%                         2.8%
Nov-93                                                                           3.5%                         2.7%
Dec-93                                                                           3.5%                         2.7%
Jan-94                                                                           3.2%                         2.5%
Feb-94                                                                           3.2%                         2.5%
Mar-94                                                                           3.2%                         2.5%
Apr-94                                                                           3.2%                         2.4%
May-94                                                                           3.2%                         2.3%
Jun-94                                                                           3.2%                         2.5%
Jul-94                                                                           3.2%                         2.8%
Aug-94                                                                           3.2%                         2.9%
Sep-94                                                                           3.2%                         3.0%
Oct-94                                                                           3.0%                         2.6%
Nov-94                                                                           3.0%                         2.7%
Dec-94                                                                           3.0%                         2.7%
Jan-95                                                                           2.9%                         2.8%
Feb-95                                                                           2.9%                         2.9%
Mar-95                                                                           2.9%                         2.9%
Apr-95                                                                           2.9%                         3.1%
May-95                                                                           2.9%                         3.2%
Jun-95                                                                           2.9%                         3.0%
Jul-95                                                                           2.7%                         2.8%
Aug-95                                                                           2.7%                         2.6%
Sep-95                                                                           2.7%                         2.5%
Oct-95                                                                           2.7%                         2.8%
Nov-95                                                                           2.7%                         2.6%
Dec-95                                                                           2.7%                         2.5%
Jan-96                                                                           2.8%                         2.7%
Feb-96                                                                           2.8%                         2.7%
Mar-96                                                                           2.8%                         2.8%
Apr-96                                                                           2.9%                         2.9%
May-96                                                                           2.9%                         2.9%
Jun-96                                                                           2.9%                         2.8%
Jul-96                                                                           2.8%                         3.0%
Aug-96                                                                           2.8%                         2.9%
Sep-96                                                                           2.8%                         3.0%
Oct-96                                                                           2.9%                         3.0%
Nov-96                                                                           2.9%                         3.3%
Dec-96                                                                           2.9%                         3.3%
Jan-97                                                                           2.9%                         3.0%
Feb-97                                                                           2.9%                         3.0%
Mar-97                                                                           2.9%                         2.8%
Apr-97                                                                           2.8%                         2.5%
May-97                                                                           2.8%                         2.2%
Jun-97                                                                           2.8%                         2.3%
Jul-97                                                                           3.0%                         2.2%
Aug-97                                                                           3.0%                         2.2%
Sep-97                                                                           3.0%                         2.2%
Oct-97                                                                           3.3%                         2.1%
Nov-97                                                                           3.3%                         1.8%
Dec-97                                                                           3.3%                         1.7%
Jan-98                                                                           3.3%                         1.6%
Feb-98                                                                           3.3%                         1.4%
Mar-98                                                                           3.3%                         1.4%
Apr-98                                                                           3.5%                         1.4%
May-98                                                                           3.5%                         1.7%
Jun-98                                                                           3.5%                         1.7%
Jul-98                                                                           3.7%                         1.7%
Aug-98                                                                           3.7%                         1.6%
Sep-98                                                                           3.7%                         1.5%
Oct-98                                                                           3.4%                         1.5%
Nov-98                                                                           3.4%                         1.5%
Dec-98                                                                           3.4%                         1.6%
Jan-99                                                                           3.0%                         1.7%
Feb-99                                                                           3.0%                         1.6%
Mar-99                                                                           3.0%                         1.7%
Apr-99                                                                           3.2%                         2.3%
May-99                                                                           3.2%                         2.1%
Jun-99                                                                           3.2%                         2.0%
Jul-99                                                                           3.1%                         2.1%
Aug-99                                                                           3.1%                         2.3%
Sep-99                                                                           3.1%                         2.6%
Oct-99                                                                           3.4%                         2.6%
Nov-99                                                                           3.4%                         2.6%
Dec-99                                                                           3.4%                         2.7%
Jan-00                                                                           4.3%                         2.7%
Feb-00                                                                           4.3%                         3.2%
Mar-00                                                                           4.3%                         3.7%
Apr-00                                                                           4.4%                         3.0%
May-00                                                                           4.4%                         3.1%
Jun-00                                                                           4.4%                         3.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Wage inflation also exhibited a marked upward trend during the reporting period, as indicated by the Employment Cost Index (ECI). The ECI which measures the cost of employing workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay in both its communications and its actions (six federal funds rate increases since June 1999).

The Fed also has expressed concern that if labor markets continue to tighten, increases in wages may outpace productivity growth and place additional upward pressure on prices. Productivity growth becomes particularly critical in this environment as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

ASSET CLASS PERFORMANCE--SMALL-CAPS AND TECH STOCKS ARE VOLATILE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET CLASS PERFORMANCE    LEHMAN               RUSSELL 2000
                         AGGREGATE   MSCI-EAFE   SMALL-CAP    S&P 500
                         BOND INDEX    INDEX       INDEX       INDEX
1/7/00                       -0.06%     -4.56%        -3.23%   -1.89%
1/14/00                      -0.52%     -2.21%         0.60%   -0.28%
1/21/00                      -0.68%     -4.39%         5.82%   -1.90%
1/28/00                      -0.01%     -4.83%         0.05%   -7.42%
2/4/00                        0.12%     -2.85%         4.21%   -2.99%
2/11/00                      -0.17%     -2.30%         6.54%   -5.53%
2/18/00                       0.37%     -3.76%         8.26%   -8.32%
2/25/00                       1.02%     -3.01%        10.45%   -9.19%
3/3/00                        1.20%     -0.97%        18.72%   -3.92%
3/10/00                       1.00%     -0.99%        19.84%   -4.88%
3/17/00                       1.69%     -2.17%        14.09%   -0.15%
3/24/00                       1.57%     -0.25%        14.01%    4.14%
3/31/00                       2.20%     -0.40%         7.09%    2.27%
4/7/00                        3.02%     -1.40%         7.88%    3.48%
4/14/00                       2.95%     -4.85%        -9.80%   -7.42%
4/21/00                       2.85%     -5.64%        -4.23%   -2.10%
4/28/00                       1.90%     -5.73%         0.64%   -0.81%
5/5/00                        0.47%     -6.12%         1.98%   -2.16%
5/12/00                       0.34%     -7.08%        -2.33%   -2.95%
5/19/00                       0.54%    -10.41%        -4.56%   -3.91%
5/26/00                       1.64%     -9.93%        -8.97%   -5.89%
6/2/00                        2.83%     -3.95%         2.11%    1.04%
6/9/00                        3.15%     -4.10%         4.16%   -0.35%
6/16/00                       4.02%     -4.46%         2.37%    0.17%
6/23/00                       3.05%     -5.35%         1.75%   -1.40%
6/30/00                       3.99%     -4.06%         3.04%   -0.42%

COMPILED BY CHARLES SCHWAB & CO., INC.

As shown on the chart above, equity valuations, and particularly those of small-cap and technology stocks, exhibited extreme volatility during the reporting period.

The price/earnings (P/E) ratio for the NASDAQ 100 Index fell by 33% in just 14 trading days in March and

April. Remarkably, it still remained at levels above 100 even after this precipitous decline.

Small-cap stocks, as represented by the Russell 2000 Index, achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, produced a negative return of -0.42% for the same period.

Dampened by relatively weak foreign currencies, international stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.06% for the reporting period. Fixed income returns, on the other hand, were generally positive for the reporting period, reflecting a decline in intermediate and long-term interest rates. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month reporting period.

TREASURY BOND YIELDS--THE YIELD CURVE INVERTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10-YEAR AND FIVE-YEAR TREASURY BOND YIELDS  10-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/7/2000                                                          6.52%                          6.41%
1/14/2000                                                         6.68%                          6.58%
1/21/2000                                                         6.77%                          6.63%
1/28/2000                                                         6.66%                          6.66%
2/4/2000                                                          6.55%                          6.65%
2/11/2000                                                         6.60%                          6.70%
2/18/2000                                                         6.49%                          6.68%
2/25/2000                                                         6.33%                          6.47%
3/3/2000                                                          6.39%                          6.59%
3/10/2000                                                         6.38%                          6.60%
3/17/2000                                                         6.19%                          6.45%
3/24/2000                                                         6.19%                          6.50%
3/31/2000                                                         6.00%                          6.31%
4/7/2000                                                          5.58%                          6.18%
4/14/2000                                                         5.58%                          6.11%
4/21/2000                                                         5.99%                          6.24%
4/28/2000                                                         6.21%                          6.54%
5/5/2000                                                          6.51%                          6.76%
5/12/2000                                                         6.51%                          6.77%
5/19/2000                                                         6.49%                          6.70%
5/26/2000                                                         6.33%                          6.57%
6/2/2000                                                          6.15%                          6.37%
6/9/2000                                                          6.13%                          6.36%
6/16/2000                                                         5.97%                          6.18%
6/23/2000                                                         6.19%                          6.37%
6/30/2000                                                         6.03%                          6.19%
Source: BLOOMBERG L.P.

Treasury bond yields exhibited an unusual pattern during the reporting period. Yields on ten and 30-year treasury securities typically exceed those of five-year securities to compensate investors for the additional interest rate risk associated with longer duration securities. As shown in the graph above, however, this normal relationship reversed in January resulting in what is referred to as a negative yield curve.

This negative yield curve is a result of the accumulating budget surpluses, which are allowing the federal government to downsize its debt. The Treasury Department announced earlier this year that it plans to buy back $30 billion in debt in 2000 starting with longer-dated maturities since those payments carry the steepest interest payment. The anticipated reduction in supply resulting from this buyback program, as well as scaled back issuance, bid up the price of the longer-term securities and correspondingly reduced their yields during the reporting period.

SHORT-TERM INTEREST RATE ON THE RISE

Short-term interest rates increased during the reporting period, due to a combination of a robust U.S. economy and the Fed's actions to increase the federal funds rate from 5.5% at the beginning of the reporting period (January 1, 2000) to 6.5% by the end of the reporting period (June 30, 2000).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      90-DAY COMMERCIAL PAPER          THREE-MONTH        90-DAY
AND THREE-MONTH TREASURY BILL YIELDS  TREASURY BILL  COMMERCIAL PAPER
1/7/2000                                      5.38%             5.66%
1/14/2000                                     5.40%             5.71%
1/21/2000                                     5.46%             5.77%
1/28/2000                                     5.62%             5.79%
2/4/2000                                      5.66%             5.85%
2/11/2000                                     5.63%             5.86%
2/18/2000                                     5.75%             5.86%
2/25/2000                                     5.77%             5.88%
3/3/2000                                      5.82%             5.89%
3/10/2000                                     5.89%             5.91%
3/17/2000                                     5.87%             6.00%
3/24/2000                                     5.90%             6.05%
3/31/2000                                     5.87%             6.09%
4/7/2000                                      5.89%             6.09%
4/14/2000                                     5.78%             6.08%
4/21/2000                                     5.80%             6.12%
4/28/2000                                     5.83%             6.17%
5/5/2000                                      5.97%             6.41%
5/12/2000                                     6.13%             6.54%
5/19/2000                                     5.87%             6.59%
5/26/2000                                     5.83%             6.61%
6/2/2000                                      5.87%             6.62%
6/9/2000                                      5.91%             6.57%
6/16/2000                                     5.83%             6.57%
6/23/2000                                     5.84%             6.57%
6/30/2000                                     5.85%             6.58%
Source: BLOOMBERG L.P.

Short-term municipal rates climbed in tandem with short-term taxable yields, due to the Fed's aggressive rate hikes.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         90-DAY MUNICIPAL COMMERCIAL
                                PAPER YIELDS
1/7/2000                                       3.60%
1/14/2000                                      3.60%
1/21/2000                                      3.60%
1/28/2000                                      3.60%
2/4/2000                                       3.70%
2/11/2000                                      3.70%
2/18/2000                                      3.70%
2/25/2000                                      3.90%
3/3/2000                                       3.90%
3/10/2000                                      4.00%
3/17/2000                                      4.00%
3/24/2000                                      4.00%
3/31/2000                                      4.10%
4/7/2000                                       4.00%
4/14/2000                                      4.00%
4/21/2000                                      4.25%
4/28/2000                                      4.40%
5/5/2000                                       4.60%
5/12/2000                                      4.75%
5/19/2000                                      4.45%
5/26/2000                                      4.50%
6/2/2000                                       4.38%
6/9/2000                                       4.30%
6/16/2000                                      4.30%
6/23/2000                                      4.40%
6/30/2000                                      4.50%
Source: BLOOMBERG L.P.

  THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the funds' portfolios. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

WALTER BEVERIDGE--portfolio manager, has managed the Schwab Municipal Money Fund since April 1992, when he joined CSIM; the Schwab Pennsylvania Municipal Money Fund since its inception in February 1998; and the Schwab Florida Municipal Money Fund since its inception in March 1998. Walter also managed the Schwab California Municipal Money Fund from April 1992 through November 1997 and the Schwab New York Municipal Money Fund from February 1995 through November 1997. Prior to joining CSIM, Walter was a portfolio manager for the Benham Group.

CHARLES SOULIS--portfolio manager, has managed the Schwab California Municipal Money Fund and the Schwab New York Municipal Money Fund since he joined CSIM in December 1997, and the Schwab New Jersey Municipal Money Fund since its inception in February 1998. Prior to joining CSIM, Charles was a portfolio manager for Wells Capital Management.

SCHWAB MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Current Yield                                 3.85%                4.06%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.92%                4.14%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.49%                6.85%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal tax-exempt income paid by the Schwab Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.40%                0.77%
--------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum federal regular income tax rate of 39.60%.

(3) Income may be subject to state and local taxes and the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier retail category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab Municipal Money Fund invests in high-quality, municipal money market securities from state issuers around the country and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000, and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              58.1%
Tender Option Bonds                    13.9%
Tax-Exempt Commercial Paper             7.7%
Put Bonds                               6.8%
Anticipation Notes                      6.6%
Revenue Bonds                           5.8%
Other                                   1.1%

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Current Yield                                 3.37%                3.57%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.43%                3.64%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.26%                6.64%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and California tax-exempt income paid by the Schwab California Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.20%                0.59%
--------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and California state personal income tax rate of 45.22%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier retail category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab California Municipal Money Fund invests in high-quality money market securities from California issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              40.9%
Tax-Exempt Commercial Paper            21.9%
Anticipation Notes                     16.6%
Tender Option Bonds                    10.7%
Revenue Bonds                           8.4%
Other                                   1.5%

SCHWAB NEW YORK MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Seven-Day Current Yield                                 3.62%                3.86%
--------------------------------------------------------------------------------------------
Seven-Day Effective Yield                               3.68%                3.93%
--------------------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.82%                7.28%
--------------------------------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New York state and New York local tax-exempt income paid by the Schwab New York Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figures below illustrate the yield advantage on a taxable-equivalent basis for both classes of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES    VALUE ADVANTAGE SHARES
--------------------------------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.74%                1.19%
--------------------------------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and New York state and New York City personal income tax rate of 46.02%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier retail category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab New York Municipal Money Fund invests in high-quality money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              28.1%
Tender Option Bonds                    24.6%
Revenue Bonds                          16.0%
Tax-Exempt Commercial Paper            15.6%
Anticipation Notes                     10.2%
General Obligations                     3.4%
Put Bonds                               2.1%

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES
------------------------------------------------------------------
Seven-Day Current Yield                                 3.65%
------------------------------------------------------------------
Seven-Day Effective Yield                               3.71%
------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.56%
------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and New Jersey tax-exempt income paid by the Schwab New Jersey Municipal Money Fund may provide you with higher yields than those of taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds.(4)

                                                     SWEEP SHARES
------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.51%
------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and New Jersey state personal income tax rate of 43.45%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier retail category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab New Jersey Municipal Money Fund invests in high-quality money market securities from New Jersey issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              37.6%
Tender Option Bonds                    28.9%
Anticipation Notes                     19.8%
Revenue Bonds                           7.8%
General Obligations                     4.5%
Tax-Exempt Commercial Paper             1.4%

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES
------------------------------------------------------------------
Seven-Day Current Yield                                 3.83%
------------------------------------------------------------------
Seven-Day Effective Yield                               3.91%
------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.66%
------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the federal and Pennsylvania tax-exempt income paid by the Schwab Pennsylvania Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds:(4)

                                                     SWEEP SHARES
------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.55%
------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum combined federal regular income and Pennsylvania state personal income tax rate of 41.29%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier retail category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab Pennsylvania Municipal Money Fund invests in high-quality money market securities from Pennsylvania issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              48.6%
Tender Option Bonds                    23.6%
General Obligations                    16.8%
Revenue Bonds                           5.9%
Tax-Exempt Commercial Paper             5.1%

SCHWAB FLORIDA MUNICIPAL MONEY FUND

YIELD SUMMARY AS OF 6/30/00(1)

                                                     SWEEP SHARES
------------------------------------------------------------------
Seven-Day Current Yield                                 3.92%
------------------------------------------------------------------
Seven-Day Effective Yield                               4.00%
------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield(2)         6.62%
------------------------------------------------------------------

THE OPPORTUNITY FOR HIGHER AFTER-TAX YIELDS

If you're in a high tax bracket, the tax-exempt income paid by the Schwab Florida Municipal Money Fund may provide you with higher yields than taxable money funds on a taxable-equivalent basis.(3) The figure below illustrates the yield advantage on a taxable-equivalent basis of the fund's shares compared to the average seven-day effective yield of 6.02% as of 6/27/00 for first-tier taxable money funds.(4) The fund also seeks to invest so that its shares are exempt from the Florida Intangible Tax.

                                                     SWEEP SHARES
------------------------------------------------------------------
Yield advantage over the average taxable money
 fund(5)                                                0.50%
------------------------------------------------------------------

Please remember that money market fund yields fluctuate and that past performance is no guarantee of future results.

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

(2) Taxable-equivalent yield assumes a 2000 maximum federal regular income tax rate of 39.60%.

(3) Income may be subject to the federal alternative minimum tax (AMT).

(4) Source: iMoneyNet, Inc.'s weekly average seven-day yield for the 298 funds in the first-tier category of taxable money funds as of 6/27/00.

(5) Represents seven-day period ended 6/27/00, the last day of the reporting period for which iMoneyNet, Inc. data was available. This yield advantage relationship was not consistent throughout the reporting period.

PORTFOLIO COMPOSITION

The Schwab Florida Municipal Money Fund invests in high-quality money market securities from Florida issuers and from municipal agencies, U.S. territories and possessions. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000 and is not indicative of its holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
Variable Rate Obligations              47.9%
Tax-Exempt Commercial Paper            10.3%
Revenue Bonds                           8.8%
Tender Option Bonds                    18.3%
General Obligations                     5.3%
Anticipation Notes                      5.2%
Other                                   4.2%

FUND DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. CAN YOU DESCRIBE THE SHORT-TERM INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

A. Short-term interest rates increased during the reporting period, as a result of the strength of the U.S. economy and actions taken by the Federal Reserve
(Fed) to slow the pace of the economy and stem inflationary pressures. During the reporting period, the U.S. economy continued to grow rapidly, in spite of six separate interest rate hikes imposed by the Fed over the past year. Also, strong employment and record high equity values stimulated consumer spending, a key factor fueling the economy. Finally, gross domestic product (GDP) advanced strongly at a 5.0% annualized growth rate for the six month period ended June 30, 2000. As a result, the Fed has expressed concern that if the present rate of growth continues, inflationary pressures could derail nine and a half years of economic expansion.

Thus, in the first half of the reporting period, the Fed adhered to a gradual approach to slowing down the economy by raising the federal funds rate by 0.25% in both February and March 2000. When April's unemployment rate declined to 3.9%, the lowest level in 30 years, the Fed abandoned its gradual approach and raised the federal funds rate by 0.50% in May. This increase lifted the federal funds rate to 6.5%, its highest level since 1991.

Short-term municipal rates climbed in tandem with short-term taxable yields, due to the Fed's aggressive rate hikes. In April and May, lower demand for short-term municipal securities intensified interest rate increases as investors redeemed shares to meet personal income tax obligations. The yield of the Bond Market Association Index, a weekly index of demand note rates, advanced from 3.54% on April 5, 2000 to 5.84% on May 10, 2000. Rates on municipal variable rate securities fell during the remainder of the reporting period, as demand for short-term municipal securities resumed and the Fed left short-term rates unchanged at its June meeting.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED THE FUNDS' PORTFOLIOS IN RESPONSE TO CHANGES IN INTEREST RATES?

A. We managed the dollar-weighted average maturity (DWAM) for the portfolios in order to capitalize on the seasonal cycles typical of short-term municipal securities markets. At the end of December 1999, we extended the funds' maturities to lock in higher yields. This strategy enabled the funds to be insulated from depressed rates typical of demand notes as their rates are reset in the month of January.

Beginning in January through May, we shortened the funds' DWAMs to take advantage of the higher interest rate environment. The benefits of this strategy were that in an increasing interest rate environment, the proceeds from the shorter term securities can be reinvested at the higher prevailing rates. Further, in anticipation of investors' redemptions near the April tax deadline, we increased the funds' liquidity by selling longer-term securities and moving into shorter-term demand notes. The portfolio managers then began extending the funds' DWAMs in June to lock in the benefits of higher yielding new issues.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. California continues to enjoy a sustained economic recovery with employment and income growth continuing to exceed expectations. As in prior years, California's non-farm employment gain of 3.3% during 1999 continued to surpass the national growth rate. Looking forward, it is anticipated that California will see continued moderate growth of at least 2.5% in both 2000 and 2001. California should also benefit from increased economic vibrancy in Asia and from strong growth in exports to Mexico, Europe, Canada and the Middle East.

As the state's economy has steadily improved, California has accumulated budget reserves and eased some of the spending restrictions imposed during the last recession. Specifically, exceptional revenue growth allowed the state to end its June 30, 2000 fiscal year with budget reserves exceeding $7 billion, well over the $3 billion projected six months ago.

In addition, the 2001 fiscal budget was adopted on time for just the second time in many years. Despite plans to increase spending on key initiatives, such as education, transportation, health and human services during 2001, the state still anticipates maintaining approximately $1.8 billion in reserves. As in prior years, however, periodic budget adjustments may be necessary to keep spending in line with revenues. Therefore, absent stronger than anticipated revenues or a substantial slowdown in spending, the state's financial position may be somewhat static over the next twelve months.

We are satisfied that the California securities held by the funds represent minimal credit risk and we will, as always, continue to monitor the state's economic situation closely. California's current credit ratings are Aa3 from Moody's Investor Service, AA- from Standard & Poor's Corporation, and AA from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW YORK?

A. New York's satisfactory credit quality is supported by the state's diverse economic base and by New York City's central role in international finance, tourism and other service-related businesses. The 2.6% job growth rate for 1999 was the highest level in a decade and was well above the projected level of 1.5%. Projections for the year 2000 are that job growth will increase by 2.1%, the second highest level in a decade. The strong job growth rate in 1999 led to a 5.1% increase in personal income and is expected to generate an additional 4.9% increase in 2000.

In spite of budgetary surpluses in seven of the last eight years, New York still faces the challenge of resolving long-standing general fund imbalances. The state ended its March 31, 2000 fiscal year with a general fund surplus of approximately $1.2 billion. Most of this surplus has already been earmarked to offset tax cuts enacted in recent years and as a contingency for future economic uncertainties. The state's current economic projections are reasonable and in line with those of independent institutions; however, those projections are also predicated on continued strength within the financial services sector. This reliance on a single sector may be a weakness unless the financial services sector continues to produce the outstanding results of the last four years.

We are satisfied that the New York securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. New York's current credit ratings are A2 from Moody's Investor Service, A+ from Standard & Poor's Corporation and A+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN NEW JERSEY?

A. New Jersey's above average credit quality derives from its diversified economy, high personal income levels (second only to Connecticut's) and strong control over the state's finances. Along with most of the northeast region, New Jersey was severely impacted by the recession of the early 1990s. While overall recovery started off slowly, due to increased job growth over the last three years, the rate of total employment now exceeds pre-recession levels.

Over the last few years, increasing tax revenues, use of non-recurring financial resources and spending controls have generated excess revenues. As a result, the state has accumulated a financial cushion of approximately 5.5% of its annual expenditures as of the end of the 2000 fiscal year.

The state's fiscal 2001 budget generally follows the track of prior years with no new taxes and a focus on educational and environmental spending. Also as in prior years, it is anticipated that increased revenues may partially offset higher spending levels. Therefore, while the state may see higher revenues over the next twelve months, it may not be able to make a significant improvement in its general fund reserves. The state's current economic projections are reasonable and in line with those of independent institutions; however, projections are also predicated on the continued strength within the financial services sector. This reliance on a single sector may be a weakness unless the financial services sector continues to produce the outstanding results of the last four years.

We are satisfied that the New Jersey securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. New Jersey's current credit ratings are Aa1 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA+ from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN PENNSYLVANIA?

A. Pennsylvania's above average credit quality is derived from the state's conservative financial management, improving job growth, economic diversification and moderate debt levels. Just like much of the northeast region, Pennsylvania was severely impacted by the recession of the early 1990s. Recovery came slowly, as evidenced by annual increases in non-farm payroll which were less than half the national rate through 1996. However, during the period between 1993 and 1998, the state created 250,000 jobs, becoming the nation's eighth leading job creator. Economic expansion is anticipated to continue as the state strongly pursues economic development projects.

In each of the last eight years, Pennsylvania has generated operating surpluses, allowing the state to make contributions to its Rainy Day Fund. The Rainy Day Fund now totals more than $1.05 billion and represents approximately 5.5% of fiscal 2000 revenues. The state's 2001 budget was adopted prior to the start of the new year on July 1, and generally follows the governor's proposal of additional tax relief for both corporations and individuals and an expected use of most of the accumulated General Fund surplus. Given the historically conservative revenue growth projections, the state is not expected to draw on its reserves in fiscal 2001. In the event that future economic growth is slower than projected, the state may utilize spending reductions or some of its accumulated reserves to meet the shortfall.

We are satisfied that the Pennsylvania securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. Pennsylvania's current credit ratings are Aa3 from Moody's Investor Service, AA from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN FLORIDA?

A. In terms of population, Florida continues to be the fourth largest state in the nation. The state's rapid economic growth contributes to continuing diversification of its economy primarily into the trade, services, finance and export sectors, thus greatly reducing its dependence on the agriculture and tourism industries. This expanding diversification, along with moderate debt levels and successful financial operations, has helped Florida maintain above average credit quality. In addition, the state has successfully met the challenge of funding growth while maintaining a balanced budget, even during periods of economic weakness. As cyclical sales tax revenues continue to provide approximately 70% of total revenues, Florida created the Budget Stabilization Fund (Fund) in the early 1990's to increase its financial reserves. As of the end of fiscal 2000, the Fund represents about 5% of general fund revenues, which brings the state to its legislated target.

We are satisfied that the Florida securities held by the funds represent minimal credit risk and we will continue to monitor the state's economic situation closely. Florida's current credit ratings are Aa2 from Moody's Investor Service, AA+ from Standard & Poor's Corporation and AA from Fitch IBCA, Inc., three well-known rating agencies.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

SCHWAB MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.85%           4.06%
-----------------------------------------------------------------------------
Last three months                                    3.67%           3.88%
-----------------------------------------------------------------------------
Last 12 months                                       3.06%           3.27%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         70.7%      77.6%
---------------------------------------------------
16-30 days                         1.9%       0.8%
---------------------------------------------------
31-60 days                         4.9%       3.3%
---------------------------------------------------
61-90 days                         6.0%       3.3%
---------------------------------------------------
91-120 days                        4.1%       3.3%
---------------------------------------------------
More than 120 days                12.4%      11.7%
---------------------------------------------------
Weighted average                41 days    45 days
---------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.37%           3.57%
-----------------------------------------------------------------------------
Last three months                                    3.17%           3.37%
-----------------------------------------------------------------------------
Last 12 months                                       2.66%           2.86%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         62.9%      59.9%
---------------------------------------------------
16-30 days                         1.1%       6.4%
---------------------------------------------------
31-60 days                         6.1%       7.9%
---------------------------------------------------
61-90 days                         2.7%       6.1%
---------------------------------------------------
91-120 days                       16.6%       4.9%
---------------------------------------------------
More than 120 days                10.6%      14.8%
---------------------------------------------------
Weighted average                44 days    66 days
---------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB NEW YORK MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP   VALUE ADVANTAGE
                                                    SHARES        SHARES
-----------------------------------------------------------------------------
Last seven days                                      3.62%           3.86%
-----------------------------------------------------------------------------
Last three months                                    3.48%           3.72%
-----------------------------------------------------------------------------
Last 12 months                                       2.96%           3.20%
-----------------------------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         53.8%      55.9%
---------------------------------------------------
16-30 days                           --       4.0%
---------------------------------------------------
31-60 days                         7.5%      16.1%
---------------------------------------------------
61-90 days                        12.8%       1.4%
---------------------------------------------------
91-120 days                        8.5%       2.8%
---------------------------------------------------
More than 120 days                17.4%      19.8%
---------------------------------------------------
Weighted average                67 days    58 days
---------------------------------------------------

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.65%
-----------------------------------------------------------
Last three months                                    3.53%
-----------------------------------------------------------
Last 12 months                                       2.96%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         64.2%      69.6%
---------------------------------------------------
16-30 days                         2.2%       2.9%
---------------------------------------------------
31-60 days                         1.6%       3.3%
---------------------------------------------------
61-90 days                         3.9%       8.3%
---------------------------------------------------
91-120 days                        4.4%       3.3%
---------------------------------------------------
More than 120 days                23.7%      12.6%
---------------------------------------------------
Weighted average                70 days    46 days
---------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.83%
-----------------------------------------------------------
Last three months                                    3.73%
-----------------------------------------------------------
Last 12 months                                       3.10%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         76.4%      67.6%
---------------------------------------------------
16-30 days                         0.5%       5.4%
---------------------------------------------------
31-60 days                         2.2%       4.6%
---------------------------------------------------
61-90 days                         4.6%       1.6%
---------------------------------------------------
91-120 days                        2.0%       3.6%
---------------------------------------------------
More than 120 days                14.3%      17.2%
---------------------------------------------------
Weighted average                48 days    46 days
---------------------------------------------------

SCHWAB FLORIDA MUNICIPAL MONEY FUND

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

                                                     SWEEP
                                                    SHARES
-----------------------------------------------------------
Last seven days                                      3.92%
-----------------------------------------------------------
Last three months                                    3.73%
-----------------------------------------------------------
Last 12 months                                       3.16%
-----------------------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00    6/30/00
---------------------------------------------------
0-15 days                         67.9%      76.6%
---------------------------------------------------
16-30 days                           --         --
---------------------------------------------------
31-60 days                         3.7%       5.8%
---------------------------------------------------
61-90 days                         5.9%       4.4%
---------------------------------------------------
91-120 days                        8.2%       3.8%
---------------------------------------------------
More than 120 days                14.3%       9.4%
---------------------------------------------------
Weighted average                44 days    41 days
---------------------------------------------------

(1) A portion of the Fund's expenses was reduced during the periods. Had these expenses not been reduced, yields would have been lower.

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
VARIABLE RATE OBLIGATIONS -- 59.0% (b)(f)
ALABAMA -- 0.7%
Alabama State IDA RB (Cash Value
  Project)
   4.90%, 07/07/00                                    $  2,950       $    2,950
Alabama State IDA RB (Scientific
  Project)
   5.10%, 07/07/00                                       2,970            2,970
Birmingham, Alabama GO Series 1992A
   5.10%, 07/07/00                                       5,600            5,600
Birmingham, Alabama Unlimited GO
  Refunding Bonds Series 1995
   4.80%, 07/07/00                                       3,800            3,800
Citronelle, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (AKZO Chemicals, Inc. Project)
   4.90%, 07/07/00                                       1,100            1,100
Daphne, Alabama Utilities Board of
  Water, Gas, & Sewer Revenue
  Refunding Bonds
   4.84%, 07/07/00                                       9,705            9,705
Decatur, Alabama IDB Solid Waste
  Disposal RB (Trico Steel Project)
  Series 1997
   4.90%, 07/07/00                                       5,700            5,700
Decatur, Alabama IDRB (Alabama
  Farmers Corp.)
   4.90%, 07/07/00                                       2,900            2,900
Dothan, Alabama IDB RB (Baxley
  Blowpipe Project)
   4.95%, 07/07/00                                         700              700
Fort Payne, Alabama IDA Base Tax
  Exempt Adjustable Mode IDRB
  (Charleston Hosiery Project)
  Series 1997
   4.90%, 07/07/00                                       1,800            1,800
Headland, Alabama IDB RB (Golden
  Peanut Project)
   4.95%, 07/07/00                                       4,000            4,000
Indian Springs Village, Alabama
  Additional Building Authority RB
  (Jbruno Academy Project)
   4.85%, 07/07/00                                       1,545            1,545
Mobile County, Alabama IDB Pollution
  Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A
   4.85%, 07/07/00                                       7,480            7,480

                                                         Par            Value
                                                      --------       ----------
Mobile County, Alabama IDB RB
  (Ultraform Co. Project) Series 1995B
   4.85%, 07/07/00                                    $  1,000       $    1,000
Mobile, Alabama IDB IDRB (Holman
  Inc. Project)
   4.90%, 07/07/00                                       1,000            1,000
Scottsboro, Alabama GO
   4.85%, 07/07/00                                       4,650            4,650
Tuscaloosa, Alabama IDB IDRB
  (Field Container Corp.)
   4.80%, 07/07/00                                       1,100            1,100
Tuscaloosa, Alabama IDRB (Knight
  Special Project)
   5.00%, 07/07/00                                       1,135            1,135
                                                                     ----------
                                                                         59,135
                                                                     ----------
ARIZONA -- 1.2%
Arizona Educational Loan Marketing
  Corp. RB Series A
   4.80%, 07/07/00                                      12,705           12,705
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985A
   4.75%, 07/07/00                                      11,240           11,240
Arizona Health Facilities Authority
  Hospital System RB (Arizona Volunteer
  Hospital Federation) Series 1985B
   4.75%, 07/07/00                                       8,955            8,955
Arizona Health Facilities Authority
  Hospital System RB (Northern Arizona
  Health Care) Series 1996B
   4.75%, 07/07/00                                      26,700           26,700
Chandler, Arizona IDA IDRB (South Bay
  Circuits Project) Series 1999A
   4.95%, 07/07/00                                       2,000            2,000
Coconino County, Arizona Pollution
  Control RB (Arizona Public Services
  Co. Project)
   4.70%, 07/07/00                                      15,000           15,000
Maricopa County, Arizona IDA M/F
  Housing RB (Gran Victoria Housing
  LLC Project) Series 2000A
   4.70%, 07/07/00                                       1,500            1,500
Phoenix, Arizona Civic Improvement
  Excise Tax RB (Airport Improvements)
   4.85%, 07/07/00                                       1,000            1,000

                                                         Par            Value
                                                      --------       ----------
Phoenix, Arizona IDA RB (Vaw America
  Inc. Project)
   4.90%, 07/07/00                                    $  3,000       $    3,000
Tempe, Arizona Excise Tax RB
   4.55%, 07/01/00                                         700              700
Yavapai County, Arizona IDRB (Yavapai
  Regional Medical Center)
   4.75%, 07/07/00                                      15,250           15,250
Yuma County, Arizona IDA M/F Housing
  RB (El Encanto Apartments) Series A
   4.75%, 07/07/00                                       2,915            2,915
Yuma County, Arizona IDA RB
  (Meadowcraft, Inc. Project) Series 1997
   4.90%, 07/07/00                                       1,000            1,000
                                                                     ----------
                                                                        101,965
                                                                     ----------
ARKANSAS -- 0.3%
Arkansas Development Finance Authority
  IDRB (C&C Holding Co. Project)
  Series 1998
   4.90%, 07/07/00                                       1,490            1,490
Arkansas State Development Finance
  Authority Higher Education Capitial RB
  Series 1985A
   4.60%, 07/07/00                                       7,600            7,600
Independance County, Arkansas IDRB
  (Townsends of Arkansas, Inc. Project)
   4.85%, 07/07/00                                       9,000            9,000
Independence County, Arkansas IDRB
  (Ideal Baking Project)
   4.90%, 07/07/00                                       5,300            5,300
                                                                     ----------
                                                                         23,390
                                                                     ----------
CALIFORNIA -- 0.3%
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1992E-1
   4.70%, 07/07/00                                      23,000           23,000
                                                                     ----------
COLORADO -- 2.5%
Adams County, Colorado Economic
  Development Authority Tax Increment
  RB (Westminster Plaza Urban Renewal
  Project)
   4.95%, 07/07/00                                       6,460            6,460
Adams County, Colorado IDRB (City
  View Park Project) Series 1985
   4.90%, 07/07/00                                       5,700            5,700

                                                         Par            Value
                                                      --------       ----------
Arapahoe County, Colorado Industrial
  Development Revenue Refunding
  Bonds (Denver Jet Center Project)
  Series 1997
   4.55%, 07/01/00                                    $  1,000       $    1,000
Central City, Colorado M/F Housing RB
  (Gold Mountain Apartment Project)
   4.95%, 07/07/00                                       8,250            8,250
Colorado Health Facilities Authority RB
  (National Benevolent Assoc. Project)
   4.75%, 07/07/00                                       1,550            1,550
Colorado HFA Economic Development RB
  (Inovonics Enterprises Project)
   5.00%, 07/07/00                                       1,700            1,700
Colorado HFA Economic Development RB
  (Pemracs LTD LLP Project) Series 2000A
   4.95%, 07/07/00                                       3,785            3,785
Colorado Student Obligation Bond
  Authority Student Loan RB (Colorado
  University) Series 1990A
   4.85%, 07/07/00                                      14,400           14,400
Colorado Student Obligation Bond
  Authority Student Loan RB Series 1989A
   4.85%, 07/07/00                                      23,050           23,050
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-2
   4.85%, 07/07/00                                      16,000           16,000
Colorado Student Obligation Bond
  Authority Student Loan RB
  Series 1999A-3
   4.85%, 07/07/00                                      15,000           15,000
Denver, Colorado City & County Airport
  System RB Series 1992D
   4.80%, 07/07/00                                      49,400           49,400
Denver, Colorado City & County Airport
  System RB Series 1992F
   4.80%, 07/07/00                                      16,000           16,000
Denver, Colorado City & County Airport
  System RB Series 1992G
   4.80%, 07/07/00                                      20,000           20,000
El Paso County, Colorado RB (Colorado
  Springs World Arena)
   4.85%, 07/07/00                                       1,350            1,350
Lowry, Colorado Economic
  Redevelopment Authority Revenue
  Bonds Series 1998A
   4.70%, 07/07/00                                      11,500           11,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Pueblo County, Colorado IDRB (Kaiser
  Aerospace & Electric)
   4.85%, 07/07/00                                    $  5,100       $    5,100
Smith Creek, Colorado Metropolitan
  District RB Series 1997
   4.85%, 07/07/00                                       2,250            2,250
Wheatridge County, Colorado IDRB
  (Leaf Inc. Project)
   4.80%, 07/07/00                                       7,000            7,000
                                                                     ----------
                                                                        209,495
                                                                     ----------
DELAWARE -- 0.2%
Delaware State Economic Development
  Authority IDRB (Star Enterprise Project)
  Series 1997B
   4.80%, 07/07/00                                      10,600           10,600
Delaware State Economic Development
  Authority RB / (Hospital Billing and
  Collection Service) Series 1985A
   4.70%, 07/07/00                                       6,000            6,000
Delaware Valley, Pennsylvania Regional
  Finance Authority Local Government
  RB Series 1986
   4.75%, 07/07/00                                       2,900            2,900
Sussex County, Delaware RB (Baywood
  LLC Project) Series 1997A
   5.00%, 07/07/00                                       2,400            2,400
                                                                     ----------
                                                                         21,900
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.3%
District of Columbia RB (Arnold &
  Porter Project)
   4.90%, 07/07/00                                       4,000            4,000
District of Columbia RB (George
  Washington University Project)
  Series 2000B
   5.10%, 07/07/00                                      20,000           20,000
                                                                     ----------
                                                                         24,000
                                                                     ----------
FLORIDA -- 9.4%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.95%, 07/07/00                                      11,200           11,200
Bradford County, Florida Health Facilities
  Authority RB (Shands Teaching
  Hospital Clinic Project) Series 1996
   4.95%, 07/07/00                                       6,500            6,500

                                                         Par            Value
                                                      --------       ----------
Broward County, Florida Educational
  Facilities Authority RB (Nova
  SouthEastern) Series 2000A
   4.80%, 07/07/00                                    $  5,500       $    5,500
Broward County, Florida HFA M/F
  Housing RB (Landings Inverrary
  Apartments Project) Series 1985
   4.66%, 07/07/00                                       6,600            6,600
Broward County, Florida HFA M/F
  Housing RB (Reflections Airport
  Project)
   4.85%, 07/07/00                                       5,000            5,000
Broward County, Florida HFA M/F
  Housing RB (Sanctuary Apartments
  Project) Series 1985
   4.66%, 07/07/00                                      20,500           20,500
Broward County, Florida Port Facilities
  Revenue Refunding Bonds (Sub Port
  Everglades Project)
   4.70%, 07/07/00                                      20,400           20,400
Citrus Park Community Development
  District, Florida Capital Improvement
  Bonds Series 1996
   4.85%, 07/07/00                                         730              730
Collier County, Florida HFA M/F Housing
  RB (River Beach Project) Series 1985
   4.80%, 07/07/00                                       4,300            4,300
Dade County, Florida Health Facilities
  Authority Hospital RB (Miami
  Children's Hospital Project)
   4.75%, 07/07/00                                         600              600
Dade County, Florida IDA Exempt
  Facilities Revenue Refunding Bonds
  (Florida Power & Light Co.)
   4.60%, 07/01/00                                       1,800            1,800
Dade County, Florida IDA RB (June
  Leasing Corp. Project) Series 1995
   4.95%, 07/07/00                                         945              945
Dade County, Florida IDA RB
  (Micheal-Ann Russell Jewish
  Community Center Project) Series 1997
   4.80%, 07/07/00                                       4,885            4,885
Florida Capital Financing Authority RB
  (Capital Project Loan Program Project)
  Series 1997A
   4.75%, 07/07/00                                      21,150           21,150

                                                         Par            Value
                                                      --------       ----------
Florida HFA Housing RB (Ashley
  Lake II Project) Series 1989J
   4.95%, 07/07/00                                    $  2,000       $    2,000
Florida HFA Housing RB (Buchanan
  Bay Townhomes Project) Series 1998S
   4.95%, 07/07/00                                       3,225            3,225
Florida HFA Housing RB (Tiffany Club
  Project) Series 1996P
   4.80%, 07/07/00                                       4,750            4,750
Florida HFA Housing RB Series 1999G-1
   4.90%, 07/07/00                                       4,000            4,000
Florida HFA M/F Housing RB (Buena
  Vista Project) Series 1985MM
   4.80%, 07/07/00                                      10,000           10,000
Florida HFA M/F Housing RB (South
  Pointe Project) Series 1998J
   4.66%, 07/07/00                                       3,500            3,500
Florida HFA M/F Housing RB
  Series 1983J
   4.80%, 07/07/00                                       7,370            7,370
Florida Housing Finance Corp. RB
  (Heritage Pointe Project) Series 1999I-1
   4.90%, 07/07/00                                       4,000            4,000
Florida Municipal Power Agency
  Revenue Refunding Bonds (Stanton II
  Project) Series 1997
   4.85%, 07/07/00                                      14,700           14,700
Florida Ocean Highway & Port Authority
  RB Series 1990
   4.80%, 07/07/00                                       2,300            2,300
Florida State Finance Authority (Florida
  Hospital Association - Capital Projects
  Loan Program) Series 1998A
   4.85%, 07/07/00                                      96,465           96,465
Florida State Municipal Power Agency
  Revenue Refunding Bonds (Stanton
  Project) Series 1997
   4.65%, 07/07/00                                      10,200           10,200
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985B
   4.80%, 07/07/00                                      21,910           21,910
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985C
   4.80%, 07/07/00                                       4,305            4,305

                                                         Par            Value
                                                      --------       ----------
Gulf Breeze, Florida RB (Local
  Government Loan Program)
  Series 1985E
   4.80%, 07/07/00                                    $ 25,740       $   25,740
Halifax, Florida Hospital Medical Center
  Health Care Facilities RB (Health Care
  Plan, Inc. Project)
   4.85%, 07/07/00                                       5,600            5,600
Highlands County, Florida Health
  Facilities Authority RB (Adventist
  Health Systems Project) Series 1997A
   4.75%, 07/07/00                                      29,085           29,085
Hillsborough County, Florida Educational
  Facilities Authority RB (University of
  Tampa Project)
   4.80%, 07/07/00                                       6,000            6,000
Hillsborough County, Florida IDA RB
  (Tampa Metropolitan YMCA Project)
  Series 2000K
   5.10%, 07/07/00                                      14,400           14,400
Hillsborough County, Florida M/F
  Housing RB (Brandon Crossing)
   4.90%, 07/07/00                                         800              800
Indian River County, Florida RB (Saint
  Edward's School Project)
   4.75%, 07/07/00                                      10,000           10,000
Jacksonville, Flordia Economic
  Development Community RB (Bolles
  School Project) Series 1999A
   4.75%, 07/07/00                                       3,485            3,485
Jacksonville, Florida Electric Authority
  RB (Water & Sewer Systems)
  Series 2000B
   4.75%, 07/07/00                                      21,250           21,250
Jacksonville, Florida Health Facilities
  Authority RB (River Garden Project)
  Series 1994
   4.80%, 07/07/00                                       1,040            1,040
Jacksonville, Florida Industrial
  Development Revenue Refunding
  Bonds (Pavilion Associates Project)
   4.85%, 07/07/00                                       4,900            4,900
Jacksonville, Florida RB (Capital Project)
   4.65%, 07/07/00                                       7,200            7,200
Lake Shore, Florida Hospital Authority
  Health Facilities RB (Lakeshore Hospital
  Project) Series 1991
   4.80%, 07/07/00                                       3,500            3,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Lakeland, Florida Educational Facilities
  RB (Florida Southern College Project)
  Series 1999
   4.75%, 07/07/00                                    $ 30,000       $   30,000
Lee County, Florida IDA Educational
  Facilities RB (Canterbury School,
  Inc. Project)
   4.80%, 07/07/00                                       5,000            5,000
Miami, Florida HFA RB (Jewish Home
  for the Aged, Inc. Project) Series 1996
   4.80%, 07/07/00                                       7,250            7,250
Miami-Dade County Florida IDRB
  (Gulliver Schools Project) Series 2000
   4.80%, 07/07/00                                      24,000           24,000
Miami-Dade County, Florida IDA
  Airport Facilities RB (Flight Safety
  Project) Series 1999A
   4.90%, 07/07/00                                      11,600           11,600
Miami-Dade County, Florida IDA IDRB
  (Airis Miami LLC Project) Series 1999A
   4.70%, 07/07/00                                      31,400           31,400
Miami-Dade County, Florida IDA IDRB
  (Arctic Partners Project)
   4.95%, 07/07/00                                         680              680
Miami-Dade County, Florida IDA RB
  (Belen Jesuit Preparatory School Project)
  Series 1999
   4.80%, 07/07/00                                       8,000            8,000
Miami-Dade County, Florida IDRB
  (Airbus Service Co. Project)
  Series 1998A
   4.90%, 07/07/00                                       1,200            1,200
Orange County, Florida Educational
  Facilities Authority Educational
  Facilities RB (Rollins College Project)
  Series 1999
   4.80%, 07/07/00                                       4,800            4,800
Orange County, Florida Health Facilities
  Authority RB / (Florida Hospital
  Association Health Facility Loan
  Program) Series 2000A
   5.10%, 07/07/00                                      35,000           35,000
Orange County, Florida HFA Housing
  Revenue Refunding Bonds (Highland
  Pointe Apartments Project) Series 1988J
   4.70%, 07/07/00                                       4,200            4,200
Orange County, Florida HFA M/F Housing
  RB (Andover Place Apartments)
   4.75%, 07/07/00                                       5,300            5,300

                                                         Par            Value
                                                      --------       ----------
Orange County, Florida HFA M/F
  Housing RB (Smokewood Project)
  Series 1992A
   4.90%, 07/07/00                                    $ 19,950       $   19,950
Orange County, Florida HFA M/F
  Housing RB Series 2000G
   4.71%, 07/07/00                                       3,200            3,200
Orange County, Florida IDA (Center For
  Drug Free Living Project)
   4.75%, 07/07/00                                      10,085           10,085
Orlando, Florida Special Assessment RB
  (Republic Drive Interchange Project)
   4.55%, 07/07/00                                      36,650           36,650
Palm Beach County, Florida HDA M/F
  Revenue Refunding Bonds (Spinnaker
  Landing Project)
   4.80%, 07/07/00                                       3,045            3,045
Palm Beach County, Florida HFA
  Revenue Refunding Bonds (Joseph L.
  Morse Geriatric Center Project)
   4.80%, 07/07/00                                      10,755           10,755
Palm Beach County, Florida IDRB
  (Palm Beach Day Care School Project)
  Series 1999
   4.80%, 07/07/00                                       5,000            5,000
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   4.65%, 07/07/00                                         200              200
Pasco County, Florida School Board COP
   4.75%, 07/07/00                                      52,370           52,370
Pinellas County, Florida Independent
  Council RB (Operation Par, Inc. Project)
  Series 1999
   4.80%, 07/07/00                                       6,685            6,685
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   4.75%, 07/07/00                                       5,600            5,600
Polk County, Florida IDA RB (Farmland
  Hydro Project)
   4.85%, 07/07/00                                       2,000            2,000
Polk County, Florida IDA RB
  (Pavermodule Inc. Project)
   4.90%, 07/07/00                                       2,800            2,800
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   4.85%, 07/07/00                                         275              275
Sarasota County, Florida RB (Sarasota
  County Family YMCA Project)
   4.75%, 07/07/00                                       3,600            3,600

28

                                                         Par            Value
                                                      --------       ----------
SouthEast Volusia, Florida Hospital
  District RB (Bert Fish Medical Center
  Project) Series 1995
   4.85%, 07/07/00                                    $ 12,505       $   12,505
Suwannee County, Florida Health
  Facilities Authority RB (Shands
  Teaching Hospital Clinic Project)
  Series 1996
   4.95%, 07/07/00                                       4,500            4,500
Tallahassee & Leon County, Florida
  Civic Center Authority Capital
  Improvement RB Series 1998A
   4.80%, 07/07/00                                       4,690            4,690
Tampa, Florida Health Care Facilities RB
  (Lifelink Foundation Inc.  Project)
   4.80%, 07/07/00                                       5,500            5,500
Tampa, Florida Occupational License
  Tax RB Series 1996A
   4.85%, 07/07/00                                       9,340            9,340
West Orange, Florida Healthcare District
  RB Series 1999B
   4.60%, 07/07/00                                       7,400            7,400
                                                                     ----------
                                                                        806,415
                                                                     ----------
GEORGIA -- 5.4%
Athens-Clarke, Jackson & Morgan
  County, Georgia IDRB (Mayfield Dairy
  Farms Inc. Project)
   4.90%, 07/07/00                                       7,350            7,350
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Creek Apartments Project)
   4.90%, 07/07/00                                       4,720            4,720
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Meadows Apartments
  Project)
   4.90%, 07/07/00                                       3,065            3,065
Atlanta, Georgia Urban Residential
  Finance Authority M/F Housing RB
  (Brentwood Village Apartments Project)
   4.90%, 07/07/00                                       6,195            6,195
Bartow County, Georgia IDRB (Bartow
  Paving Co. Project)
   4.90%, 07/07/00                                       2,800            2,800
Bartow County, Georgia IDRB (Matthew
  Contracting Project)
   4.85%, 07/07/00                                       4,000            4,000

                                                         Par            Value
                                                      --------       ----------
Cartersville, Georgia Development
  Authority IDRB (Cartersville Facilities
  Project)
   4.90%, 07/07/00                                    $  2,800       $    2,800
Cherokee County, Georgia IDRB
  (Universal Alloy)
   4.90%, 07/07/00                                       4,300            4,300
Clayton County, Georgia Development
  Authority Special Facilities RB (Delta
  Air Lines) Series 2000B
   4.80%, 07/07/00                                     109,055          109,055
Clayton County, Georgia Development
  Authority Special Facilities RB (Delta
  Air Lines) Series 2000C
   4.90%, 07/07/00                                      29,500           29,500
Clayton County, Georgia IDRB (Wilson
  Holdings Project)
   4.90%, 07/07/00                                       1,400            1,400
Cobb County, Georgia HFA M/F Housing
  RB (Walton Green Project)
   4.90%, 07/07/00                                       6,300            6,300
Cobb County, Georgia HFA M/F Housing
  Revenue Refunding Bonds (Walton Park
  Apartments Project)
   4.85%, 07/07/00                                      21,100           21,100
Columbus, Georgia Development
  Authority RB (Foundation Property's
  Inc. Project) Series 2000
   4.95%, 07/07/00                                      10,000           10,000
Crisp County, Cordele, Georgia IDA IDRB
  (Georgia Ductile Project)
   5.04%, 07/07/00                                      15,000           15,000
Crisp County, Georgia Solid Waste
  Management Authority RB
   4.92%, 07/07/00                                      19,600           19,600
Dekalb County, Georgia Development
  Authority IDRB (Arbor Montessori
  School Project)
   4.80%, 07/07/00                                       1,100            1,100
Dekalb County, Georgia Development
  Authority IDRB (Siemens Energy, Inc.
  Project)
   4.85%, 07/07/00                                       3,750            3,750
Dekalb County, Georgia Development
  Authority IDRB (Truman Properties
  Ltd. Liability Corp. Project)
   4.90%, 07/07/00                                       2,400            2,400

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Dekalb County, Georgia Development
  Authority IDRB (Vimco Project)
   4.90%, 07/07/00                                    $  1,625       $    1,625
Dekalb County, Georgia HFA M/F
  Housing RB (Wood Hills Apartment
  Project)
   4.90%, 07/07/00                                       7,250            7,250
Douglas County, Georgia IDA RB
  (Blue Circle Project)
   4.85%, 07/07/00                                       3,800            3,800
Douglas County, Georgia IDA Revenue
  Refunding Bonds (Mima Inc. Project)
   4.80%, 07/07/00                                       4,300            4,300
Fulton County, Georgia Development
  Authority RB (Atlanta International
  School Project)
   4.80%, 07/07/00                                       3,000            3,000
Fulton County, Georgia Development
  Authority RB (Woodruff Arts Center
  Project)
   4.80%, 07/07/00                                      10,000           10,000
Gwinnett County, Georgia Development
  Authority Solid Waste Disposal
  Facilities RB (Lucent Technologies,
  Inc. Project)
   4.85%, 07/07/00                                      13,700           13,700
Gwinnett County, Georgia HFA M/F
  Housing RB
   4.75%, 07/07/00                                       5,000            5,000
Hart County, Georgia Industrial Building
  Authority IDRB (Awh Corp. Project)
   4.90%, 07/07/00                                       6,000            6,000
Hart County, Georgia Industrial Building
  Authority IDRB (Dundee Mills Project)
   4.90%, 07/07/00                                       2,840            2,840
Jefferson County, Georgia Development
  Authority IDRB (Grove River Mills
  Project) Series 1997
   4.90%, 07/07/00                                       2,900            2,900
Lafayette, Georgia Development
  Authority RB (Dixie Group Project)
   4.90%, 07/07/00                                       4,000            4,000
Laurens County, Georgia Development
  Authority Solid Waste Disposal RB
  (Southeast Paper Manufacturing Co.
  Project)
   4.90%, 07/07/00                                      51,000           51,000

                                                         Par            Value
                                                      --------       ----------
Lowndes County, Georgia Development
  Authority M/F Housing RB (FMPH
  Valdosta, LTD. Partnership Project)
   4.90%, 07/07/00                                    $  5,045       $    5,045
Macon-Bibb County, Georgia Hospital
  Authority RB (The Medical Center of
  Central Georgia Project) Series 1998
   4.80%, 07/07/00                                       4,000            4,000
Richmond County, Georgia Development
  Authority Solid Waste Disposal RB
  (South Evergreen Nylon Recycling
  Project) Series 1999
   4.90%, 07/07/00                                       5,900            5,900
Roswell, Georgia HFA M/F Housing RB
  (Gables Realty Wood Crossing Project)
   4.80%, 07/07/00                                      11,650           11,650
Savannah, Georgia Economic
  Development Authority RB (Georgia
  Kaolin Inc.)
   4.85%, 07/07/00                                      11,000           11,000
Savannah, Georgia Economic
  Development Authority RB (Home
  Depot Project) Series 1995B
   4.85%, 07/07/00                                       5,000            5,000
Savannah, Georgia HFA M/F Housing RB
  (Chatham Gardens Project) Series 1997
   4.90%, 07/07/00                                       2,995            2,995
Sugar Hill, Georgia HFA M/F Housing RB
  (Level Creek Apartments Project)
   4.95%, 07/07/00                                      12,790           12,790
Summerville, Georgia Development
  Authority RB (Image Industry Project)
  Series 1997
   4.90%, 07/07/00                                       9,000            9,000
Thomaston-Upson County, Georgia
  IDA IDRB (Southern Mills Project)
  Series 1999
   4.90%, 07/07/00                                       4,940            4,940
Thomasville, Georgia Payroll
  Development Authority (Brit Corp.
  Project)
   5.05%, 07/07/00                                       2,900            2,900
Walton County, Georgia Development
  Authority RB (Tucker Door & Trim
  Corp. Project)
   5.00%, 07/07/00                                       2,600            2,600

30

                                                         Par            Value
                                                      --------       ----------
Webster County, Georgia IDA IDRB
  (Tolleson Lumber Co., Inc. Project)
   4.90%, 07/07/00                                    $  8,000       $    8,000
Winder-Barrow, Georgia Industrial
  Building Authority IDRB (Progress
  Container Corp. Project) Series 2000
   4.90%, 07/07/00                                       3,320            3,320
Worth County, Georgia IDA Revenue
  Refunding Bonds (Seabrook Project)
  Series 1996B
   4.90%, 07/07/00                                       1,400            1,400
                                                                     ----------
                                                                        460,390
                                                                     ----------
HAWAII -- 0.4%
Hawaii Department of Budget & Finance
  Special Purpose Mortgage RB
  (Adventist Health System West)
   4.85%, 07/07/00                                       6,900            6,900
Hawaii Student Loan RB (Secondary
  Market Services Corp.) Series 1995-II
   4.70%, 07/07/00                                       8,100            8,100
Honolulu, Hawaii City & County RB
  Series 2000A
   5.00%, 07/07/00                                      16,295           16,295
                                                                     ----------
                                                                         31,295
                                                                     ----------
IDAHO -- 0.0%
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   4.85%, 07/07/00                                         845              845
                                                                     ----------
ILLINOIS -- 5.4%
Aurora, Illinois M/F Housing RB
  (Apartments at Fox VY-A)
   4.85%, 07/07/00                                       9,445            9,445
Bartlett, Illinois M/F Housing RB
  (Bartlett Square Apartments)
  Series 1995A
   4.75%, 07/07/00                                       3,725            3,725
Batavia, Illinois Development RB
  (American Industrial Technologies)
   4.95%, 07/07/00                                       2,200            2,200
Carol Stream, Illinois M/F Housing
  Revenue Refunding Bonds (St. Charles
  Square Project)
   4.90%, 07/07/00                                       4,415            4,415

                                                         Par            Value
                                                      --------       ----------
Centralia, Illinois IDA RB (Consolidated
  Foods Corp. & Hollywood Brands, Inc.
  Project)
   4.80%, 07/07/00                                    $  4,500       $    4,500
Chicago, Illinois Gas Supply Revenue
  Refunding Bond (Peoples Gas, Light &
  Coke Co. Project) Series 2000C
   4.77%, 07/07/00                                       8,000            8,000
Chicago, Illinois IDRB (Morse
  Automotive Project) Series 1995
   4.80%, 07/07/00                                       2,200            2,200
Chicago, Illinois Midway Airport Special
  Facility RB (American Trans Air
  Project)
   5.00%, 07/07/00                                       5,000            5,000
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B1
   5.05%, 07/07/00                                       3,300            3,300
Chicago, Illinois O'Hare International
  Airport RB (ACES General Airport
  Second Lien) Series B2
   5.05%, 07/07/00                                      13,800           13,800
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   4.75%, 07/07/00                                      35,500           35,500
Chicago, Illinois RB (Homestart Program)
  Series 2000A
   4.85%, 07/07/00                                      15,000           15,000
Dupage County, Illinois RB (Benedictine
  University Building Project)
   4.80%, 07/07/00                                      16,000           16,000
East Dundee, Kane & Cook Counties,
  Illinois IDRB (Otto Engine Project)
   4.82%, 07/07/00                                       2,250            2,250
Elmhurst, Illinois IDRB (ELM Machining
  Corp. Project)
   4.95%, 07/07/00                                       3,080            3,080
Glendale Heights, Illinois IDRB (York
  Corrugated Container Project)
   4.95%, 07/07/00                                       1,500            1,500
Hampshire, Illinois IDRB (Poli-Film
  America Project) Series 1998A
   4.90%, 07/07/00                                       6,100            6,100
Illinois Development Finance Authority
  (Anatol Enterprises)
   4.95%, 07/07/00                                       3,700            3,700

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Illinois Development Finance Authority
  (Chicago Academy of Science Project)
  Series 1998
   4.80%, 07/07/00                                    $  5,700       $    5,700
Illinois Development Finance Authority
  (Chicago Horticultural Society Project)
   4.80%, 07/07/00                                      20,000           20,000
Illinois Development Finance Authority
  (Palos Common Hospital Project)
  Series 1998
   4.80%, 07/07/00                                      10,000           10,000
Illinois Development Finance Authority
  (Roll Service Inc. Project)
   5.00%, 07/07/00                                       2,230            2,230
Illinois Development Finance Authority
  (Wheaton Academy Project)
   4.80%, 07/07/00                                       8,000            8,000
Illinois Development Finance Authority
  IDRB (Arc Tronics Inc. Project)
   5.00%, 07/07/00                                       2,800            2,800
Illinois Development Finance Authority
  IDRB (Camcraft Inc. Project)
   5.00%, 07/07/00                                       2,800            2,800
Illinois Development Finance Authority
  IDRB (Catholic Charities)
   4.80%, 07/07/00                                         720              720
Illinois Development Finance Authority
  IDRB (Chicago Corrugated Box
  Company) Series 6
   4.95%, 07/07/00                                         750              750
Illinois Development Finance Authority
  IDRB (Knead Dough Baking Co.)
   4.85%, 07/07/00                                       6,035            6,035
Illinois Development Finance Authority
  IDRB (MCL Inc. Project)
   4.95%, 07/07/00                                       1,840            1,840
Illinois Development Finance Authority
  IDRB (Molding Project)
   5.10%, 07/07/00                                       2,650            2,650
Illinois Development Finance Authority
  IDRB (Perkin Paperboard Co. LP)
  Series 1994
   4.90%, 07/07/00                                       5,500            5,500
Illinois Development Finance Authority
  IDRB (Presbyterian Home Lake)
  Series 1996A
   4.80%, 07/07/00                                      34,000           34,000

                                                         Par            Value
                                                      --------       ----------
Illinois Development Finance Authority
  IDRB (Radiological Society Project)
  Series 1997
   4.70%, 07/07/00                                    $  4,900       $    4,900
Illinois Development Finance Authority
  IDRB (River Graphics Corp. Project)
  Series 1996
   4.95%, 07/07/00                                       3,200            3,200
Illinois Development Finance Authority
  IDRB (SMF Inc. Project) Series A
   4.95%, 07/07/00                                       2,020            2,020
Illinois Development Finance Authority
  RB (Catholic Charities Housing Project)
  Series 1993A
   4.80%, 07/07/00                                       9,160            9,160
Illinois Development Finance Authority
  RB (Chicago Academy of Science
  Project)
   4.80%, 07/07/00                                       4,615            4,615
Illinois Development Finance Authority
  RB (Cloverhill Pastry Project)
   5.00%, 07/07/00                                       4,810            4,810
Illinois Development Finance Authority
  RB (Korex Corp. Project)
   4.85%, 07/07/00                                       4,000            4,000
Illinois Development Finance Authority
  RB (Lake Forest Academy Project)
   4.80%, 07/07/00                                       2,000            2,000
Illinois Development Finance Authority
  RB (St. Ignatius College Prep Project)
   4.80%, 07/07/00                                       2,200            2,200
Illinois Development Finance Authority
  RB (Variable Rest Haven Illiana Christian)
   4.80%, 07/07/00                                      10,895           10,895
Illinois Development Finance Authority
  RB (Village Oak Park Residence)
   4.90%, 07/07/00                                       2,105            2,105
Illinois Development Finance Authority
  Residential Rental RB (F C. Harris
  Pavillion Project) Series 1994
   4.65%, 07/07/00                                      27,510           27,510
Illinois Development Finance Authority
  Residential Rental RB (River Oak
  Project)
   4.83%, 07/07/00                                      32,000           32,000
Illinois Development Finance Authority
  Revenue Refunding Bonds (Francis W.
  Parker Project)
   4.65%, 07/07/00                                       2,500            2,500

32

                                                         Par            Value
                                                      --------       ----------
Illinois Development Finance Authority
  Revenue Refunding Bonds (Rich
  Products Corp. Project)
   4.90%, 07/07/00                                    $  1,525       $    1,525
Illinois Educational Facility Authority
  RB (Chicago Historical Society)
   4.70%, 07/07/00                                       8,000            8,000
Illinois Educational Facility Authority
  RB (Chicago Zoological Society
  Brookfield Zoo) Series B
   4.80%, 07/07/00                                       2,800            2,800
Illinois Educational Facility Authority RB
  (National Loius University)
  Series 1999B
   4.75%, 07/07/00                                      17,700           17,700
Illinois Health Facility Authority RB
  (Bensenville Home Society Project)
  Series 1989A
   4.80%, 07/07/00                                       2,275            2,275
Illinois Health Facility Authority RB
  (Ingalls Memorial Hospital)
  Series 1985C
   4.85%, 07/07/00                                       1,100            1,100
Illinois Health Facility Authority RB
  (Washington & Jane Smith Home)
  Series 1991
   4.75%, 07/07/00                                       2,800            2,800
Illinois Student Assistance Commission
  Student Loan RB Series 1996A
   4.85%, 07/07/00                                       7,800            7,800
Lombard, Illinois Industrial Development
  Revenue Refunding Bonds
   5.05%, 07/07/00                                       1,850            1,850
Melrose Park, Illinois IDRB (Ninos
  Enterprises, Inc. Project)
   5.00%, 07/07/00                                       3,000            3,000
New Lenox, Illinois IDRB (Panduit Corp.
  Project)
   4.80%, 07/07/00                                       4,400            4,400
Oak Forest, Illinois Development RB
  (Homewood Pool-South Suburban
  Mayors & Managers Association
  Project)
   4.75%, 07/07/00                                      10,000           10,000
Palatine, Illinois Special Facilities Limited
  Obligation RB (Little City Community
  Development Project)
   4.80%, 07/07/00                                       4,000            4,000

                                                         Par            Value
                                                      --------       ----------
Richton Park, Illinois IDRB (Avatar
  Corp. Project)
   4.95%, 07/07/00                                    $  1,900       $    1,900
Rockford, Illinois IDRB (Industrial
  Welding Supply, Inc. Project)
   4.95%, 07/07/00                                       2,000            2,000
Rockford, Illinois IDRB (Ring Can Corp.
  Project)
   4.90%, 07/07/00                                       2,400            2,400
Tinley Park, Illinois IDA RB (Beverly
  Manufacturing Co. Project)
  Series 1997A
   4.85%, 07/07/00                                       2,555            2,555
Tremont, Illinois IDRB (Hanna Steel
  Project)
   4.87%, 07/07/00                                       9,500            9,500
Upper Illinois River Valley Development
  Authority Bonds (Exolon Esk Co.
  Project) Series A
   4.95%, 07/07/00                                       4,405            4,405
Village of Huntley, McHenry Kane
  County, Illinois Special Civic Area # 9
  Special Tax Boards Series 1998B
   4.80%, 07/07/00                                       8,422            8,422
Woodstock, Illinois M/F Housing RB
  (Prairie Trail) Series 1996A
   4.85%, 07/07/00                                       3,425            3,425
Woodstock, Illinois M/F Housing RB
  (Prairie View Ltd.)
   4.85%, 07/07/00                                       2,935            2,935
Yorkville, Illinois IDRB (F.E. Wheaton &
  Co. Inc. Project) Series 1996
   4.95%, 07/07/00                                       1,370            1,370
                                                                     ----------
                                                                        460,817
                                                                     ----------
INDIANA -- 0.9%
Crawfordsville, Indiana IDRB (National
  Service Industries, Inc. Project)
   4.80%, 07/07/00                                       4,000            4,000
Gary, Indiana Economic Development
  Authority Revenue Refunding Bonds
  (Tinplate Partnership Project)
  Series 1997A
   4.95%, 07/07/00                                       4,500            4,500
Gary, Indiana Empowerment Zone RB
  (Chemcoaters LLC Project)
  Series 2000A
   4.95%, 07/07/00                                       6,500            6,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Hammond, Indiana Economic
  Development RB (Lear Seating Corp.
  Project) Series 1994
   4.30%, 07/07/00                                    $  9,200       $    9,200
Indiana Development Finance Authority
  IDRB (Cives Corp. Project) Series 1998
   4.90%, 07/07/00                                       2,550            2,550
Indiana Secondary Market Educational
  Loans Inc. Student Loan RB
  Series 1988B
   4.70%, 07/07/00                                      27,000           27,000
Indiana State Development Finance
  Authority RB (Mid America Energy
  Resources Inc. Project)
   4.85%, 07/07/00                                       4,500            4,500
Indiana State Development Finance
  Authority RB (Mid-America Energy
  Resources Inc. Project)
   4.85%, 07/07/00                                       4,300            4,300
Indiana State Development Finance
  Authority IDRB (Big Sky Park Project)
   4.82%, 07/07/00                                       6,000            6,000
St. Joseph College, Indiana Economic
  Development RB Series 1997B
   4.90%, 07/07/00                                       3,430            3,430
St. Joseph County, Indiana Educational
  Facilities RB (University of Notre
  Dame) Series 2000
   4.70%, 07/07/00                                       5,000            5,000
                                                                     ----------
                                                                         76,980
                                                                     ----------
IOWA -- 0.4%
Iowa Student Loan Liquidity Corp.
  Student Loan RB Series 1988B
   4.80%, 07/07/00                                      33,300           33,300
Saint Joseph County, Iowa Economical
  Development Authority (Western
  Manor)
   4.90%, 07/07/00                                       2,130            2,130
                                                                     ----------
                                                                         35,430
                                                                     ----------
KANSAS -- 0.4%
Kansas State Development Finance
  Authority M/F Housing RB (Bluffs
  Olathe Apartments) Series 1998X
   5.35%, 07/07/00                                       9,500            9,500

                                                         Par            Value
                                                      --------       ----------
Olathe, Kansas IDRB (Garmin
  International Inc. Project) Series 1995
   5.00%, 07/07/00                                    $  1,700       $    1,700
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Cessna
  Service Center Project)
   5.00%, 07/07/00                                       4,985            4,985
Wichita, Kansas Airport Facilities
  Revenue Refunding Bonds (Flight
  Safety International, Inc. Project)
   4.90%, 07/07/00                                      16,170           16,170
                                                                     ----------
                                                                         32,355
                                                                     ----------
KENTUCKY -- 1.4%
Elizabethtown, Kentucky IDRB (Aztec
  Project)
   4.95%, 07/07/00                                       3,000            3,000
Henderson County, Kentucky Solid
  Waste Disposal RB (Hudson Foods, Inc.
  Project)
   4.95%, 07/07/00                                      14,500           14,500
Jefferson County, Kentucky Sports
  Stadium RB (University of Louisville
  Athletic Department)
   4.85%, 07/07/00                                       7,500            7,500
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1991E
   4.65%, 07/07/00                                      37,900           37,900
Kentucky Higher Education Student
  Loan Corp. Insured Student Loan RB
  Series 1996A
   4.65%, 07/07/00                                      23,850           23,850
Lebanon, Kentucky IDRB (Wallace
  Computer Services, Inc.)
   4.80%, 07/07/00                                       5,000            5,000
Maysville, Kentucky Industrial Building
  RB (Green Tokai Building)
   4.95%, 07/07/00                                       5,740            5,740
Murray, Kentucky IDA Revenue
  Refunding Bonds (Dean Foods Co.
  Project)
   4.90%, 07/07/00                                       6,000            6,000
Owensboro, Kentucky Limited Obligation
  RB (Dart Polymers, Inc. Project)
  Series 1985A
   4.60%, 07/07/00                                       1,900            1,900

34

                                                         Par            Value
                                                      --------       ----------
Richmond, Kentucky IDRB (Mikron
  Project)
   5.00%, 07/07/00                                    $  8,375       $    8,375
Wilson County, Kentucky IDB RB
  (Perma Pipe Project)
   5.05%, 07/07/00                                       3,150            3,150
                                                                     ----------
                                                                        116,915
                                                                     ----------
LOUISIANA -- 0.5%
Calcasieu Parish, Lousiana IDB
  (Weingarten Realty Project)
   4.90%, 07/07/00                                       1,990            1,990
Lafayette Parish, Louisiana IDRB
  (Westwood Village Project)
   4.90%, 07/07/00                                       3,635            3,635
Lake Charles, Louisiana Harbor
  Improvement RB (Port Improvement
  Global Industries Project)
   4.75%, 07/07/00                                      15,000           15,000
New Orleans, Louisiana Aviation Board
  RB Series 1993B
   4.80%, 07/07/00                                      21,935           21,935
                                                                     ----------
                                                                         42,560
                                                                     ----------
MARYLAND -- 0.5%
Maryland State Economic Development
  Corp. IDRB (Dixon Valve Project)
   4.90%, 07/07/00                                       4,000            4,000
Maryland State Health & Higher
  Education Facility Authority RB
  (Mercey Ridge Project)
   4.80%, 07/07/00                                      25,000           25,000
Maryland State Health & Higher
  Education Facility Authority Pooled
  Loan Program RB (Kennedy Krieger
  Project) Series 1993D
   4.75%, 07/07/00                                       2,000            2,000
Montgomery County, Maryland Housing
  Opportunity Commission Housing RB
  (Draper Lane Project) Series 1991I
   5.05%, 07/07/00                                      16,600           16,600
                                                                     ----------
                                                                         47,600
                                                                     ----------
MASSACHUSETTS -- 0.0%
Massachussets Industrial Finance
  Authority (Arkansas Electronic
  Products Corp. Project)
   4.90%, 07/07/00                                       3,300            3,300
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
MICHIGAN -- 1.0%
Grand Rapids, Michigan Economic
  Development Corp. RB (Amway Hotel
  Corp. Project) Series 1991A
   4.75%, 07/07/00                                    $  7,755       $    7,755
Michigan State Hospital Finance
  Authority RB (Martin Luther Memorial
  Home Inc. Project)
   4.80%, 07/07/00                                       8,380            8,380
Michigan State Strategic Fund Ltd.
  Obligation RB (Advance Plastics Corp.)
   4.95%, 07/07/00                                       1,730            1,730
Michigan State Strategic Fund Ltd.
  Obligation RB (American Cancer
  Society Great Lakes)
   4.95%, 07/07/00                                       6,000            6,000
Michigan State Strategic Fund Ltd.
  Obligation RB (EPI Printers Inc. Project)
   4.95%, 07/07/00                                       3,600            3,600
Michigan State Strategic Fund Ltd.
  Obligation RB (John Widdicomb Co.
  Project)
   4.80%, 07/07/00                                       1,970            1,970
Michigan State Strategic Fund Ltd.
  Obligation RB (Manufacturer's Project)
  Series 1991
   4.80%, 07/07/00                                       1,465            1,465
Michigan State Strategic Fund Ltd.
  Obligation RB (Mechanics Uniform
  Rental Project)
   4.95%, 07/07/00                                       1,000            1,000
Michigan State Strategic Fund Ltd.
  Obligation RB (United Machining
  Project) Series 1998
   4.95%, 07/07/00                                       6,000            6,000
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998
   4.95%, 07/07/00                                       4,010            4,010
Michigan State Strategic Fund Ltd.
  Obligation RB Series 1998B
   4.95%, 07/07/00                                       1,895            1,895
Oakland County, Michigan Economic
  Development Corp. (Husky Envelope
  Products Inc. Project)
   4.95%, 07/07/00                                       2,500            2,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series 1996A
   4.90%, 07/07/00                                    $  6,100       $    6,100
Wayne Charter County, Michigan
  Airport RB (Detroit Metropolitan
  County Project) Series 1996B
   4.80%, 07/07/00                                      34,440           34,440
                                                                     ----------
                                                                         86,845
                                                                     ----------
MINNESOTA -- 0.5%
Bloomington, Minnesota Port Authority
  Special Tax Revenue Refunding Bond
  (Mall of America Project) Series 1999B
   4.85%, 07/07/00                                       5,000            5,000
Hennepin County, Minnesota Unlimited
  GO Series 1995C
   4.80%, 07/07/00                                       1,000            1,000
Hennepin County, Minnesota Unlimited
  GO Series 1996C
   4.95%, 07/07/00                                       4,350            4,350
Mendota Heights, Minnesota IDRB
  (Dakota Business Plaza Project)
   5.20%, 07/07/00                                       2,300            2,300
Minnesota Agriculture & Economic
  Development RB (Evangelical Lutheran
  Project)
   4.85%, 07/07/00                                       7,800            7,800
Minnesota State Higher Education
  Facilities Authority RB (Carleton
  College) Series 2000G
   4.95%, 07/07/00                                      12,000           12,000
Minnesota State Higher Education
  Facilities Authority RB (University of
  St. Thomas Project)
   4.70%, 07/07/00                                       8,800            8,800
                                                                     ----------
                                                                         41,250
                                                                     ----------
MISSISSIPPI -- 0.1%
Mississippi Business Finance Authority
  IDRB (Clopay Building Products Co.
  Project) Series 1999
   4.90%, 07/07/00                                       3,300            3,300
Mississippi Business Financial Corp.
  IDRB (Electric Mills Wood Project)
   4.85%, 07/07/00                                       5,000            5,000
                                                                     ----------
                                                                          8,300
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
MISSOURI -- 0.2%
Missouri State Development Finance
  Board IDRB (H.R. Williams Mill
  Supply Project) Series 1995
   5.05%, 07/07/00                                    $  3,100       $    3,100
Missouri State Development Finance
  Board IDRB (Milbank Manufacturing
  Co. Project)
   5.15%, 07/07/00                                       3,000            3,000
Missouri State Health and Educational
  Facilities Authority Health Facilities RB
  (National Benevolent Association
  Project)
   4.65%, 07/07/00                                       2,805            2,805
St. Clair, Missouri IDA RB (Private
  Dynaquip)
   4.85%, 07/07/00                                       1,700            1,700
St. Louis, Missouri IDA RB (Kessler
  Container Project)
   4.85%, 07/07/00                                       2,500            2,500
Washington, Missouri IDA RB (Pauwels
  Transformer Project)
   5.20%, 07/07/00                                       3,500            3,500
                                                                     ----------
                                                                         16,605
                                                                     ----------
MONTANA -- 0.0%
Clay County, Montana IDRB (KC Salad
  Real Estate Project)
   4.90%, 07/07/00                                       2,000            2,000
                                                                     ----------
NEBRASKA -- 0.2%
Dodge County, Nebraska IDRB (Oilgear
  Project)
   4.85%, 07/07/00                                       2,230            2,230
Nebraska Higher Education Loan
  Program RB (Nebhelp Inc. Student
  Loan Project) Series 1988C
   4.80%, 07/07/00                                       4,150            4,150
Stanton County, Nebraska IDRB (Nucor
  Corp. Project) Series 1996
   5.00%, 07/07/00                                      10,500           10,500
                                                                     ----------
                                                                         16,880
                                                                     ----------

36

                                                         Par            Value
                                                      --------       ----------
NEVADA -- 0.3%
Clark County, Nevada Airport
  Improvement RB Series 1993A
   4.70%, 07/07/00                                    $    300       $      300
Clark County, Nevada Airport
  Improvement RB (System Subordinate
  Lien) Series 1995A2
   5.05%, 07/07/00                                       1,300            1,300
Clark County, Nevada Economic
  Development RB (University of Nevada
  Las Vegas Project)
   4.75%, 07/07/00                                       1,545            1,545
Nevada Housing Division M/F Housing
  RB (Apache Pines Apartments Project)
  Series 1999A
   4.90%, 07/07/00                                       7,415            7,415
Nevada Housing Division M/F Housing
  RB Series 1989A
   4.65%, 07/07/00                                       5,600            5,600
Nevada Housing Division Multi-Unit
  Housing RB (City Center Project)
  Series 2000A
   5.10%, 07/07/00                                       9,350            9,350
                                                                     ----------
                                                                         25,510
                                                                     ----------
NEW HAMPSHIRE -- 0.1%
New Hampshire State HFA M/F Housing
  RB (Fairways Project-1)
   4.95%, 07/07/00                                       7,000            7,000
                                                                     ----------
NEW JERSEY -- 0.5%
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   4.50%, 07/07/00                                         500              500
Monmouth County, New Jersey
  Improvement Authority Pooled
  Government Loan Program
   4.50%, 07/07/00                                       9,700            9,700
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998B
   4.50%, 07/07/00                                         500              500

                                                         Par            Value
                                                      --------       ----------
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (New Jersey Natural Gas Co.)
  Series 1998C
   4.50%, 07/07/00                                    $  2,000       $    2,000
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (Nui Corp. Project)
   4.35%, 07/01/00                                       2,200            2,200
New Jersey Economic Development
  Authority RB (Public Service Electric
  & Gas Co. Project) Series 1995A
   4.60%, 07/07/00                                       8,200            8,200
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A
   4.30%, 07/01/00                                         100              100
New Jersey Economic Development
  Authority Thermal Energy Facilities RB
  (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   4.35%, 07/07/00                                         150              150
New Jersey Health Care Facility Financing
  Authority Revenue Refunding Bonds
  (Christian Health Project) Series 1998B
   4.70%, 07/07/00                                         500              500
New Jersey Sports & Exposition Authority
  RB Series 1992C
   4.35%, 07/07/00                                         225              225
New Jersey State Turnpike Authority RB
  Series 1991D
   4.20%, 07/07/00                                      10,500           10,500
Salem County, New Jersey Pollution
  Control Financing Authority RB (Public
  Service Electric & Gas Project)
  Series 1997
   4.70%, 07/07/00                                       6,600            6,600
Union City, New Jersey Industrial
  Pollution Control Financing Authority
  RB (Exxon Project)
   3.60%, 07/01/00                                       2,000            2,000
                                                                     ----------
                                                                         43,175
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
NEW MEXICO -- 0.9%
Albuquerque, New Mexico Airport RB
  (Subordinated Lien) Series 1996A
   4.80%, 07/07/00                                    $ 16,000       $   16,000
Belen, New Mexico IDRB (Solo Cup, Inc.
  Project)
   4.90%, 07/07/00                                       3,250            3,250
New Mexico State Highway Commission
  RB (Subordinate Lein)
   4.70%, 07/07/00                                      39,835           39,835
Santa Fe, New Mexico Gross Receipts
  Tax RB (Wastewater Systems)
  Series 1997B
   4.80%, 07/07/00                                      17,300           17,300
                                                                     ----------
                                                                         76,385
                                                                     ----------
NEW YORK -- 0.7%
Albany-Dougherty County, New York
  Hospital Authority RB (Phoebe Putney
  Memorial Hospital Project) Series 1996
   4.85%, 07/07/00                                      11,000           11,000
Dutchess County, New York IDA Civic
  Facilities RB (Trinity Pawling School
  Corp. Project)
   4.65%, 07/07/00                                       2,000            2,000
Erie County, New York IDA Life Care
  Community RB (Episcopal Church
  Home Project) Series 1998B
   4.65%, 07/07/00                                       1,205            1,205
Long Island, New York Power Authority
   4.40%, 07/07/00                                       4,100            4,100
New York City, New York IDA IDRB
  (Allway Tools Inc. Project)
   4.80%, 07/07/00                                       1,845            1,845
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   4.45%, 07/07/00                                       3,000            3,000
New York City, New York Special Facility
  RB (Korean Airlines Co. Project)
  Series 1997A
   4.70%, 07/07/00                                       4,400            4,400
New York City, New York Transit Cultural
  Resource Revenue Refunding Bonds
  (American Museum of Natural History)
  Series 1993A
   4.45%, 07/07/00                                       2,675            2,675

                                                         Par            Value
                                                      --------       ----------
New York City, New York Transitional
  Finance Authority RB Series 1998A-1
   4.65%, 07/07/00                                    $  2,500       $    2,500
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   4.45%, 07/07/00                                         900              900
New York State HFA RB (101 West End
  Avenue Project) Series 1999A
   4.70%, 07/07/00                                       1,200            1,200
New York State HFA RB (Chelsea Arms
  Housing Project) Series A
   4.45%, 07/07/00                                       4,000            4,000
New York State HFA RB (Mount Sinai
  School Of Medicine) Series A
   4.55%, 07/07/00                                         330              330
New York State HFA RB
   4.70%, 07/07/00                                       2,100            2,100
New York State Local Government
  Assistance Corp. RB Series 1995F
   4.30%, 07/07/00                                         700              700
Niagara County, New York IDA IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   4.40%, 07/07/00                                       1,600            1,600
Triborough Bridge & Tunnel Authority,
  New York General Purpose RB
  Series 1999C
   4.25%, 07/07/00                                      11,800           11,800
Yonkers, New York IDA Civic Facilities RB
  (Consumers Union Facility Project)
   4.65%, 07/07/00                                         500              500
                                                                     ----------
                                                                         55,855
                                                                     ----------
NORTH CAROLINA -- 1.5%
Burke County, North Carolina Industrial
  Facilities Pollution Control Financing
  Authority Industrial RB (Bauer
  Industries Inc. Project)
   4.95%, 07/07/00                                       3,155            3,155
Charlotte, North Carolina Airport
  Revenue Refunding Bonds Series 1997A
   4.80%, 07/07/00                                      20,040           20,040
Concord, North Carolina COP (Concord
  Project) Series A (a)
   4.75%, 07/07/00                                       8,200            8,200

38

                                                         Par            Value
                                                      --------       ----------
Forsyth County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Plymouth
  Printing Project)
   4.95%, 07/07/00                                    $  2,120       $    2,120
Gates County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authorty Revenue IDRB (Coxe-Lewis
  Project)
   5.00%, 07/07/00                                       1,925            1,925
Guilford County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Camco
  Manufacturing Project) Series 1996
   4.85%, 07/07/00                                       1,900            1,900
Guilford County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Crescent
  Sleep Project)
   5.05%, 07/07/00                                       5,900            5,900
Guilford County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Culp Inc.
  Project)
   4.85%, 07/07/00                                       3,825            3,825
Guilford County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Neal
  Manufacturing Project)
   4.85%, 07/07/00                                       2,700            2,700
Guilford County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority RB (Vitafoam Inc.
  Project)
   4.85%, 07/07/00                                       5,500            5,500
Johnston County, North Carolina
  Industrial Facilites & Pollution Control
  Financing Authority RB (Flanders
  Corp. Project)
   4.90%, 07/07/00                                       4,500            4,500
North Carolina Educational Facilities
  Finance Agency RB (Davidson College)
  Series 2000B
   4.75%, 07/07/00                                      19,000           19,000
North Carolina Educational Facilities
  Finance Agency RB (Cannon School
  Project)
   4.75%, 07/07/00                                       6,500            6,500

                                                         Par            Value
                                                      --------       ----------
North Carolina Educational Facilities
  Finance Agency RB (High Point
  University Project)
   4.75%, 07/07/00                                    $  5,510       $    5,510
North Carolina Educational Facilities
  Finance Agency RB (Queens College)
  Series 1999B
   4.75%, 07/07/00                                      11,270           11,270
North Carolina Medical Care
  Community Hospital Health Care
  Facilities (Presbyterian Home)
   4.75%, 07/07/00                                       8,500            8,500
Rowan County, North Carolina
  Industrial Facilities Pollution Control
  Financing Authority (Taylor-Clay
  Products Project)
   4.85%, 07/07/00                                       5,000            5,000
Sampson County, North Carolina
  Industrial Facilities & Pollution Control
  Financing Authority IDRB (Crumpler
  Plastic Project)
   4.85%, 07/07/00                                       4,100            4,100
Union County, North Carolina Industrial
  Facilities & Pollution Control Financing
  Authority RB (Rock-Tenn Converting
  County Project) Series 1997
   4.90%, 07/07/00                                       1,750            1,750
Wilmington, North Carolina Housing
  Authority M/F Housing RB (Garden
  Lake Estates Project) Series 1999
   4.90%, 07/07/00                                       7,280            7,280
                                                                     ----------
                                                                        128,675
                                                                     ----------
NORTH DAKOTA -- 0.1%
Richland County, North Dakota IDRB
  (Minn-Dak Farmers Co-Op Project)
  Series 1986B
   5.10%, 07/07/00                                         940              940
Richland County, North Dakota Solid
  Waste Disposal RB (Minn-Dak Farmers
  Co-Op Project) Series 1996A
   5.10%, 07/07/00                                      10,330           10,330
                                                                     ----------
                                                                         11,270
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
OHIO -- 0.7%
Cleveland, Ohio Airport System RB
  Series 1997D
   4.80%, 07/07/00                                    $ 22,180       $   22,180
Columbus, Ohio Electric System RB
  Series 1984
   4.20%, 07/07/00                                       5,780            5,780
Cuyahoga County, Ohio Economic
  Development RB (Hathaway Brown
  School Project) Series 1999
   4.75%, 07/07/00                                      14,650           14,650
Ohio Air Quality Development Authority
  RB (JMG Funding, LP) Series 1994A
   5.00%, 07/07/00                                       2,900            2,900
Ohio Air Quality Development Authority
  RB (Ltd. Partnership Project)
  Series 1994B
   4.90%, 07/07/00                                      14,400           14,400
Ohio HFA M/F Housing RB (Kenwood
  Congregate Retirement Community
  Project) Series 1985
   4.30%, 07/07/00                                       2,000            2,000
                                                                     ----------
                                                                         61,910
                                                                     ----------
OKLAHOMA -- 1.4%
Creek County, Oklahoma Industrial
  Authority IDRB (Henry Vogt Mach
  Project) Series 1990
   4.95%, 07/07/00                                       2,000            2,000
Garfield County, Oklahoma IDRB (Bank
  of Commerce Group Inc. Project)
   4.80%, 07/07/00                                       7,265            7,265
Muldrow, Oklahoma Public Works
  Authority IDRB (Oklahoma Foods
  Project)
   5.15%, 07/07/00                                       7,000            7,000
Oklahoma County, Oklahoma Industrial
  Authority RB (National Cowboy Hall
  of Fame Project) Series 1999
   4.75%, 07/07/00                                       2,380            2,380
Oklahoma Development Finance
  Authority RB (Shawnee Funding Ltd.)
   4.90%, 07/07/00                                       4,000            4,000
Oklahoma State Student Loan Authority
  RB Series 1996A
   4.75%, 07/07/00                                      31,980           31,980

                                                         Par            Value
                                                      --------       ----------
Oklahoma State Student Loan Authority
  RB Series 1997A
   4.80%, 07/07/00                                    $ 33,000       $   33,000
Oklahoma State Student Loan Authority
  RB Series 1998A
   4.80%, 07/07/00                                      25,100           25,100
Tulsa, Oklahoma IDA RB (Thomas &
  Betts Project) Series 1991
   4.90%, 07/07/00                                         700              700
Tulsa, Oklahoma Industrial Authority
  Hospital RB (YMCA of Greater Tulsa
  Project) Series 1999
   4.75%, 07/07/00                                       2,900            2,900
                                                                     ----------
                                                                        116,325
                                                                     ----------
OREGON -- 0.7%
Oregon State Economic Development
  Authority RB (Kettle Foods Project)
  Series 186 (a)
   4.85%, 07/07/00                                       6,450            6,450
Oregon State Economic Development
  Authority RB (Pendleton Flour Mills
  Project) Series 1982
   5.00%, 07/07/00                                       6,300            6,300
Oregon State Economic Development
  Commission Economic & IDRB
   4.80%, 07/07/00                                       4,100            4,100
Oregon State Health, Housing,
  Educational, & Cultural Facilities
  Authority RB (Quatama Crossing
  Housing Project)
   4.75%, 07/07/00                                       2,440            2,440
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project)
   4.85%, 07/07/00                                      28,000           28,000
Port of Portland, Oregon Special
  Obligation RB (Portland Bulk
  Terminals Limited Liability Corp.
  Project) Series 1999
   4.85%, 07/07/00                                       6,000            6,000
Portland, Oregon M/F Housing RB
  (Village of Lovejoy Fountain)
   4.85%, 07/07/00                                       7,000            7,000
                                                                     ----------
                                                                         60,290
                                                                     ----------

40

                                                         Par            Value
                                                      --------       ----------
PENNSYLVANIA -- 4.5%
Allegheny County, Pennsylvania IDA RB
   4.60%, 07/01/00                                    $    100       $      100
Allegheny County, Pennsylvania IDA RB
  (Longwood at Oakmont)
   4.60%, 07/01/00                                         100              100
Allegheny County, Pennsylvania IDA RB
  (USX Corp. Project)
   4.60%, 07/07/00                                      11,000           11,000
Bucks County, Pennsylvania IDA
  (Klearfold Project)
   5.00%, 07/07/00                                       1,000            1,000
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria
  Cogen Co. Project) Series 1998A1
   4.80%, 07/07/00                                      52,500           52,500
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project) Series 1998A2
   4.80%, 07/07/00                                      16,390           16,390
Dauphin County, Pennsylvania General
  Authority RB (All Health Pooled
  Financing Program)
   4.85%, 07/07/00                                       7,250            7,250
Dauphin County, Pennsylvania General
  Authority RB (Education & Health
  Loan Program) Series 1997
   4.85%, 07/07/00                                       8,930            8,930
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   4.85%, 07/07/00                                       2,035            2,035
Easton, Pennsylvania City School
  District GO
   4.85%, 07/07/00                                       3,900            3,900
Montgomery County, Pennsylvania IDA
  RB (Seton Medical Co.)
   5.05%, 07/07/00                                       5,000            5,000
Montgomery County, Pennsylvania
  Redevelopment Authority M/F Housing
  Revenue Refunding Bonds (Glenmore
  Assoc. Project) Series A
   4.70%, 07/07/00                                         350              350
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   4.80%, 07/07/00                                      28,375           28,375

                                                         Par            Value
                                                      --------       ----------
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988C
   4.75%, 07/07/00                                    $  4,130       $    4,130
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1994A
   4.75%, 07/07/00                                      16,900           16,900
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1995A
   4.75%, 07/07/00                                      23,000           23,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1997A
   5.10%, 07/07/00                                      49,300           49,300
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1999A
   4.80%, 07/07/00                                      48,200           48,200
Pennsylvania State Higher Education
  Assistance Agency Student Loan RB
  Series 2000A
   5.10%, 07/07/00                                       5,000            5,000
Philadelphia, Pennsylvania IDA RB
  (30th Street Station Project) Series 1987
   4.30%, 07/07/00                                      15,700           15,700
Philadelphia, Pennsylvania IDA RB
  (City Line Holiday Inn Project)
  Series 1996
   4.70%, 07/07/00                                       6,700            6,700
Philadelphia, Pennsylvania Water &
  Waste RB Series 1997B
   4.70%, 07/07/00                                      12,510           12,510
Quakertown, Pennsylvania General
  Authority Pooled Financing Program
  Series A
   4.75%, 07/07/00                                      14,257           14,257
Quakertown, Pennsylvania General
  Authority Series 1998A
   4.75%, 07/07/00                                       1,400            1,400
Schuylkill County, Pennsylvania IDA
  Resource Recovery RB (Gilberton
  Power Project) Series 1985
   4.75%, 07/07/00                                       1,550            1,550

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
State Public School Building Authority,
  Pennsylvania School RB (Parkland
  School Distict) Series 1999D
   4.85%, 07/07/00                                    $  4,700       $    4,700
Washington County, Pennsylvania
  Authority Lease RB (Girard Estate
  Refunding Project) Series 1999
   4.85%, 07/07/00                                      34,040           34,040
Washington County, Pennsylvania
  Authority Lease RB Municipal
  Facilities Series 1995B-1
   4.90%, 07/07/00                                       7,222            7,222
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren)
   4.80%, 07/07/00                                         600              600
                                                                     ----------
                                                                        382,139
                                                                     ----------
RHODE ISLAND -- 0.6%
Rhode Island State Consolidated Capital
  Development Loan Series 1999B
   4.55%, 07/07/00                                      14,000           14,000
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1995-1
   4.85%, 07/07/00                                      12,300           12,300
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-2
   4.85%, 07/07/00                                      10,000           10,000
Rhode Island State Student Loan
  Authority Higher Education Loan RB
  Series 1996-3
   4.85%, 07/07/00                                      18,000           18,000
                                                                     ----------
                                                                         54,300
                                                                     ----------
SOUTH CAROLINA -- 0.4%
Dorchester County, South Carolina
  Pollution Control Facilities RB (BOC
  Group Inc. Project)
   4.80%, 07/07/00                                       3,000            3,000
Greenville, South Carolina County &
  City IDRB (Stevens Aviation Technology
  Services Project)
   4.90%, 07/07/00                                       3,500            3,500

                                                         Par            Value
                                                      --------       ----------
South Carolina Economic Development
  Authority Hospital Facility RB (Sanders
  Brothers Construction Project)
   4.90%, 07/07/00                                    $  2,100       $    2,100
South Carolina Jobs Economic
  Development Authority IDRB (Electric
  City Printing Project)
   4.90%, 07/07/00                                       2,600            2,600
South Carolina Jobs Economic
  Development Authority RB (Brown
  Packaging Co. Project)
   4.90%, 07/07/00                                       3,300            3,300
South Carolina Jobs Economic
  Development Authority RB (Specialty
  Minerals Project)
   4.90%, 07/07/00                                       4,600            4,600
South Carolina Jobs Economic
  Development Authority RB (Thomas
  & Betts Corp. Project)
   4.90%, 07/07/00                                       3,100            3,100
South Carolina State Housing Finance
  & Development Authority M/F Housing
  RB (Ashley Apartments Project)
  Series 1999
   4.90%, 07/07/00                                       4,300            4,300
Spartanburg County, South Carolina IDA
  RB (Bemis, Inc.)
   4.80%, 07/07/00                                       4,750            4,750
                                                                     ----------
                                                                         31,250
                                                                     ----------
SOUTH DAKOTA -- 0.2%
South Dakota State Health & Educational
  Facilities Authority RB (Mckenna
  Hospital) Series 1994
   4.85%, 07/07/00                                      15,930           15,930
South Dakota State Health & Educational
  Facilities Authority RB (Sioux Valley
  Hospital) Series 1992A
   4.85%, 07/07/00                                       4,900            4,900
                                                                     ----------
                                                                         20,830
                                                                     ----------
TENNESSEE -- 2.0%
Chattanooga, Tennesse IDRB (National
  Print Group Inc. Project)
   4.95%, 07/07/00                                       2,300            2,300
Chattanooga, Tennessee Health Education
  & Housing Facility Board RB (Baylor
  School Project)
   4.80%, 07/07/00                                       2,135            2,135

42

                                                         Par            Value
                                                      --------       ----------
Franklin County, Tennessee IDRB
  (Hi-Tech Project) Series 1997
   4.95%, 07/07/00                                    $  6,000       $    6,000
Huntingdon, Tennessee Industrial
  Development Board IDRB (Associated
  Rubber Co. Project) Series 1999
   4.90%, 07/07/00                                       2,500            2,500
Jackson County, Tennessee IDRB Solid
  Waste Facilities (Ameristeel Corp.
  Project)
   4.85%, 07/07/00                                       3,800            3,800
McMinn County, Tennessee Industrial
  Development Board Solid Waste
  Disposal RB (Bowater, Inc. Project)
   4.90%, 07/07/00                                      13,500           13,500
Metropolitan Nashville & Davidson
  County, Tennessee IDRB (Bind
  Technologies Inc.)
   4.85%, 07/07/00                                       3,650            3,650
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Crest) Series 1985B
   4.80%, 07/07/00                                       7,550            7,550
Metropolitan Nashville & Davidson
  County, Tennessee M/F Housing IDRB
  (Arbor Knoll) Series 1985A
   4.80%, 07/07/00                                       1,000            1,000
Montgomery County, Tennessee Public
  Building Authority Pooled Financing RB
  (Tennessee County Loan Poll)
   4.75%, 07/07/00                                       6,975            6,975
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C1
   4.80%, 07/07/00                                       5,300            5,300
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995C3
   4.80%, 07/07/00                                      10,000           10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1995E3
   4.80%, 07/07/00                                       2,635            2,635
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996A
   4.80%, 07/07/00                                       7,000            7,000

                                                         Par            Value
                                                      --------       ----------
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996D1
   4.80%, 07/07/00                                    $  2,755       $    2,755
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E1
   4.80%, 07/07/00                                       5,800            5,800
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996E4
   4.80%, 07/07/00                                       3,000            3,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F1
   4.80%, 07/07/00                                       9,000            9,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996F2
   4.80%, 07/07/00                                       8,135            8,135
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1996G
   4.80%, 07/07/00                                       6,290            6,290
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series 1997I-A1
   4.80%, 07/07/00                                      10,000           10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series II-C
   4.80%, 07/07/00                                         985              985
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III -C1
   4.80%, 07/07/00                                      10,815           10,815
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series III-B1
   4.90%, 07/07/00                                      10,000           10,000
Sevier County, Tennessee Public Building
  Authority Local Government Public
  Improvement Bonds Series IV-A1
   4.70%, 07/01/00                                       3,000            3,000
Shelby County, Tennessee Health,
  Education, & Housing Facilities Board
  Educational Facilities RB (Rhodes College)
   4.75%, 07/07/00                                      15,465           15,465

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Sumner County, Tennessee Health,
  Education, & Housing Facilities Board
  RB (Hospital Alliance Pooled Program)
  Series 1999A
   4.90%, 07/07/00                                    $ 15,000       $   15,000
                                                                     ----------
                                                                        174,590
                                                                     ----------
TEXAS -- 6.7%
Amarillo, Texas Health Facilities Corp.
  Hospital RB (High Plains Baptist
  Hospital) Series 1985
   5.00%, 07/07/00                                       3,000            3,000
Amarillo, Texas Health Facilities Corp.
  Revenue Refunding Bonds
   4.85%, 07/07/00                                       3,155            3,155
Bexar County, Texas Health Facilities
  Development Corp. RB (Chandler
  Memorial Home Project) Series 1995
   4.80%, 07/07/00                                       4,605            4,605
Brazos River, Texas Higher Education
  Authority RB Series 1993B1
   4.80%, 07/07/00                                      34,500           34,500
Brownsville County, Texas Industrial
  Development Corp. Revenue Refunding
  Bonds (Rich Seapak Corp. Project)
   4.90%, 07/07/00                                       3,750            3,750
Central Waco, Texas Development Corp.
  IDRB (H.E. Butt Grocery Project)
   4.70%, 07/07/00                                       2,400            2,400
Collin County, Texas HFA M/F Housing
  RB (Huntington Apartments Project)
   4.92%, 07/07/00                                       6,150            6,150
Euless, Texas IDA RB (Ferguson
  Enterprises, Inc. Project)
   4.80%, 07/07/00                                       4,950            4,950
Grand Prairie, Texas IDA IDRB (NTA
  Leasing Co. Project) Series 1994
   4.85%, 07/07/00                                       1,840            1,840
Gulf Coast, Texas IDA RB (Gruma Corp.
  Project)
   4.80%, 07/07/00                                       6,440            6,440
Hays, Texas Memorial Health Facilities
  Development Corp. Hospital RB
  (AHS Sunbelt Central Texas Medical
  Center Project) Series 1990A
   4.80%, 07/07/00                                       7,900            7,900

                                                         Par            Value
                                                      --------       ----------
Lavaca-Navidad River Authority, Texas
  Water Supply System Contract RB
  (Formosa Plastics Corp. Project) (a)
   4.95%, 07/07/00                                    $ 13,600       $   13,600
Lubbock, Texas Educational Facilities
  Authority RB (Lubbock Christian
  University Project)
   4.80%, 07/07/00                                       6,600            6,600
Mansfield, Texas Industrial Development
  Corp. RB (Southern Champion Tray
  Project) Series 1999
   4.90%, 07/07/00                                       3,400            3,400
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds (Texas Student Loan
  Project)
   4.65%, 07/07/00                                       9,000            9,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1987A
   4.80%, 07/07/00                                      87,750           87,750
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996A
   4.70%, 07/07/00                                       7,400            7,400
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996B
   4.70%, 07/07/00                                       4,000            4,000
North Texas Higher Education Authority
  Income Tax Student Loan Revenue
  Refunding Bonds Series 1996D
   4.70%, 07/07/00                                       4,000            4,000
North Texas Higher Education Authority,
  Inc. Student Loan RB Series 1996C
   4.70%, 07/07/00                                       3,500            3,500
North Texas Higher Education Authority,
  Inc. Student Loan RB Series 2000A
   4.65%, 07/07/00                                      43,000           43,000
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1991A
   4.80%, 07/07/00                                      23,000           23,000
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A
   4.80%, 07/07/00                                      15,500           15,500

44

                                                         Par            Value
                                                      --------       ----------
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1992A1
   4.80%, 07/07/00                                    $  2,400       $    2,400
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1993A
   4.80%, 07/07/00                                      13,300           13,300
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1995A
   4.80%, 07/07/00                                      18,300           18,300
Panhandle Plains, Texas Higher
  Education Authority Student Loan RB
  Series 1997X
   4.80%, 07/07/00                                      18,300           18,300
Robertson County, Texas Industrial
  Development Corp. IDRB (Sanderson
  Farms Project) Series 1995
   4.90%, 07/07/00                                       3,700            3,700
San Antonio, Texas IDA IDRB (Gruma
  Corp. Project)
   4.80%, 07/07/00                                       4,095            4,095
South Texas Higher Education Authority
  Student Loan RB
   4.80%, 07/07/00                                     120,200          120,200
South Texas Higher Education Authority
  Student Loan RB Series 1997Z
   4.80%, 07/07/00                                       7,000            7,000
Tarrant County, Texas IDRB (Mortex
  Products Inc. Project)
   5.05%, 07/07/00                                       4,000            4,000
Texas Capital Health Facilities
  Development Corp. RB (Island On Lake
  Travis Ltd. Project)
   4.80%, 07/07/00                                       8,500            8,500
Texas Municipal Gas Corp. Gas Reserve
  RB Weekly Senior Lien
   4.70%, 07/07/00                                      65,935           65,935
Texas State Department of Housing &
  Community Affairs M/F Housing RB
  (Creek Point Apartments Project)
   4.95%, 07/07/00                                       7,200            7,200
Trinity River Authority, Texas Pollution
  Control RB (Lafarge Corp. Project)
   4.90%, 07/07/00                                       5,100            5,100
                                                                     ----------
                                                                        577,470
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
UTAH -- 1.8%
Utah State Board of Regents Student
  Loan RB Series 1993A
   4.65%, 07/07/00                                    $ 26,850       $   26,850
Utah State Board of Regents Student
  Loan RB Series 1995L
   4.70%, 07/07/00                                      13,750           13,750
Utah State Board of Regents Student
  Loan RB Series 1996Q
   4.70%, 07/07/00                                      49,700           49,700
Utah State Board of Regents Student
  Loan RB Series 1997R
   4.70%, 07/07/00                                      50,355           50,355
Utah State GO Series 1999C
   4.55%, 07/07/00                                       4,100            4,100
Utah State GO Series 1999D
   4.55%, 07/07/00                                       6,000            6,000
Woods Cross City, Utah M/F RB
  (Spring Wood Apartments)
   4.80%, 07/07/00                                       3,605            3,605
                                                                     ----------
                                                                        154,360
                                                                     ----------
VERMONT -- 0.2%
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc.
  Project) Series 1999A
   4.95%, 07/07/00                                      17,000           17,000
Vermont Economic Development
  Authority IDRB (AGRI Mark, Inc.
  Project) Series 1999B
   4.95%, 07/07/00                                       1,000            1,000
                                                                     ----------
                                                                         18,000
                                                                     ----------
VIRGINIA -- 0.2%
King George County, Virgina IDA Solid
  Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996
   4.85%, 07/07/00                                       3,700            3,700
Loudoun County, Virginia IDRB
  (Electronic Instrumentation Project)
   4.90%, 07/07/00                                       2,560            2,560
Portsmouth, Virginia Redevelopment &
  Housing Authority M/F Housing RB
  (Churchland North Apartments Project)
   4.90%, 07/07/00                                       1,500            1,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Staunton, Virginia IDRB (Diebold Inc.-
  Staunton Project) Series 1997
   4.85%, 07/07/00                                    $  2,835       $    2,835
Virginia Beach, Virginia Development
  Authority M/F Housing RB (Silver Hill
  at Thalia LLC Project) Series 1999
   4.90%, 07/07/00                                       4,400            4,400
                                                                     ----------
                                                                         14,995
                                                                     ----------
WASHINGTON -- 2.3%
Algona, Washington Economic
  Development Corp. IDRB (Aitchison
  Family Partnership Project)
   4.80%, 07/07/00                                       2,590            2,590
Douglas County, Washington Water
  Economic Development RB
   4.90%, 07/07/00                                       6,500            6,500
Everett, Washington IDA RB Series 1996
  (Partners Trust/Synsor Project)
   5.00%, 07/07/00                                       4,300            4,300
King County, Washington Economic
  Enterprise Corp. RB (Sunrise Project)
  Series 1997
   5.00%, 07/07/00                                       3,800            3,800
King County, Washington HFA M/F
  Housing RB (Auburn County
  Apartments)
   4.90%, 07/07/00                                       8,365            8,365
Olympia, Washington EDA (Solid Waste
  Lemay Enterprises Project)
   4.95%, 07/07/00                                       8,160            8,160
Pierce County, Washington Economic
  Development Corp. RB (Flex-A-Lite
  Consolidated Project)
   5.00%, 07/07/00                                       3,000            3,000
Pierce County, Washington Economic
  Development Corp. RB (K & M
  Holdings II Project) Series 1997
   5.05%, 07/07/00                                       1,605            1,605
Pierce County, Washington Economic
  Development Corp. RB (McFarland
  Cascade Project)
   4.90%, 07/07/00                                       2,000            2,000
Pierce County, Washington Economic
  Development Corp. RB (Solid Waste
  Lemay Enterprises Project)
   4.95%, 07/07/00                                       3,500            3,500

                                                         Par            Value
                                                      --------       ----------
Pilchuck, Washington Water
  Development Corp. IDRB (Romac
  Industrial Inc. Project)
   5.35%, 07/07/00                                    $  6,850       $    6,850
Port Benton, Washington Economic
  Development Corp. Solid Waste RB
  (ATG, Inc. Project)
   4.95%, 07/07/00                                      23,500           23,500
Port Centralia, Washington IDB (Solid
  Waste Lemay Enterprises Project)
   4.95%, 07/07/00                                       2,200            2,200
Port Moses Lake, Washington Public
  Corp. RB (Moses Lake Industrial
  Project) Series 1995
   5.00%, 07/07/00                                       3,000            3,000
Port Moses Lake, Washington Public
  Corp. RB (National Frozen Foods Corp.)
   4.95%, 07/07/00                                       6,100            6,100
Port Townsend, Washington IDRB
  (Port Townsend Paper Corp.)
   4.85%, 07/07/00                                       1,500            1,500
Port Townsend, Washington IDRB
  (Port Townsend Paper Corp.)
  Series 1988B
   4.85%, 07/07/00                                       1,000            1,000
Seattle, Washington HDA RB (Capitol
  Hill Housing Improvement & HRG
  Project)
   5.00%, 07/07/00                                       4,655            4,655
Seattle, Washington HDA RB (Casa
  Pacifica Apartments Project) Series 1997
   5.00%, 07/07/00                                       3,150            3,150
Seattle, Washington HDA RB (Holly Park
  Project)
   5.00%, 07/07/00                                      18,500           18,500
Spokane County, Washington Industrial
  Development Corp. (Metal Sales
  Manufacturing Corp. Project)
   4.95%, 07/07/00                                       2,205            2,205
Tacoma, Washington Housing Authority
  RB (Crown Assisted Living Project)
   4.90%, 07/07/00                                       3,400            3,400
Washington County, Nebraska IDRB
  (Cargill Dow Polymers LLC)
   4.60%, 07/01/00                                       2,000            2,000
Washington Health Care Facilities
  Authority RB (Yakima Valley Farm
  Workers Clinic) Series 1997
   4.95%, 07/07/00                                       3,600            3,600

46

                                                         Par            Value
                                                      --------       ----------
Washington State Economic
  Development Finance Authority
  (Skills Inc. Project)
   4.90%, 07/07/00                                    $  3,350       $    3,350
Washington State Economic
  Development Finance Authority ACES
  (Tank Project) Series 1998B
   4.90%, 07/07/00                                       1,400            1,400
Washington State Economic
  Development Finance Authority IDRB
  (Tonkin Building) Series 1997A
   4.90%, 07/07/00                                       1,000            1,000
Washington State Economic
  Development Finance Authority RB
  (Hamilton Materials Project)
   4.90%, 07/07/00                                       4,600            4,600
Washington State Economic
  Development Finance Authority RB
  (Hunter Douglas Project)
  Series 1997A (a)
   4.90%, 07/07/00                                       3,500            3,500
Washington State HFA M/F Housing
  Mortgage RB (Brittany Park Phase 3
  Project)
   4.90%, 07/07/00                                       3,480            3,480
Washington State HFA M/F Housing
  Mortgage RB (Canyon Lake II)
  Series 1993A
   4.85%, 07/07/00                                       4,565            4,565
Washington State HFA M/F Housing
  Mortgage RB (Lake Washington
  Apartments Project) Series 1996
   5.00%, 07/07/00                                       8,650            8,650
Washington State HFA M/F Housing
  Mortgage RB (Meridian Court
  Apartments) Series 1996
   5.00%, 07/07/00                                       6,800            6,800
Washington State HFA M/F Housing
  Mortgage RB (Merrill Gardens Project)
  Series 1997A
   4.85%, 07/07/00                                       2,600            2,600
Washington State HFA M/F Housing
  Mortgage RB (Rosecreek Apartments
  Project)
   4.85%, 07/07/00                                       3,570            3,570
Washington State HFA M/F Housing
  Mortgage RB (Woodrose Apartment
  Project) Series 1999A
   4.80%, 07/07/00                                       6,750            6,750

                                                         Par            Value
                                                      --------       ----------
Yakama Indian Nation, Washington
  Confederated Tribes & Bands
  (Yakama Forests Products Project)
   5.00%, 07/07/00                                    $  7,800       $    7,800
Yakima County, Washington Public
  Corp. IDRB (Cowiche Growers Project)
   4.90%, 07/07/00                                       3,600            3,600
Yakima County, Washington Public
  Corp. RB (Hi-Country Foods Project)
   5.00%, 07/07/00                                       7,000            7,000
Yakima County, Washington Public
  Corp. RB (Michaelson Packaging
  Project)
   5.00%, 07/07/00                                       3,400            3,400
Yakima County, Washington Public
  Corp. RB (Printing Press Project)
   5.00%, 07/07/00                                       2,000            2,000
                                                                     ----------
                                                                        199,545
                                                                     ----------
WEST VIRGINIA -- 0.4%
Fayette County, West Virgina Solid Waste
  Disposal Facilities RB (Georgia-Pacific
  Corp. Project) Series 1995
   4.90%, 07/07/00                                      11,100           11,100
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series 1990B
   4.70%, 07/07/00                                      13,725           13,725
Marion County, West Virginia Solid
  Waste Disposal Facilities RB (Grant
  Town Project) Series 1990D
   4.70%, 07/07/00                                       4,100            4,100
West Virginia State Hospital Finance
  Authority RB (St. Joseph's Hospital
  Project) Series 1987
   4.80%, 07/07/00                                       1,800            1,800
                                                                     ----------
                                                                         30,725
                                                                     ----------
WISCONSIN -- 0.6%
Carlton, Wisconsin Pollution Control RB
  (Wisconsin Power & Light Co. Project)
   5.00%, 07/07/00                                       5,800            5,800
Chilton, Wisconsin IDRB (Kaytee
  Products, Inc. Project) Series 1995
   4.95%, 07/07/00                                       1,105            1,105
Colburn, Wisconsin IDRB (Heartland
  Farms Project) Series 1994
   4.85%, 07/07/00                                       6,900            6,900

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Grafton, Wisconsin IDRB (Milwaukee
  Sign Co. Project)
   4.85%, 07/07/00                                    $    780       $      780
Kenosha, Wisconsin IDRB (Asyst Tech.
  Ltd. Liability Corp. Project)
   4.82%, 07/07/00                                       5,000            5,000
Lac Du Flambeau, Band of Lake
  Superior, Wisconsin Chippewa Indians
  Special Obligation Bonds (Simpson
  Electric Co. Project) Series 1985
   4.90%, 07/07/00                                       3,800            3,800
Rapids City, Wisconsin IDRB (Theile
  Kaolin of Wisconsin, Inc. Project)
  Series 1998
   4.90%, 07/07/00                                       2,250            2,250
Rhinelander, Wisconsin IDRB (Lake
  Shore Inc. Project)
   4.85%, 07/07/00                                       3,820            3,820
Wisconsin Housing & Economic
  Development Authority RB (Ultratec
  Inc. Project) Series 7
   4.85%, 07/07/00                                       3,440            3,440
Wisconsin State Health & Education
  Facilities Authority RB (Sinai Samaritan)
  Series 1994A
   4.82%, 07/07/00                                      16,446           16,446
                                                                     ----------
                                                                         49,341
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $5,043,607)                                                   5,043,607
                                                                     ----------

VARIABLE RATE TENDER OPTION BONDS -- 11.7% (a)(b)(f)
ALASKA -- 0.2%
Alaska State Housing Finance Corp. TOB
  Series 1999D
   4.89%, 07/07/00                                      21,805           21,805
                                                                     ----------
COLORADO -- 0.2%
Colorado HFA S/F Mortgage TOB
  Series 1999M
   4.92%, 07/07/00                                       9,670            9,670
Lower Colorado River Authority TOB
   4.87%, 07/07/00                                       6,000            6,000
                                                                     ----------
                                                                         15,670
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
DELAWARE -- 0.0%
Delaware State GO Refunding Bond
  TOB Series 258
   4.87%, 07/07/00                                    $  3,995       $    3,995
                                                                     ----------
FLORIDA -- 0.3%
Florida State Board of Education Capital
  Outlay (Putters) TOB Series 137
   4.85%, 07/07/00                                       6,795            6,795
Florida State Board of Finance
  Department General Services RB TOB
  Series 317
   4.87%, 07/07/00                                      12,160           12,160
Jacksonville, Florida Electric Authority
  RB TOB Series 2000FF
   4.89%, 07/07/00                                       8,300            8,300
                                                                     ----------
                                                                         27,255
                                                                     ----------
GEORGIA -- 0.4%
Atlanta, Georgia Airport RB TOB (PA-677)
   4.85%, 07/07/00                                      13,730           13,730
Georgia State Eagle -981003 GO TOB
   4.87%, 07/07/00                                      20,245           20,245
                                                                     ----------
                                                                         33,975
                                                                     ----------
HAWAII -- 0.2%
Hawaii State Housing Finance &
  Development Corp. TOB
   4.76%, 07/07/00                                      13,565           13,565
                                                                     ----------
ILLINOIS -- 1.3%
Chicago, Illinois Midway Airport RB TOB
   4.87%, 07/07/00                                      24,480           24,480
Chicago, Illinois S/F Mortgage RB
  Series 1999N TOB
   4.92%, 07/07/00                                       9,995            9,995
Illinois Educational Facilities TOB
   4.89%, 07/07/00                                       2,000            2,000
Illinois Metropolitan Pier and Expo
  Authority Mccormick Place TOB
   4.87%, 07/07/00                                      14,355           14,355
Illinois Regional Transportation
  Authority GO TOB
   4.87%, 07/07/00                                      23,730           23,730
Illinois State GO TOB
   4.72%, 07/07/00                                      14,000           14,000

48

                                                         Par            Value
                                                      --------       ----------
Illinois State GO TOB Series 257
   4.87%, 07/07/00                                    $  4,000       $    4,000
Illinois Various Counties GO TOB
   4.87%, 07/07/00                                      12,055           12,055
University of Illinois Revenue TOB
  Merlot Series 2000S
   4.89%, 07/07/00                                       3,500            3,500
                                                                     ----------
                                                                        108,115
                                                                     ----------
INDIANA -- 0.1%
Indiana State Housing TOB Series 1999A
   4.92%, 07/07/00                                       9,995            9,995
                                                                     ----------
KANSAS -- 0.4%
Kansas Department of Transportation
  Highway RB TOB Series 1999
   4.87%, 07/07/00                                      37,500           37,500
                                                                     ----------
KENTUCKY -- 0.4%
Kentucky Housing Corporate Housing
  Revenue TOB Merlot Series 2000U
   4.94%, 07/07/00                                       9,685            9,685
Kentucky Housing Corporate Housing
  Revenue TOB Series 1998W
   4.76%, 07/07/00                                      19,320           19,320
Louisville & Jefferson Counties, Kentucky
  Metro Sewer District TOB Series A
   4.87%, 07/07/00                                       6,115            6,115
                                                                     ----------
                                                                         35,120
                                                                     ----------
MARYLAND -- 0.5%
Maryland State Community Housing
  Development Administration
  Department S/F Mortgage Revenue
  TOB (PA-634)
   4.90%, 07/07/00                                       9,250            9,250
Maryland State Community Housing
  Development Administration
  Department TOB Series 1999G
   4.88%, 07/07/00                                      32,335           32,335
                                                                     ----------
                                                                         41,585
                                                                     ----------
MASSACHUSETTS -- 0.2%
Massachusetts State Water Pollution
  Abatement Trust Water Pollution TOB
  Series 1999N
   4.84%, 07/07/00                                      16,500           16,500
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
MICHIGAN -- 0.2%
Detroit, Michigan Water Supply TOB
   4.87%, 07/07/00                                    $ 10,680       $   10,680
Michigan State Building Authority
  Special Sinking Fund Revenue
  Refunding Bond TOB
   4.87%, 07/07/00                                       3,260            3,260
                                                                     ----------
                                                                         13,940
                                                                     ----------
MINNESOTA -- 0.1%
Rochester, Minnesota Health Care
  Facilities RB TOB Series 177
   4.87%, 07/07/00                                       7,130            7,130
                                                                     ----------
MISSISSIPPI -- 0.1%
Mississippi S/F HFA TOB Series 1997G
   4.92%, 07/07/00                                      12,330           12,330
                                                                     ----------
NEBRASKA -- 0.0%
Nebraska Investment Finance Authority
  S/F Housing Revenue Merlot TOB
  Series 2000O
   4.94%, 07/07/00                                       3,900            3,900
                                                                     ----------
NEVADA -- 0.2%
Clark County, Nevada School District
  TOB Series 2000-5
   4.87%, 07/07/00                                      19,935           19,935
                                                                     ----------
NEW HAMPSHIRE -- 0.3%
New Hampshire State HFA S/F Revenue
  TOB Series 1998G
   4.92%, 07/07/00                                      12,045           12,045
New Hampshire State HFA S/F Revenue
  TOB Series 1998U
   4.82%, 07/07/00                                       9,995            9,995
                                                                     ----------
                                                                         22,040
                                                                     ----------
NEW JERSEY -- 0.3%
New Jersey Health Care TOBP (PA-504)
  Series 1998B
   4.62%, 07/07/00                                       8,075            8,075
New Jersey State Housing and Mortgage
  Financing Agency TOBP (PT-287)
   5.00%, 07/07/00                                       5,090            5,090
New Jersey State Transportation Trust
  Fund Authority TOB Series 2000C
   4.67%, 07/07/00                                       1,095            1,095

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
New Jersey State Transportation Trust
  Fund Authority TOB Series 204
   4.62%, 07/07/00                                    $  2,000       $    2,000
Port Authority of New York &
  New Jersey TOB Series 2000Z
   4.84%, 07/07/00                                       5,100            5,100
                                                                     ----------
                                                                         21,360
                                                                     ----------
NEW YORK -- 1.3%
Long Island Power Authority, New York
  Electric System RB TOBP (PA-565)
   4.85%, 07/07/00                                      15,000           15,000
Long Island Power Authority, New York
  Electric System RB TOB Series 1998A
   4.84%, 07/07/00                                      12,870           12,870
New York City, New York GO TOB
  (First Union Merlot Program)
  Series 1997C
   4.84%, 07/07/00                                      17,825           17,825
New York City, New York Municipal
  Assistance Corp. TOB
   4.82%, 07/07/00                                      11,000           11,000
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer Systems RB TOB Series 158
   4.82%, 07/07/00                                       9,995            9,995
New York City, New York Transitional
  Finance Authority Future Tax Secured
  TOB Series 1999B
   4.84%, 07/07/00                                      14,870           14,870
New York State Dormitory Authority RB
  (Montefiore Medical Center Project)
  TOB Series 156
   4.82%, 07/07/00                                       1,530            1,530
New York State Mortgage Agency
  Macon RB TOB Series 1999H
   4.82%, 07/07/00                                      14,995           14,995
Port Authority of New York & New Jersey
  Special Obligation RB TOP Series
   4.77%, 07/07/00                                      16,530           16,530
                                                                     ----------
                                                                        114,615
                                                                     ----------
NORTH CAROLINA -- 0.1%
North Carolina Municipal Power Agency
  #1 RB (Catawba Electric) TOB
  Series 1999Q
   4.89%, 07/07/00                                       2,875            2,875

                                                         Par            Value
                                                      --------       ----------
North Carolina State Public School
  Building TOBP Series 249
   4.87%, 07/07/00                                    $  2,500       $    2,500
                                                                     ----------
                                                                          5,375
                                                                     ----------
OHIO -- 0.1%
Ohio Housing Finance Agency Mortgage
  RB TOB Series 2000AA
   4.94%, 07/07/00                                       6,000            6,000
                                                                     ----------
OREGON -- 0.0%
Oregon State Housing Community
  Service Department Mortgage Revenue
  TOBP Series 298
   4.87%, 07/07/00                                       1,750            1,750
                                                                     ----------
PENNSYLVANIA -- 0.6%
Delaware River Port Authority of
  Pennsylvania & New Jersey RB TOBP
  (PA-611)
   4.62%, 07/07/00                                       1,095            1,095
Pennsylvania State GO TOB Series 2000-3
   4.87%, 07/07/00                                         500              500
Pennsylvania HFA S/F Mortgage RB
  TOBP (PT-119A) Series 1997
   4.79%, 07/07/00                                      11,495           11,495
Pennsylvania HFA S/F Mortgage RB
  TOBP (PT-278) Series 1999-66A
   4.85%, 07/07/00                                      14,060           14,060
Pennsylvania HFA TOB Series 1999U
   4.90%, 07/07/00                                      20,505           20,505
                                                                     ----------
                                                                         47,655
                                                                     ----------
PUERTO RICO -- 0.0%
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue
  TOBP (PA-605)
   4.42%, 07/07/00                                       2,410            2,410
Puerto Rico Commonwealth Highway &
  Transportation Authority Revenue
  TOBP (PT-183)
   4.42%, 07/07/00                                         400              400
                                                                     ----------
                                                                          2,810
                                                                     ----------
SOUTH CAROLINA -- 0.1%
Piedmont, South Carolina Municipal
  Power Agency Electric Revenue TOB
  (PT-1232)
   4.85%, 07/07/00                                      10,690           10,690
                                                                     ----------

50

                                                         Par            Value
                                                      --------       ----------
TEXAS -- 1.5%
Austin, Texas Independant School
  District TOB
   4.87%, 07/07/00                                    $  5,700       $    5,700
Dallas Fort Worth, Texas International
  Airport RB TOBP (PA-678)
   4.90%, 07/07/00                                       7,045            7,045
El Paso, Texas Water & Sewer Revenue
  TOB Series 1999
   4.92%, 07/07/00                                      14,060           14,060
Harris County, Texas Health Facility
  Development Corp. TOB
   4.87%, 07/07/00                                      14,850           14,850
Houston Public Improvement Revenue
  Refunding Bonds TOB Series 1998A
   4.87%, 07/07/00                                      21,655           21,655
Southeast Texas Housing Finance Corp.
  TOBP (PT-193)
   4.90%, 07/07/00                                      12,945           12,945
Texas A&M Board of Regents
  Permanent University Fund Eagle TOB
   4.87%, 07/07/00                                      28,445           28,445
Texas Department of Housing &
  Community Affairs Residential
  Meeting RB TOB Series 1999C
   4.92%, 07/07/00                                      14,995           14,995
Texas State Public Finance Authority GO
  Refunding TOBP Series 290
   4.87%, 07/07/00                                       4,200            4,200
                                                                     ----------
                                                                        123,895
                                                                     ----------
UTAH -- 0.6%
Intermountain Power Agency, Utah
  Power Supply TOB Series 1997B
   4.87%, 07/07/00                                      10,995           10,995
Utah State Building Ownership
  Authority Lease Revenue Refunding
  Bonds TOB Series 1998C
   4.87%, 07/07/00                                       9,695            9,695
Utah State Facilities System Revenue
  Refunding Bonds TOB Series 1998A
   4.87%, 07/07/00                                      30,060           30,060
                                                                     ----------
                                                                         50,750
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
VIRGINIA -- 0.1%
Virginia State Housing Development
  Authority Commonwealth Mortgage
  Bonds TOB Series 2000CC
   4.94%, 07/07/00                                    $  8,200       $    8,200
                                                                     ----------
WASHINGTON -- 1.1%
King County, Washington TOB
  Series 215
   4.87%, 07/07/00                                      14,995           14,995
Port of Seattle, Washington Limited
  Tax GO TOB Series 235
   4.97%, 07/07/00                                       6,425            6,425
Port of Seattle, Washington Special
  Facilities RB TOB Series 1999J
   4.94%, 07/07/00                                      49,795           49,795
Washington State GO TOB
   4.87%, 07/07/00                                      13,380           13,380
Washington State GO TOB
  Series 2000S-4
   4.87%, 07/07/00                                       8,000            8,000
                                                                     ----------
                                                                         92,595
                                                                     ----------
WISCONSIN -- 0.6%
Southeast Wisconsin Professional
  Baseball Park District Sales Tax RB TOB
  Series 2000Y
   4.89%, 07/07/00                                       5,000            5,000
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB TOB Series 1999R
   4.89%, 07/07/00                                      19,665           19,665
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB TOB Series 1999S
   4.94%, 07/07/00                                      13,240           13,240
Wisconsin Housing & Economic
  Development Authority Home
  Ownership TOBP (PT-194)
   4.90%, 07/07/00                                      14,795           14,795
                                                                     ----------
                                                                         52,700
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
WYOMING -- 0.2%
Wyoming Community Development
  Authority Housing RB TOB
   4.90%, 07/07/00                                    $ 15,260       $   15,260
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $998,010)                                                       998,010
                                                                     ----------

TAX-EXEMPT COMMERCIAL PAPER -- 7.8% (c)
ARIZONA -- 0.5%
Maricopa County, Arizona Pollution
  Control Authority Revenue Refunding
  Bonds TECP (Southern California
  Edison Palo Alto Verde Project)
  Series 1985G
   3.85%, 07/06/00                                       2,500            2,500
   4.75%, 07/13/00                                       2,900            2,900
   4.60%, 08/07/00                                      16,900           16,900
   4.30%, 10/05/00                                       8,800            8,800
Salt River Project, Arizona Argicultural
  Improvement Program TECP
   4.00%, 07/07/00                                      11,615           11,615
                                                                     ----------
                                                                         42,715
                                                                     ----------
FLORIDA -- 0.8%
Florida Local Government Finance
  Commission Pooled TECP Series A
   4.65%, 09/06/00                                       5,263            5,263
Hillsborough County, Florida Capital
  Improvement TECP (f)
   4.25%, 07/24/00                                       9,297            9,297
   4.25%, 10/04/00                                      12,168           12,168
Orange County, Florida TECP (f)
   4.70%, 08/07/00                                      14,077           14,077
Sunshine State of Florida Governmental
  Finance CommitteeTECP
   4.07%, 07/10/00                                      29,000           29,000
                                                                     ----------
                                                                         69,805
                                                                     ----------
KENTUCKY -- 0.2%
Kentucky Higher Educational Student
  Loan RB TECP
   4.50%, 08/07/00                                      20,280           20,280
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
LOUISIANA -- 1.2%
Louisiana Adjustable Tender GO TECP (f)
   4.35%, 08/08/00                                    $  8,800       $    8,800
   4.25%, 09/07/00                                       9,980            9,980
Louisiana State Pollution Control
  Revenue Refunding Bonds TECP
  (St. James Parish Texaco Project)
  Series 1988B
   4.25%, 10/17/00                                      80,530           80,530
                                                                     ----------
                                                                         99,310
                                                                     ----------
MICHIGAN -- 1.4% (f)
Michigan State Building Authority TECP
  Notes Series 2
   4.75%, 07/13/00                                     119,165          119,165
                                                                     ----------
MINNESOTA -- 0.9%
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 1992
   4.35%, 08/08/00                                       3,000            3,000
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 2000A
   4.60%, 08/07/00                                      25,600           25,600
   4.20%, 10/05/00                                      42,600           42,600
Rochester, Minnesota Health Care
  Facilities RB TECP (Mayo Foundation
  Mayo Clinic Project) Series 2000B
   4.30%, 10/05/00                                       9,000            9,000
                                                                     ----------
                                                                         80,200
                                                                     ----------
NEVADA -- 0.5% (f)
Las Vegas Valley, Nevada Water District
  GO TECP Notes Series A
   4.30%, 10/05/00                                      40,000           40,000
                                                                     ----------
NEW YORK -- 0.4% (f)
Port Authority of New York & New Jersey
  TECP
   3.95%, 07/13/00                                      30,900           30,900
                                                                     ----------

52

                                                         Par            Value
                                                      --------       ----------
OKLAHOMA -- 0.2% (f)
Oklahoma City, Oklahoma Industrial
  Cultural Facilities Trust Health Care
  TECP Series 1998B
   4.25%, 10/05/00                                    $ 17,000       $   17,000
                                                                     ----------
PENNSYLVANIA -- 0.9%
Carbon County, Pennsylvania IDA RB
  TECP (f)
   4.45%, 07/13/00                                      10,745           10,745
Montgomery County, Pennsylvania IDA
  RB Pollution Control Revenue
  Refunding Bond TECP (f)
   3.85%, 07/06/00                                       2,000            2,000
   4.35%, 08/21/00                                      53,460           53,460
Philadelphia, Pennsylvania Gas TECP
   4.30%, 10/04/00                                      12,000           12,000
                                                                     ----------
                                                                         78,205
                                                                     ----------
TENNESSEE -- 0.6%
Tennessee State GO TECP
   4.00%, 07/18/00                                       8,000            8,000
   4.40%, 07/31/00                                      15,000           15,000
   4.05%, 08/16/00                                      26,300           26,300
                                                                     ----------
                                                                         49,300
                                                                     ----------
TEXAS -- 0.2% (f)
Houston, Texas Water & Sewer TECP
   4.35%, 08/08/00                                       1,000            1,000
Houston, Texas Water & Sewer TECP
  Series A
   4.35%, 08/08/00                                      20,000           20,000
                                                                     ----------
                                                                         21,000
                                                                     ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
  (Cost $667,880)                                                       667,880
                                                                     ----------

REVENUE BONDS -- 6.0% (c)
ARIZONA -- 0.1%
Arizona State Agriculture Improvement
  Power District Electric Systems Revenue
  Refunding Bonds (Salt River Project)
  Series 1997A
   4.30%, 01/01/01                                       5,000            5,029
Phoenix, Arizona Civic Improvement
  Corp. Business Acquisition Special RB (f)
   4.07%, 07/01/00                                       1,380            1,380

                                                         Par            Value
                                                      --------       ----------
Pima County, Arizona Street &
  Highway RB (f)
   4.00%, 07/01/00                                    $  2,500       $    2,500
                                                                     ----------
                                                                          8,909
                                                                     ----------
CALIFORNIA -- 1.0% (f)
California Higher Education Loan
  Authority Student Loan Revenue
  Refunding Bonds Series 1987C-1
   3.55%, 07/01/00                                      50,000           50,000
California School Cash Reserve Program
  Authority RB Series 2000A (d)
   4.27%, 07/03/01                                      39,000           39,366
                                                                     ----------
                                                                         89,366
                                                                     ----------
COLORADO -- 0.2% (f)
Northern Colorado Municipal
  Sub-District Water Conservancy RB
  Series 1996F
   4.10%, 12/01/00                                       1,820            1,831
Palimino Park, Colorado Public
  Improvements Corp. Asset Lien RB
   4.95%, 07/05/00                                      14,755           14,755
                                                                     ----------
                                                                         16,586
                                                                     ----------
DELAWARE -- 0.0% (f)
Delaware Transportation Authority
  Transportation System RB
   3.60%, 07/01/00                                         775              791
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.0%
District of Columbia Hospital RB
  (Washington Hospital Center Corp.)
  Series 1990A
   4.25%, 01/01/01                                       2,750            2,864
                                                                     ----------
FLORIDA -- 0.3%
Alachua County, Florida Health Facilities
  Authority Health Facilities RB (Santa
  Fe Healthcare Facilities Project)
   4.00%, 11/15/00                                       1,000            1,033
Florida State Board of Education Lottery
  RB Series 2000A (f)
   4.60%, 07/01/01                                       1,065            1,069
Osceola County, Florida Capital Imports
  RB (f)
   3.70%, 09/01/00                                       4,195            4,200

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Pinellas County, Florida HFA S/F
  Housing RB (Multi-County Program)
  Series 2000A-3
   4.10%, 02/01/01                                    $ 15,665       $   15,665
                                                                     ----------
                                                                         21,967
                                                                     ----------
GEORGIA -- 0.1%
Dalton, Georgia Utilities RB (f)
   4.15%, 01/01/01                                       2,145            2,151
Metropolitan Atlanta Rapid Transit
  Authority, Georgia Sales Tax Revenue
  Refunding Bonds Series 1991M
   4.13%, 07/01/00                                       6,000            6,000
                                                                     ----------
                                                                          8,151
                                                                     ----------
HAWAII -- 0.1% (f)
Hawaii State Airport System Revenue
  Refunding Bonds 2nd Series 1991
   3.60%, 07/01/00                                       1,680            1,680
Hawaii State Airport System Revenue
  Refunding Bonds 2nd Series 1994
   4.10%, 07/01/00                                       2,500            2,500
                                                                     ----------
                                                                          4,180
                                                                     ----------
ILLINOIS -- 0.0% (f)
Illinois State University Board of Regents
  Auxiliary Facility System RB
   4.25%, 04/01/01                                       2,150            2,180
                                                                     ----------
INDIANA -- 0.1% (f)
Indiana University Student Fee RB
  Series 1990G
   3.60%, 08/01/00                                       9,500            9,716
                                                                     ----------
IOWA -- 0.1% (f)
Woodbury County, Iowa Hospital
  Facilities RB (St. Lukes Regional Medical
  Center Project)
   4.24%, 03/01/01                                       4,000            4,143
                                                                     ----------
KENTUCKY -- 0.0% (f)
Kentucky Housing Corp. Housing RB
  Series 1993B
   4.10%, 07/01/00                                       1,000            1,000
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
LOUISIANA -- 0.0% (f)
Louisiana Local Government
  Environmental Facilities Community
  Development Authority Revenue
  Refunding Bonds (Avondale Maritime
  Project)
   4.08%, 10/01/00                                    $  3,565       $    3,569
                                                                     ----------
MASSACHUSETTS -- 0.0% (f)
Massachusetts Municipal Wholesale
  Electric Co. Power Supply Systems RB
  Series 1992E
   4.29%, 07/01/00                                       2,000            2,000
                                                                     ----------
MICHIGAN -- 0.0%
Michigan State Building Authority
  Revenue Refunding Bonds Series 1991I
   4.15%, 10/01/00                                       1,750            1,758
Royal Oak, Michigan Hospital Finance
  Authority (Beaumont Hospital) RB
  Series 1991D
   4.24%, 01/01/01                                       2,000            2,063
                                                                     ----------
                                                                          3,821
                                                                     ----------
MINNESOTA -- 0.1% (f)
Minneapolis St. Paul, Minnesota Housing
  Finance Board Revenue Refunding
  Bond (Single Family Mortgage Project)
  Series 1999A3
   3.60%, 08/01/00                                      10,500           10,500
                                                                     ----------
MISSOURI -- 0.0% (f)
St. Louis, Missouri Municipal Finance
  Corp. Leasehold RB (City Justice Center)
  Series 2000A
   4.15%, 02/15/01                                         615              617
                                                                     ----------
NEVADA -- 0.2% (f)
Clark County, Nevada Airport RB
  Series B-2
   4.95%, 07/05/00                                      16,000           16,000
Clark County, Nevada Passenger
  Facilities Charge RB (Las Vagas
  Macarran International Airport)
  Series 1995A
   4.30%, 07/01/00                                       1,000            1,000

54

                                                         Par            Value
                                                      --------       ----------
Clark County, Nevada Passenger Facilities
  Charge RB (Las Vegas Macarran
  International Airport) Series 1995A
   4.75%, 07/01/01                                    $  1,000       $    1,014
                                                                     ----------
                                                                         18,014
                                                                     ----------
NEW JERSEY -- 0.2%
New Jersey Economic Development
  Authority Market Transition Facility RB
  Series 1994A (f)
   3.50%, 07/01/00                                       3,900            3,900
New Jersey Health Care Facilities
  Financing Authority Revenue Refunding
  Bonds (Kennedy Health Systemes)
  Series 1998B (f)
   4.62%, 07/01/01                                       1,135            1,145
New Jersey State Transportation Trust
  Fund Authority Transportation System
  RB Series 1992A
   4.60%, 06/15/01                                       1,780            1,803
Port Authority New York & New Jersey
  RB 119th Series (f)
   3.75%, 09/15/00                                       8,600            8,613
                                                                     ----------
                                                                         15,461
                                                                     ----------
NEW YORK -- 0.2% (f)
New York State Dormitory Authority
  Hospital Insured Mortgage RB
  Series 1997A
   4.33%, 02/15/01                                       3,125            3,133
New York State Medical Care Facilities
  Finance Agency Hospital Insured
  Mortgage RB Series 1990A
   4.45%, 08/15/00                                      11,000           11,261
                                                                     ----------
                                                                         14,394
                                                                     ----------
NORTH DAKOTA -- 0.2%
North Dakota State HFA Housing
  Finance RB Series 2000B
   4.25%, 03/01/01                                      15,000           15,000
                                                                     ----------
OHIO -- 0.0% (f)
Ohio State Public Facilities Commission
  Higher Education Capital Facilities RB
  Series II-A
   4.05%, 11/01/00                                       1,750            1,752
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
OREGON -- 0.5%
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 1999N
   3.85%, 11/02/00                                    $ 10,000       $   10,000
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 1999O
   3.95%, 11/02/00                                       1,210            1,210
Oregon State Housing & Community
  Services Department S/F Mortgage RB
  Series 2000G
   4.50%, 06/21/01                                      30,500           30,500
                                                                     ----------
                                                                         41,710
                                                                     ----------
PENNSYLVANIA -- 0.1%
Pennsylvania State Higher Education
  Assistance Agency Student Loan RB
  Series 1985A
   4.15%, 12/01/00                                       7,995            8,080
Pennsylvania State Higher Educational
  Facilities Authority RB Series 2000S (f)
   4.52%, 06/15/01                                       2,165            2,175
Philadelphia, Pennsylvania Gas Works RB
  14th Series (f)
   4.18%, 07/01/00                                       2,000            2,000
                                                                     ----------
                                                                         12,255
                                                                     ----------
PUERTO RICO -- 0.0% (f)
Puerto Rico Electric Power Authority RB
  Series 1995W
   4.90%, 07/01/00                                       1,000            1,000
                                                                     ----------
SOUTH CAROLINA -- 0.1% (f)
South Carolina Transportation
  Infrastructure RB Series 1998A
   3.82%, 10/01/00                                       5,255            5,267
                                                                     ----------
SOUTH DAKOTA -- 0.9%
South Dakota HDA Homeownership
  Mortgage RB Series 1999F
   3.45%, 07/07/00                                      23,000           23,000
South Dakota HDA Homeownership
  Mortgage RB Series 1999I
   3.85%, 09/28/00                                      11,500           11,500

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
South Dakota HDA Homeownership
  Mortgage RB Series 2000C
   4.10%, 02/01/01                                    $ 40,000       $   40,000
                                                                     ----------
                                                                         74,500
                                                                     ----------
TEXAS -- 0.1%
Austin, Texas Utility System Revenue
  Refunding Bonds
   4.30%, 05/15/01                                       3,500            3,640
Forth Worth, Texas Water & Sewer
  Revenue Refunding & Improvement
  Bonds
   4.24%, 02/15/01                                       2,145            2,155
University of Texas University Revenue
  Refunding Bonds Series 1991A
   4.25%, 08/15/00                                       2,500            2,508
                                                                     ----------
                                                                          8,303
                                                                     ----------
UTAH -- 0.1% (f)
Intermountain Power Agency, Utah
  Power Supply TOB Series 1996C
   3.85%, 07/01/00                                       5,000            5,000
Utah State Board of Regents Revenue
  Refunding Bonds (Hospital University
  of Utah)
   4.15%, 08/01/00                                       1,275            1,276
                                                                     ----------
                                                                          6,276
                                                                     ----------
VIRGINIA -- 0.1%
Chesapeake Bay Bridge & Tunnel
  Commission, Virginia District RB (f)
   4.00%, 07/01/00                                       2,000            2,000
Hampton Roads Sanitation District,
  Virginia Wastewater Capital
  Improvement Revenue Refunding Bonds
   3.95%, 10/01/00                                       5,000            5,004
                                                                     ----------
                                                                          7,004
                                                                     ----------
WASHINGTON -- 1.1% (f)
Washington State Housing Finance
  Commission S/F Housing Program RB
  Series 1A-S
   4.00%, 02/01/01                                       4,000            4,000
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1990A
   4.13%, 07/01/00                                      10,246           10,246

                                                         Par            Value
                                                      --------       ----------
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1990B
   3.75%, 07/01/00                                    $ 31,240       $   31,865
   4.00%, 07/01/00                                       2,665            2,718
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1990C
   4.33%, 07/01/00                                       6,610            6,610
   4.10%, 01/01/01                                       1,000            1,036
   4.15%, 01/01/01                                       3,200            3,316
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1991A
   4.39%, 07/01/01                                      20,300           20,614
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1992A
   4.50%, 07/01/00                                         750              750
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) Series 1997A
   4.00%, 07/01/00                                       2,000            2,000
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nulcear Project No. 2) Series 1990C
   4.10%, 01/01/01                                      11,350           11,753
                                                                     ----------
                                                                         94,908
                                                                     ----------
WISCONSIN -- 0.1%
Wisconsin Housing & Economic
  Development Authority Home
  Ownership RB Series 1999I
   3.55%, 08/15/00                                       6,000            6,000
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $512,204)                                                       512,204
                                                                     ----------

MANDATORY PUT BONDS -- 5.5% (c)
CALIFORNIA -- 1.9% (f)
California Higher Education Loan
  Authority Student Loan RB Series 1987C
   4.72%, 06/01/01                                      70,000           70,000
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-2-6
   4.30%, 07/07/00                                       9,675            9,675

56

                                                         Par            Value
                                                      --------       ----------
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-3
   4.30%, 07/07/00                                    $ 44,900       $   44,900
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-2
   4.35%, 07/07/00                                      11,500           11,500
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-4
   4.35%, 07/07/00                                       5,150            5,150
California Higher Education Loan
  Authority Student Loan RB
  Series 1992A-4
   4.35%, 07/07/00                                       8,725            8,725
California Higher Education Loan
  Authority Student Loan RB
  Series 1992D-1
   4.35%, 07/07/00                                      13,600           13,600
                                                                     ----------
                                                                        163,550
                                                                     ----------
IDAHO -- 0.1%
Custer County, Idaho Pollution Control RB
  (Amoco Project) Series 1983
   4.15%, 10/01/00                                      11,500           11,500
                                                                     ----------
ILLINOIS -- 0.2%
Chicago, Illinois G.O. (f)
   4.00%, 10/26/00                                      10,000           10,000
Illinois Development Financing
  Authority RB
   4.20%, 09/01/00                                       6,900            6,900
Orland Park, Illinois IDRB (Orland
  Properties Project) (f)
   4.50%, 07/07/00                                       1,005            1,005
                                                                     ----------
                                                                         17,905
                                                                     ----------
NEVADA -- 0.4% (f)
Clark County, Nevada Airport Revenue
  Systems Sub Lien RB Series 1999B1
   4.80%, 07/05/00                                      33,860           33,860
                                                                     ----------
NEW JERSEY -- 0.2% (f)
New Jersey State Higher Education
  Assistance Authority Student Loan RB
  Series 1999B
   4.75%, 06/01/01                                      12,000           12,000
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
NEW YORK -- 0.4% (f)
New York City, New York Transit Cultural
  Resource RB (American Museum of
  Natural History Project) Series 1999B
   4.50%, 07/01/01                                    $ 12,000       $   12,000
New York State GO Series 2000A
   4.34%, 02/08/01                                      22,000           22,000
                                                                     ----------
                                                                         34,000
                                                                     ----------
RHODE ISLAND -- 0.2% (f)
Rhode Island State Student Loan
  Authority RB
   4.80%, 06/01/01                                      19,000           19,000
                                                                     ----------
TEXAS -- 2.1% (f)
Greater East Texas Higher Education
  Authority Student Loan RB Series 1992A
   3.80%, 09/01/00                                       7,500            7,500
Greater East Texas Higher Education
  Authority Student Loan RB Series 1992B
   3.50%, 07/01/00                                      14,000           14,000
Greater East Texas Higher Education
  Authority Student Loan RB Series 1993A
   4.50%, 05/01/01                                      48,150           48,150
Greater East Texas Higher Education
  Authority Student Loan RB Series 1995
   4.50%, 05/01/01                                      40,000           40,000
Greater East Texas Higher Education
  Authority Student Loan RB Series 1995A
   4.50%, 05/01/01                                      11,700           11,700
Greater East Texas Student Loan Corp.
  Student Loan RB Series 1996A
   4.28%, 03/01/01                                      56,000           56,000
                                                                     ----------
                                                                        177,350
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $469,165)                                                       469,165
                                                                     ----------

TAX & REVENUE ANTICIPATION NOTES -- 2.8% (c)
CALIFORNIA -- 0.6% (f)
California School Cash Reserve Program
  Authority Pooled TRAN Series 1999A
   4.77%, 07/03/00                                      50,000           49,997
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
KENTUCKY -- 0.3%
Kentucky Asset Liability Common
  General Fund Revenue TRAN
  Series 2000A (d)
   4.54%, 06/27/01                                    $ 25,000       $   25,167
                                                                     ----------
MISSOURI -- 0.2%
St Louis, Missouri General Fund
  TRAN (d)
   4.58%, 06/28/01                                      21,000           21,133
                                                                     ----------
TEXAS -- 1.4%
Texas State TRAN Series 1999A
   3.75%, 08/31/00                                       2,500            2,503
   3.79%, 08/31/00                                      10,500           10,511
   3.82%, 08/31/00                                      17,000           17,017
   3.85%, 08/31/00                                      46,500           46,545
   3.86%, 08/31/00                                      34,900           34,933
   3.90%, 08/31/00                                         500              500
   3.95%, 08/31/00                                       6,800            6,805
   3.96%, 08/31/00                                         700              701
                                                                     ----------
                                                                        119,515
                                                                     ----------
WASHINGTON -- 0.1%
Spokane, Washington General Fund
  GO TRAN
   4.25%, 04/02/01                                       5,500            5,520
                                                                     ----------
WISCONSIN -- 0.2%
Eau Claire, Wisconsin Area School
  District TRAN
   3.92%, 10/20/00                                      17,592           17,622
                                                                     ----------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $238,954)                                                       238,954
                                                                     ----------

FIXED RATE TENDER OPTION BONDS -- 2.3% (c)(e)
CONNECTICUT -- 0.4% (f)
Connecticut HFA Housing Mortgage
  Finance Program TOB Series 1998T
   4.00%, 09/14/00                                      12,995           12,995
Connecticut HFA Macon TOB
  Series 1999D
   4.80%, 11/15/00                                      19,995           19,995
                                                                     ----------
                                                                         32,990
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
HAWAII -- 0.2% (f)
Hawaii State Airport System RB TOB
  Series 1991-2
   4.65%, 11/30/00                                    $ 14,765       $   14,765
                                                                     ----------
MASSACHUSETTS -- 0.1% (f)
Massachusetts Bay Transportation
  Authority, Massachusetts TOBP
  (PT-1218)
   4.20%, 01/18/01                                       5,000            5,000
                                                                     ----------
NEBRASKA -- 0.2%
Nebraska Investment Finance Authority
  S/F Housing Revenue TOB
  Series 1998X (f)
   4.80%, 08/16/00                                      10,825           10,825
Nebraska Public Power District RB TOBP
  (PT-1176) Series 1998B
   4.20%, 09/14/00                                       9,050            9,050
                                                                     ----------
                                                                         19,875
                                                                     ----------
NEW JERSEY -- 0.4% (f)
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP
  (PT-1182) Series 1999
   3.75%, 09/14/00                                      22,090           22,090
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP (PT-285)
   3.80%, 08/10/00                                       6,620            6,620
                                                                     ----------
                                                                         28,710
                                                                     ----------
NEW YORK -- 0.1% (f)
New York State Mortgage Agency Revenue
  TOB Series 1999F
   4.75%, 07/26/00                                      10,700           10,700
                                                                     ----------
PENNSYLVANIA -- 0.3% (f)
Pennsylvania HFA TOB Series 1998Y
   4.80%, 07/19/00                                      13,495           13,495
Philadelphia, Pennsylvania IDA Airport
  RB TOB Series 1998A
   3.62%, 07/20/00                                      15,000           15,000
                                                                     ----------
                                                                         28,495
                                                                     ----------
RHODE ISLAND -- 0.2% (f)
Rhode Island Housing & Mortgage
  Finance Corp. TOB Series 1999E
   4.80%, 08/16/00                                      19,020           19,020
                                                                     ----------

58

                                                         Par            Value
                                                      --------       ----------
UTAH -- 0.2% (f)
Utah State TOBP (PT-429)
   4.50%, 06/14/01                                    $ 15,000       $   15,000
                                                                     ----------
WASHINGTON -- 0.2%
Seattle Washington TOBP (PT-1167) (f)
   3.60%, 07/20/00                                       6,740            6,740
Washington State Public Power Supply
  System Revenue Refunding Bonds
  (Nuclear Project No. 2) TOBP (PT-432)
   4.49%, 04/18/01                                      11,395           11,395
                                                                     ----------
                                                                         18,135
                                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $192,690)                                                       192,690
                                                                     ----------

OPTIONAL PUT BONDS -- 1.4% (c)(f)
MONTANA -- 0.7%
Montana State Board of Investments
  Resource Recovery RB (Colstrip Project)
   4.75%, 07/07/00                                      60,800           60,800
                                                                     ----------
TEXAS -- 0.7%
Grapevine, Texas Industrial Development
  Corp. Airport RB (Singer County Project)
   4.30%, 04/01/01                                      18,975           18,975
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992B
   3.85%, 09/01/00                                      14,400           14,400
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1993B1
   4.22%, 02/01/01                                      18,000           18,000
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1995B
   3.50%, 07/01/00                                      10,000           10,000
                                                                     ----------
                                                                         61,375
                                                                     ----------
TOTAL OPTIONAL PUT BONDS
  (Cost $122,175)                                                       122,175
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
TAX ANTICIPATION NOTES -- 1.3% (c)
GEORGIA -- 1.1%
DeKalb County, Georgia School
  District TAN
   3.98%, 12/28/00                                    $ 89,000       $   89,114
                                                                     ----------
IDAHO -- 0.2%
Idaho State TAN (d)
   4.75%, 06/29/01                                      20,000           20,118
                                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $109,232)                                                       109,232
                                                                     ----------

BOND ANTICIPATION NOTES -- 1.1% (c)
MASSACHUSETTS -- 0.5%
Bellingham, Massachusetts GO BAN
   3.90%, 09/27/00                                      29,000           29,027
Reading, Massachusetts BAN
   3.98%, 01/11/01                                       7,350            7,366
Winthrop, Massachusetts BAN
   4.30%, 11/02/00                                      11,775           11,792
                                                                     ----------
                                                                         48,185
                                                                     ----------
NEW JERSEY -- 0.4%
East Brunswick Township, New Jersey BAN
   3.87%, 01/05/01                                      11,800           11,825
Jersey City, New Jersey BAN
   3.80%, 09/15/00                                         270              270
Passaic County, New Jersey BAN
   3.80%, 09/22/00                                      15,903           15,914
   3.90%, 03/30/01                                       4,839            4,849
                                                                     ----------
                                                                         32,858
                                                                     ----------
NEW YORK -- 0.2%
Broome County, New York BAN
   4.22%, 04/03/01                                       6,755            6,781
   4.23%, 04/03/01                                       4,625            4,643
   4.25%, 04/03/01                                       4,000            4,015
                                                                     ----------
                                                                         15,439
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $96,482)                                                         96,482
                                                                     ----------

SCHWAB MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
REVENUE ANTICIPATION WARRANTS -- 1.1% (c)(f)
Iowa School Corps. Revenue Anticipation
  Warrants (Iowa School Cash
  Anticipation Progam)/(FSA Insurance)
   4.05%, 02/01/01                                    $ 13,700       $   13,754
Iowa School Corps. Revenue
  Anticipation Warrants (Iowa School
  Cash Anticipation Progam)
  Series 2000A/(FSA Insurance)
   4.49%, 06/22/01                                      80,145           80,900
                                                                     ----------
TOTAL REVENUE ANTICIPATION WARRANTS
  (Cost $94,654)                                                         94,654
                                                                     ----------

GENERAL OBLIGATIONS -- 0.8% (c)
ALABAMA -- 0.2%
Alabama State GO Series 1999A
   4.13%, 10/01/00                                      11,000           11,040
Mobile, Alabama Refunding GO
  Warrants (f)
   4.25%, 02/15/01                                       1,300            1,310
                                                                     ----------
                                                                         12,350
                                                                     ----------
ARIZONA -- 0.1% (f)
Glendale, Arizona Refunding GO Bonds
   3.25%, 07/01/00                                       4,000            4,000
                                                                     ----------
CONNECTICUT -- 0.0%
Connecticut State GO Series 2000B
   4.45%, 06/15/01                                       2,000            2,010
                                                                     ----------
DISTRICT OF COLUMBIA -- 0.1% (f)
District of Columbia GO Series 1993D
   4.00%, 12/01/00                                       5,610            5,630
                                                                     ----------
FLORIDA -- 0.1%
Dade County, Florida GO Series 1979I
   3.80%, 07/01/00                                       2,000            2,000
Florida State Board of Education Capital
  Outlay GO Series 1999A
   4.07%, 01/01/01                                       2,890            2,893
                                                                     ----------
                                                                          4,893
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
GEORGIA -- 0.1%
Georgia State GO Series 1993A
   4.24%, 01/01/01                                    $  1,935       $    1,965
Georgia State GO Series 1993E
   4.00%, 07/01/00                                       3,195            3,195
Georgia State GO Series 1999A
   4.20%, 08/01/00                                       2,810            2,812
                                                                     ----------
                                                                          7,972
                                                                     ----------
HAWAII -- 0.1%
Hawaii State GO
   4.25%, 02/01/01                                       6,000            6,127
                                                                     ----------
MINNESOTA -- 0.0%
Minneapolis & Saint Paul, Minnesota
  Metropolitan Airports Commission GO
  Series 1992-8
   4.20%, 01/01/01                                       2,000            2,018
                                                                     ----------
NEW JERSEY -- 0.0%
Bergen County, New Jersey GO
   3.45%, 08/01/00                                       1,500            1,501
Passaic Valley, New Jersey Sewer System
  GO Series 1999E (f)
   3.93%, 12/01/00                                       2,070            2,075
                                                                     ----------
                                                                          3,576
                                                                     ----------
NEW YORK -- 0.0% (f)
Nassau County, New York General
  Improvement GO Series 1999C
   4.32%, 01/01/01                                       3,000            3,012
                                                                     ----------
PENNSYLVANIA -- 0.0%
Pennsylvania State GO Series 2000
   4.00%, 01/15/01                                       1,305            1,314
                                                                     ----------
TEXAS -- 0.0%
Texas State North East Independent
  School District GO
   4.15%, 10/01/00                                       1,635            1,642
                                                                     ----------

60

                                                         Par            Value
                                                      --------       ----------
VIRGINIA -- 0.1%
Fairfax County, Virginia Public
  Improvement GO Series 1999B
   4.00%, 12/01/00                                    $  2,330       $    2,335
Richmond, Virginia Refunding Public
  Improvement GO Series 1993A
   4.22%, 01/15/01                                       6,090            6,108
                                                                     ----------
                                                                          8,443
                                                                     ----------
WISCONSIN -- 0.0%
Wisconsin State GO Series 1995C
   4.25%, 05/01/01                                       2,000            2,012
Wisconsin State Refunding GO
   4.30%, 05/01/01                                       2,000            2,024
                                                                     ----------
                                                                          4,036
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $67,023)                                                         67,023
                                                                     ----------

REVENUE ANTICIPATION NOTES -- 0.4% (c)
NEW YORK -- 0.2%
Nassau County, New York RAN
  Series 2000B
   4.48%, 03/20/01                                      15,000           15,159
Nassau County, New York RAN
  Series 2000D
   4.48%, 04/12/01                                       2,900            2,933
                                                                     ----------
                                                                         18,092
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
OHIO -- 0.2% (f)
Ohio HFA Residental Mortgage RAN
   4.05%, 09/01/00                                    $ 13,000       $   13,000
                                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $31,092)                                                         31,092
                                                                     ----------
CERTIFICATES OF PARTICIPATION -- 0.1% (c)
York County, South Carolina Public
  Facilities Corp. COP
   4.43%, 06/01/01                                      12,000           12,560
                                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $12,560)                                                         12,560
                                                                     ----------
OTHER INVESTMENT COMPANIES -- 0.2% (g)
Provident Institutional Funds - Muni
  Fund Portfolio
   4.03%                                                16,406           16,406
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $16,406)                                                         16,406
                                                                     ----------
TOTAL INVESTMENTS -- 101.5%
  (Cost $8,672,134)                                                   8,672,134
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (1.5%)
   Other assets                                                          96,624
   Liabilities                                                         (225,842)
                                                                     ----------
                                                                       (129,218)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $8,542,916
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.
                                                                              61

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
VARIABLE RATE OBLIGATIONS -- 42.8% (b)(f)
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Bentley School)
   4.55%, 07/07/00                                    $  5,230       $    5,230
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Harker School Project)
   4.40%, 07/07/00                                       5,300            5,300
ABAG Financing Authority for
  Non-Profit Corporations, California
  COP (Lucile Salter Packard Project)
   4.40%, 07/07/00                                       4,900            4,900
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Architect Building
  Project)
   4.40%, 07/07/00                                       3,200            3,200
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Mountain View
  Apartments) Series 1997A
   4.65%, 07/07/00                                       3,370            3,370
ABAG Financing Authority for
  Non-Profit Corporations, California
  M/F Housing RB (Vintage Chateau)
   5.00%, 07/07/00                                      11,000           11,000
Alameda County, California IDA RB
  (Malmberg Engineering, Inc. Project)
   4.70%, 07/07/00                                       2,980            2,980
Alameda County, California IDRB
  (Aitchison Family Project) Series 1993A
   4.50%, 07/07/00                                       2,760            2,760
Alameda County, California IDRB
  (Association Heat & Control Project)
   4.50%, 07/07/00                                         810              810
Alameda County, California IDRB
  (JMS Family Partners) Series A
   4.50%, 07/07/00                                       1,400            1,400
Alameda County, California IDRB
  (Scientific Technology Project)
  Series 1994A
   4.55%, 07/07/00                                       2,580            2,580
Anaheim, California COP (Anaheim
  Memorial Hospital Assoc  Project)
   4.30%, 07/07/00                                       6,270            6,270

                                                         Par            Value
                                                      --------       ----------
Anaheim, California COP (Police Facility
  Financing Project)
   4.30%, 07/07/00                                    $    700       $      700
Anaheim, California Housing Authority
  M/F Housing RB (Casa Grande
  Apartments) Series 1997A
   4.30%, 07/07/00                                       3,795            3,795
Anaheim, California Housing Authority
  M/F Housing RB (Port Trinidad
  Apartments) Series 1997C
   4.30%, 07/07/00                                       2,140            2,140
Anaheim, California Housing Authority
  M/F Housing RB (Sage Park Project)
  Series A
   4.35%, 07/07/00                                       2,000            2,000
Anaheim, California Union High School
  District COP
   4.35%, 07/07/00                                       5,500            5,500
Avalon, California Community
  Improvement Agency Tax Allocation RB
   4.75%, 07/07/00                                       9,805            9,805
Burbank, California Redevelopment
  Agency M/F Housing RB
   4.40%, 07/07/00                                       9,000            9,000
California Alternative Energy Source
  Financing Authority (GE Capital Corp.
  Arroyo Project) Series A
   4.35%, 07/07/00                                      25,330           25,330
California Alternative Energy Source
  Financing Authority GE (Capital Corp.
  Arroyo Project) Series 1993B
   4.30%, 07/07/00                                      12,260           12,260
California Eastern Water Municipal
  District Water & Sewer RB COP
  Series 1993B
   4.25%, 07/07/00                                       9,000            9,000
California Economic Development
  Financing Authority (Lion Raisin
  Project)
   4.40%, 07/07/00                                       1,900            1,900
California Education Facilities Authority
  (Life Chiropractic College West)
   4.50%, 07/07/00                                       5,000            5,000
California Education Facilities Authority
  (University of Judaism Project) Series A
   4.30%, 07/07/00                                       5,500            5,500
California Education Facilities Authority
  RB (University of San Francisco)
   4.55%, 07/07/00                                       6,500            6,500

62

                                                         Par            Value
                                                      --------       ----------
California Health Facilities Financing
  Authority RB (California Prebyterian
  Homes) Series 1998
   4.45%, 07/07/00                                    $ 31,515       $   31,515
California Health Facilities Financing
  Authority RB (Catholic Health Care
  West) Series 1988B
   4.25%, 07/07/00                                      21,900           21,900
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series 1988C
   4.25%, 07/07/00                                      20,000           20,000
California Health Facilities Financing
  Authority RB (Catholic Health Care)
  Series A
   4.25%, 07/07/00                                       9,100            9,100
California Health Facilities Financing
  Authority RB (Children's Hospital
  Project) Series 1991
   4.25%, 07/07/00                                      17,700           17,700
California Health Facilities Financing
  Authority RB (Scripps Memorial
  Hospital) Series 1991B
   4.65%, 07/07/00                                         400              400
California Health Facilities Financing
  Authortiy RB (St. Joseph Health System
  Project) Series 1985A
   4.15%, 07/01/00                                          75               75
California HFA Home Mortgage RB
  Series 1999J-1
   4.70%, 07/07/00                                      13,600           13,600
California HFA Home Mortgage RB
  Series 1999J-2
   4.70%, 07/07/00                                      30,500           30,500
California HFA Home Mortgage RB
  Series 2000J
   4.70%, 07/07/00                                      16,460           16,460
California HFA Home Mortgage RB
  Series 2000M
   4.70%, 07/07/00                                      32,665           32,665
California HFA Home Mortgage RB
  Series 2000N
   4.70%, 07/07/00                                      21,000           21,000
California HFA RB Series G
   4.35%, 07/07/00                                      27,000           27,000

                                                         Par            Value
                                                      --------       ----------
California Infrastructure & Economic
  Development Bank IDRB (American
  Derosa-Lamparts)
   4.55%, 07/07/00                                    $  4,950       $    4,950
California Infrastructure & Economic
  Development Bank IDRB (Fairmont
  Sign Co. Project) Series 2000A
   4.95%, 07/07/00                                       4,250            4,250
California Infrastructure & Economic
  Development Bank IDRB (Lafayette
  Textile Industries Project)
   4.50%, 07/07/00                                       3,470            3,470
California Infrastructure & Economic
  Development Bank IDRB (Nelson
  Name Plate Co. Project)
   4.60%, 07/07/00                                       3,950            3,950
California Infrastructure & Economic
  Development Bank IDRB (Roller
  Bearing Co. of America Santa Ana
  Project)
   4.95%, 07/07/00                                       2,400            2,400
California Pollution Control Financing
  Authority RB (Green Team of San Jose
  Project)
   4.50%, 07/07/00                                       3,600            3,600
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric
  Co. Project) Series 1996B
   4.30%, 07/07/00                                      61,200           61,200
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series A
   4.30%, 07/07/00                                      68,500           68,500
California Pollution Control Financing
  Authority RB (Pacific Gas & Electric Co.
  Project) Series D
   4.50%, 07/07/00                                      11,400           11,400
California Pollution Control Financing
  Authority RB (Wadham Energy Project)
  Series 1987B
   4.80%, 07/07/00                                         700              700
California Pollution Control Financing
  Authority Resource Recovery RB
  (Sanger Project) Series 1990A
   4.40%, 07/07/00                                       2,800            2,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
California Pollution Control Financing
  Authority Resource Recovery Solid
  Waste Disposal RB (Atlas Disposal
  Industrial Project) Series 1999A
   4.55%, 07/07/00                                    $  3,000       $    3,000
California Pollution Control Financing
  Authority Resource Recovery Solid
  Waste Disposal RB (Bay Leasing, Inc.
  Project) Series 1999A
   4.50%, 07/07/00                                       9,675            9,675
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Blue Line Transfer Inc. Project)
   4.50%, 07/07/00                                       5,000            5,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Alameda County Industries Project)
  Series 2000A
   4.50%, 07/07/00                                       5,155            5,155
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Allan Co. Project)
   4.50%, 07/07/00                                         975              975
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project)
  Series 1995A
   4.50%, 07/07/00                                      17,110           17,110
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Athens Disposal Co. Project)
  Series 1999A
   4.50%, 07/07/00                                       8,000            8,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (BLT Enterprises) Series 1999A
   4.50%, 07/07/00                                       9,000            9,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Burrtec Waste Industries Project)
  Series 1995A
   4.60%, 07/07/00                                       3,425            3,425
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Calsan Inc. Project) Series 1999B
   4.50%, 07/07/00                                       4,685            4,685

                                                         Par            Value
                                                      --------       ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Cold Cyn Landfill Project)
   4.50%, 07/07/00                                    $  7,200       $    7,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Colmac Energy Project) Series 1990A
   4.40%, 07/07/00                                      18,850           18,850
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Contra Costa Services) Series 1995A
   4.50%, 07/07/00                                       3,600            3,600
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Edco Disposal Corp. Project)
  Series 1996A
   4.50%, 07/07/00                                      16,400           16,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Greenwaste of Tehama Project)
  Series A
   4.55%, 07/07/00                                       3,435            3,435
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Madera Disposable Project) Series A
   4.55%, 07/07/00                                       1,800            1,800
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Marborg Industries Project) Series A
   4.50%, 07/07/00                                       5,425            5,425
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Met Recycling Corporation Project)
  Series B
   4.55%, 07/07/00                                       5,340            5,340
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Santa Clara Project)
   4.55%, 07/07/00                                       4,000            4,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Martinez Refining Project)
  Series A
   4.10%, 07/07/00                                       2,000            2,000
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Shell Oil Co. Martinez Project)
  Series 1996B
   4.10%, 07/07/00                                       5,000            5,000

64

                                                         Par            Value
                                                      --------       ----------
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Solag Disposal Project) Series 1997A
   4.50%, 07/07/00                                    $  3,470       $    3,470
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Sun Valley Paper Project)
   4.50%, 07/07/00                                       1,200            1,200
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Talco Plastics Project) Series 1997A
   4.50%, 07/07/00                                       4,150            4,150
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Taormina Industries, Inc. Project)
  Series 1994B
   4.60%, 07/07/00                                       2,225            2,225
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Tri Community Recycle Project)
   4.55%, 07/07/00                                       2,455            2,455
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (West Valley Project) Series 1997A
   4.60%, 07/07/00                                       8,870            8,870
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Zanker Road Landfill Project) Series C
   4.55%, 07/07/00                                       6,370            6,370
California Pollution Control Financing
  Authority Solid Waste Disposal RB
   4.50%, 07/07/00                                       5,235            5,235
   4.60%, 07/07/00                                       3,970            3,970
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  Series A
   4.45%, 07/07/00                                      10,000           10,000
California Public Power Agency
  Subordinate Lien (San Juan Project)
  Series 1997D
   4.25%, 07/07/00                                       2,500            2,500
California School Facilities Financing
  Corp. COP (Capital Improvement
  Financing Project) Series 1999D
   4.30%, 07/07/00                                       8,825            8,825
California State Economic Development
  Financing Authority (Mannesmann
  Dematic Corp.)
   4.80%, 07/07/00                                       3,200            3,200

                                                         Par            Value
                                                      --------       ----------
California State Economic Development
  Financing Authority IDRB (Calco
  Project)
   4.85%, 07/07/00                                    $    880       $      880
California State Economic Development
  Financing Authority IDRB (Gaiser
  Tool Project)
   4.50%, 07/07/00                                       2,810            2,810
California State Economic Development
  Financing Authority IDRB (Mercury
  Air Group)
   4.40%, 07/07/00                                      16,300           16,300
California State Economic Development
  Financing Authority RB (Buck Center
  for Aging Project)
   4.40%, 07/07/00                                      50,300           50,300
California State Economic Development
  Financing Authority RB (Costa
  Macoroni Project)
   4.50%, 07/07/00                                       3,350            3,350
California State Economic Development
  Financing Authority RB (Killion
  Industry's Project)
   5.05%, 07/07/00                                       6,300            6,300
California Statewide Community
  Development Authority (Davis
  Retirement Care)
   4.00%, 07/01/00                                         500              500
California Statewide Community
  Development Authority (Dr. Nichols
  Pistachio) Series C
   4.45%, 07/07/00                                         900              900
California Statewide Community
  Development Authority COP (Sutter
  Health Obligation Group)
   4.15%, 07/01/00                                       3,300            3,300
California Statewide Community
  Development Authority COP
   4.40%, 07/07/00                                       7,485            7,485
California Statewide Community
  Development Authority IDRB (Biocol
  Investments LP) Series 1997B
   4.75%, 07/07/00                                       1,500            1,500
California Statewide Community
  Development Authority IDRB
  (Integrated Rolling Co. Project)
  Series 1999A
   4.60%, 07/07/00                                       2,900            2,900

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
California Statewide Community
  Development Authority M/F Housing RB
  (Kimberly Woods Project) Series 1995B
   4.55%, 07/07/00                                    $ 11,400       $   11,400
California Statewide Community
  Development Authority M/F Housing RB
  (One Park Place)
   4.30%, 07/07/00                                       2,038            2,038
California Statewide Community
  Development Authority M/F Housing RB
  (Park David Senior Apartments Project)
  Series 1999D
   4.35%, 07/07/00                                       8,220            8,220
California Statewide Community
  Development Authority M/F Housing RB
  (Plaza Club Apartments) Series 1997A
   4.37%, 07/07/00                                       9,790            9,790
California Statewide Community
  Development Authority RB (Japanese
  American Museum Project) Series 2000A
   4.30%, 07/07/00                                       5,000            5,000
California Statewide Community
  Development Authority RB (Jewish
  Federation of Los Angeles) Series 2000A
   4.30%, 07/07/00                                      11,500           11,500
California Statewide Community
  Development Corp. IDRB (13th I
  Associates Project)
   4.75%, 07/07/00                                       4,880            4,880
California Statewide Community
  Development Corp. IDRB (Agricultural
  Products, Inc. Project)
   4.75%, 07/07/00                                       1,360            1,360
California Statewide Community
  Development Corp. IDRB (Cowden
  Metal Stamping Project)
   4.75%, 07/07/00                                       1,820            1,820
California Statewide Community
  Development Corp. IDRB (Drip In
  Irrigation Co. Project)
   4.65%, 07/07/00                                       3,600            3,600
California Statewide Community
  Development Corp. IDRB (Flambeau
  Airmold Project)
   4.65%, 07/07/00                                       2,400            2,400
California Statewide Community
  Development Corp. IDRB (Industrial
  Dynamics Co. Project)
   4.75%, 07/07/00                                       3,840            3,840

                                                         Par            Value
                                                      --------       ----------
California Statewide Community
  Development Corp. IDRB (Pacific
  Handy Cutter Products Project)
   4.75%, 07/07/00                                    $    590       $      590
California Statewide Community
  Development Corp. IDRB (The
  Diamond Foods Project) Series 1991
   4.75%, 07/07/00                                       1,165            1,165
California Statewide Community
  Development Corp. IDRB Series 1998C
   4.65%, 07/07/00                                       2,060            2,060
California Statewide Community
  Industrial Development Revenue
  Refunding Bonds (Golden Valley
  Project) Series A
   4.65%, 07/07/00                                       1,680            1,680
California Statewide M/F Housing
  Authority RB (Woodsong Apartments)
  Series 1997B
   4.30%, 07/07/00                                       3,427            3,427
California Pollution Control Financing
  Authority Solid Waste Disposal RB
  (Calsan Inc. Project) Series 1996A
   4.50%, 07/07/00                                       6,115            6,115
Carlsbad, California M/F Housing
  Revenue Refunding Bonds COP
  (La Costa Apartment Project)
  Series 1993A
   4.30%, 07/07/00                                      11,720           11,720
Chula Vista, California IDRB (San Diego
  Gas & Electric Co.) Series 1993A
   4.45%, 07/07/00                                      11,800           11,800
Concord, California M/F Housing
  Authority RB (California Hill
  Apartments) Series 1989A
   4.50%, 07/07/00                                       6,750            6,750
Concord, California M/F Housing
  Mortgage RB (Bel Air Apartments
  Project) Series 1986A
   4.40%, 07/07/00                                       3,000            3,000
Contra Costa County, California M/F
  Housing Mortgage RB (El Cerrito
  Project) Series A
   4.40%, 07/07/00                                         980              980
Davis, California Community Facilities
  District Special Tax Bonds (East Davis
  Mace Ranch Project) District No. 1999-2
   4.40%, 07/07/00                                       4,640            4,640

66

                                                         Par            Value
                                                      --------       ----------
Duarte, California Redevelopment
  Agency COP (Johnson Duarte Partners
  Project) Series 1984B
   4.35%, 07/07/00                                    $  1,500       $    1,500
Duarte, California Redevelopment
  Agency COP (Piken Duarte Partners
  Project) Series 1984A
   4.35%, 07/07/00                                       4,050            4,050
Dublin, California Housing Authority
  M/F Housing RB (Park Sierra Project)
  Series A
   4.45%, 07/07/00                                      12,700           12,700
El Cajon, California M/F Housing RB
  (Pinewood Apartments Project)
   4.37%, 07/07/00                                       1,450            1,450
El Cajon, California Redevelopment
  Bonds M/F Housing RB (Mollison &
  Madison Project)
   4.37%, 07/07/00                                       5,300            5,300
Encinitas, California M/F Housing
  Revenue Refunding Bonds (Torrey
  Pines Project) Series A
   4.35%, 07/07/00                                       1,000            1,000
Fremont, California M/F Housing
  Revenue Refunding COP (Amber Court
  Apartments Project) Series 1990A
   4.55%, 07/07/00                                      10,000           10,000
Fresno, California IDA (Keiser Corp.)
   4.55%, 07/07/00                                       2,215            2,215
Hayward, California Housing Authority
  M/F RB (Huntwood Terrace Apartments)
   4.55%, 07/07/00                                       5,565            5,565
Hayward, California M/F Housing RB
  (Shorewood Apartment Project)
  Series A
   4.25%, 07/07/00                                       9,100            9,100
Hayward, California M/F Housing RB
  (Timbers Apartments Project) Series A
   4.35%, 07/07/00                                       7,500            7,500
Huntington Beach, California M/F
  Housing RB (Five Points Project)
   4.37%, 07/07/00                                       6,400            6,400
Huntington Park, California
  Redevelopment Agency M/F RB
  (Casa Rita Apartments) Series 1994A
   4.37%, 07/07/00                                       4,100            4,100

                                                         Par            Value
                                                      --------       ----------
Indio, California M/F Redevelopment
  Bonds Refunding Housing Mortgages
  (Carreon Apartments Project)
  Series 1996A
   4.30%, 07/07/00                                    $  3,950       $    3,950
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment
  District No. 87-8)
   4.15%, 07/01/00                                       3,000            3,000
Irvine Ranch, California Improvement
  Bond Act 1915 RB (Assessment District)
   4.15%, 07/01/00                                       9,893            9,893
   4.25%, 07/07/00                                       1,900            1,900
Ivrine Ranch, California Water District
  Consolidated RB
   4.15%, 07/01/00                                       5,000            5,000
Irvine Ranch, California Water District
  COP (Capital Improvement Project)
   3.50%, 07/01/00                                       9,400            9,400
Irvine Ranch, California Water District
  GO (Districts 105, 140, 240 & 250)
  Series1995
   3.50%, 07/01/00                                       5,000            5,000
Irvine Ranch, California Water District
  GO (Improvement District #282)
  Series 1988A
   3.50%, 07/01/00                                       1,700            1,700
Irvine Ranch, California Water District
  Improvement Bond GO (District 284)
  Series 1988A
   3.50%, 07/01/00                                       3,000            3,000
Irvine Ranch, California Water District
  Improvement Bond Limited Obligation
  No. 97-17
   4.15%, 07/01/00                                       1,400            1,400
Kern County, California COP (Kern Public
  Facilities Project) Series A
   4.25%, 07/07/00                                       4,400            4,400
Livermore, California M/F Housing
  Revenue Refunding Bonds (Arbors
  Apartment Project) Series 1991A
   4.45%, 07/07/00                                       9,005            9,005
Long Beach, California Housing Authority
  M/F Housing RB (Channel Point
  Apartments Project)
   4.25%, 07/07/00                                       6,250            6,250

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985A
   4.65%, 07/07/00                                    $  2,600       $    2,600
Los Angeles County, California COP ACES
  (Los Angeles County Museum of Art
  Project) Series 1985B
   4.65%, 07/07/00                                       3,000            3,000
Los Angeles County, California Housing
  Authority M/F RB (Malibu Canyon
  Apartments Project) Series B
   4.75%, 07/07/00                                      43,400           43,400
Los Angeles County, California Housing
  Authority M/F RB (Park Sierra Project)
   4.75%, 07/07/00                                      45,300           45,300
Los Angeles County, California M/F
  Housing RB (Channel Gateway
  Apartments)
   4.30%, 07/07/00                                      55,000           55,000
Los Angeles County, California
  Metropolitan Transportation Authority
  Revenue Refunding Bonds Series 1993A
   4.25%, 07/07/00                                      44,980           44,980
Los Angeles, California Community
  Redevelopment Agency M/F Housing
  Revenue Refunding Bonds (Promenade
  Towers Project) Series 2000
   4.20%, 07/07/00                                      28,900           28,900
Los Angeles, California Community
  Redevelopment Agency (Grand
  Promenade Project)
   4.30%, 07/07/00                                      12,400           12,400
Los Angeles, California Department
  Water & Power Electric Plant RB
  Series 2000A
   4.25%, 07/07/00                                       5,000            5,000
Los Angeles, California Department
  Water & Power Electric Plant RB
  Series 2000E
   4.25%, 07/07/00                                      12,000           12,000
Los Angeles, California Department
  Water & Power Electric Plant RB
  Second Issue Series 2000B
   4.25%, 07/07/00                                      60,000           60,000
Los Angeles, California M/F Housing RB
  (Beverly Park Apartments)
   4.35%, 07/07/00                                      24,400           24,400

                                                         Par            Value
                                                      --------       ----------
Los Angeles, California M/F Housing RB
  (Studio Colony) Series 1985C
   4.35%, 07/07/00                                    $ 16,691       $   16,691
Los Angeles, California M/F Housing RB
  Series 1985K
   4.40%, 07/07/00                                      65,210           65,210
Los Angeles, California Unified School
  District COP (Belmont Learning
  Complex Project) Series 1997A
   4.70%, 07/07/00                                      24,200           24,200
Madera, California Public Financing
  Municipal Golf Course Revenue
  Refinancing Authority
   4.80%, 07/07/00                                       1,950            1,950
Metropolitan Water District of Southern
  California Revenue Refunding Bonds
  Series 1996A
   4.25%, 07/07/00                                      69,505           69,505
Mount San Jacinto, California Winter
  Park Authority (Palm Springs Aerial
  Project)
   4.30%, 07/07/00                                       8,700            8,700
Mount San Jacinto, California Winter
  Park Authority COP (Palm Springs
  Aerial Project) Series 2000B
   4.30%, 07/07/00                                       2,900            2,900
Orange County California Apartment
  Development RB (Hidden Hills)
  Series 1985C
   4.75%, 07/07/00                                       5,200            5,200
Orange County, California Apartment
  Development RB Series 1985V
   4.40%, 07/07/00                                      18,000           18,000
Orange County, California Apartment
  Development RB Series 1998G
   4.35%, 07/07/00                                      10,000           10,000
Orange County, California Apartment
  Development RB Series F
   4.20%, 07/07/00                                      12,000           12,000
Orange County, California Apartment
  Development RB Series G-3
   4.35%, 07/07/00                                      28,000           28,000
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (Jess L. Frost Project)
  Series 1985B
   4.40%, 07/07/00                                      10,200           10,200

68

                                                         Par            Value
                                                      --------       ----------
Orange County, California Apartment
  Development Revenue Refunding
  Bonds (The Lakes Project #185)
  Series 1991A
   4.25%, 07/07/00                                    $ 20,000       $   20,000
Orange County, California COP (Florence
  Crittenton Services Project) Series 1990
   4.65%, 07/07/00                                       5,900            5,900
Orange County, California Housing M/F
  RB (Lantern Pines Project)
   4.50%, 07/07/00                                       6,200            6,200
Orange County, California Sanitation
  District COP (Districts 1, 2, 3, 5, 6, 7,
  11, 13 & 14)
   4.15%, 07/01/00                                       1,500            1,500
Panama Buena Vista, California Unified
  School District COP (1994 Capital
  Improvement Financing Project)
   5.05%, 07/07/00                                       4,000            4,000
Petaluma, California Community M/F
  Housing Authority (Oakmont At
  Petaluma Project)
   4.40%, 07/07/00                                       3,550            3,550
Pinole, California Redevelopment Agency
  M/F Housing RB (East Bluff Apartments
  Project)
   4.65%, 07/07/00                                       2,559            2,559
Pleasant Hill, California M/F Housing RB
  (Brookside Apartments Project)
   4.25%, 07/07/00                                       5,100            5,100
Pleasant Hill, California Redevelopment
  Agency M/F Housing (Chateau III
  Project) Series A
   4.40%, 07/07/00                                       2,360            2,360
Redwood City, California COP (City Hall
  Project)
   4.45%, 07/07/00                                       2,400            2,400
Riverside County, California Community
  Facilities District #88-4 (Winchester
  Ranch)
   4.30%, 07/07/00                                      18,100           18,100
Riverside County, California COP ACES
  Public Facilities Series 1985B
   4.35%, 07/07/00                                      13,500           13,500
Riverside County, California Housing
  Authority M/F RB (Tyler Springs
  Apartments) Series 1999C
   4.25%, 07/07/00                                       4,750            4,750

                                                         Par            Value
                                                      --------       ----------
Riverside County, California Housing
  Authority M/F RB (Briarwood
  Apartment Project) Series 1985C
   4.40%, 07/07/00                                    $  4,500       $    4,500
Riverside County, California Housing
  Authority M/F RB (Victoria Springs
  Apartments Project)
   4.37%, 07/07/00                                       9,600            9,600
Riverside County, California IDA RB
  (Calmold Inc. Project)
   4.55%, 07/07/00                                       3,510            3,510
Riverside County, California IDA RB
  (Cryogenic Project) Series B
   4.40%, 07/07/00                                       4,100            4,100
Riverside County, California M/F
  Housing RB (Ambergate Apartments)
  Series 1992A
   4.50%, 07/07/00                                       2,900            2,900
Sacramento County, California COP
  (Administration Center & Court
  House Project)
   4.35%, 07/07/00                                       8,300            8,300
Sacramento County, California Housing
  Authority (Oakland Valley Apartments
  Project) Series E
   4.37%, 07/07/00                                       4,000            4,000
Sacramento County, California Housing
  Authority (Sun Valley Apartments
  Project) Series F
   4.37%, 07/07/00                                       3,750            3,750
Sacramento County, California Housing
  Authority M/F Housing RB (Chesapeake
  Commons Project) Series 1997A
   4.33%, 07/07/00                                      28,000           28,000
Sacramento County, California Housing
  Authority M/F Housing RB (Hidden
  Oaks Apartments) Series 1999C
   4.35%, 07/07/00                                       6,300            6,300
Sacramento County, California Special
  Facilities (Recessna Aircraft Corp. Project)
   4.50%, 07/07/00                                       3,700            3,700
Salinas, California Apartment
  Development M/F Housing RB
  (Mariner Villa Project) Series 1985B
   4.30%, 07/07/00                                       2,825            2,825
San Bernardino County, California COP
  (Glen Helen Blockbuster Pavilion
  Project) Series 1994C
   4.50%, 07/07/00                                       6,540            6,540

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
San Diego, California Housing Authority
  M/F Mortgage RB (Creekside Villa)
  Series 1999B
   4.33%, 07/07/00                                    $  6,000       $    6,000
San Diego, California Housing Authority
  M/F Mortgage RB (Canyon Rim
  Apartments) Series B
   4.40%, 07/07/00                                      20,000           20,000
San Diego, California Housing Authority
  M/F Mortgage RB (Nobel Courts)
  Series 1999L
   4.20%, 07/07/00                                      20,500           20,500
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (3rd & Mission) Series 1999C
   4.30%, 07/07/00                                      28,000           28,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Fillmore Center Project) Series A1
   4.65%, 07/07/00                                      29,000           29,000
San Francisco, California City & County
  Redevelopment Agency M/F Housing
  RB (Fillmore Center Project) Series A2
   4.70%, 07/07/00                                       3,750            3,750
San Francisco, California Housing
  Authority M/F Housing RB (Magnolia
  Plaza Project) Series A
   4.50%, 07/07/00                                       5,500            5,500
San Jose, California M/F Housing RB
  (Almeden Lake Apartments Project)
  Series 1997A
   4.37%, 07/07/00                                      15,900           15,900
San Jose, California M/F Housing RB
  (Carlton Plaza Project) Series A
   4.52%, 07/07/00                                       5,000            5,000
San Jose, California M/F Housing RB
  (Seinna at Renaissance Project)
  Series 1996A
   4.55%, 07/07/00                                      20,000           20,000
San Jose, California Redevelopment
  Agency RB (Merged Area
  Redevelopment Project)
   4.40%, 07/07/00                                       6,400            6,400
San Jose, California Redevelopment M/F
  Housing (101 San Fernando
  Apartments Project) Series A
   4.60%, 07/07/00                                      37,000           37,000

                                                         Par            Value
                                                      --------       ----------
San Leandro, California M/F Housing RB
  (Carlton Plaza Project) Series A
   4.40%, 07/07/00                                    $  1,900       $    1,900
Santa Clara County, California Electric
  Authority RB, Series C
   3.30%, 07/07/00                                      20,755           20,755
Santa Clara County, California Hospital
  Facility Authority RB (El Camino
  Hospital District- Valley Medical Center
  Project) Series 1985A
   4.80%, 07/07/00                                      17,600           17,600
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Brairwood Apartments Project)
  Series 1996B
   4.25%, 07/07/00                                       9,400            9,400
Santa Clara County, California M/F
  Housing Revenue Refunding Bonds
  (Grove Garden Apartments)
  Series 1997A
   4.25%, 07/07/00                                       6,100            6,100
Santa Fe Springs, California IDA RB
   3.80%, 07/30/00                                       4,000            4,000
Santa Paula, California Public Financing
  Authority Lease Water System (Aquis
  Project)
   4.55%, 07/07/00                                       9,600            9,600
Santa Rosa, California M/F Housing RB
  (Quail Run Apartments) Series 1997A
   4.40%, 07/07/00                                       5,005            5,005
Southern California Public Power
  Authority RB (Sub-Southern
  Transmission Project) Series 2000A
   4.25%, 07/07/00                                      13,300           13,300
Southern California Public Power
  Authority Revenue Refunding Bonds
  (Palos Verdes Project) Series 1996B
   4.30%, 07/07/00                                       6,770            6,770
Stockton, California Community Facility
  District RB
   4.40%, 07/07/00                                       2,085            2,085
Tulare Porterville, California School
  Financing Authority
   5.05%, 07/07/00                                       6,765            6,765
Union City, California M/F Housing RB
  (Greenhaven Apartments Project)
  Series 1997A
   4.25%, 07/07/00                                      10,975           10,975

70

                                                         Par            Value
                                                      --------       ----------
Vallecitos, California Water District
  (Twin Oaks Reservoir Project)
   4.25%, 07/07/00                                    $ 14,865       $   14,865
Victor Valley, California Community
  College District COP
   4.50%, 07/07/00                                      53,450           53,450
Vista, California IDA IDRB (Desalination
  System Inc. Project)
   4.50%, 07/07/00                                       6,950            6,950
West Basin, California Municipal Water
  District Revenue COP (Phase ll Recycled
  Water Project) Series 1997B
   4.25%, 07/07/00                                      18,700           18,700
West Sacramento, California Special Tax
  RB (Community Facilities District #6)
   4.40%, 07/07/00                                       4,250            4,250
Western Riverside County, California
  Regional Wastewater Authority RB
  (Regulatory Wastewater Treatment)
   4.15%, 07/01/00                                       1,950            1,950
Westminster, California Agency Tax
  Allocation (Community Redevelopment
  Project)
   4.45%, 07/07/00                                       9,710            9,710
Westminster, California COP (Civic
  Center Project) Series A
   4.45%, 07/07/00                                       4,175            4,175
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,322,823)                                                   2,322,823
                                                                     ----------

TAX-EXEMPT COMMERCIAL PAPER -- 23.0% (c)
CALIFORNIA -- 19.0%
California Community College
  Financing Authority TECP Series B
   3.87%, 07/28/00                                      10,000           10,001
California Pollution Control Financing
  Authority RB TECP (Southern
  California Edison) Series 1985A
   3.40%, 08/01/00                                       4,500            4,500
   3.95%, 08/08/00                                       5,400            5,400
California Pollution Control Financing
  Authority Solid Waste Disposal RB TECP
  (Thermal Energy Development)
  Series 1988A (f)
   3.95%, 08/16/00                                      15,070           15,070

                                                         Par            Value
                                                      --------       ----------
California State Department of Water
  Resources TECP (f)
   3.30%, 07/06/00                                    $ 35,400       $   35,400
   3.70%, 07/10/00                                      23,000           23,000
   3.75%, 07/10/00                                      11,500           11,500
   3.95%, 07/12/00                                      26,700           26,700
   3.60%, 07/14/00                                      40,000           40,000
   4.10%, 08/10/00                                      34,540           34,540
   4.15%, 08/11/00                                       4,700            4,700
   3.85%, 09/06/00                                       7,000            7,000
California State GO TECP (f)
   3.30%, 07/05/00                                      12,500           12,500
   3.35%, 07/10/00                                      50,000           50,000
   3.35%, 07/12/00                                       5,000            5,000
   4.05%, 08/01/00                                      77,000           77,000
   3.90%, 09/01/00                                      12,000           12,000
Chino Basin, California Regulatory
  Financing Authority TECP
   4.18%, 08/23/00                                       9,000            8,997
East Bay, California Municipal Utilities
  District TECP
   3.90%, 08/08/00                                      19,800           19,800
Long Beach, California Harbor TECP
  Series 1994A (f)
   3.55%, 07/11/00                                      44,850           44,850
Los Angeles County, California Capital
  Asset Leasing Corp. Revenue TECP
   3.75%, 07/25/00                                      23,700           23,700
Los Angeles County, California
  Metropolitian Transportation TECP
   3.45%, 09/13/00                                      12,105           12,105
Los Angeles, California Metropolitian
  Transportation TECP (f)
   3.45%, 07/06/00                                      10,000           10,000
Los Angeles, California Waste Water
  System TECP
   3.40%, 08/31/00                                      34,500           34,500
Los Angeles, California Wastewater
  System TECP
   3.90%, 08/31/00                                      13,000           13,000
   4.10%, 09/01/00                                      26,500           26,500
   3.90%, 10/11/00                                      12,600           12,600
Metropolitian Water District of Southern
  California TECP
   3.40%, 08/10/00                                       7,300            7,300
   3.80%, 09/07/00                                       9,400            9,400

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Oakland Port, California ACES TECP (f)
   4.10%, 09/07/00                                    $ 25,490       $   25,490
   3.45%, 09/13/00                                      30,000           30,000
Orange County, California Local
  Transportation Authority TECP
   3.85%, 09/12/00                                      40,000           40,000
Sacramento, California Municipal
  Utilities District TECP
   4.00%, 07/03/00                                      33,950           33,950
   3.85%, 08/14/00                                      20,950           20,950
San Diego County, California
  Transportation TECP
   3.45%, 07/11/00                                      12,400           12,400
San Francisco, California Bay Area
  Rapid Transportation TECP
   3.70%, 07/10/00                                      44,000           44,000
San Francisco, California City & County
  TECP
   3.40%, 07/18/00                                      16,800           16,800
   3.50%, 08/01/00                                       5,910            6,910
   3.85%, 09/11/00                                      23,655           23,655
   3.85%, 09/12/00                                      18,000           18,000
   3.50%, 10/02/00                                       3,050            3,050
   3.80%, 10/18/00                                      14,085           14,085
San Joaquin Hills, California
  Transportation Authority TECP
   3.80%, 07/25/00                                      32,000           32,000
University of California Board of
  Regents TECP
   3.90%, 08/01/00                                      25,000           25,000
   3.90%, 08/16/00                                      15,400           15,400
   3.45%, 08/17/00                                      10,555           10,555
   3.95%, 08/17/00                                       6,000            6,000
   4.10%, 08/23/00                                       4,600            4,600
   3.40%, 09/12/00                                      20,000           20,000
   3.40%, 09/22/00                                      25,000           25,000
   3.90%, 10/11/00                                       5,000            5,000
                                                                     ----------
                                                                      1,029,908
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
PUERTO RICO -- 4.0%
Puerto Rico Government Development
  Bank TECP
   3.69%, 07/24/00                                    $ 30,500       $   30,500
   3.50%, 07/26/00                                      45,114           45,114
   3.60%, 07/26/00                                      31,866           31,866
   3.60%, 08/01/00                                      15,000           15,000
   3.75%, 08/04/00                                      10,555           10,555
   3.90%, 08/09/00                                      23,000           23,000
   3.75%, 08/15/00                                      10,000           10,000
   3.70%, 08/17/00                                      49,890           49,890
                                                                     ----------
                                                                        215,925
                                                                     ----------
TOTAL TAX-EXEMPT
  COMMERCIAL PAPER
  (Cost $1,245,833)                                                   1,245,833
                                                                     ----------

TAX & REVENUE ANTICIPATION NOTES -- 16.5% (c)
CALIFORNIA -- 13.7%
Alameda County, California COP TRAN
   3.32%, 07/07/00                                      28,000           28,003
California Community College Financing
  Authority TRAN Series A (d)
   4.24%, 06/29/01                                      35,705           35,961
California School Cash Reserve Program
  Authority Pooled TRAN Series 1999A (f)
   3.11%, 07/03/00                                      63,200           63,202
California Statewide Community
  Development Authority RB TRAN
  Series 1999C-2
   3.99%, 09/29/00                                      55,975           56,015
California Statewide Community
  Development Authority RB TRAN
  Series A (d)
   4.27%, 06/29/01                                      23,500           23,717
Fairfield, California TRAN
   3.98%, 09/28/00                                       2,500            2,503
Folsom Cordova, California Unified
  School Districts TRAN
   3.93%, 03/01/01                                       3,800            3,814
Fremont, California TRAN  (d)
   4.27%, 07/10/01                                       9,000            9,063
Los Angeles County, California Schools
  Pooled Financing Program Participation
  Certificates Pooled TRAN Series A (d)
   4.27%, 07/02/01                                      41,250           41,538

72

                                                         Par            Value
                                                      --------       ----------
Los Angeles County, California TRAN
  Series A  (d)
   4.15%, 06/29/01                                    $100,000       $  100,807
Marin County, California TRAN (d)
   4.18%, 06/29/01                                      33,000           33,256
Mt. Diablo, California Unified School
  District TRAN
   3.77%, 01/19/01                                       9,600            9,640
San Bernardino County, California
  TRAN
   3.68%, 09/29/00                                      63,625           63,669
San Diego County & School District
  TRAN (d)
   4.22%, 06/29/01                                      48,715           49,074
San Diego County, California TRAN (f)
   4.25%, 09/29/00                                      83,850           84,169
San Diego, California Area Local
  Government COP TRAN Series 1999B
   4.00%, 07/28/00                                      12,000           12,005
San Diego, California Unified School
  District TRAN Series 1999A
   3.73%, 09/29/00                                      11,110           11,124
San Joaquin County, California TRAN
   3.72%, 01/01/01                                      30,420           30,497
Santa Cruz County, California TRAN
   3.48%, 10/06/00                                       3,860            3,870
Santa Cruz County, California TRAN (d)
   4.16%, 07/05/01                                      26,490           26,703
South Coast, California Local Education
  Agency Pooled TRAN (d)
   4.23%, 07/03/01                                      50,000           50,369
Val Verde, California Unified School
  District TRAN
   3.50%, 10/31/00                                       2,900            2,907
                                                                     ----------
                                                                        741,906
                                                                     ----------
PUERTO RICO -- 2.8%
Puerto Rico Commonwealth TRAN
   3.75%, 07/30/00                                     104,100          104,161
   3.94%, 07/30/00                                      25,000           25,010
   4.43%, 07/30/00                                      26,400           26,400
                                                                     ----------
                                                                        155,571
                                                                     ----------
TOTAL TAX & REVENUE
  ANTICIPATION NOTES
  (Cost $897,477)                                                       897,477
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
VARIABLE RATE TENDER OPTION BONDS -- 10.2% (a)(b)(f)
CALIFORNIA -- 8.7%
Big Bear Lake, California Water Revenue
  TOBP (PA- 597)
   4.42%, 07/07/00                                    $  8,445       $    8,445
California HFA Home Mortgage RB TOB
   4.42%, 07/07/00                                       5,425            5,425
California HFA Revenue TOB Series 1997E
   4.42%, 07/07/00                                       9,695            9,695
California HFA Revenue TOB Series R
   4.42%, 07/07/00                                       9,995            9,995
California State GO TOB Series 194
   4.37%, 07/07/00                                       4,120            4,120
California State GO TOB Series 195
   4.37%, 07/07/00                                       4,000            4,000
California State GO TOB Series 1999M
   4.59%, 07/07/00                                      46,000           46,000
California State GO TOB Series 2000XX
  (Merlot)
   4.59%, 07/07/00                                       7,300            7,300
California State GO TOB Series 55
   4.37%, 07/07/00                                      11,930           11,930
California State GO TOBP (PA-676)
   4.27%, 07/07/00                                      19,495           19,495
California State GO TOBP (PT-1070)
   4.42%, 07/07/00                                       8,565            8,565
California State GO TOBP (PT-1236)
   4.27%, 07/07/00                                      15,800           15,800
California State GO TOPB (PT-1072)
   4.42%, 07/07/00                                       9,565            9,565
California State GO TOPB (PT-153)
   4.47%, 07/07/00                                       4,995            4,995
California State Government Eagle TOB
  Series 2000
   4.32%, 07/07/00                                       8,000            8,000
   4.42%, 07/07/00                                       9,900            9,900
California State HFA RB TOB (PA-540R)
   4.42%, 07/07/00                                       4,995            4,995
California State Public Works Board
  Lease Revenue TOB Series 1999F
   4.95%, 07/07/00                                       9,985            9,985
California State Putters Series 132 TOB
   4.35%, 07/07/00                                      46,985           46,985
California Statewide Community
  Developement Authority COP
  Series 1999E TOB
   4.59%, 07/07/00                                       5,000            5,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Foothill-De Anza California Community
  College District Merlot Series 2000YY
   4.59%, 07/07/00                                    $ 10,000       $   10,000
Los Angeles County, California
  Metropolitan Transit Authority TOB
   4.59%, 07/07/00                                      23,830           23,830
Los Angeles, California Department of
  Water & Power Revenue TOB Series L
   4.59%, 07/07/00                                      20,390           20,390
Los Angeles, California TOB (Dwap
  Electric Power Plant) Series 1
   4.59%, 07/07/00                                      19,995           19,995
Los Angeles, California TOB (PA-554)
   4.42%, 07/07/00                                       3,150            3,150
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  (PA-546)
   4.42%, 07/07/00                                       4,750            4,750
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 154
   4.37%, 07/07/00                                      10,000           10,000
Metropolitan Water District of Southern
  California Water Works Revenue TOB
  Series 1999O
   4.59%, 07/07/00                                      16,000           16,000
Oakland, California Revenue TOB
  (180 Harrison Foundation Project)
  Series 2000M
   4.59%, 07/07/00                                       3,000            3,000
Oakland Port, California Merlot
  (First Union) TOB Series 2000JJ
   4.64%, 07/07/00                                      15,000           15,000
Palo Alto, California Unified School
  District (Merlot Project) Series R
   4.59%, 07/07/00                                       6,000            6,000
Port of Oakland, California TOB (PA-663)
   4.47%, 07/07/00                                       6,310            6,310
Sacramento County, California
  Sanitation District Financing
  Authority TOB (PA-694)
   4.42%, 07/07/00                                       6,090            6,090
San Francisco, California City & County
  Airports Commission International
  Airports Revenue TOB Series 1998-31
   4.47%, 07/07/00                                      14,350           14,350

                                                         Par            Value
                                                      --------       ----------
San Francisco, California City & County
  Airports Commission International
  Airports Revenue TOBP (PA-662)
   4.47%, 07/07/00                                    $ 12,670       $   12,670
State of California, Merlot GO
  Series 2000A
   4.64%, 07/07/00                                      18,065           18,065
University of California Board of
  Regents TOBP (PT-1057)
   4.42%, 07/07/00                                      34,505           34,505
                                                                     ----------
                                                                        474,300
                                                                     ----------
PUERTO RICO -- 1.5%
Puerto Rico Commonwealth Highway &
  Transportation Authority RB TOB
  (PA-494) Series A
   4.42%, 07/07/00                                       1,875            1,875
Puerto Rico Commonwealth Highway &
  Transportation Authority TOB
   4.42%, 07/07/00                                      18,435           18,435
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
  (PA-498)
   4.42%, 07/07/00                                       3,930            3,930
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
  (PT-1086)
   4.42%, 07/07/00                                      25,650           25,650
Puerto Rico Commonwealth
  Infrastructure Financing Authority TOB
   4.42%, 07/07/00                                      24,000           24,000
Puerto Rico Commonwealth TOBP
  (PA-652)
   4.42%, 07/07/00                                       8,730            8,730
                                                                     ----------
                                                                         82,620
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $556,920)                                                       556,920
                                                                     ----------

74

                                                         Par            Value
                                                      --------       ----------
REVENUE BONDS -- 8.8% (c)
CALIFORNIA -- 8.6%
California Education Facilities Authority
  RB (San Francisco Conservatory)
   4.40%, 07/07/00                                    $  3,000       $    3,000
California Health Facilities Financing
  Authority RB (Kaiser Permanente)
  Series 1990A
   3.35%, 12/01/00                                      35,000           36,141
California HFA Home Mortgage RB
  Series 1994G
   4.01%, 08/01/00                                         410              411
California HFA Home Mortgage RB
  Series 2000I
   4.05%, 06/01/01                                      20,000           20,000
California HFA RB (Children's Hospital
  L.A.) Series 1991A
   4.03%, 06/01/01                                       3,330            3,485
California HFA S/F Mortgage RB
  Series 1999E
   3.45%, 08/01/00                                      47,260           47,260
California School Cash Reserve Program
  Authority Pooled RB Series A (d)(f)
   4.27%, 07/03/01                                     250,000          252,347
California State Public Works Board
  Lease RB (Regents of The University
  of California)
   3.77%, 09/01/00                                      20,690           21,211
California State Public Works Board
  Lease RB (California Community
  Colleges) Series 1997A
   3.85%, 04/01/01                                       4,230            4,265
California State Public Works Board
  Lease Revenue Refunding Bonds
  (Department of Corrections State
  Prisons) Series 1993A (f)
   3.89%, 12/01/00                                       1,865            1,871
California State Public Works Board
  Lease Revenue Refunding Bonds
  (Department of Corrections)
  Series 1997C
   3.72%, 09/01/00                                      11,970           11,990
Central Valley, California Financing
  Authoriy RB (Carson Ice Cogeneration
  Project) (f)
   3.33%, 07/01/00                                      19,425           19,425

                                                         Par            Value
                                                      --------       ----------
Contra Costa County, California
  Transportation Authority Sales Tax RB
  Series 1995A (f)
   3.64%, 03/01/01                                    $  1,000       $    1,007
Kings River, California Conservation
  District RB (Pine Flat Power Project)
  Series 1992D
   3.58%, 01/01/01                                       4,960            5,007
Long Beach, California Harbor RB
   3.90%, 05/15/01                                       4,490            4,513
Los Angeles County, California Public
  Water Works Financing Authority RB
  (Regal Park & Open Space District
  Project)
   3.58%, 10/01/00                                       5,635            5,655
Los Angeles County, California Public
  Works Financing Authority Lease
  Revenue Refunding Bonds (Master
  Refund Project) Series 1997A
   3.62%, 03/01/01                                       7,000            7,063
Los Angeles, California Municipal
  Improvement Corp. RB (Sanitation
  Equipment Charge Project)
  Series 1999A
   3.58%, 02/01/01                                       3,325            3,333
Los Angeles, California, Wastewater
  System RB Series D
   3.66%, 12/01/00                                       1,805            1,863
Northern California Power Agency RB
  (Combustion Turbine #1-A) (f)
   3.40%, 08/15/00                                       1,535            1,536
Northern California Power Agency
  Revenue Refunding Bonds
  (Geothermal Project No. 3)
  Series 1996B (f)
   3.68%, 07/01/00                                       3,500            3,500
Orange County, California Airport RB (f)
   3.45%, 07/01/00                                       2,200            2,200
San Francisco, California Port
  Commission Revenue Refunding Bonds
   3.97%, 07/01/00                                       1,500            1,500
Southern California Public Power
  Authority RB (Palo Verde Project)
  Series 1999A (f)
   3.35%, 07/01/00                                       3,300            3,300
Southern California Public Power
  Authority RB (San Juan Unit 3 Project)
  Series A (f)
   3.35%, 07/01/00                                       2,465            2,465

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                      --------       ----------
Southern California Public Power
  Authority Revenue Refunding Bonds
  Series 1989
   3.77%, 07/01/00                                    $  4,770       $    4,770
                                                                     ----------
                                                                        469,118
                                                                     ----------
PUERTO RICO -- 0.2% (f)
Puerto Rico Commonwealth Highway
  Authority RB Series 1990Q
   3.50%, 07/01/00                                       3,000            3,060
   3.75%, 07/01/00                                       6,500            6,630
                                                                     ----------
                                                                          9,690
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $478,808)                                                       478,808
                                                                     ----------

FIXED RATE TENDER OPTION BONDS -- 0.9% (c)(e)(f)
CALIFORNIA -- 0.7%
California State TOB (PT-1170)
   3.45%, 07/20/00                                       4,785            4,785
California State Public Works Board
  Lease Revenue TOB Series 2000D
   4.15%, 07/07/00                                      23,970           23,970
Los Angeles, California Unified School
  District TOB (PT-1178)
   3.50%, 08/10/00                                       9,635            9,635
                                                                     ----------
                                                                         38,390
                                                                     ----------
PUERTO RICO -- 0.2%
Puerto Rico Housing Finance
  Corporation RB TOB Series J
   3.70%, 04/12/01                                       9,900            9,900
                                                                     ----------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $48,290)                                                         48,290
                                                                     ----------

BOND ANTICIPATION NOTES -- 0.8% (c)
Fresno, California Unified School
  District BAN
   3.74%, 02/01/01                                      45,000           45,194
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $45,194)                                                         45,194
                                                                     ----------

                                                         Par            Value
                                                      --------       ----------
CERTIFICATES OF PARTICIPATION -- 0.8% (c)
California Desert Hospital District
  Revenue COP
   3.64%, 07/01/00                                    $  5,500       $    5,610
California Statewide Community
  Development Authority COP (St. Joseph
  Health System Obligated Group)
   3.83%, 07/01/00                                       2,035            2,035
Los Angeles County, California COP
  (Correctional Facilities Project)
   4.00%, 09/01/00                                      13,000           13,319
Los Angeles County, California Schools
  Pooled Financing Program COP
  Series 1999B (f)
   3.70%, 09/29/00                                      17,250           17,256
Los Angeles, California Convention &
  Exhibit Center Authority COP (f)
   3.35%, 08/15/00                                       3,150            3,227
                                                                     ----------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $41,447)                                                         41,447
                                                                     ----------
GENERAL OBLIGATIONS -- 0.4% (c)
CALIFORNIA -- 0.3%
California State GO
   3.35%, 08/01/00                                       8,300            8,308
   3.57%, 02/01/01                                      10,100           10,125
Fontana, California Unified School
  District GO Series A (f)
   3.55%, 07/01/00                                         500              500
                                                                     ----------
                                                                         18,933
                                                                     ----------
PUERTO RICO -- 0.1%
Commonwealth of Puerto Rico GO
   3.62%, 07/01/00                                       3,925            4,003
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $22,936)                                                         22,936
                                                                     ----------
ZERO COUPON BONDS -- 0.2% (c)
San Joaquin Hills, California
  Transportation Corridor Agency
  Toll Road RB
   3.90%, 01/01/01                                       9,100            8,926
                                                                     ----------
TOTAL ZERO COUPON BONDS
  (Cost $8,926)                                                           8,926
                                                                     ----------

76

                                                         Par            Value
                                                      --------       ----------
MANDATORY PUT BONDS -- 0.1% (c)
Vallejo City, California Unified School
  District COP (Various Capital
  Improvement Financing Projects)
  Series 1999E (f)
   4.30%, 07/07/00                                    $  6,000       $    6,000
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $6,000)                                                           6,000
                                                                     ----------
TAX ALLOCATION BONDS -- 0.1% c)
San Jose, California Redevelopment
  Agency Tax Allocation (Merged Area
  Project) Series 1992A (f)
   3.50%, 08/01/00                                       1,650            1,653
San Jose, California Redevelopment
  Agency Tax Allocation (Merged Area
  Redevelopement Project) Series 1999 (f)
   3.80%, 08/01/00                                       1,240            1,241
Signal Hill, California Redevelopment
  Agency Tax Allocation Bonds
  Series 1990B
   3.64%, 10/01/00                                       2,000            2,019
                                                                     ----------
TOTAL TAX ALLOCATION BONDS
  (Cost $4,913)                                                           4,913
                                                                     ----------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds-
  California Money Fund Portfolio
   3.53%                                                 1,464            1,464
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $1,464)                                                           1,464
                                                                     ----------
TOTAL INVESTMENTS -- 104.6%
  (Cost $5,681,031)                                                   5,681,031
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (4.6%)
  Other assets                                                          458,034
  Liabilities                                                          (706,607)
                                                                     ----------
                                                                       (248,573)
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $5,432,458
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                       -------       ----------
VARIABLE RATE OBLIGATIONS -- 27.8% (b)f)
Albany, New York IDRB (Newkirk
  Products Project) Series 1995A
   4.80%, 07/07/00                                     $ 1,000       $    1,000
Babylon, New York IDA Resource
  Recovery (Ogden Martin Project)
  Series 1998
   4.45%, 07/07/00                                       5,800            5,800
Duchess County, New York IDA IDRB
  (Mechtroncis Corp. Project) Series 1998
   4.85%, 07/07/00                                       3,625            3,625
Dutchess County, New York IDA (Trinity
  Pawling School Corp. Project)
   4.65%, 07/07/00                                       3,400            3,400
Erie County, New York IDA (Episcopal
  Life Care Facilities Project)
   4.65%, 07/07/00                                       3,095            3,095
Herkimer County, New York IDA Civic
  Facilities RB (Templeton Foundation
  Project)
   4.85%, 07/07/00                                       2,200            2,200
Monroe County, New York IDRB (ENBI
  Corp. Lease Rent Project) Series 1988
   4.70%, 07/07/00                                       2,000            2,000
New York City, New York Housing
  Development Corp. M/F Housing RB
  (100 Jane Street Development Project)
  Series A
   4.65%, 07/07/00                                       6,525            6,525
New York City, New York Housing
  Development Corp. M/F Housing RB
  (One Columbus Project) Series A
   4.65%, 07/07/00                                       5,600            5,600
New York City, New York Housing
  Development Corp. M/F Housing RB
  (Related Broadway Development)
  Series A
   4.70%, 07/07/00                                       5,000            5,000
New York City, New York IDA Special
  Facility RB (Korean Airlines Co. Project)
  Series 1997A
   4.70%, 07/07/00                                       4,000            4,000
New York City, New York M/F Rental
  Housing RB (Tribeca Tower Project)
  Series 1997A
   4.45%, 07/07/00                                      28,200           28,200

                                                         Par            Value
                                                       -------       ----------
New York City, New York Municipal Water
  Finance Authority Water & Sewer
  System RB Series 1994G
   4.40%, 07/01/00                                     $ 1,500       $    1,500
New York City, New York Transit Finance
  Authority RB Series 1998A-1
   4.65%, 07/07/00                                      17,520           17,520
New York State Dormitory Authority RB
  (New York Foundling Charitable Project)
   4.80%, 07/07/00                                         800              800
New York State Economic Development
  Authority
   4.35%, 07/07/00                                       4,200            4,200
New York State Energy Research &
  Development Authority Pollution
  Control Revenue Refunding Bonds
  (Orange & Rockland Utilities, Inc.
  Project) Series 1994A
   4.45%, 07/07/00                                       6,500            6,500
New York State HFA Housing RB
  (101 West End Avenue Project)
  Series 1999A
   4.70%, 07/07/00                                       7,800            7,800
New York State HFA Housing RB
  (345 East 94th Street Housing Project)
   4.70%, 07/07/00                                      17,200           17,200
New York State HFA Housing RB
  (Chelsea Arms Housing Project)
  Series 1998A
   4.45%, 07/07/00                                      14,000           14,000
New York State HFA Housing RB
  (East 84th Street Project) Series 1995A
   4.50%, 07/07/00                                       1,500            1,500
New York State HFA Housing RB
  (Mount Sinai School Of Medicine
  Project) Series 1984A
   4.55%, 07/07/00                                       4,280            4,280
New York State HFA Housing RB
  (Union Square South Housing Project)
   4.40%, 07/07/00                                      11,500           11,500
New York State HFA M/F Housing RB
  Series 1999A
   4.65%, 07/07/00                                      15,500           15,500
New York State HFA RB (150 East 44th
  Street Project) Series 2000A
   4.70%, 07/07/00                                      27,500           27,500

78

                                                         Par            Value
                                                       -------       ----------
New York State HFA RB (70 Battery Place
  Project) Series 1999A
   4.65%, 07/07/00                                     $ 8,500       $    8,500
New York State HFA RB (Normandie
  Court Project) Series 1991
   4.45%, 07/07/00                                       1,900            1,900
New York State HFA RB (Tribeca
  Landing) Series 1997A
   4.45%, 07/07/00                                      16,500           16,500
New York State HFA RB Series 1997A
   4.45%, 07/07/00                                      20,300           20,300
New York State Local Government
  Assistance Corporation Series 1995G
   4.40%, 07/07/00                                       6,000            6,000
New York State Medical Care Facilities
  Financing Agency RB (Pooled
  Equipment Loan Program 1)
   4.90%, 07/07/00                                       2,900            2,900
Newburgh, New York IDA IDRB (Bourne
  and Kenney Project) Series 1999B
   4.80%, 07/07/00                                       4,000            4,000
Niagara County, New York IDRB
  (Allegheny Ludlum Steel Co. Project)
  Series 1984
   4.40%, 07/07/00                                       8,400            8,400
Schenectady, New York IDRB (Fortitech
  Holding Corp. Project) Series 1995A
   4.85%, 07/07/00                                       1,100            1,100
St. Lawrence County, New York IDRB
  Environmental Improvement (Reynolds
  Metals Project)
   4.90%, 07/07/00                                       4,000            4,000
Town of Islip, New York IDRB (Magnum
  Realty Creative Bath Products Project)
   4.80%, 07/07/00                                       1,310            1,310
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1989
   4.65%, 07/07/00                                       1,500            1,500
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1991
   4.65%, 07/07/00                                         700              700

                                                         Par            Value
                                                       -------       ----------
Yonkers, New York IDRB Civic Facilities
  (Consumers Union Facility Project)
  Series 1994
   4.65%, 07/07/00                                     $ 1,900       $    1,900
                                                                     ----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $279,255)                                                       279,255
                                                                     ----------
VARIABLE RATE TENDER OPTION BONDS -- 18.9% (a)(c)(f)
Long Island, New York Power Authority
  Electric System RB TOBP (PA-522)
   4.85%, 07/07/00                                      21,000           21,000
New York City, New York GO TOBP
  (CoreStates Merlot Program Project)
  Series 1997C
   4.84%, 07/07/00                                      26,000           26,000
New York City, New York Health and
  Hospital Corp. RB TOBP (PA-555)
   4.82%, 07/07/00                                      17,620           17,620
New York City, New York Municipal
  Financing Authority Water & Sewer
  System RB TOB
   4.82%, 07/07/00                                       4,995            4,995
New York City, New York Municipal
  Acceptance Corp. TOB
   4.82%, 07/07/00                                      12,445           12,445
New York City, New York Municipal
  Water Finance Authority Water &
  Sewer Systems Revenue TOBP (PA-523)
  Series 1999B
   4.82%, 07/07/00                                      18,235           18,235
New York City, New York Transitional
  Finance Authority Revenue TOB
  Series 283
   3.82%, 07/07/00                                       3,700            3,700
New York City, New York Transitional
  Finance Authority TOB
   4.84%, 07/07/00                                      21,720           21,720
New York Metropolitan Transportation
  Authority TOBP (PA-426)
   4.82%, 07/07/00                                       5,695            5,695
New York State Dormitory Authority RB
  (Montefiore Medical Center Project)
  TOB Series 156
   4.82%, 07/07/00                                       1,525            1,525
New York State Dormitory Authority
  TOBP (PA-425)
   4.82%, 07/07/00                                       9,130            9,130

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                       -------       ----------
New York State Dormitory Authority
  TOBP
   4.84%, 07/07/00                                     $12,375       $   12,375
New York State Energy Research &
  Development Authority (Eagle Trust)
  TOB Series 1994A
   4.84%, 07/07/00                                      14,850           14,850
New York State Environmental Pollution
  Control RB TOB (96-C3202)
  Series 1994D
   4.84%, 07/07/00                                      17,050           17,050
New York State Medical Care Facility
  TOBP (PT-154)
   4.82%, 07/07/00                                       3,175            3,175
                                                                     ----------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $189,515)                                                       189,515
                                                                     ----------
REVENUE BONDS -- 15.9% (c)
Metropolitan Transportation Authority,
  New York RB (Service Contract
  Transportation Facilities Project)
  Series 1990-3
   3.88%, 07/01/00                                       8,435            8,435
New York City, New York Transit Cultural
  Resources RB (American Museum of
  Natural History Project) Series 1999B (f)
   3.70%, 07/01/00                                       6,500            6,500
   4.50%, 07/01/01                                       1,500            1,500
New York State Dormitory Authority RB
  (City University System) Series 1987A
   6.03%, 07/01/00                                       1,075            1,086
New York State Dormitory Authority RB
  (City University System) Series 1990A
   3.86%, 07/01/00                                       5,500            5,610
New York State Dormitory Authority RB
  (City University Sytem) Series F (f)
   3.97%, 07/01/00                                      13,200           13,464
New York State Dormitory Authority RB
  (New York Methodist Hospital
  Project) (f)
   3.78%, 07/01/00                                       3,000            3,000
New York State Dormitory Authority RB
  (University of New York) Series 1990F (f)
   3.97%, 07/01/00                                       9,450            9,639

                                                         Par            Value
                                                       -------       ----------
New York State Dormitory Authority RB
  (Vassar College)
   4.15%, 07/01/00                                     $ 2,190       $    2,234
New York State Energy Research &
  Development Authority Pollution
  Control RB (New York State Electric &
  Gas Project) Series B (f)
   3.70%, 10/15/00                                       5,615            5,615
New York State HFA RB
   4.16%, 11/01/00                                      41,020           42,309
New York State Local Assistance Corp. RB
  Series 1991A
   4.65%, 04/01/01                                       1,000            1,037
New York State Local Assistance Corp. RB
  Series 1991C
   4.19%, 04/01/01                                      11,630           12,092
New York State Medical Care Facilities
  Finance Agency Hospital Insured
  Mortgage RB Series 1990A (f)
   4.45%, 08/15/00                                      11,525           11,799
New York State Thruway Authority
  Highway & Bridge Authority RB
  Series 2000A
   4.24%, 04/01/01                                      15,870           15,929
New York State Thruway Authority
  Service Contract RB (Local Highway &
  Bridge)
   4.18%, 01/01/01                                      13,760           13,886
New York State Urban Development
  Corp. (Correctional Facilities Service
  Contract) RB Series 1998B
   4.30%, 01/01/01                                       3,500            3,512
New York Triborough Bridge & Tunnel
  Authority RB Series 1991T
   4.03%, 01/01/01                                       1,810            1,827
                                                                     ----------
TOTAL REVENUE BONDS
  (Cost $159,474)                                                       159,474
                                                                     ----------

80

                                                         Par            Value
                                                       -------       ----------
TAX EXEMPT COMMERCIAL PAPER -- 15.4% (c)
NEW YORK -- 14.6%
New York City, New York GO TECP
  Series 1994H-3
   4.30%, 07/11/00                                     $12,000       $   12,000
New York State Environmental Quality
  TECP
   3.95%, 07/13/00                                       7,400            7,400
   4.00%, 08/02/00                                       9,000            9,000
   4.15%, 08/09/00                                      35,000           35,000
New York State GO BAN TECP Series W
   4.25%, 08/08/00                                      12,500           12,500
New York State Long Island Power
  Authority Electrical Systems TECP
  Series 3
   4.35%, 08/08/00                                      26,800           26,800
New York State Power Authority TECP
  Series 2
   4.15%, 08/08/00                                      20,200           20,200
   4.25%, 08/08/00                                      18,600           18,600
   4.15%, 08/10/00                                       5,700            5,700
                                                                     ----------
                                                                        147,200
                                                                     ----------
PUERTO RICO -- 0.8%
Puerto Rico Goverment Development
  Bank TECP
   4.40%, 08/23/00                                       7,618            7,618
                                                                     ----------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $154,818)                                                       154,818
                                                                     ----------
BOND ANTICIPATION NOTES -- 6.6% (c)
Bronxville, New York Unified Free School
  District BAN Series 1999
   3.85%, 10/30/00                                       9,400            9,412
Campbell-Savona, New York Central
  School District BAN
   3.90%, 10/27/00                                       4,000            4,007
Chautauqua County, New York BAN
  Series 1999
   3.50%, 07/14/00                                       8,000            8,001
   3.93%, 12/08/00                                       5,600            5,608
Gowanda, New York Central School
  District BAN
   3.85%, 10/27/00                                       9,950            9,966
Islip, New York BAN
   4.43%, 06/22/01                                       6,550            6,585

                                                         Par            Value
                                                       -------       ----------
Ithaca, New York BAN
   3.98%, 01/19/01                                     $12,977       $   13,013
Livingston County, New York BAN
   3.65%, 08/18/00                                       4,370            4,372
New Rochelle, New York BAN Series A
   3.70%, 10/13/00                                       5,235            5,239
                                                                     ----------
TOTAL BOND ANTICIPATION NOTES
  (Cost $66,203)                                                         66,203
                                                                     ----------
FIXED RATE TENDER OPTION BONDS -- 5.5% (c)(e)(f)
New York Local Government Assistance
  Corp. TOBP (PT-1055) Series 1997B
   4.55%, 07/07/00                                       9,615            9,615
New York State Mortgage Agency RB
  (Homewowners Mortgage) TOB
  Series 77-A
   4.75%, 07/26/00                                      15,365           15,365
New York State Mortgage Agency TOB
  Series 1999F
   4.75%, 07/26/00                                      24,795           24,795
New York State Mortgage Agency Revenue
  TOBP (PT-260)
   4.60%, 11/30/00                                       5,940            5,940
                                                                     ----------
TOTAL FIXED RATE TENDER OPTION BONDS
  (Cost $55,715)                                                         55,715
                                                                     ----------
GENERAL OBLIGATIONS -- 3.4% (c)
Nassau County, New York General
  Improvement GO Series 1995Q (f)
   3.79%, 08/01/00                                       2,705            2,708
Nassau County, New York General
  Improvement GO Series 1997X
   3.89%, 11/01/00                                       3,000            3,011
Nassau County, New York GO
  Series 1999C (f)
   4.20%, 01/01/01                                       2,250            2,260
Nassau County, New York Sewer Districts
  GO Series 1990J
   4.10%, 10/15/00                                       1,000            1,014
New York City, New York GO Series 1990B
   4.40%, 06/01/01                                       5,170            5,363
New York City, New York GO
  Series 1990H (f)
   3.70%, 08/01/00                                       1,500            1,505
New York City, New York GO
  Series 1996G
   4.20%, 02/01/01                                      10,155           10,224

SCHWAB NEW YORK MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par            Value
                                                       -------       ----------
New York State GO Series 1998F
   3.95%, 09/15/00                                     $ 1,600       $    1,602
New York State GO Series 2000B
   4.19%, 08/15/00                                       4,000            4,011
Suffolk County, New York Public
  Improvement GO Series 1998C (f)
   3.75%, 10/15/00                                       2,115            2,117
                                                                     ----------
TOTAL GENERAL OBLIGATIONS
  (Cost $33,815)                                                         33,815
                                                                     ----------
TAX ANTICIPATION NOTES -- 2.7% (c)
Jericho, New York Union Free School
  District TAN
   4.47%, 06/28/01                                       6,500            6,533
Nassau County, New York TAN
  Series 1999B
   4.00%, 08/31/00                                      12,000           12,014
Smithtown, New York Central School
  District TAN
   4.37%, 06/26/01                                       9,000            9,054
                                                                     ----------
TOTAL TAX ANTICIPATION NOTES
  (Cost $27,601)                                                         27,601
                                                                     ----------
MANDATORY PUT BONDS -- 2.1% c)
New York State GO Series A
   4.40%, 02/08/01                                      21,000           21,000
                                                                     ----------
TOTAL MANDATORY PUT BONDS
  (Cost $21,000)                                                         21,000
                                                                     ----------

                                                         Par            Value
                                                       -------       ----------
REVENUE ANTICIPATION NOTES -- 0.7% (c)
Nassau County, New York RAN Series D
   4.48%, 04/12/01                                     $ 7,100       $    7,181
                                                                     ----------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $7,181)                                                           7,181
                                                                     ----------
OTHER INVESTMENT COMPANIES -- 0.0% (g)
Provident Institutional Funds-
  New York Money Fund Portfolio
   3.88%                                                   341              341
                                                                     ----------
TOTAL OTHER INVESTMENT COMPANIES
  (Cost $341)                                                               341
                                                                     ----------
TOTAL INVESTMENTS -- 99.0%
  (Cost $994,918)                                                       994,918
                                                                     ----------
OTHER ASSETS ANDLIABILITIES -- 1.0%
  Other assets                                                           13,822
  Liabilities                                                            (3,924)
                                                                     ----------
                                                                          9,898
                                                                     ----------
TOTAL NET ASSETS -- 100.0%                                           $1,004,816
                                                                     ==========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
VARIABLE RATE OBLIGATIONS -- 37.2% (b)(f)
Essex County, New Jersey Public
  Improvement Authority RB (County
  Asset Sale Project) Series 1995
   4.50%, 07/07/00                                     $ 7,400       $    7,400
Monmouth County, New Jersey
  Improvement Authority Pooled
  Government Loan Progam
   4.50%, 07/07/00                                       7,300            7,300
New Jersey Economic Development
  Authority Natural Gas Facilities RB
  (Nui Corp. Project) Series 1996A
   4.35%, 07/01/00                                         400              400
New Jersey Economic Development
  Authority Natural Gas Facilities
  Revenue Refunding Bonds (New Jersey
  Natural Gas Co.) Series 1998B
   4.50%, 07/07/00                                       1,000            1,000
New Jersey Economic Development
  Authority RB (500 International
  Partners Project)
   4.75%, 07/07/00                                       5,800            5,800
New Jersey Economic Development
  Authority RB (Catholic Community
  Services Project)
   4.55%, 07/07/00                                       6,850            6,850
New Jersey Economic Development
  Authority RB (Graphic Management,
  Inc. Project)
   4.55%, 07/07/00                                       5,975            5,975
New Jersey Economic Development
  Authority RB (Hamilton Industrial
  Development Project) Series 1998
   4.70%, 07/07/00                                       6,965            6,965
New Jersey Economic Development
  Authority RB (Jewish Home Rockleigh
  Project) Series 1998A
   4.55%, 07/07/00                                       5,000            5,000
New Jersey Economic Development
  Authority RB (Job Haines Home Project)
   4.55%, 07/07/00                                       4,000            4,000
New Jersey Economic Development
  Authority RB (Natural Gas Co. Project)
   4.70%, 07/07/00                                       4,000            4,000

                                                         Par            Value
                                                       -------       ----------
New Jersey Economic Development
  Authority RB (New Jersey Foreign
  Trade Venture Project) Series 1998DN
   4.45%, 07/01/00                                     $ 2,995       $    2,995
New Jersey Economic Development
  Authority RB (St. James Prep & Social
  Service Project) Series 1998
   4.60%, 07/07/00                                       1,890            1,890
New Jersey Economic Development
  Authority RB (Toys R Us Inc. Project)
  Series 1984
   4.45%, 07/30/00                                       3,000            3,000
New Jersey Economic Development
  Authority RB (Wechsler Coffee Corp.
  Project) Series 1998
   4.75%, 07/07/00                                       1,315            1,315
New Jersey Economic Development
  Authority Revenue Refunding Bonds
  (Airis Newark Llc Project)
   4.45%, 07/07/00                                      10,500           10,500
New Jersey Economic Development
  Authority Thermal Energy Facilities RB
  (Thermal Energy Ltd. Partnership I
  Project) Series 1997
   4.35%, 07/07/00                                       4,750            4,750
New Jersey Health Care Facilities
  Financing Authority RB (Princeton
  Medical Center Project) Series 1999A-3
   4.55%, 07/07/00                                       5,000            5,000
New Jersey Health Care Facilities
  Financing Authority Revenue Refunding
  Bonds (Christian Health Project)
  Series 1998B
   4.70%, 07/07/00                                       6,100            6,100
New Jersey Sports & Exposition Authority
  RB Series 1992C
   4.35%, 07/07/00                                       3,300            3,300
New Jersey State Economic Development
  Authority Revenue Refunding Bonds
  (Stolthaven Project) Series 1998A
   4.30%, 07/01/00                                         100              100
New Jersey State Educational Facilities
  Authority RB (Caldwell College)
  Series 2000B
   4.30%, 07/07/00                                       2,300            2,300

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
New Jersey State Turnpike Authority RB
  Series 1991D
   4.20%, 07/07/00                                     $   950         $    950
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $96,890)                                                         96,890
                                                                       --------
VARIABLE RATE TENDER OPTION BONDS -- 27.1% (a)(b)(f)
NEW JERSEY -- 23.7%
Essex County, New Jersey Improvement
  Authority Lease Revenue TOBP (PA-648)
   4.62%, 07/07/00                                       5,995            5,995
New Jersey Economic Development
  Authority Natural Gas Facilities RB TOB
  (Nui Corp. Project) Series 161
   4.72%, 07/07/00                                       5,130            5,130
New Jersey Health Care Facilities
  Financing Authority RB TOBP (PA-504)
   4.62%, 07/07/00                                       9,200            9,200
New Jersey State Housing & Mortgage
  Finance Agency RB TOBP (PT-287)
   5.00%, 07/07/00                                       6,690            6,690
New Jersey State TOB Series 316
   4.62%, 07/07/00                                       6,000            6,000
New Jersey State Transportation Trust
  Fund Authority TOB Series 2000C
   4.67%, 07/07/00                                      10,400           10,400
New Jersey State Transportation Trust
  Fund Authority TOB Series 203
   4.62%, 07/07/00                                       1,995            1,995
New Jersey State Transportation Trust
  Fund Authority TOB Series 204
   4.62%, 07/07/00                                      12,685           12,685
Port Authority of New York & New Jersey
  TOBP (PA-518)
   4.62%, 07/07/00                                       3,390            3,390
                                                                       --------
                                                                         61,485
                                                                       --------
PENNSYLVANIA -- 3.4%
Delaware River Port Authority of
  Pennsylvania & New Jersey Revenue
  TOBP (PA-611)
   4.62%, 07/07/00                                       8,900            8,900
                                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $70,385)                                                         70,385
                                                                       --------

                                                         Par             Value
                                                       -------         --------
BOND ANTICIPATION NOTES -- 19.6% (c)
East Brunswick Township, New Jersey BAN
   3.87%, 01/05/01                                     $ 1,000         $  1,002
   4.07%, 01/05/01                                       1,000            1,001
   4.09%, 01/05/01                                       4,000            4,004
Jersey City, New Jersey BAN
   3.80%, 09/15/00                                       1,500            1,501
   3.95%, 09/15/00                                       2,000            2,001
   4.13%, 09/15/00                                       8,100            8,100
Monroe Township, New Jersey Middlesex
  County BAN
   3.50%, 07/26/00                                       2,000            2,001
   3.83%, 07/26/00                                       2,533            2,533
Passaic County, New Jersey BAN
   3.84%, 09/22/00                                       1,700            1,701
   3.85%, 09/22/00                                       3,000            3,002
   3.94%, 09/22/00                                       1,500            1,501
   4.20%, 03/30/01                                       4,000            4,009
Princeton, New Jersey Princeton Township
  BAN
   4.10%, 03/29/01                                       2,000            2,003
Ringwood, New Jersey BAN
   4.12%, 03/16/01                                       6,373            6,389
Trenton, New Jersey BAN
   3.90%, 10/20/00                                       2,600            2,603
   3.92%, 10/20/00                                       1,000            1,001
   4.13%, 10/20/00                                       3,800            3,801
Verona Township, New Jersey BAN
   4.05%, 01/19/01                                       2,890            2,897
                                                                       --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $51,050)                                                         51,050
                                                                       --------
REVENUE BONDS -- 7.8% (c)
Gloucester County, New Jersey
  Improvement Authority Guaranteed
  Solid Waste Revenue Refunding Bonds
  (Landfill Project) Series 1992A
   4.15%, 09/01/00                                         500              501
Middlesex County, New Jersey
  Improvement Authority Lease RB
  (Raritan Center Overpass Project)
   3.65%, 08/01/00                                       3,595            3,599
Monmouth County, New Jersey
  Improvement Authority Capital
  Equipment Pooled Lease RB
   3.80%, 10/01/00                                       1,120            1,123

84

                                                         Par             Value
                                                       -------         --------
Monmouth County, New Jersey
  Improvement Authority Government
  Loan RB (f)
   3.90%, 12/01/00                                     $ 1,025         $  1,025
New Jersey Health Care Facilities
  Financing Authority RB (Kimball
  Medical Center Project) Series 1990C
   4.25%, 07/01/00                                       1,500            1,530
New Jersey Health Care Facilities
  Financing Authority RB (Elizabeth
  General Medical Center) Series 1900C
   4.91%, 07/01/00                                       4,890            4,988
New Jersey State Educational Facilities
  Authority RB (Princeton University)
  Series 2000E
   4.38%, 07/01/01                                       1,425            1,440
New Jersey State Highway Authority
  Revenue Refunding Bonds (Garden
  State Parkway Project)
   4.20%, 01/01/01                                         420              420
New Jersey State Tranportation Corp.
  Capital Grant Anticipation Notes RB
  Series 2000A (f)
   3.97%, 09/01/00                                       1,000            1,000
Ocean County, New Jersey Utilities
  Authority Wastewater Revenue
  Refunding Bonds
   3.95%, 01/01/01                                       2,500            2,513
Port Authority of New York & New Jersey
  RB Series 112
   4.15%, 12/01/00                                       2,100            2,103
                                                                       --------
TOTAL REVENUE BONDS
  (Cost $20,242)                                                         20,242
                                                                       --------
GENERAL OBLIGATIONS -- 4.5% (c)
NEW JERSEY -- 3.9%
Essex County, New Jersey GO
  Series 1996A1 (f)
   3.95%, 11/15/00                                       1,500            1,506
Mercer County, New Jersey GO
   4.06%, 09/01/00                                       2,000            2,001
Morris County, New Jersey GO
   3.80%, 07/15/00                                       1,005            1,006
New Jersey State GO
   3.28%, 07/15/00                                       3,000            3,001

                                                         Par             Value
                                                       -------         --------
New Jersey State GO Series 1996E
   3.49%, 07/15/01                                     $ 2,000         $  2,024
New Jersey State Governmental GO
   4.00%, 08/01/00                                         500              501
                                                                       --------
                                                                         10,039
                                                                       --------
PUERTO RICO -- 0.6%
Puerto Rico Commonwealth GO
   4.90%, 07/01/00                                       1,500            1,530
                                                                       --------
TOTAL GENERAL OBLIGATIONS
  (Cost $11,569)                                                         11,569
                                                                       --------
FIXED RATE TENDER OPTION BONDS -- 1.5% (c)(e)(f)
New Jersey State Housing & Mortgage
  Finance Agency Revenue TOBP (PT-285)
   3.80%, 08/10/00                                       3,940            3,940
                                                                       --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $3,940)                                                           3,940
                                                                       --------
TAX EXEMPT COMMERCIAL PAPER -- 1.3% (c)
NEW JERSEY -- 1.1% (f)
Port Authority of New York & New Jersey
  TECP
   3.95%, 07/13/00                                       3,000            3,000
                                                                       --------
PUERTO RICO -- 0.2%
Puerto Rico Government Development
  Bank TECP
   4.40%, 08/23/00                                         500              500
                                                                       --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $3,500)                                                           3,500
                                                                       --------
TOTAL INVESTMENTS -- 99.0%
  (Cost $257,576)                                                       257,576
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 1.0%
  Other assets                                                            3,063
  Liabilities                                                              (455)
                                                                       --------
                                                                          2,608
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $260,184
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
VARIABLE RATE OBLIGATIONS -- 50.1% (b)(f)
Allegheny County, Pennsylvania IDA RB
  (Saureisen Project)
   5.00%, 07/07/00                                      $1,400         $  1,400
Berks County, Pennsylvania IDA RB
  (Beacon Container Project)
   5.00%, 07/07/00                                       1,800            1,800
Bucks County, Pennsylvania IDA RB
  (Klearfold Project)
   5.00%, 07/07/00                                       3,000            3,000
Bucks County, Pennsylvania IDA RB
  (Schuman and Sons Project)
   4.90%, 07/07/00                                       3,055            3,055
Cambria County, Pennsylvania IDA
  Resource Recovery RB (Cambria Cogen
  Co. Project)
   4.80%, 07/07/00                                       7,400            7,400
Dauphin County, Pennsylvania RB
  (All Health Pooled Financing Project)
   4.85%, 07/07/00                                       2,990            2,990
Delaware County, Pennsylvania IDA RB
  (YMCA of Philadelphia Project)
  Series 1999
   4.85%, 07/07/00                                       1,745            1,745
Easton City, Pennsylvania School
  District GO
   4.85%, 07/07/00                                         700              700
Lancaster County, Pennsylvania Hospital
  Authority RB (Brethren Village)
   4.85%, 07/07/00                                       6,000            6,000
Montgomery County , Pennsylvania IDA
  Environmental Facilities RB
  (Lonza, Inc. Project)
   4.87%, 07/07/00                                       7,000            7,000
Montgomery County, Pennsylvania
  IDA RB (Seton Medical Co.
   5.05%, 07/07/00                                         500              500
Montgomery County, Pennsylvania M/F
  Housing RB (Glenmore Association)
  Series A
   4.70%, 07/07/00                                       3,500            3,500
North Hampton County, Pennsylvania
  IDA RB (Binney & Smith) Series A
   4.90%, 07/07/00                                       3,250            3,250
Northampton County, Pennsylvania
  IDA RB (Binney & Smith) Series B
   4.80%, 07/07/00                                         960              960

                                                         Par             Value
                                                       -------         --------
Pennsylvania Energy Development
  Authority RB (B&W Ebensburg Project)
  Series 1986
   4.80%, 07/07/00                                      $7,100         $  7,100
Pennsylvania Energy Development
  Authority RB (Piney Creek Project)
  Series 1986C
   4.80%, 07/07/00                                       1,155            1,155
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series A
   5.10%, 07/07/00                                       5,000            5,000
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988B
   4.75%, 07/07/00                                       2,670            2,670
Pennsylvania Higher Education
  Assistance Agency Student Loan RB
  Series 1988C
   4.75%, 07/07/00                                       9,470            9,470
Pennsylvania State Public School
  Building Authority RB Series 1999D
   4.85%, 07/07/00                                       3,300            3,300
Philadelphia, Pennsylvania IDA RB
  (30th Street Station Project) Series 1987
   4.30%, 07/30/00                                       5,300            5,300
Quakertown, Pennsylvania General
  Authority Pooled Financing Program RB
  Series 1998A
   4.75%, 07/07/00                                           5                5
Quakertown, Pennsylvania General
  Authority Pooled Financing Program RB
  Series A
   4.75%, 07/07/00                                       2,935            2,935
Washington County, Pennsylvania
  Authority RB (Girard Estate Refunding
  Project) Series 1999J
   4.85%, 07/07/00                                       9,260            9,260
West Cornwall Township, Pennsylvania
  Municipal Authority RB (Lebanon
  Valley Crethren Project)
   4.80%, 07/07/00                                       1,120            1,120
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $90,615)                                                         90,615
                                                                       --------

86

                                                         Par             Value
                                                       -------         --------
VARIABLE RATE TENDER OPTION BONDS -- 21.7% (a)(b)(f)
Delaware County, Pennsylvania TOB
  Series 254
   4.87%, 07/07/00                                      $2,963         $  2,963
Delaware Valley, Pennsylvania Regional
  Finance Authority TOB
   4.79%, 07/07/00                                       9,445            9,445
Pennsylvania HFA S/F Mortgage RB
  TOBP (PT-278) Series 1999-66A
   4.85%, 07/07/00                                       2,745            2,745
Pennsylvania HFA TOB (PT-119A)
  Series 1997
   4.79%, 07/07/00                                       2,800            2,800
Pennsylvania HFA TOB Series 1999U
   4.90%, 07/07/00                                       9,100            9,100
Pennsylvania State GO TOB Series 2000-3
   4.87%, 07/07/00                                       3,200            3,200
Philadelphia, Pennsylvania Airport
  RB TOB (PA-387)
   4.85%, 07/07/00                                       5,520            5,520
Spring Ford Area School District,
  Pennsylvania TOB Series 247
   4.85%, 07/07/00                                       3,505            3,505
                                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $39,278)                                                         39,278
                                                                       --------
GENERAL OBLIGATION BONDS -- 17.4% (c)
PENNSYLVANIA -- 16.5%
Lehigh County, Pennsylvania GO
  Unlimited Series 1991
   4.55%, 08/01/00                                       1,050            1,073
Montgomery County, Pennsylvania GO
  Series 1995A
   4.15%, 10/15/00                                       3,750            3,772
Pennsylvania State GO 1st Series A
   4.04%, 01/01/01                                       7,005            7,191
   4.21%, 01/01/01                                       1,000            1,027
   4.36%, 01/01/01                                       7,000            7,183
Pennsylvania State GO 2nd Series A (f)
   4.15%, 11/01/00                                       1,050            1,056
Pennsylvania State GO Series 2000
   4.10%, 01/15/01                                       8,500            8,549
                                                                       --------
                                                                         29,851
                                                                       --------

                                                         Par             Value
                                                       -------         --------
PUERTO RICO -- 0.9%
Commonwealth of Puerto Rico GO
   4.90%, 07/01/00                                      $1,500         $  1,530
                                                                       --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $31,381)                                                         31,381
                                                                       --------
REVENUE BONDS -- 6.1% (c)
Allegheny County, Pennsylvania Airport
  Authority RB (f)
   4.00%, 01/01/01                                       4,125            4,145
Pennsylvania Infrastructure Investment
  Authority RB (Pennvest Loan Pool)
   4.00%, 09/01/00                                       1,000            1,002
Pennsylvania State Higher Education
  Facilities Authority (Medical College)
  RB Series 1991A
   4.27%, 03/01/01                                       1,600            1,662
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority Mortgage RB
  Series 1999E
   3.65%, 08/15/00                                       1,955            1,955
Pittsburgh, Pennsylvania Urban
  Redevelopment Authority Mortgage RB
  Series 1999F
   3.55%, 08/15/00                                       1,000            1,000
Southeastern Pennsylvania Transportation
  Authority Special RB
   4.19%, 03/01/01                                       1,295            1,304
                                                                       --------
TOTAL REVENUE BONDS
  (Cost $11,068)                                                         11,068
                                                                       --------
TAX EXEMPT COMMERCIAL PAPER -- 5.3% (c)
Hatboro Horsham, Pennsylvania School
  District TECP
   3.74%, 09/15/00                                       1,950            1,951
Montgomery County, Pennsylvania
  IDA TECP
   4.35%, 08/21/00                                       4,600            4,600
Philadelphia, Pennsylvania Gas TECP
   4.30%, 10/04/00                                       3,000            3,000
                                                                       --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $9,551)                                                           9,551
                                                                       --------

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
FIXED RATE TENDER OPTION BONDS -- 2.6% (c)(e)(f)
Pennsylvania HFA RB TOB Series 1998Y
   4.80%, 07/19/00                                      $2,000         $  2,000
Philadelphia, Pennsylvania IDRB TOBP
  (PA-982) (Philadelphia Airport)
  Series 1998A
   3.62%, 07/20/00                                       2,710            2,710
                                                                       --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $4,710)                                                           4,710
                                                                       --------
TOTAL INVESTMENTS -- 103.2%
  (Cost $186,603)                                                       186,603
                                                                       --------
OTHER ASSETS ANDLIABILITIES -- (3.2%)
  Other assets                                                            1,745
  Liabilities                                                            (7,511)
                                                                       --------
                                                                         (5,766)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $180,837
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
VARIABLE RATE OBLIGATIONS -- 47.5% (b)(f)
COLORADO -- 1.7%
Colorado Student Obligation Bond
  Authority Student Loan RB Series 1989A
   4.85%, 07/07/00                                     $12,250         $ 12,250
                                                                       --------
FLORIDA -- 35.9%
Alachua County, Florida Health Facilities
  Authority RB (Shands Teaching Hospital
  Clinic Project) Series 1996
   4.95%, 07/07/00                                       1,100            1,100
Brevard County, Florida HFA M/F Housing
  Revenue Refunding Bonds (Shore View
  Apartment Project)
   4.85%, 07/07/00                                       1,000            1,000
Broward County, Florida Suburban Port
  Facilities (Port Everglades Project)
  Series 1998
   4.70%, 07/07/00                                         900              900
Charlotte County, Florida HFA M/F
  Housing RB (Murdock Circle Apartments
  Project)
   4.71%, 07/07/00                                       7,000            7,000
Citrus Park, Florida Community
  Development District Capital
  Improvement Bonds Series 1996
   4.85%, 07/07/00                                       1,880            1,880
Dade County, Florida Aviation
  Series 1984A
   4.85%, 07/07/00                                       3,000            3,000
Dade County, Florida IDA RB (Dolphins
  Stadium Project) Series 1985C
   4.95%, 07/07/00                                       1,050            1,050
Eustis, Florida Multi-Purpose RB
   4.80%, 07/07/00                                       3,310            3,310
Florida Development Finance Corp. IDRB
  (Central Farms LTD. Project)
  Series 1999A4
   4.95%, 07/07/00                                       1,750            1,750
Florida Development Finance Corp. IDRB
  (Pioneer Ram Project) Series 1998A3
   4.95%, 07/07/00                                       1,340            1,340
Florida Development Finance Corp. IDRB
  (Schmitt Family Project) Series 1999A2
   4.95%, 07/07/00                                       2,500            2,500
Florida Development Finance Corp. IDRB
  (Sunshine State Project) Series 1999A3
   4.85%, 07/07/00                                       1,580            1,580

                                                         Par             Value
                                                       -------         --------
Florida Development Finance Corp. IDRB
  (Vutec Corp. Project) Series 1999A1
   4.95%, 07/07/00                                     $ 2,000         $  2,000
Florida HFA Housing RB (Ashley Lake II
  Project) Series 1989J
   4.95%, 07/07/00                                       8,800            8,800
Florida HFA Housing RB (Caribbean Key
  Apartments) Series 1996F
   4.80%, 07/07/00                                       3,400            3,400
Florida HFA Housing RB (Heron Park
  Project) Series 1996U
   5.00%, 07/07/00                                       3,200            3,200
Florida HFA M/F Housing RB (South
  Pointe Project) Series 1998J
   4.66%, 07/07/00                                         600              600
Florida HFA M/F Housing RB (Waterford
  Pointe) Series 2000E-1
   4.90%, 07/07/00                                       4,155            4,155
Florida Housing Finance Corp. Housing
  RB (Heritage Pointe Project)
  Series 1999I-1
   4.90%, 07/07/00                                         750              750
Florida Housing Finance Corp. Housing
  RB (Timberline Apartments)
  Series 1999P
   4.65%, 07/07/00                                       2,500            2,500
Florida Housing Finance Corp. Housing
  RB (Valencia Village Apartments Project)
  Series 1999G-1
   4.90%, 07/07/00                                       1,875            1,875
Florida Housing Finance Corp. M/F
  Housing RB (Buchanan Bay Townhomes
  Project) Series 1998S
   4.95%, 07/07/00                                       3,500            3,500
Florida Municipal Power Agency Revenue
  Refunding Bonds (Stanton II Project)
  Series 1997
   4.85%, 07/07/00                                       4,000            4,000
Florida Ocean Highway & Port Authority
  RB Series 1990
   4.80%, 07/07/00                                       8,400            8,400
Florida State Municipal Power Agency
  Revenue Refunding Bonds (Stanton
  Project) Series 1984
   4.65%, 07/07/00                                       1,800            1,800
Gainesville, Florida IDA (Exactech Inc.
  Project)
   4.90%, 07/07/00                                       3,900            3,900

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
Gainesville, Florida IDRB (Lifes
  Cummunity Blood Centers, Inc.)
  Series 1999
   4.80%, 07/07/00                                     $ 3,200         $  3,200
Gulf Breeze, Florida RB (Local
  Government Loan Program) Series 1985C
   4.80%, 07/07/00                                       3,000            3,000
Hillsborough County, Florida HFA M/F
  Housing RB (Brandon Crossing Project)
   4.90%, 07/07/00                                       2,000            2,000
Hillsborough County, Florida IDA
  Education Facilities RB (Berkeley
  Preparatory School) Series 1999
   4.80%, 07/07/00                                       2,550            2,550
Jacksonville, Florida Health Facility
  Authority RB (River Garden Project)
  Series 1994
   4.80%, 07/07/00                                       2,795            2,795
Jacksonville, Florida RB (Capital Project)
   4.65%, 07/07/00                                         400              400
Lee County, Florida HFA M/F Housing RB
  (Cape Coral Apartments Project)
  Series 1999A
   4.71%, 07/07/00                                       6,160            6,160
Manatee County, Florida HFA M/F
  Housing RB (Centre Court Apartments
  Project) Series 2000A
   4.90%, 07/07/00                                       3,850            3,850
Manatee County, Florida HFA M/F
  Housing RB (Hampton McGuire
  Project) Series 1989A
   4.75%, 07/07/00                                       3,100            3,100
Manatee County, Florida HFA M/F
  Housing RB (Sabal Palm Harbor
  Project) Series 2000A
   4.71%, 07/07/00                                       6,000            6,000
Manatee County, Florida IDRB (Trilectron
  Industries Project) Series 1997A
   4.59%, 07/07/00                                       2,000            2,000
Miami & Dade County, Florida IDA Aiport
  Facilities RB (Flight Safety Project)
  Series 1999A
   4.90%, 07/07/00                                       9,000            9,000
Miami & Dade County, Florida IDA Airport
  Facilities RB (Flight Safety Project)
  Series 1999A
   4.90%, 07/07/00                                         900              900

                                                         Par             Value
                                                       -------         --------
Miami & Dade County, Florida IDA IDRB
  (Airbus Service Co. Project) Series 1998A
   4.90%, 07/07/00                                     $ 8,800         $  8,800
Miami & Dade County, Florida IDA IDRB
  (Airis Miami LLC Project) Series 1999A
   4.70%, 07/07/00                                       5,200            5,200
Miami & Dade County, Florida IDA IDRB
  (Arctic Partners LTD. Project)
   4.95%, 07/07/00                                       2,240            2,240
Miami & Dade County, Florida IDA IDRB
  (Badia Spices Inc. Project)
   4.90%, 07/07/00                                       4,475            4,475
Miami & Dade County, Florida IDA IDRB
  (Fine Arts Lamps Project) Series 1998
   4.90%, 07/07/00                                       2,000            2,000
Miami, Florida Health Facilities Authority
  RB (Jewish Home for the Aged, Inc.
  Project) Series 1996
   4.80%, 07/07/00                                       2,850            2,850
Okeechobee County, Florida Exempt
  Facility RB (Okeechobee Landfill, Inc.
  Project) Series 1999
   4.90%, 07/07/00                                      15,000           15,000
Orange County, Florida Educational
  Facilities Authority Educational
  Facilities RB (Rollins College Project)
  Series 1999
   4.80%, 07/07/00                                       3,100            3,100
Orange County, Florida Health Facilities
  Authority RB (Adventist Health Systems)
  Series 1992B
   4.80%, 07/07/00                                       4,000            4,000
Orange County, Florida HFA (Highland
  Pointe Apartments Project) Series 1988J
   4.85%, 07/07/00                                       3,655            3,655
Orange County, Florida HFA M/F Housing
  RB (Andover Place Apartments)
   4.75%, 07/07/00                                       2,470            2,470
Orange County, Florida HFA M/F Housing
  RB (West Pointe Villas Project)
  Series 2000F
   4.90%, 07/07/00                                       5,750            5,750
Orange County, Florida HFA M/F Housing
  RB Series 2000G
   4.71%, 07/07/00                                       1,215            1,215
Orange County, Florida IDA IDRB
  (Goodwill Industries, Inc. Project)
   4.80%, 07/07/00                                       6,000            6,000

90

                                                         Par             Value
                                                       -------         --------
Palm Beach County, Florida HFA M/F
  Housing RB (Azalea Place Apartments
  Project) Series 1999A
   4.71%, 07/07/00                                     $ 2,600         $  2,600
Palm Beach County, Florida IDRB
  (Benjamin Private School Project)
   4.80%, 07/07/00                                       9,000            9,000
Palm Beach County, Florida RB (Complete
  Alcohol Rehabilitation Project)
   4.80%, 07/07/00                                       5,900            5,900
Palm Beach County, Florida RB (Norton
  Gallery Art School Project) Series 1995
   4.65%, 07/07/00                                       2,300            2,300
Pasco County, Florida Education Facility
  Authority RB (St. Leo University Project)
   4.87%, 07/07/00                                       2,650            2,650
Pinellas County, Florida Industry Council
  IDRB (Better Business Forms Inc. Project)
  Series 1997
   4.90%, 07/07/00                                       2,800            2,800
Plant City, Florida Hospital RB (Southern
  Florida Baptist Hospital Project)
   4.75%, 07/07/00                                       4,340            4,340
Polk County, Florida IDA IDRB (Juice
  Bowl Products, Inc. Project)
   4.90%, 07/07/00                                       3,100            3,100
Polk County, Florida IDA RB (Farmland
  Hydro Project)
   4.85%, 07/07/00                                       4,000            4,000
Polk County, Florida IDA RB
  (Pavermodule Inc. Project)
   4.90%, 07/07/00                                       1,410            1,410
Polk County, Florida IDA RB (Young
  Florida Project) Series 1996
   4.85%, 07/07/00                                       1,910            1,910
Riviera Beach, Florida IDRB (Sunshine
  Farms Poultry Project)
   4.90%, 07/07/00                                       2,400            2,400
St. Lucie County, Florida IDRB (Savannah
  Hospital Project)
   4.95%, 07/07/00                                       7,045            7,045
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf Course
  Project) Series 1997C
   4.90%, 07/07/00                                         790              790
St. Petersburg, Florida Capital
  Improvement RB (Airport & Golf Course
  Project) Series B
   4.75%, 07/07/00                                       2,685            2,685

                                                         Par             Value
                                                       -------         --------
Sumter County, Florida IDA RB
  (Robbins Manufacturing Project)
  Series 1997
   4.95%, 07/07/00                                     $ 1,970         $  1,970
Tallahassee & Leon County, Florida
  Civic Center Authority Capital
  Improvement RB Series A
   4.80%, 07/07/00                                       7,000            7,000
Tampa, Florida Occupational License
  Tax RB Series 1996A
   4.85%, 07/07/00                                         985              985
Volusia County, Florida Health Facilities
  Authority RB (South West Volusia
  Health Project) Series 1994A
   4.75%, 07/07/00                                       9,170            9,170
West Orange Healthcare District,
  Florida RB Series 1999B
   4.60%, 07/07/00                                         500              500
                                                                       --------
                                                                        259,555
                                                                       --------
GEORGIA -- 1.4%
Cobb County, Georgia HFA M/F
  Housing RB (Walton Green Project)
   4.90%, 07/07/00                                       7,200            7,200
Houston County, Georgia Development
  Authority IDRB (Douglas Asphalt
  County Project)
   4.95%, 07/07/00                                       3,000            3,000
                                                                       --------
                                                                         10,200
                                                                       --------
IDAHO -- 0.4%
Idaho HFA Housing RB (Assisted Living
  Concepts Project)
   4.85%, 07/07/00                                       2,910            2,910
                                                                       --------
ILLINOIS -- 3.5%
Chicago, Illinois O'Hare International
  Airport RB ACES (General Airport
  Second Lien) Series B1
   5.05%, 07/07/00                                      21,200           21,200
Chicago, Illinois O'Hare International
  Airport Special Facility RB
   4.75%, 07/07/00                                         300              300
Illinois International Port District
  Facilities RB (Southdown, Inc. Project)
   4.90%, 07/07/00                                       4,000            4,000
                                                                       --------
                                                                         25,500
                                                                       --------

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
KANSAS -- 1.4%
Wichita, Kansas Airport Facilities Revenue
  Refunding Bond (Flight Safety
  International Project)
   4.90%, 07/07/00                                     $10,000         $ 10,000
                                                                       --------
MISSISSIPPI -- 0.9%
Mississippi Business Financial Corp.,
  Mississippi IDRB (Omega Motion
  Project) Series 1996
   4.90%, 07/07/00                                       6,500            6,500
                                                                       --------
NEVADA -- 0.0%
Clark County, Nevada Airport RB
  Series 1999B-1
   4.80%, 07/07/00                                         300              300
                                                                       --------
RHODE ISLAND -- 0.4%
Rhode Island State Student Loan
  Authority Student Loan RB Series 1996-3
   4.85%, 07/07/00                                       2,400            2,400
                                                                       --------
TEXAS -- 1.5%
Harris County, Texas HFA M/F Housing RB
  (Dominion Square Apartments Project)
   4.92%, 07/07/00                                       3,300            3,300
Trinity River Authority, Texas Solid Waste
  Disposal RB (Community Waste Project)
   4.95%, 07/07/00                                       7,700            7,700
                                                                       --------
                                                                         11,000
                                                                       --------
VIRGINIA -- 0.4%
Portsmouth, Virginia Redevelopment
  Housing Authority M/F Housing RB
  (Churchland North Apartments Project)
   4.90%, 07/07/00                                       3,000            3,000
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $343,615)                                                       343,615
                                                                       --------
VARIABLE RATE TENDER OPTION BONDS -- 16.2% (a)(b)(f)
FLORIDA -- 13.4%
Escambia County, Florida HFA S/F
  Housing TOBP (PT-1017)
   4.90%, 07/07/00                                      21,395           21,395
Escambia County, Florida HFA S/F
  Mortgage RB TOB Series 1997D
   4.92%, 07/07/00                                       9,220            9,220

                                                         Par             Value
                                                       -------         --------
Florida Housing Financing Corp. RB TOB
  Series 2000J
   4.89%, 07/07/00                                     $ 5,000         $  5,000
Florida State Board of Education Capital
  Outlay TOB Series 137
   4.85%, 07/07/00                                      11,190           11,190
Florida State Board of Education Capital
  Outlay TOB Series 190
   4.87%, 07/07/00                                       1,175            1,175
Florida State Board of Education Capital
  Outlay TOB Series 1998E
   4.87%, 07/07/00                                       6,180            6,180
Florida State Board of Education Capital
  Outlay TOB Series 223
   4.87%, 07/07/00                                       3,070            3,070
Florida State Board of Education Capital
  Outlay TOB Series 286
   4.87%, 07/07/00                                       2,675            2,675
Florida State Turnpike Authority
  Turnpike RB TOB Series 273
   4.87%, 07/07/00                                       2,945            2,945
Fort Meyers , Florida Utility Revenue
  Refunding TOB Series 1999A
   4.87%, 07/07/00                                       2,495            2,495
Hillsborough County, Florida Capital
  Improvement Program RB TOB Series 222
   4.87%, 07/07/00                                       5,230            5,230
Jacksonville, Florida Electric Authority
  RB TOB Series 2000FF
   4.89%, 07/07/00                                       1,700            1,700
Jacksonville, Florida Electric Authority
  RB TOB Series 211
   4.87%, 07/07/00                                       7,185            7,185
Jacksonville, Florida Electric Authority
  RB TOB Series 226
   4.87%, 07/07/00                                       2,500            2,500
Lee County, Florida Airport RB TOBP
  (PA-679)
   4.90%, 07/07/00                                       2,745            2,745
Palm Beach County, Florida Criminal
  Justice Facilities TOB Series 191
   4.87%, 07/07/00                                       7,495            7,495
Pinellas County, Florida HFA S/F Housing
  RB TOBP (PT-352)
   4.90%, 07/07/00                                       4,495            4,495
                                                                       --------
                                                                         96,695
                                                                       --------

92

                                                         Par             Value
                                                       -------         --------
GEORGIA -- 0.7%
Georgia State GO TOB Series 213
   4.87%, 07/07/00                                     $ 5,000         $  5,000
                                                                       --------
TENNESSEE -- 0.6%
Tennesse Housing Development Agency
  Mortgage Finance TOB Series 1997K
   4.97%, 07/07/00                                       3,995            3,995
                                                                       --------
TEXAS -- 1.5%
Lower Colorado River Authority, Texas
  Revenue Refunding Bonds TOB Series 1999A
   4.87%, 07/07/00                                      10,770           10,770
                                                                       --------
TOTAL VARIABLE RATE TENDER
  OPTION BONDS
  (Cost $116,460)                                                       116,460
                                                                       --------
TAX EXEMPT COMMERCIAL PAPER -- 10.2% (c)
Florida Local Government Finance
  Commission Pooled TECP Series A
   4.65%, 09/06/00                                       2,500            2,500
   4.30%, 10/04/00                                       2,500            2,500
   4.40%, 10/04/00                                       3,000            3,000
Florida Local Government Finance
  Commission Pooled TECP Series B
   4.70%, 09/06/00                                       2,500            2,500
Orange County, Florida HFA Pooled
  Hospital Loan TECP (f)
   4.70%, 07/05/00                                      27,600           27,600
Orange County, Florida TECP Series A
   4.25%, 10/05/00                                       5,000            5,000
Pinellas County, Florida Educational
  Facilities TECP (f)
   4.35%, 07/05/00                                      10,700           10,700
Sunshine State of Florida Governmental
  Finance Committee TECP
   4.07%, 07/10/00                                      20,213           20,213
                                                                       --------
TOTAL TAX EXEMPT COMMERCIAL PAPER
  (Cost $74,013)                                                         74,013
                                                                       --------

                                                         Par             Value
                                                       -------         --------
REVENUE BONDS -- 8.7% (c)
ALASKA -- 0.6% (f)
Alaska Student Loan Corp. Student
  Loan RB Series 1990A
   4.65%, 07/01/00                                     $ 4,600         $  4,600
                                                                       --------
FLORIDA -- 3.8% (f)
Florida State Division Board of Finance
  Department General Services RB
  (Environment Preservation) Series 2000A
   4.08%, 07/01/00                                       1,500            1,500
Florida State Division Board of Finance
  Department of General Services RB
  (Department of National Resources
  Preservation 2000) Series 1991A
   4.45%, 07/01/00                                       2,900            2,900
Florida State Inland Protection Financing
  Corp. Special Obligation
   3.70%, 07/01/00                                       3,265            3,265
Florida State Turnpike Authority RB
   4.33%, 07/01/01                                       2,000            2,037
Hillsborough County, Florida Aviation
  Authority Revenue Refunding Bonds
  (Tampa International Airport)
  Series 1997A
   4.25%, 10/01/00                                       3,070            3,076
Hillsborough County, Florida Capital
  Improvement Program RB (Criminal
  Justice Facilities Project)
   3.48%, 08/01/00                                       4,100            4,104
Homestead, Florida Special Insurance
  Assessment RB
   4.13%, 03/01/01                                       1,000            1,006
Inland Protection Financing Corp.,
  Florida Special Obligation RB
   4.22%, 01/01/01                                       1,000            1,004
Jacksonville, Florida Electric Authority RB
  (Bulk Power Supply Scherer)
  Series 1991-4-1A
   4.35%, 10/01/00                                       3,100            3,168
Jacksonville, Florida Electric Authority RB
  (Bulk Power Supply Scherer)
  Series 1991-4-A
   6.48%, 10/01/00                                       3,150            3,218

SCHWAB FLORIDA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)

                                                         Par             Value
                                                       -------         --------
Orlando & Orange County, Florida
  Expressway Authority Florida Expressway
  Revenue Refunding Bonds
   3.28%, 07/01/00                                     $ 1,620         $  1,652
Tampa, Florida Guranteed Entitlement
  Revenue Refunding Bond
   4.03%, 10/01/00                                       1,000            1,006
                                                                       --------
                                                                         27,936
                                                                       --------
NEVADA -- 0.0% (f)
Las Vegas Valley, Nevada Water District
  Refunding & Improvement Water RB
   4.15%, 09/01/00                                         200              200
                                                                       --------
OKLAHOMA -- 1.0%
Oklahoma State Turnpike Authority RB
  Series 1992A
   4.34%, 01/01/01                                       7,000            7,046
                                                                       --------
SOUTH CAROLINA -- 0.7% (f)
Piedmont Municipal Power Agency,
  South Carolina Electric RB Series 1996B
   4.28%, 01/01/01                                       5,000            5,017
                                                                       --------
TENNESSEE -- 1.2%
Tennessee HDA (Home Ownership
  Program) Series 1999-2C
   3.57%, 08/15/00                                       8,500            8,500
                                                                       --------
TEXAS -- 0.5%
Houston, Texas Airport System Special
  Facilities RB Series 1997A (f)
   3.60%, 07/01/00                                       2,230            2,230
University of Texas Permanent University
  Fund Revenue Refunding Bonds
   5.12%, 07/01/01                                       1,000            1,037
                                                                       --------
                                                                          3,267
                                                                       --------
VIRGINIA -- 0.2%
Virginia Educational Loan Authority
  Guaranteed Student Loan Program
  Revenue Refunding Bonds Series 1993D
   4.40%, 09/01/00                                       1,500            1,502
                                                                       --------

                                                         Par             Value
                                                       -------         --------
WASHINGTON -- 0.7%
Washington State Public Power Supply
  Systems Revenue Refunding Bonds
  (Nuke Project #2) Series 1992A
   3.60%, 07/01/00                                     $ 2,000         $  2,000
Washington State Public Power Supply
  Systems Revenue Refunding Bonds
  (Nuke Project #2) Series 1993B
   3.60%, 07/01/00                                       3,170            3,170
                                                                       --------
                                                                          5,170
                                                                       --------
TOTAL REVENUE BONDS
  (Cost $63,238)                                                         63,238
                                                                       --------
GENERAL OBLIGATION BONDS -- 5.3% (c)
Broward County, Florida Refunding GO
  Series 1992C
   4.20%, 01/01/01                                       1,000            1,007
Dade County, Florida GO Series 1978H (f)
   4.37%, 06/01/01                                       2,710            2,763
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1991B
   6.09%, 06/01/01                                       5,950            6,123
Florida State Board of Education Capital
  Outlay Public Education GO
  Series 1998B
   4.45%, 06/01/01                                       4,065            4,121
Hillsborough County, Florida School
  District GO (f)
   3.95%, 08/15/00                                      23,665           24,225
                                                                       --------
TOTAL GENERAL OBLIGATION BONDS
  (Cost $38,239)                                                         38,239
                                                                       --------
MANDATORY PUT BONDS -- 3.5% (c)(f)
Greater East Texas Higher Education
  Authority Student Loan RB
  Series 1992A
   3.80%, 09/01/00                                      25,000           25,000
                                                                       --------
TOTAL MANDATORY PUT BONDS
  (Cost $25,000)                                                         25,000
                                                                       --------

94

                                                         Par             Value
                                                       -------         --------
REVENUE ANTICIPATION NOTES -- 3.4% (c)
Brevard County, Florida School Board
  RAN
   4.20%, 04/11/01                                     $ 4,475         $  4,488
   4.28%, 05/04/01                                      20,000           20,056
                                                                       --------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $24,544)                                                         24,544
                                                                       --------
BOND ANTICIPATION NOTES -- 1.0% (c)
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 10
   4.50%, 05/01/01                                       1,256            1,257
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 11
   4.50%, 05/01/01                                         402              402
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 12
   4.50%, 05/01/01                                       2,802            2,805
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 13
   4.50%, 05/01/01                                       1,874            1,876
Wyandotte County, Kansas City, Kansas
  Unified Government Temporary BAN
  Series 14
   4.50%, 05/01/01                                         914              915
                                                                       --------
TOTAL BOND ANTICIPATION NOTES
  (Cost $7,255)                                                           7,255
                                                                       --------
CERTIFICATES OF PARTICIPATION -- 0.7% (c)(f)
Miami & Dade County, Florida School
  Board COP Series 1998C
   3.45%, 08/01/00                                       5,000            5,003
                                                                       --------
TOTAL CERTIFICATES OF PARTICIPATION
  (Cost $5,003)                                                           5,003
                                                                       --------

                                                         Par             Value
                                                       -------         --------
FIXED RATE TENDER OPTION BONDS -- 2.1% (c)(e)(f)
FLORIDA -- 1.4%
Jacksonville, Florida Port Authority Port
  Facility RB TOB
   4.75%, 07/07/00                                     $10,100         $ 10,100
                                                                       --------
PUERTO RICO -- 0.7%
Puerto Rico Public Financing Corp.
  TOBP (PT-293)
   3.55%, 10/12/00                                       4,925            4,925
                                                                       --------
TOTAL FIXED RATE TENDER
  OPTION BONDS
  (Cost $15,025)                                                         15,025
                                                                       --------
TAX ANTICIPATION NOTES -- 0.6% (c)(f)
Halifax Hospital Medical Center,
  Florida TAN
   4.20%, 03/15/01                                       4,500            4,509
                                                                       --------
TOTAL TAX ANTICIPATION NOTES
  (Cost $4,509)                                                           4,509
                                                                       --------
TAX ALLOCATION BONDS -- 0.1% (c)(f)
Tampa, Florida Utility Tax Allocation Bond
   4.03%, 10/01/00                                       1,000            1,006
                                                                       --------
TOTAL TAX ALLOCATION BONDS
  (Cost $1,006)                                                           1,006
                                                                       --------
TOTAL INVESTMENTS -- 99.3%
  (Cost $717,907)                                                       717,907
                                                                       --------
OTHER ASSETS AND LIABILITIES -- 0.7%
  Other assets                                                            6,113
  Liabilities                                                            (1,229)
                                                                       --------
                                                                          4,884
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $722,791
                                                                       ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise noted)

For each security, cost and carrying value for financial reporting and federal income tax purposes are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Florida Municipal Money Fund was $1,029,760, $556,920, $189,515, $70,385, $39,278 and $116,460, respectively, which represented
    12.05%, 10.25%, 18.86%, 27.05%, 21.72% and 16.11% of the net assets of each fund, respectively.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities of 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. For variable rate obligations without demand features, the next interest reset date is shown. All dates shown are considered the maturity date for financial reporting purposes.

(c) Interest rates represent effective yield to put or call date at time of purchase.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

(e) These securities have legal or contractual restrictions on resale. Such securities are deemed illiquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund was $192,690, $48,290, $55,715, $3,940, $4,710 and $15,025,
    respectively, which represented 2.26%, 0.89%, 5.54%, 1.51%, 2.60% and 2.08%, respectively, of the net assets of each fund.

(f) Security has one or more third party credit enhancements.

(g) Rate shown is the yield as of the report date.

PORTFOLIO ABBREVIATIONS
ACES          Adjustable Convertible Extendable Securities
BAN           Bond Anticipation Note
COP           Certificates of Participation
GO            General Obligation
HDA           Housing Development Authority
HFA           Housing Finance Agency
IDA           Industrial Development Authority
IDB           Industrial Development Board
IDRB          Industrial Development Revenue Bond
M/F           Multi-Family
RAN           Revenue Anticipation Note
RB            Revenue Bond
S/F           Single Family
TAN           Tax Anticipation Note
TECP          Tax-Exempt Commercial Paper
TOB           Tender Option Bond
TOBP          Tender Option Bond Partnership
TRAN          Tax and Revenue Anticipation Notes


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)

                                                                                    Schwab          Schwab
                                                                   Schwab         California       New York
                                                                  Municipal        Municipal       Municipal
                                                                 Money Fund       Money Fund      Money Fund
                                                                 -----------      ----------      ----------
ASSETS
Investments, at value (Cost: $8,672,134, $5,681,031 and
   $994,918, respectively)                                        $8,672,134      $5,681,031      $  994,918
Cash                                                                   4,301              --              54
Receivables:
   Interest                                                           63,839          38,430          10,672
   Investments sold                                                   11,116         408,043              --
   Fund shares sold                                                   16,650          11,485           3,058
Prepaid expenses                                                         718              76              38
                                                                  ----------      ----------      ----------
     Total assets                                                  8,768,758       6,139,065       1,008,740
                                                                  ----------      ----------      ----------
LIABILITIES
Payables:
   Dividends                                                          13,623           7,598           1,533
   Investments purchased                                             205,409         693,283           1,500
   Fund shares redeemed                                                5,900           5,137             746
   Investment advisory and administration fees                            85              51              10
   Transfer agency and shareholder service fees                          178             112              20
Other liabilities                                                        647             426             115
                                                                  ----------      ----------      ----------
     Total liabilities                                               225,842         706,607           3,924
                                                                  ----------      ----------      ----------
Net assets applicable to outstanding shares                       $8,542,916      $5,432,458      $1,004,816
                                                                  ==========      ==========      ==========
NET ASSETS CONSIST OF
Paid-in capital                                                   $8,547,043      $5,434,359      $1,005,059
Accumulated net realized loss on investments sold                     (4,127)         (1,901)           (243)
                                                                  ----------      ----------      ----------
                                                                  $8,542,916      $5,432,458      $1,004,816
                                                                  ==========      ==========      ==========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                        5,974,926       3,608,963         677,960
   Outstanding Value Advantage Shares                              2,572,386       1,825,495         327,162
                                                                  ----------      ----------      ----------
       Total outstanding shares                                    8,547,312       5,434,458       1,005,122
                                                                  ==========      ==========      ==========
Net asset value, offering and redemption price per each Sweep
   and Value Advantage Share                                           $1.00           $1.00           $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)

                                                                    Schwab        Schwab         Schwab
                                                                  New Jersey   Pennsylvania      Florida
                                                                   Municipal     Municipal      Municipal
                                                                  Money Fund    Money Fund     Money Fund
                                                                  ----------   -------------   ----------
ASSETS
Investments, at value (Cost: $257,576, $186,603 and
   $717,907, respectively)                                         $257,576       $186,603      $717,907
Cash                                                                      9             72            76
Interest Receivable                                                   3,038          1,649         5,987
Prepaid expenses                                                         16             24            50
                                                                   --------       --------      --------
     Total assets                                                   260,639        188,348       724,020
                                                                   --------       --------      --------
LIABILITIES
Payables:
   Dividends                                                            389            278         1,153
   Investments purchased                                                 --          7,188            --
   Investment advisory fees and administration fees                       1              1             4
   Transfer agency and shareholder service fees                           6              4            18
Other liabilities                                                        59             40            54
                                                                   --------       --------      --------
     Total liabilities                                                  455          7,511         1,229
                                                                   --------       --------      --------
Net assets applicable to outstanding shares                        $260,184       $180,837      $722,791
                                                                   ========       ========      ========
NET ASSETS CONSIST OF
Paid-in capital                                                    $260,217       $180,869      $722,937
Accumulated net realized loss on investments sold                       (33)           (32)         (146)
                                                                   --------       --------      --------
                                                                   $260,184       $180,837      $722,791
                                                                   ========       ========      ========
PRICING OF SHARES
$0.00001 par value (unlimited shares authorized)
   Outstanding Sweep Shares                                         260,253        180,906       722,960
Net asset value, offering and redemption price per share              $1.00          $1.00         $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 2000 (Unaudited)

                                                          Schwab       Schwab       Schwab        Schwab         Schwab
                                             Schwab     California    New York    New Jersey   Pennsylvania      Florida
                                            Municipal    Municipal    Municipal    Municipal     Municipal      Municipal
                                           Money Fund   Money Fund   Money Fund   Money Fund    Money Fund     Money Fund
                                           ----------   ----------   ----------   ----------   -------------   ----------
Interest income                             $170,475     $93,557       $19,220      $4,797        $3,708         $15,455
                                            --------     -------       -------      ------        ------         -------
Expenses:
   Investment advisory and
     administration fees                      15,152       9,591         1,874         465           348           1,461
   Transfer agency and shareholder
     service fees:
       Sweep Shares                           13,986       8,473         1,514         551           413           1,731
       Value Advantage Shares                  2,946       2,037           392          --            --              --
   Custodian and portfolio
     accounting fees                             326         251           127          55            45              89
   Registration fees                             571         231            50          50            21              57
   Professional fees                              21          16            16          11            12              13
   Shareholder reports                           218          87            22           3             2              15
   Trustees' fees                                 17          13             9           7             6               7
   Proxy fees                                    515         321            59          14            11              44
   Other expenses                                 42          31            10           4             4               8
                                            --------     -------       -------      ------        ------         -------
                                              33,794      21,051         4,073       1,160           862           3,425
Less: expenses reduced (see Note 4)           (7,463)     (4,824)         (986)       (351)         (255)         (1,111)
                                            --------     -------       -------      ------        ------         -------
     Net expenses incurred by fund            26,331      16,227         3,087         809           607           2,314
                                            --------     -------       -------      ------        ------         -------
Net investment income                        144,144      77,330        16,133       3,988         3,101          13,141
Net realized loss on investments sold           (866)       (821)         (169)        (17)          (23)           (132)
                                            --------     -------       -------      ------        ------         -------
Increase in net assets resulting
   from operations                          $143,278     $76,509       $15,964      $3,971        $3,078         $13,009
                                            ========     =======       =======      ======        ======         =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                              Schwab                     Schwab California                   Schwab New York
                                       Municipal Money Fund             Municipal Money Fund              Municipal Money Fund
                                  -----------------------------     -----------------------------     ---------------------------
                                    Six months                      Six months                        Six months
                                      ended                           ended                              ended
                                     06/30/00       Year ended       06/30/00         Year ended        06/30/00       Year ended
                                   (Unaudited)       12/31/99       (Unaudited)        12/31/99       (Unaudited)       12/31/99
                                  ------------     ------------     ------------     ------------     -----------     -----------
Operations:
   Net investment income          $    144,144     $    206,391     $     77,330     $    108,435     $    16,133     $    20,690
   Net realized loss on
     investments sold                     (866)            (758)            (821)            (270)           (169)            (53)
                                  ------------     ------------     ------------     ------------     -----------     -----------
  Increase in net assets
    resulting from operations          143,278          205,633           76,509          108,165          15,964          20,637
                                  ------------     ------------     ------------     ------------     -----------     -----------
Dividends to shareholders
   from net investment income
   (See Note 2):
     Sweep Shares                     (102,665)        (149,157)         (52,817)         (70,760)        (10,752)        (13,429)
     Value Advantage Shares            (41,479)         (57,234)         (24,513)         (37,675)         (5,381)         (7,261)
                                  ------------     ------------     ------------     ------------     -----------     -----------
       Total dividends to
         shareholders                 (144,144)        (206,391)         (77,330)        (108,435)        (16,133)        (20,690)
                                  ------------     ------------     ------------     ------------     -----------     -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold      18,954,177       29,207,646       11,173,352       15,044,804       2,106,312       2,685,061
     Net asset value of shares
       issued in reinvestment
       of dividends                    125,153          220,975           67,320          116,671          14,002          22,245
     Payments for shares
       redeemed                    (18,896,411)     (27,933,769)     (10,868,014)     (14,070,363)     (2,015,293)     (2,513,226)
                                  ------------     ------------     ------------     ------------     -----------     -----------
     Increase in net assets
       from capital share
       transactions                    182,919        1,494,852          372,658        1,091,112         105,021         194,080
                                  ------------     ------------     ------------     ------------     -----------     -----------
Total increase in net assets           182,053        1,494,094          371,837        1,090,842         104,852         194,027
Net assets:
   Beginning of period               8,360,863        6,866,769        5,060,621        3,969,779         899,964         705,937
                                  ------------     ------------     ------------     ------------     -----------     -----------
   End of period                  $  8,542,916     $  8,360,863     $  5,432,458     $  5,060,621     $ 1,004,816     $   899,964
                                  ============     ============     ============     ============     ===========     ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                       Schwab New Jersey                Schwab Pennsylvania                  Schwab Florida
                                      Municipal Money Fund              Municipal Money Fund              Municipal Money Fund
                                  -----------------------------     -----------------------------     ---------------------------
                                    Six months                      Six months                        Six months
                                      ended                           ended                              ended
                                     06/30/00       Year ended       06/30/00         Year ended        06/30/00       Year ended
                                   (Unaudited)       12/31/99       (Unaudited)        12/31/99       (Unaudited)       12/31/99
                                  ------------     ------------     ------------     ------------     -----------     -----------
Operations:
   Net investment income           $   3,988        $   3,623         $   3,101        $   3,676      $    13,141     $    16,092
   Net realized loss on
     investments sold                    (17)             (16)              (23)              (4)            (132)            (14)
                                   ---------        ---------         ---------        ---------      -----------     -----------
  Increase in net assets
    resulting from operations          3,971            3,607             3,078            3,672           13,009          16,078
                                   ---------        ---------         ---------        ---------      -----------     -----------
Dividends to shareholders
   from net investment income
   (See Note 2):                      (3,988)          (3,623)           (3,101)          (3,676)         (13,141)         (16,092)
                                   ---------        ---------         ---------        ---------      -----------     -----------
Capital share transactions
  (at $1.00 per share):
     Proceeds from shares sold       696,875          686,811           463,724          571,748        1,505,442       2,586,830
     Net asset value of shares
       issued in reinvestment
       of dividends                    3,529            3,855             2,775            3,991           11,508          17,378
     Payments for shares
       redeemed                     (646,306)        (582,462)         (449,566)        (533,524)      (2,009,199)     (2,405,514)
                                   ---------        ---------         ---------        ---------      -----------     -----------
     Increase (decrease) in
       net assetsfrom capital
       share transactions             54,098          108,204            16,933           42,215         (492,249)        198,694
                                   ---------        ---------         ---------        ---------      -----------     -----------
Total increase (decrease)
   in net assets                      54,081          108,188            16,910           42,211         (492,381)        198,680

Net assets:
   Beginning of period               206,103           97,915           163,927          121,716        1,215,172       1,016,492
                                   ---------        ---------         ---------        ---------      -----------     -----------
   End of period                   $ 260,184        $ 206,103         $ 180,837        $ 163,927      $   722,791     $ 1,215,172
                                   =========        =========         =========        =========      ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                               Schwab Municipal Money Fund
                                                        1/1/00-
                                                        6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-      1/1/95-
                                                      (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
SWEEP SHARES
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00          1.00         1.00        1.00         1.00        1.00
                                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.02          0.03         0.03        0.03         0.03        0.03
                                                       -------------------------------------------------------------------------
   Total from investment operations                         0.02          0.03         0.03        0.03         0.03        0.03
Less distributions:
   Dividends from net investment income                    (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.03)
                                                       -------------------------------------------------------------------------
   Total distributions                                     (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.03)
                                                       -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            1.00          1.00         1.00        1.00         1.00        1.00
                                                       =========================================================================
Total return (%)                                            1.66(2)       2.70         2.92        3.11         2.92        3.30

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.66(2,3)     0.66         0.66        0.66(3)      0.66        0.66
Expense reductions reflected in above ratio                 0.17(2)       0.19         0.22        0.24         0.24        0.25
Ratio of net investment income to average net assets        3.30(2)       2.67         2.87        3.06         2.89        3.25
Net assets, end of period ($ x 1,000)                  5,971,074     6,090,404    5,246,638   4,423,841    3,868,919   3,403,837


                                                        1/1/00-
                                                        6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-      7/7/95-
                                                      (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
VALUE ADVANTAGE SHARES
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00          1.00         1.00        1.00         1.00        1.00
                                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.02          0.03         0.03        0.03         0.03        0.02
                                                       -------------------------------------------------------------------------
   Total income from investment operations                  0.02          0.03         0.03        0.03         0.03        0.02
Less distributions:
   Dividends from net investment income                    (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.02)
                                                       -------------------------------------------------------------------------
   Total distributions                                     (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.02)
                                                       -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            1.00          1.00         1.00        1.00         1.00        1.00
                                                       =========================================================================
Total return (%)                                            1.76(1)       2.91         3.14        3.32         3.14        1.68(1)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.45(2,4)     0.45         0.45        0.45(4)      0.45        0.45(2)
Expense reductions reflected in above ratio                 0.17(2)       0.20         0.24        0.27         0.30        0.50(2)
Ratio of net investment income to average net assets        3.52(2)       2.89         3.08        3.29         3.10        3.50(2)
Net assets, end of period ($ x 1,000)                  2,571,842     2,270,459    1,620,131   1,085,229      608,080     160,682

1  Not annualized.
2  Annualized.
3  Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.
4  Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                            Schwab California Municipal Money Fund
                                                          1/1/00-
                                                          6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-      1/1/95-
                                                        (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
SWEEP SHARES
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                        1.00          1.00         1.00        1.00         1.00        1.00
                                                         -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                      0.01          0.02         0.03        0.03         0.03        0.03
                                                         -------------------------------------------------------------------------
   Total from investment operations                           0.01          0.02         0.03        0.03         0.03        0.03
Less distributions:
   Dividends from net investment income                      (0.01)        (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
                                                         -------------------------------------------------------------------------
   Total distributions                                       (0.01)        (0.02)       (0.03)      (0.03)       (0.03)      (0.03)
                                                         -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                              1.00          1.00         1.00        1.00         1.00        1.00
                                                         =========================================================================
Total return (%)                                              1.40(1)       2.42         2.64        2.95         2.80        3.20

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets         0.65(2,3)     0.65         0.65        0.65(3)      0.65        0.65
Expense reductions reflected in above ratio                   0.18(2)       0.20         0.24        0.26         0.27        0.29
Ratio of net investment income to average net assets          2.81(2)       2.41         2.60        2.91         2.77        3.15
Net assets, end of period ($ x 1,000)                    3,607,371     3,457,094    2,610,821   2,154,522    1,816,112   1,577,695


                                                        1/1/00-
                                                        6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-     10/3/95-
                                                      (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
VALUE ADVANTAGE SHARES
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00          1.00         1.00        1.00         1.00        1.00
                                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.02           0.03        0.03        0.03         0.03        0.01
                                                       -------------------------------------------------------------------------
   Total income from investment operations                  0.02          0.03         0.03        0.03         0.03        0.01
Less distributions:
   Dividends from net investment income                    (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.01)
                                                       -------------------------------------------------------------------------
   Total distributions                                     (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.01)
                                                       -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            1.00          1.00         1.00        1.00         1.00        1.00
                                                       =========================================================================
Total return (%)                                            1.50(1)       2.62         2.84        3.15         3.01        0.84(1)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.45(2,4)     0.45         0.45        0.45(4)      0.45        0.45(2)
Expense reductions reflected in above ratio                 0.18(2)       0.20         0.25        0.27         0.32        0.59(2)
Ratio of net investment income to average net assets        3.01(2)       2.60         2.79        3.12         2.98        3.48(2)
Net assets, end of period ($ x 1,000)                  1,825,087     1,603,527    1,358,958     936,815      507,486     108,008

(1) Not annualized.
(2) Annualized.
(3) Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
(4) Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                          Schwab New York Municipal Money Fund
                                                       1/1/00-
                                                       6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-     2/27/95-
                                                     (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
SWEEP SHARES
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     1.00          1.00         1.00        1.00         1.00        1.00
                                                      -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.02          0.03         0.03        0.03         0.03        0.03
                                                      -------------------------------------------------------------------------
   Total from investment operations                        0.02          0.03         0.03        0.03         0.03        0.03
Less distributions:
   Dividends from net investment income                   (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.03)
                                                      -------------------------------------------------------------------------
   Total distributions                                    (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.03)
                                                      -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                           1.00          1.00         1.00        1.00         1.00        1.00
                                                      =========================================================================
Total return (%)                                           1.60(1)       2.59         2.78        2.96         2.74        2.75(1)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets      0.69(2,3)     0.69         0.69        0.69(3)      0.69        0.63(2)
Expense reductions reflected in above ratio                0.19(2)       0.22         0.28        0.33         0.35        0.41(2)
Ratio of net investment income to average net assets       3.19(2)       2.57         2.73        2.93         2.71        3.20(2)
Net assets, end of period ($ x 1,000)                   677,743       604,116      467,750     357,221      270,612     204,863


                                                        1/1/00-
                                                        6/30/00       1/1/99-      1/1/98-     1/1/97-      1/1/96-      7/7/95-
                                                      (UNAUDITED)    12/31/99     12/31/98    12/31/97     12/31/96     12/31/95
VALUE ADVANTAGE SHARES
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      1.00          1.00         1.00        1.00         1.00        1.00
                                                       -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                    0.02          0.03         0.03        0.03         0.03        0.02
                                                       -------------------------------------------------------------------------
   Total income from investment operations                  0.02          0.03         0.03        0.03         0.03        0.02
Less distributions:
   Dividends from net investment income                    (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.02)
                                                       -------------------------------------------------------------------------
   Total distributions                                     (0.02)        (0.03)       (0.03)      (0.03)       (0.03)      (0.02)
                                                       -------------------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                            1.00          1.00         1.00        1.00         1.00        1.00
                                                       =========================================================================
Total return (%)                                            1.72(1)       2.83         3.03        3.21         2.99        1.62(1)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets       0.45(2,4)     0.45         0.45        0.45 4       0.45        0.45(2)
Expense reductions reflected in above ratio                 0.19(2)       0.26         0.33        0.40         0.56        1.36(2)
Ratio of net investment income to average net assets        3.43(2)       2.81         2.96        3.18         2.98        3.42(2)
Net assets, end of period ($ x 1,000)                    327,073       295,848      238,187     125,537       66,683      15,143

(1) Not annualized.
(2) Annualized.
(3) Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.
(4) Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                        Schwab New Jersey                Schwab Pennsylvania
                                      Municipal Money Fund              Municipal Money Fund

                                 1/1/00-                            1/1/00-
                                 6/30/00     1/1/99-    2/2/98-     6/30/00      1/1/99-    2/2/98-
                               (UNAUDITED)  12/31/99   12/31/98   (UNAUDITED)   12/31/99   12/31/98
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period                        1.00        1.00      1.00         1.00         1.00       1.00
                               -----------------------------------------------------------------------
Income from investment
   operations:
   Net investment income            0.02        0.03      0.03         0.02         0.03       0.03
                               -----------------------------------------------------------------------
   Total from investment
      operations                    0.02        0.03      0.03         0.02         0.03       0.03
Less distributions:
   Dividends from net
      investment income            (0.02)      (0.03)    (0.03)       (0.02)       (0.03)     (0.03)
                               -----------------------------------------------------------------------
   Total distributions             (0.02)      (0.03)    (0.03)       (0.02)       (0.03)     (0.03)
                               -----------------------------------------------------------------------
NET ASSET VALUE AT
   END OF PERIOD                    1.00        1.00      1.00         1.00         1.00       1.00
                               =======================================================================
Total return (%)                    1.62(1)     2.58      2.60(1)      1.70(1)      2.71       2.72(1)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------
Ratio of net operating
   expenses to average
   net assets                       0.65(2,3)   0.65      0.65(2)      0.65(2,3)    0.65       0.65(2)
Expense reductions reflected
   in above ratio                   0.29(2)     0.29      0.48(2)      0.28(2)      0.29       0.51(2)
Ratio of net investment
   income to average
   net assets                       3.26(2)     2.60      2.75(2)      3.38(2)      2.68       2.85(2)
Net assets, end of period
   ($ x 1,000)                   260,184     206,103    97,915      180,837      163,927    121,716

                                      Schwab Florida
                                    Municipal Money Fund

                                 1/1/00-
                                 6/30/00      1/1/99-   3/18/98-
                               (UNAUDITED)   12/31/99   12/31/98
PER-SHARE DATA ($)
----------------------------------------------------------------
Net asset value at beginning
   of period                         1.00        1.00       1.00
                               ---------------------------------
Income from investment
   operations:
   Net investment income             0.02        0.03       0.02
                               ---------------------------------
   Total from investment
      operations                     0.02        0.03       0.02
Less distributions:
   Dividends from net
      investment income             (0.02)      (0.03)     (0.02)
                               ---------------------------------
   Total distributions              (0.02)      (0.03)     (0.02)
                               ---------------------------------
NET ASSET VALUE AT
   END OF PERIOD                     1.00        1.00       1.00
                               =================================
Total return (%)                     1.71(1)     2.78       2.37(1)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------
Ratio of net operating
   expenses to average
   net assets                        0.59(2,4)   0.59       0.59(2)
Expense reductions reflected
   in above ratio                    0.29(2)     0.33       0.41(2)
Ratio of net investment
   income to average
   net assets                        3.42(2)     2.75       2.95(2)
Net assets, end of period
   ($ x 1,000)                    722,791   1,215,172  1,016,492

(1) Not annualized.
(2) Annualized.
(3) Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
(4) Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise noted)

1.  DESCRIPTION OF THE FUNDS

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Florida Municipal Money Fund (the "funds") are series of The Charles Schwab Family of Funds (the "trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

All funds offer Sweep Shares, and the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund offer an additional class of shares known as Value Advantage Shares. Both classes represent interests in the same portfolio of investments of the respective fund and are substantially the same in all respects, except that the classes are subject to different transfer agency fees (see Note 3) and investment minimums.

In addition to the six funds described above, the trust also offers Schwab Money Market Fund, Schwab Government Money fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(REGISTRATION MARK), Schwab Institutional Advantage Money Fund(REGISTRATION MARK), Schwab Retirement Money Fund(REGISTRATION MARK) and Schwab Government Cash Reserves. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and original issue discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares of a fund based on the value of settled shares outstanding of each respective class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each fund declares a daily dividend equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually. Dividends paid by a fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

EXPENSES -- Expenses arising in connection with a fund or class of a fund are charged directly to that fund or that class. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a fund are allocated daily to each class of that fund based on the value of settled shares outstanding of each respective class.

FEDERAL INCOME TAXES -- It is each fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for federal income tax purposes.

As of December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                                             Schwab       Schwab       Schwab       Schwab         Schwab
                                                Schwab     California    New York    New Jersey   Pennsylvania    Florida
                                               Municipal    Municipal    Municipal    Municipal    Municipal     Municipal
         Expiring in:                         Money Fund   Money Fund   Money Fund   Money Fund    Money Fund    Money Fund
         ----------                           ----------   ----------   ----------   ----------   ------------  ----------
         12/31/00                               $   --       $    1         $--          $--           $--          $--
         12/31/01                                   --           56          --           --            --           --
         12/31/02                                1,436          582          --           --            --           --
         12/31/03                                   36           --           6           --            --           --
         12/31/04                                  465           93           9           --            --           --
         12/31/05                                  523           35          --           --            --           --
         12/31/06                                   --           42           6           --             5            1
         12/31/07                                  775          274          53           16             5           14
                                                ------       ------         ---          ---           ---          ---
           Total capital loss carryforwards     $3,235       $1,083         $74          $16           $10          $15
                                                ======       ======         ===          ===           ===          ===

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, each fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six months ended June 30, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided, Schwab receives an annual fee, payable monthly, of 0.25% of average daily net assets of the Sweep Shares and 0.05% for Value Advantage Shares. For shareholder services provided, Schwab receives 0.20% of each fund's average daily net assets. Schwab has reduced a portion of its fee for the six months ended June 30, 2000 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six months ended June 30, 2000, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The funds incurred fees totaling $59 related to the Trust's unaffiliated trustees.

INTERFUND TRANSACTIONS -- During the six months ended June 30, 2000, the funds engaged in purchase and sale transactions with funds that have a common investment adviser, common trustees, and common officers. These transactions, made at current market value pursuant to Rule 17a-7 under the 1940 Act totaled the following dollar amounts as seen below.

Schwab Municipal Money Fund                                 $2,564,280
Schwab California Municipal Money Fund                      $  603,902
Schwab New York Municipal Money Fund                        $  221,315
Schwab New Jersey Municipal Money Fund                      $  385,989
Schwab Pennsylvania Municipal Money Fund                    $  296,318
Schwab Florida Municipal Money Fund                         $1,102,773

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the funds total operating expenses of each class of shares will not exceed certain percentages of average daily net assets of that class of shares, after reductions, as shown below. For purposes of this guarantee, operating expenses do not include interest expenses, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

                                                   Sweep     Value Advantage
                                                  Shares         Shares
                                                  ------     ---------------
Schwab Municipal Money Fund                        0.66%          0.45%
Schwab California Municipal Money Fund             0.65%          0.45%
Schwab New York Municipal Money Fund               0.69%          0.45%
Schwab New Jersey Municipal Money Fund             0.65%            --
Schwab Pennsylvania Municipal Money Fund           0.65%            --
Schwab Florida Municipal Money Fund                0.59%            --

For the six months ended June 30, 2000, the total of such fees reduced by the investment adviser and Schwab was as follows:

                                           Fees Reduced by the  Fees Reduced by
                                           investment adviser       Schwab
                                           -------------------  ---------------
Schwab Municipal Money Fund                      $7,346              $117
Schwab California Municipal Money Fund           $4,824              $ --
Schwab New York Municipal Money Fund             $  923              $ 63
Schwab New Jersey Municipal Money Fund           $  351                --
Schwab Pennsylvania Municipal Money Fund         $  255                --
Schwab Florida Municipal Money Fund              $1,111                --

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital shares, for the six months ended June 30, 2000 and the year ended December 31, 1999 (at $1.00 per share), were as follows:

                                          Schwab Municipal           Schwab California Municipal       Schwab New York Municipal
                                            Money Fund                        Money Fund                      Money Fund
                                  -----------------------------     -----------------------------     ---------------------------
                                    Six months                      Six months                        Six months
                                      ended          For the           ended           For the           ended          For the
                                     06/30/00       Year ended       06/30/00         Year ended        06/30/00       Year ended
                                   (Unaudited)       12/31/99       (Unaudited)        12/31/99       (Unaudited)       12/31/99
                                  ------------     ------------     ------------     ------------     -----------     -----------
Proceeds from shares sold:
     Sweep Shares                 $ 16,431,655     $ 25,547,075     $  9,628,982     $ 13,072,679     $ 1,850,297     $ 2,312,453
     Value Advantage Shares          2,522,522        3,660,571        1,544,370        1,972,125         256,015         372,608
                                  ------------     ------------     ------------     ------------     -----------     -----------
       Total                        18,954,177       29,207,646       11,173,352       15,044,804       2,106,312       2,685,061
                                  ------------     ------------     ------------     ------------     -----------     -----------
Net asset value of shares issued
   in reinvestment of dividends:
     Sweep Shares                       90,811          162,369           46,627           76,680           9,441          14,494
     Value Advantage Shares             34,342           58,606           20,693           39,991           4,561           7,751
                                  ------------     ------------     ------------     ------------     -----------     -----------
       Total                           125,153          220,975           67,320          116,671          14,002          22,245
                                  ------------     ------------     ------------     ------------     -----------     -----------
Payments for shares
   redeemed:
     Sweep Shares                  (16,641,173)     (24,865,127)      (9,524,768)     (12,302,903)     (1,785,995)     (2,190,547)
     Value Advantage Shares         (2,255,238)      (3,068,642)      (1,343,246)      (1,767,460)       (229,298)       (322,679)
                                  ------------     ------------     ------------     ------------     -----------     -----------
       Total                       (18,896,411)     (27,933,769)     (10,868,014)     (14,070,363)     (2,015,293)     (2,513,226)
                                  ------------     ------------     ------------     ------------     -----------     -----------
       Increase in net assets
         from capital share
         transactions             $    182,919     $  1,494,852     $    372,658     $  1,091,112     $   105,021     $   194,080
                                  ============     ============     ============     ============     ===========     ===========

PROXY VOTING RESULTS

A special meeting of the shareholders of The Charles Schwab Family of Funds was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                          NUMBER OF               NUMBER OF
                                      SHARES VOTED FOR         SHARES WITHHELD
                                      ----------------         ---------------
         Charles R. Schwab             36,999,629,179           9,264,278,586
         Mariann Byerwalter            36,952,086,682           9,311,821,083
         Jeremiah H. Chafkin           36,969,722,337           9,294,185,428
         Donald F. Dorward             36,945,789,881           9,318,117,884
         William A. Hasler             36,978,892,818           9,285,014,947
         Robert G. Holmes              36,967,612,764           9,296,295,001
         Steven L. Scheid              36,989,702,307           9,274,205,458
         Gerald B. Smith               36,981,495,311           9,282,412,454
         Donald R. Stephens            36,986,833,556           9,277,074,209
         Michael W. Wilsey             36,981,483,423           9,282,424,342

PROPOSAL 2F

To approve changes to restrictions regarding investments in restricted or illiquid securities.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,108,507,650
         Against                                         216,789,707
         Abstain (includes broker non-votes)           1,047,459,585

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,038,268,487
         Against                                         101,959,786
         Abstain (includes broker non-votes)             673,616,675

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             343,507,855
         Against                                          15,213,290
         Abstain (includes broker non-votes)             138,757,095

PROPOSAL 2H

To approve changes to restrictions regarding the beneficial ownership of securities by fund officers and trustees.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,123,147,963
         Against                                         200,166,645
         Abstain (includes broker non-votes)           1,049,442,334

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,040,961,092
         Against                                          98,139,779
         Abstain (includes broker non-votes)             674,744,077

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             345,094,638
         Against                                          13,430,420
         Abstain (includes broker non-votes)             138,953,182

PROPOSAL 2I

To approve changes to restrictions regarding industry concentration.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,123,846,738
         Against                                         200,163,417
         Abstain (includes broker non-votes)           1,048,746,787

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,043,355,843
         Against                                          96,080,854
         Abstain (includes broker non-votes)             674,408,251

112

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             344,243,553
         Against                                          13,946,780
         Abstain (includes broker non-votes)             139,287,907

PROPOSAL 2J

To approve changes to restrictions regarding investments in commodities, futures contracts and real estate.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,112,382,067
         Against                                         212,466,705
         Abstain (includes broker non-votes)           1,047,908,170

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,034,881,763
         Against                                         105,486,092
         Abstain (includes broker non-votes)             673,477,093

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             344,388,382
         Against                                          14,587,688
         Abstain (includes broker non-votes)             138,502,170

PROPOSAL 2K

To approve changes to restrictions regarding the underwriting of securities.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,126,668,487
         Against                                         199,250,463
         Abstain (includes broker non-votes)           1,046,837,992

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,041,831,625
         Against                                          99,218,832
         Abstain (includes broker non-votes)             672,794,491

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             344,423,508
         Against                                          13,992,613
         Abstain (includes broker non-votes)             139,062,119

PROPOSAL 2L

To approve changes to restrictions regarding control of an issuer.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,123,927,840
         Against                                         200,249,494
         Abstain (includes broker non-votes)           1,048,579,608

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,038,299,462
         Against                                         100,655,735
         Abstain (includes broker non-votes)             674,889,751

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             344,492,497
         Against                                          14,056,161
         Abstain (includes broker non-votes)             138,929,582

PROPOSAL 2M

To approve changes to restrictions regarding purchases of oil, gas, or mineral interests.

SCHWAB MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           3,119,465,051
         Against                                         204,330,744
         Abstain (includes broker non-votes)           1,048,961,147

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,033,154,419
         Against                                         105,776,064
         Abstain (includes broker non-votes)             674,914,465

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             345,296,760
         Against                                          12,987,006
         Abstain (includes broker non-votes)             139,194,474

PROPOSAL 2N

To approve changes to restrictions regarding non-diversification.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                           2,032,180,992
         Against                                         107,318,544
         Abstain (includes broker non-votes)             674,345,412

SCHWAB NEW YORK MUNICIPAL MONEY FUND:
                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             342,175,033
         Against                                          16,207,837
         Abstain (includes broker non-votes)             139,095,370

                                                                             115

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

SchwabFunds-Registered Trademark- offers a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Focus Funds:
 Communications Focus Fund
 Financial Services Focus Fund
 HealthCare Focus Fund
 Technology Focus Fund
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab Total Stock Market Index Fund-TM-
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1) Refer to page 3 of this report for more information.

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3603-3 (8/00)

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
GOVERNMENT
CASH RESERVES




                         SEMIANNUAL REPORT
                               AND
                  AN IMPORTANT NOTICE REGARDING
                     DELIVERY OF SHAREHOLDER
                             DOCUMENTS





June 30, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your SchwabFunds-Registered Trademark- shareholder documents may be householded indefinitely unless you instruct us otherwise.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT
WWW.SCHWAB.COM/SCHWABFUNDS.

NOTIFICATION INSTRUCTIONS

If you would prefer that your SchwabFunds mailings not be householded, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 800-515-2157, or your investment manager.

- ALL OTHER CLIENTS: Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
GOVERNMENT
CASH RESERVES









Semiannual Report
June 30, 2000

SCHWAB GOVERNMENT CASH RESERVES

We're pleased to bring you this semiannual report for the Schwab Government Cash Reserves (the fund) for the six-month period ended June 30, 2000.

During the reporting period, the fund continued to provide investors with current income combined with stability of capital and liquidity. In addition, it also offered the convenient automatic investment ("sweep") of cash balances in your Schwab Access-TM- account. In the following pages, we'll provide you with an overview of the economic events that occurred over the reporting period.

Please remember that an investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
Market Overview                             2
---------------------------------------------
Portfolio Management                        6
---------------------------------------------
Fund Performance and Portfolio
 Composition                                7
---------------------------------------------
Glossary of Terms                           8
---------------------------------------------
Portfolio Highlights                        9
---------------------------------------------
Financial Statements and Notes             10
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

[PHOTO]

Dear Shareholder,

During the last few years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. In recent months, however, investors have been subject to larger swings in the market, even within the span of a single day.

Given this divergent environment, the message is clear: Expect volatility, maintain a long-term view and ensure your investment strategy is appropriate for your risk tolerance and time horizon. One way to lessen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, namely cash equivalents, bonds and stocks. With its broad range of funds, SchwabFunds-Registered Trademark- can help form the foundation of a diversified investment plan. Our asset allocation funds can even provide diversification within a single fund.

We recently added four new sector funds, the Schwab Focus Funds, to our SchwabFunds offering. Each invests in a group of industries within a specific sector--Communications, Financial Services, Healthcare and Technology--and can be an effective complement to individual stock investing. Each Focus Fund concentrates its investing in companies in a specific sector and may involve a greater degree of risk than an investment in mutual funds with greater diversification. For more information on the Schwab Focus Funds, please call 800-435-4000 and request a prospectus. The prospectus contains more information on fund fees and expenses as well as risks. Please read it carefully before investing.

As a leader in online brokerage, we recognize the value of the web as a means of communicating timely, relevant information to investors. Regular updates on all of the SchwabFunds, including performance data, are available on our Web site at www.schwab.com/schwabfunds. We encourage you to take advantage of this valuable resource.

Thank you for your investment in SchwabFunds. For our part, we at SchwabFunds will do everything we can to warrant the trust you have placed in us.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
June 30, 2000

MARKET OVERVIEW

U.S. ECONOMIC GROWTH REMAINS STRONG

April 2000 marked the beginning of the tenth year of the current economic expansion, the longest in U.S. history. Gross Domestic Product (GDP) grew at a real (inflation adjusted) rate of 4.6% during 1999--the fourth consecutive year at 4% or more--and 5.0% during the first half of 2000. These rates are considered by most economists and the Federal Reserve (Fed) to be in excess of what the economy can absorb without experiencing inflationary pressures--perhaps 3.5% to 4.0%. High levels of consumer spending fueled by rising incomes, personal wealth and consumer confidence, as well as strong business capital investment and a healthy housing sector, have been the principal factors driving this lengthy expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 REAL GROSS DOMESTIC PRODUCT
                        QUARTERLY PERCENTAGE CHANGE (ANNUALIZED RATE)
Q1 1990                                                         5.00%
Q2 1990                                                         1.00%
Q3 1990                                                        -0.60%
Q4 1990                                                        -3.00%
Q1 1991                                                        -1.70%
Q2 1991                                                         2.60%
Q3 1991                                                         1.30%
Q4 1991                                                         2.50%
Q1 1992                                                         4.30%
Q2 1992                                                         4.00%
Q3 1992                                                         3.10%
Q4 1992                                                         5.20%
Q1 1993                                                        -0.70%
Q2 1993                                                         2.10%
Q3 1993                                                         1.50%
Q4 1993                                                         6.00%
Q1 1994                                                         3.60%
Q2 1994                                                         5.70%
Q3 1994                                                         2.20%
Q4 1994                                                         5.10%
Q1 1995                                                         1.50%
Q2 1995                                                         0.80%
Q3 1995                                                         3.20%
Q4 1995                                                         3.30%
Q1 1996                                                         2.90%
Q2 1996                                                         6.90%
Q3 1996                                                         2.20%
Q4 1996                                                         4.90%
Q1 1997                                                         4.90%
Q2 1997                                                         5.10%
Q3 1997                                                         4.00%
Q4 1997                                                         3.10%
Q1 1998                                                         6.70%
Q2 1998                                                         2.10%
Q3 1998                                                         3.80%
Q4 1998                                                         5.90%
Q1 1999                                                         3.70%
Q2 1999                                                         1.90%
Q3 1999                                                         5.70%
Q4 1999                                                         7.30%
Q1 2000                                                         4.80%
Q2 2000                                                         5.20%
Source: BLOOMBERG L.P.

Looking ahead, the availability of scarce labor resources and domestic consumers' responses to continued market volatility may be key determinants of whether the economy continues on its current course or softens in the second half of 2000. The Fed has raised the federal funds rate a total of 1.75% since June 1999.

Although preliminary signs may indicate a second half slowdown in the vigorous growth rate of the economy, opinions vary with regard to future federal funds rate increases. Most economists do agree, however, that the U.S. economy appears poised for continued strong growth in 2000, albeit at lower rates than experienced in the first half.

UNEMPLOYMENT CONTINUES TO BE VERY LOW

As employment growth continues to exceed population growth, the unemployment rate remains very low. In fact, the 3.9% rate for April 2000 represented the lowest level in 30 years. Labor markets continue to be extremely tight in many areas of the country, reflecting a shrinking pool of available workers.

Another closely watched metric, the labor force participation rate, which measures the employment population as a percentage of the total population, is at a post-war high. While growth in the labor force has recently declined, the Fed has expressed its concern that continued tight labor markets and the related increases in wages may put further pressure on manufacturers and service providers to raise prices.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        U.S. UNEMPLOYMENT RATE
Jan-90                                    5.4%
Feb-90                                    5.3%
Mar-90                                    5.2%
Apr-90                                    5.4%
May-90                                    5.4%
Jun-90                                    5.2%
Jul-90                                    5.5%
Aug-90                                    5.7%
Sep-90                                    5.9%
Oct-90                                    5.9%
Nov-90                                    6.2%
Dec-90                                    6.3%
Jan-91                                    6.4%
Feb-91                                    6.6%
Mar-91                                    6.8%
Apr-91                                    6.7%
May-91                                    6.9%
Jun-91                                    6.9%
Jul-91                                    6.8%
Aug-91                                    6.9%
Sep-91                                    6.9%
Oct-91                                    7.0%
Nov-91                                    7.0%
Dec-91                                    7.3%
Jan-92                                    7.3%
Feb-92                                    7.4%
Mar-92                                    7.4%
Apr-92                                    7.4%
May-92                                    7.6%
Jun-92                                    7.8%
Jul-92                                    7.7%
Aug-92                                    7.6%
Sep-92                                    7.6%
Oct-92                                    7.3%
Nov-92                                    7.4%
Dec-92                                    7.4%
Jan-93                                    7.3%
Feb-93                                    7.1%
Mar-93                                    7.0%
Apr-93                                    7.1%
May-93                                    7.1%
Jun-93                                    7.0%
Jul-93                                    6.9%
Aug-93                                    6.8%
Sep-93                                    6.7%
Oct-93                                    6.8%
Nov-93                                    6.6%
Dec-93                                    6.5%
Jan-94                                    6.8%
Feb-94                                    6.6%
Mar-94                                    6.5%
Apr-94                                    6.4%
May-94                                    6.1%
Jun-94                                    6.1%
Jul-94                                    6.3%
Aug-94                                    6.0%
Sep-94                                    5.8%
Oct-94                                    5.8%
Nov-94                                    5.6%
Dec-94                                    5.5%
Jan-95                                    5.6%
Feb-95                                    5.4%
Mar-95                                    5.3%
Apr-95                                    5.8%
May-95                                    5.8%
Jun-95                                    5.6%
Jul-95                                    5.6%
Aug-95                                    5.7%
Sep-95                                    5.6%
Oct-95                                    5.5%
Nov-95                                    5.7%
Dec-95                                    5.6%
Jan-96                                    5.6%
Feb-96                                    5.5%
Mar-96                                    5.6%
Apr-96                                    5.5%
May-96                                    5.6%
Jun-96                                    5.3%
Jul-96                                    5.5%
Aug-96                                    5.1%
Sep-96                                    5.2%
Oct-96                                    5.2%
Nov-96                                    5.3%
Dec-96                                    5.4%
Jan-97                                    5.3%
Feb-97                                    5.3%
Mar-97                                    5.1%
Apr-97                                    5.0%
May-97                                    4.7%
Jun-97                                    5.0%
Jul-97                                    4.7%
Aug-97                                    4.9%
Sep-97                                    4.7%
Oct-97                                    4.7%
Nov-97                                    4.6%
Dec-97                                    4.7%
Jan-98                                    4.5%
Feb-98                                    4.6%
Mar-98                                    4.6%
Apr-98                                    4.3%
May-98                                    4.3%
Jun-98                                    4.5%
Jul-98                                    4.5%
Aug-98                                    4.5%
Sep-98                                    4.5%
Oct-98                                    4.5%
Nov-98                                    4.4%
Dec-98                                    4.3%
Jan-99                                    4.3%
Feb-99                                    4.4%
Mar-99                                    4.2%
Apr-99                                    4.3%
May-99                                    4.2%
Jun-99                                    4.3%
Jul-99                                    4.3%
Aug-99                                    4.2%
Sep-99                                    4.2%
Oct-99                                    4.1%
Nov-99                                    4.1%
Dec-99                                    4.1%
Jan-00                                    4.0%
Feb-00                                    4.1%
Mar-00                                    4.1%
Apr-00                                    3.9%
May-00                                    4.1%
Jun-00                                    4.0%
Source: BLOOMBERG L.P.

INFLATION REMAINS CONTAINED, BUT CONCERNS EMERGE

Virtually all measures of price inflation exhibited upward trends during the reporting period. The Consumer Price Index (CPI) rose 3.7% for the year ended June 2000. CPI's core rate (which excludes the more volatile food and energy components) trended up to 2.4%. The Personal Consumption Expenditures Index, a measure of inflation closely watched by the Fed, rose 2.6% for the same period. The GDP price deflator, the broadest measure of inflation, indicated prices rising at an annual rate of 2.9% during the first half of 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                            EMPLOYMENT COST INDEX         CONSUMER PRICE INDEX
                MEASURES OF INFLATION                   12 - MONTH CHANGE (QUARTERLY)  12 - MONTH CHANGE (MONTHLY)
Jan-90                                                                           5.5%                         5.2%
Feb-90                                                                           5.5%                         5.3%
Mar-90                                                                           5.5%                         5.2%
Apr-90                                                                           5.4%                         4.7%
May-90                                                                           5.4%                         4.4%
Jun-90                                                                           5.4%                         4.7%
Jul-90                                                                           5.2%                         4.8%
Aug-90                                                                           5.2%                         5.6%
Sep-90                                                                           5.2%                         6.2%
Oct-90                                                                           4.9%                         6.3%
Nov-90                                                                           4.9%                         6.3%
Dec-90                                                                           4.9%                         6.1%
Jan-91                                                                           4.6%                         5.7%
Feb-91                                                                           4.6%                         5.3%
Mar-91                                                                           4.6%                         4.9%
Apr-91                                                                           4.6%                         4.9%
May-91                                                                           4.6%                         5.0%
Jun-91                                                                           4.6%                         4.7%
Jul-91                                                                           4.3%                         4.4%
Aug-91                                                                           4.3%                         3.8%
Sep-91                                                                           4.3%                         3.4%
Oct-91                                                                           4.3%                         2.9%
Nov-91                                                                           4.3%                         3.0%
Dec-91                                                                           4.3%                         3.1%
Jan-92                                                                           4.0%                         2.6%
Feb-92                                                                           4.0%                         2.8%
Mar-92                                                                           4.0%                         3.2%
Apr-92                                                                           3.6%                         3.2%
May-92                                                                           3.6%                         3.0%
Jun-92                                                                           3.6%                         3.1%
Jul-92                                                                           3.5%                         3.2%
Aug-92                                                                           3.5%                         3.1%
Sep-92                                                                           3.5%                         3.0%
Oct-92                                                                           3.5%                         3.2%
Nov-92                                                                           3.5%                         3.0%
Dec-92                                                                           3.5%                         2.9%
Jan-93                                                                           3.5%                         3.3%
Feb-93                                                                           3.5%                         3.2%
Mar-93                                                                           3.5%                         3.1%
Apr-93                                                                           3.6%                         3.2%
May-93                                                                           3.6%                         3.2%
Jun-93                                                                           3.6%                         3.0%
Jul-93                                                                           3.6%                         2.8%
Aug-93                                                                           3.6%                         2.8%
Sep-93                                                                           3.6%                         2.7%
Oct-93                                                                           3.5%                         2.8%
Nov-93                                                                           3.5%                         2.7%
Dec-93                                                                           3.5%                         2.7%
Jan-94                                                                           3.2%                         2.5%
Feb-94                                                                           3.2%                         2.5%
Mar-94                                                                           3.2%                         2.5%
Apr-94                                                                           3.2%                         2.4%
May-94                                                                           3.2%                         2.3%
Jun-94                                                                           3.2%                         2.5%
Jul-94                                                                           3.2%                         2.8%
Aug-94                                                                           3.2%                         2.9%
Sep-94                                                                           3.2%                         3.0%
Oct-94                                                                           3.0%                         2.6%
Nov-94                                                                           3.0%                         2.7%
Dec-94                                                                           3.0%                         2.7%
Jan-95                                                                           2.9%                         2.8%
Feb-95                                                                           2.9%                         2.9%
Mar-95                                                                           2.9%                         2.9%
Apr-95                                                                           2.9%                         3.1%
May-95                                                                           2.9%                         3.2%
Jun-95                                                                           2.9%                         3.0%
Jul-95                                                                           2.7%                         2.8%
Aug-95                                                                           2.7%                         2.6%
Sep-95                                                                           2.7%                         2.5%
Oct-95                                                                           2.7%                         2.8%
Nov-95                                                                           2.7%                         2.6%
Dec-95                                                                           2.7%                         2.5%
Jan-96                                                                           2.8%                         2.7%
Feb-96                                                                           2.8%                         2.7%
Mar-96                                                                           2.8%                         2.8%
Apr-96                                                                           2.9%                         2.9%
May-96                                                                           2.9%                         2.9%
Jun-96                                                                           2.9%                         2.8%
Jul-96                                                                           2.8%                         3.0%
Aug-96                                                                           2.8%                         2.9%
Sep-96                                                                           2.8%                         3.0%
Oct-96                                                                           2.9%                         3.0%
Nov-96                                                                           2.9%                         3.3%
Dec-96                                                                           2.9%                         3.3%
Jan-97                                                                           2.9%                         3.0%
Feb-97                                                                           2.9%                         3.0%
Mar-97                                                                           2.9%                         2.8%
Apr-97                                                                           2.8%                         2.5%
May-97                                                                           2.8%                         2.2%
Jun-97                                                                           2.8%                         2.3%
Jul-97                                                                           3.0%                         2.2%
Aug-97                                                                           3.0%                         2.2%
Sep-97                                                                           3.0%                         2.2%
Oct-97                                                                           3.3%                         2.1%
Nov-97                                                                           3.3%                         1.8%
Dec-97                                                                           3.3%                         1.7%
Jan-98                                                                           3.3%                         1.6%
Feb-98                                                                           3.3%                         1.4%
Mar-98                                                                           3.3%                         1.4%
Apr-98                                                                           3.5%                         1.4%
May-98                                                                           3.5%                         1.7%
Jun-98                                                                           3.5%                         1.7%
Jul-98                                                                           3.7%                         1.7%
Aug-98                                                                           3.7%                         1.6%
Sep-98                                                                           3.7%                         1.5%
Oct-98                                                                           3.4%                         1.5%
Nov-98                                                                           3.4%                         1.5%
Dec-98                                                                           3.4%                         1.6%
Jan-99                                                                           3.0%                         1.7%
Feb-99                                                                           3.0%                         1.6%
Mar-99                                                                           3.0%                         1.7%
Apr-99                                                                           3.2%                         2.3%
May-99                                                                           3.2%                         2.1%
Jun-99                                                                           3.2%                         2.0%
Jul-99                                                                           3.1%                         2.1%
Aug-99                                                                           3.1%                         2.3%
Sep-99                                                                           3.1%                         2.6%
Oct-99                                                                           3.4%                         2.6%
Nov-99                                                                           3.4%                         2.6%
Dec-99                                                                           3.4%                         2.7%
Jan-00                                                                           4.3%                         2.7%
Feb-00                                                                           4.3%                         3.2%
Mar-00                                                                           4.3%                         3.7%
Apr-00                                                                           4.4%                         3.0%
May-00                                                                           4.4%                         3.1%
Jun-00                                                                           4.4%                         3.7%
Source: BLOOMBERG L.P. AND BUREAU OF LABOR STATISTICS

Wage inflation also exhibited a marked upward trend during the reporting period, as indicated by the Employment Cost Index (ECI). The ECI which measures the cost of employing workers, including both wages and benefits, rose 4.4% for the year ended June 2000.

Although these rates of inflation and employment cost may not be alarmingly high by historical standards, the Fed has demonstrated its resolve to keep inflation at bay in both its communications and its actions (six federal funds rate increases since June 1999).

The Fed also has expressed concern that if labor markets continue to tighten, increases in wages may outpace productivity growth and place additional upward pressure on prices. Productivity growth becomes particularly critical in this environment as it enables companies to pay higher wages without raising prices. Non-farm productivity grew 3.0% in 1999 and at a healthy 3.6% rate in the first half of 2000.

ASSET CLASS PERFORMANCE--SMALL-CAPS AND TECH STOCKS ARE VOLATILE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ASSET CLASS PERFORMANCE    LEHMAN               RUSSELL 2000
                         AGGREGATE   MSCI-EAFE   SMALL-CAP    S&P 500
                         BOND INDEX    INDEX       INDEX       INDEX
1/7/00                       -0.06%     -4.56%        -3.23%   -1.89%
1/14/00                      -0.52%     -2.21%         0.60%   -0.28%
1/21/00                      -0.68%     -4.39%         5.82%   -1.90%
1/28/00                      -0.01%     -4.83%         0.05%   -7.42%
2/4/00                        0.12%     -2.85%         4.21%   -2.99%
2/11/00                      -0.17%     -2.30%         6.54%   -5.53%
2/18/00                       0.37%     -3.76%         8.26%   -8.32%
2/25/00                       1.02%     -3.01%        10.45%   -9.19%
3/3/00                        1.20%     -0.97%        18.72%   -3.92%
3/10/00                       1.00%     -0.99%        19.84%   -4.88%
3/17/00                       1.69%     -2.17%        14.09%   -0.15%
3/24/00                       1.57%     -0.25%        14.01%    4.14%
3/31/00                       2.20%     -0.40%         7.09%    2.27%
4/7/00                        3.02%     -1.40%         7.88%    3.48%
4/14/00                       2.95%     -4.85%        -9.80%   -7.42%
4/21/00                       2.85%     -5.64%        -4.23%   -2.10%
4/28/00                       1.90%     -5.73%         0.64%   -0.81%
5/5/00                        0.47%     -6.12%         1.98%   -2.16%
5/12/00                       0.34%     -7.08%        -2.33%   -2.95%
5/19/00                       0.54%    -10.41%        -4.56%   -3.91%
5/26/00                       1.64%     -9.93%        -8.97%   -5.89%
6/2/00                        2.83%     -3.95%         2.11%    1.04%
6/9/00                        3.15%     -4.10%         4.16%   -0.35%
6/16/00                       4.02%     -4.46%         2.37%    0.17%
6/23/00                       3.05%     -5.35%         1.75%   -1.40%
6/30/00                       3.99%     -4.06%         3.04%   -0.42%

COMPILED BY CHARLES SCHWAB & CO., INC.

As shown on the chart above, equity valuations, and particularly those of small-cap and technology stocks, exhibited extreme volatility during the reporting period.

The price/earnings (P/E) ratio for the NASDAQ 100 Index fell by 33% in just 14 trading days in March and

April. Remarkably, it still remained at levels above 100 even after this precipitous decline.

Small-cap stocks, as represented by the Russell 2000 Index, achieved a total return of 3.04% for the six-month reporting period. Large cap stocks, as represented by the S&P 500 Index, produced a negative return of -0.42% for the same period.

Dampened by relatively weak foreign currencies, international stocks, as represented by the MSCI EAFE Index, achieved a negative return of -4.06% for the reporting period. Fixed income returns, on the other hand, were generally positive for the reporting period, reflecting a decline in intermediate and long-term interest rates. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 3.99% for the six-month reporting period.

TREASURY BOND YIELDS--THE YIELD CURVE INVERTS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

10-YEAR AND FIVE-YEAR TREASURY BOND YIELDS  10-YEAR TREASURY BOND YIELD  FIVE-YEAR TREASURY NOTE YIELD
1/7/00                                                            6.52%                          6.41%
1/14/00                                                           6.68%                          6.58%
1/21/00                                                           6.77%                          6.63%
1/28/00                                                           6.66%                          6.66%
2/4/00                                                            6.55%                          6.65%
2/11/00                                                           6.60%                          6.70%
2/18/00                                                           6.49%                          6.68%
2/25/00                                                           6.33%                          6.47%
3/3/00                                                            6.39%                          6.59%
3/10/00                                                           6.38%                          6.60%
3/17/00                                                           6.19%                          6.45%
3/24/00                                                           6.19%                          6.50%
3/31/00                                                           6.00%                          6.31%
4/7/00                                                            5.58%                          6.18%
4/14/00                                                           5.58%                          6.11%
4/21/00                                                           5.99%                          6.24%
4/28/00                                                           6.21%                          6.54%
5/5/00                                                            6.51%                          6.76%
5/12/00                                                           6.51%                          6.77%
5/19/00                                                           6.49%                          6.70%
5/26/00                                                           6.33%                          6.57%
6/2/00                                                            6.15%                          6.37%
6/9/00                                                            6.13%                          6.36%
6/16/00                                                           5.97%                          6.18%
6/23/00                                                           6.19%                          6.37%
6/30/00                                                           6.03%                          6.19%
Source: BLOOMBERG L.P.

Treasury bond yields exhibited an unusual pattern during the reporting period. Yields on ten and 30-year treasury securities typically exceed those of five-year securities to compensate investors for the additional interest rate risk associated with longer duration securities. As shown in the graph above, however, this normal relationship reversed in January resulting in what is referred to as a negative yield curve.

This negative yield curve is a result of the accumulating budget surpluses, which are allowing the federal government to downsize its debt. The Treasury Department announced earlier this year that it plans to buy back $30 billion in debt in 2000 starting with longer-dated maturities since those payments carry the steepest interest payment. The anticipated reduction in supply resulting from this buyback program, as well as scaled back issuance, bid up the price of the longer-term securities and correspondingly reduced their yields during the reporting period.

SHORT-TERM INTEREST RATE ON THE RISE

Short-term interest rates increased during the reporting period, due to a combination of a robust U.S. economy and the Fed's actions to increase the federal funds rate from 5.5% at the beginning of the reporting period (January 1, 2000) to 6.5% by the end of the reporting period (June 30, 2000).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      90-DAY COMMERCIAL PAPER          THREE-MONTH        90-DAY
AND THREE-MONTH TREASURY BILL YIELDS  TREASURY BILL  COMMERCIAL PAPER
1/7/00                                        5.38%             5.66%
1/14/00                                       5.40%             5.71%
1/21/00                                       5.46%             5.77%
1/28/00                                       5.62%             5.79%
2/4/00                                        5.66%             5.85%
2/11/00                                       5.63%             5.86%
2/18/00                                       5.75%             5.86%
2/25/00                                       5.77%             5.88%
3/3/00                                        5.82%             5.89%
3/10/00                                       5.89%             5.91%
3/17/00                                       5.87%             6.00%
3/24/00                                       5.90%             6.05%
3/31/00                                       5.87%             6.09%
4/7/00                                        5.89%             6.09%
4/14/00                                       5.78%             6.08%
4/21/00                                       5.80%             6.12%
4/28/00                                       5.83%             6.17%
5/5/00                                        5.97%             6.41%
5/12/00                                       6.13%             6.54%
5/19/00                                       5.87%             6.59%
5/26/00                                       5.83%             6.61%
6/2/00                                        5.87%             6.62%
6/9/00                                        5.91%             6.57%
6/16/00                                       5.83%             6.57%
6/23/00                                       5.84%             6.57%
6/30/00                                       5.85%             6.58%
Source: BLOOMBERG L.P.

  THIS MARKET OVERVIEW HAS BEEN PROVIDED BY THE PORTFOLIO MANAGEMENT TEAM.

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD--senior vice president and chief investment officer, has overall responsibility for the management of the fund's portfolio. Steve joined Charles Schwab Investment Management, Inc. (CSIM) as vice president and portfolio manager in April 1991 and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was vice president and portfolio manager at Federated Investors.

KAREN WIGGAN--portfolio manager, has managed the Schwab Government Cash Reserves, Schwab Government Money Fund, and the Schwab U.S. Treasury Fund since March 1999. Karen joined Schwab in 1986, CSIM in 1991, and was promoted to her current position in March 1999.

SCHWAB GOVERNMENT CASH RESERVES

YIELD SUMMARY AS OF 6/30/00(1)

----------------------------------------------------------------
Seven-Day Current Yield                                    5.20%
----------------------------------------------------------------
Seven-Day Effective Yield                                  5.34%
----------------------------------------------------------------

Please remember that money market fund yields fluctuate and past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The Schwab Government Cash Reserves invests exclusively in short-term U.S. government securities and repurchase agreements for these securities. The chart to the right illustrates the composition of the fund's portfolio as of June 30, 2000, and is not indicative of the holdings after that date. A complete list of the securities in the fund's portfolio as of June 30, 2000 is provided in the Schedule of Investments later in this report.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION AS A PERCENTAGE
         OF FUND INVESTMENTS
            AS OF 6/30/00
U.S. Government Securities             60.7%
Repurchase Agreements                  39.3%

(1) A portion of the fund's fees was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

GLOSSARY OF TERMS

COMMERCIAL PAPER--Short-term obligations issued by banks, corporations and other borrowers.

CREDIT ENHANCEMENTS--A bank letter of credit, purchase agreement, insurance, line of credit or other instrument that provides an additional level of financial strength for debt securities to supplement the creditworthiness of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)--A measure of the average maturity of a mutual fund's entire portfolio, weighted by the values of its individual holdings.

FEDERAL FUNDS RATE--A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE--The central bank of the United States, which establishes policies on bank reserves and regulations, determines the discount rate and the federal funds rate, and tightens or loosens the availability of credit.

FIRST-TIER SECURITY--Generally, a security rated in the highest credit-rating category by a requisite number of nationally recognized statistical rating organizations, such as Moody's, Standard & Poor's-Registered Trademark-, Duff or Fitch.

MATURITY--The length of time remaining until the issuer of a debt security must repay the principal amount.

REAL GDP--The national gross domestic product (GDP) is the total value of all goods and services produced in the United States over a specific period of time adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

YIELD--The actual annualized income earned on an investment over a stated period of time (assumed to be generated over a one-year period). An EFFECTIVE YIELD assumes that the income earned is reinvested.

PORTFOLIO HIGHLIGHTS

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

-------------------------------------------
Last seven days                       5.20%
-------------------------------------------
Last three months                     5.21%
-------------------------------------------
Last 12 months                        4.74%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00   6/30/00
-------------------------------------------------
0-15 days                         44.2%     47.2%
-------------------------------------------------
16-30 days                        12.7%     12.1%
-------------------------------------------------
31-60 days                        15.6%      9.1%
-------------------------------------------------
61-90 days                        10.2%     15.8%
-------------------------------------------------
91-120 days                        6.9%      7.6%
-------------------------------------------------
More than 120 days                10.4%      8.2%
-------------------------------------------------
Weighted average                48 days   44 days
-------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

SCHWAB GOVERNMENT CASH RESERVES
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)

                                                       Par               Value
                                                     -------           --------
U.S. GOVERNMENT SECURITIES -- 60.8%

COUPON NOTES -- 3.7%
Federal Home Loan Bank
   6.57%, 02/09/01                                   $ 2,000           $  2,000
Federal Home Loan Mortgage
  Corporation
   6.41%, 01/05/01                                     1,340              1,340
   6.61%, 02/15/01                                     2,318              2,295
Federal National Mortgage Association
   6.31%, 07/24/00                                     2,500              2,498
   6.20%, 12/01/00                                     1,000                999
   6.10%, 12/07/00                                     1,000                999
                                                                       --------
                                                                         10,131
                                                                       --------
DISCOUNT NOTES -- 57.1%
Federal Farm Credit Bank
   5.98%, 07/07/00                                     3,907              3,903
Federal Home Loan Bank
   6.16%, 07/21/00                                     1,425              1,420
   6.50%, 08/04/00                                     3,576              3,554
   6.56%, 09/15/00                                     3,000              2,959
   6.62%, 09/27/00                                     2,000              1,968
   6.35%, 09/29/00                                     3,000              2,954
   6.52%, 03/01/01                                     1,000                959
Federal Home Loan Mortgage
  Corporation
   6.14%, 07/06/00                                     3,000              2,997
   6.52%, 07/11/00                                     1,000                998
   6.50%, 07/18/00                                     2,000              1,994
   5.98%, 07/20/00                                     2,000              1,994
   6.13%, 07/20/00                                     8,000              7,974
   6.46%, 07/25/00                                     2,900              2,888
   5.70%, 07/28/00                                     1,000                996
   6.17%, 07/28/00                                     4,921              4,899
   6.48%, 08/01/00                                     2,773              2,758
   6.14%, 08/17/00                                     1,000                992
   6.24%, 08/17/00                                     2,000              1,984
   6.52%, 08/17/00                                     2,000              1,983
   6.23%, 09/14/00                                     2,000              1,975
   6.26%, 09/14/00                                     2,000              1,975
   6.31%, 09/14/00                                     2,000              1,974
   6.57%, 09/21/00                                     1,000                985
   6.60%, 09/21/00                                     2,000              1,970
   6.62%, 09/28/00                                     3,000              2,952
   6.72%, 03/29/01                                     2,000              1,905
Federal National Mortgage Association
   6.00%, 07/06/00                                     1,931              1,929
   6.13%, 07/06/00                                     3,740              3,737



                                                       Par               Value
                                                     -------           --------
   6.01%, 07/13/00                                   $ 2,000           $  1,996
   6.14%, 07/13/00                                     3,000              2,994
   6.16%, 07/13/00                                     3,000              2,994
   6.49%, 07/17/00                                     1,400              1,396
   6.53%, 07/18/00                                     1,200              1,196
   5.98%, 07/20/00                                     1,000                997
   5.84%, 07/21/00                                     2,000              1,994
   6.00%, 07/27/00                                     1,000                996
   6.05%, 07/27/00                                     2,000              1,992
   6.49%, 08/03/00                                     1,200              1,193
   6.59%, 08/03/00                                     1,069              1,063
   6.51%, 08/09/00                                     2,100              2,085
   6.09%, 08/10/00                                     2,000              1,987
   6.12%, 08/17/00                                     2,000              1,985
   6.51%, 08/17/00                                     1,926              1,910
   6.54%, 08/17/00                                     1,003                995
   6.60%, 08/24/00                                     2,536              2,511
   6.14%, 08/31/00                                     3,000              2,970
   6.61%, 08/31/00                                     2,884              2,852
   6.25%, 09/07/00                                     2,000              1,977
   6.24%, 09/08/00                                     2,000              1,977
   6.25%, 09/14/00                                     3,000              2,962
   6.27%, 09/21/00                                     2,000              1,972
   6.32%, 09/21/00                                     2,000              1,972
   6.62%, 09/21/00                                     2,000              1,970
   6.32%, 09/28/00                                     2,000              1,970
   6.37%, 09/28/00                                     4,000              3,939
   6.63%, 09/28/00                                     2,000              1,968
   6.59%, 10/02/00                                     2,000              1,967
   6.34%, 10/05/00                                     3,000              2,951
   6.75%, 10/05/00                                     1,292              1,271
   6.37%, 10/12/00                                     1,481              1,455
   6.38%, 10/19/00                                     4,000              3,924
   6.39%, 10/19/00                                     5,000              4,905
   6.79%, 10/19/00                                     1,510              1,480
   6.83%, 11/02/00                                     1,378              1,347
   6.88%, 11/16/00                                     1,000                974
   6.75%, 11/22/00                                     2,000              1,948
   6.75%, 12/07/00                                     2,000              1,942
   6.76%, 12/07/00                                     4,000              3,884
   6.72%, 12/14/00                                     2,000              1,940
                                                                       --------
                                                                        156,377
                                                                       --------
TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $166,508)                                                       166,508
                                                                       --------


                                                    Maturity
                                                      Value              Value
                                                    ---------          ---------
REPURCHASE AGREEMENTS -- 39.4% (a)
Credit Suisse First Boston, Inc. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.90% Issue 06/30/00
         Due 07/03/00                                $32,817           $ 32,798
Lehman Brothers, Inc. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.45% Issue 06/07/00
         Due 07/07/00                                 10,054             10,000
Morgan Stanley & Co., Inc. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.48% Issue 06/15/00
         Due 07/06/00                                  5,019              5,000


                                                    Maturity
                                                      Value              Value
                                                    ---------          ---------
Salomon Smith Barney, Inc. Tri-Party
  Repurchase Agreement Collateralized
  by U.S. Government Securities
   6.93% Issue 06/30/00
         Due 07/03/00                                $50,029           $ 50,000
   6.47% Issue 06/05/00
         Due 07/03/00                                  5,025              5,000
   6.47% Issue 06/05/00
         Due 07/05/00                                  5,027              5,000
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
  (Cost $107,798)                                                       107,798
                                                                       --------
TOTAL INVESTMENTS -- 100.2%
  (Cost $274,306)                                                       274,306
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (0.2%)
  Other assets                                                              516
  Liabilities                                                              (941)
                                                                       --------
                                                                           (425)
                                                                       --------
TOTAL NET ASSET -- 100.0%                                               $273,881
                                                                       ========


NOTES TO SCHEDULE OF INVESTMENTS
June 30,  2000  (Unaudited)

Yields shown are effective yields at the time of purchase, except for U.S. government coupon notes, which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue dates may be subject to to seven day putable demand features for liquidity PURPOSES.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)


ASSETS
Investments, at value (Cost: $166,508)                                     $166,508
Repurchase agreements, at value (Cost: $107,798)                            107,798
Interest receivable                                                             326
Prepaid expenses                                                                190
                                                                           --------
     Total assets                                                           274,822
                                                                           --------
LIABILITIES
Payables:
   Dividends                                                                    586
   Transfer agency and shareholder service fees                                   6
   Transaction services fees                                                    294
Other liabilities                                                                55
                                                                           --------
     Total liabilities                                                          941
                                                                           --------
Net assets applicable to outstanding shares                                $273,881
                                                                           ========
NET ASSETS CONSIST OF:
Paid-in capital                                                            $273,882
Accumulated net realized loss on investments sold                                (1)
                                                                          ---------
                                                                           $273,881
                                                                           ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)        273,882
Net asset value, offering and redemption price per share                   $   1.00


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

SCHWAB GOVERNMENT CASH RESERVES
STATEMENT OF OPERATIONS (in thousands)
For the six months ended June 30, 2000 (Unaudited)


Interest income                                                $7,756
                                                               ------
Expenses:
   Investment advisory and administration fees                    485
   Transfer agency and shareholder service fees                   575
   Transaction service fees                                       419
   Custodian and portfolio accounting fees                         62
   Registration fees                                               75
   Professional fees                                               14
   Shareholder reports                                             34
   Trustees' fees                                                   7
   Proxy fees                                                      17
   Other expenses                                                   5
                                                               ------
                                                                1,693
Less: expenses reduced (see Note 4)                              (426)
                                                               ------
     Net expenses incurred by fund                              1,267
                                                               ------
Net investment income                                           6,489
                                                               ------
Increase in net assets resulting from operations               $6,489
                                                               ======


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                        Six months
                                                                            ended            Year
                                                                          06/30/00           ended
                                                                        (Unaudited)        12/31/99
                                                                        -----------       -----------
Operations:
   Net investment income                                                $     6,489       $     3,498
                                                                        -----------       -----------
   Increase in net assets resulting from operations                           6,489             3,498
                                                                        -----------       -----------
Dividends to shareholders from net investment income (see Note 2):           (6,489)           (3,498)
                                                                        -----------       -----------
Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                              1,837,291         1,075,198
   Net asset value of shares issued in reinvestment of dividends              5,555             3,411
   Payments for shares redeemed                                          (1,766,842)         (905,988)
                                                                        -----------       -----------
   Increase in net assets from capital share transactions                    76,004           172,621

                                                                        -----------       -----------
Total increase in net assets                                                 76,004           172,621
Net assets:
   Beginning of period                                                      197,877            25,256
                                                                        -----------       -----------
   End of period                                                        $   273,881       $   197,877
                                                                        ===========       ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SCHWAB GOVERNMENT CASH RESERVES
FINANCIAL HIGHLIGHTS


FISCAL PERIOD ENDED 12/31                                            2000(1)          1999              1998(2)
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                                1.00             1.00              1.00
                                                                    -----------------------------------------
Income from investment operations:
   Net investment income                                              0.03             0.04              0.03
                                                                    -----------------------------------------
   Total from investment operations                                   0.03             0.04              0.03
Less distributions:
   Dividends from net investment income                              (0.03)           (0.04)            (0.03)
                                                                    -----------------------------------------
   Total distributions                                               (0.03)           (0.04)            (0.03)
                                                                    -----------------------------------------
NET ASSET VALUE AT END OF PERIOD                                      1.00             1.00              1.00
                                                                    -----------------------------------------
Total return (%)                                                      2.54(3)          4.28              3.46(3)

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets                 0.98(4,5)        0.95              0.95(4)
Expense reductions reflected in above ratio                           0.34(4)          0.14              0.77(4)
Ratio of net investment income to average net assets                  5.08(4)          4.34              4.41(4)
Net assets, end of period ($x1,000)                                273,881          197,877            25,256

(1) For the six months ended June 30, 2000 (Unaudited).
(2) For the period April 1, 1998 to December 31, 1998.
(3) Not annualized.
(4) Annualized.
(5) Would have been 0.99% if certain non-routine expenses (proxy fees) had been included.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise  noted.)

1. DESCRIPTION OF THE FUND

Schwab Government Cash Reserves (the "fund") is a series of The Charles Schwab Family of Funds (the "trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the fund, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund.(R) The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the fund's custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the fund are charged directly to that fund. Expenses common to all series of the trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The fund is considered a separate entity for federal income tax purposes.

At December 31, 1999, the fund had $1 of unused capital loss carryforward for federal income tax purposes, expiring on 12/31/07.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The fund has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the fund pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the fund paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.41% on the next $1 billion, and 0.40% on such net assets in excess of $2 billion. The investment adviser has reduced a portion of its fee for the six month period ended June 30, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.25% of the fund's average daily net assets for transfer agency services and 0.20% for shareholder services.

TRANSACTION SERVICES AGREEMENT -- The fund has a transaction services agreement with Schwab. For services under this agreement, Schwab receives a monthly fee based on the number and type of transaction services provided by Schwab.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the trust are also officers and/or directors of the investment adviser and/or Schwab. During the six month period ended June 30, 2000, the trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act. The fund incurred fees aggregating $7 related to the trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab agree that, through at least April 30, 2001, the fund's total operating expenses will not exceed 1.25% of the fund's average daily net assets, after reductions. Prior to June 15, 2000, the investment adviser and Schwab reduced the fund's expenses so that the total operating expenses did not exceed 0.95% of its average net assets. For the purpose of this voluntary agreement, operating expenses do not include interest, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

For the six month period ended June 30, 2000, the total of such reductions by the investment adviser was $426.

PROXY VOTING RESULTS

A special meeting of the shareholders of The Charles Schwab Family of Funds was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                           NUMBER OF                NUMBER OF
                                       SHARES VOTED FOR         SHARES WITHHELD
                                       ----------------         ---------------
         Charles R. Schwab              36,999,629,179           9,264,278,586
         Mariann Byerwalter             36,952,086,682           9,311,821,083
         Jeremiah H. Chafkin            36,969,722,337           9,294,185,428
         Donald F. Dorward              36,945,789,881           9,318,117,884
         William A. Hasler              36,978,892,818           9,285,014,947
         Robert G. Holmes               36,967,612,764           9,296,295,001
         Steven L. Scheid               36,989,702,307           9,274,205,458
         Gerald B. Smith                36,981,495,311           9,282,412,454
         Donald R. Stephens             36,986,833,556           9,277,074,209
         Michael W. Wilsey              36,981,483,423           9,282,424,342


THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

SchwabFunds-Registered Trademark- offers a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Focus Funds:
 Communications Focus Fund
 Financial Services Focus Fund
 HealthCare Focus Fund
 Technology Focus Fund
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab Total Stock Market Index Fund-TM-
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1)

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3607-3 (8/00)

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND-REGISTERED TRADEMARK-

SCHWAB
RETIREMENT MONEY FUND-REGISTERED TRADEMARK-




                         SEMIANNUAL REPORT
                               AND
                  AN IMPORTANT NOTICE REGARDING
                     DELIVERY OF SHAREHOLDER
                             DOCUMENTS





June 30, 2000

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

Mailings of your SchwabFunds-Registered Trademark- shareholder documents may be householded indefinitely unless you instruct us otherwise.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

ALL SCHWABFUNDS PROSPECTUSES AND SHAREHOLDER REPORTS ARE AVAILABLE FREE OF CHARGE AND MAY BE REQUESTED AT ANY TIME BY CALLING SCHWAB AS INDICATED BELOW. SCHWABFUNDS PROSPECTUSES ARE ALSO AVAILABLE ON OUR WEB SITE AT
WWW.SCHWAB.COM/SCHWABFUNDS.

NOTIFICATION INSTRUCTIONS

If you would prefer that your SchwabFunds mailings not be householded, please contact:

- SCHWAB SIGNATURE SERVICES-TM- CLIENTS: Schwab Signature Services.

- INVESTMENT MANAGER CLIENTS: Schwab at 800-515-2157, or your investment manager.

- RETIREMENT PLAN ADMINISTRATORS: Schwab at 877-456-0777.

- ALL OTHER CLIENTS: Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                           SCHWABFUNDS-REGISTERED TRADEMARK-


SCHWAB
INSTITUTIONAL ADVANTAGE
MONEY FUND-REGISTERED TRADEMARK-

SCHWAB
RETIREMENT MONEY FUND-REGISTERED TRADEMARK-









Semiannual Report
June 30, 2000

CONTENTS

---------------------------------------------
A Message from the Chairman                 1
---------------------------------------------
Portfolio Highlights                        2
---------------------------------------------
Financial Statements and Notes              4
---------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,
[PHOTO]

We're pleased to bring you this semiannual report on the performance for the Schwab Institutional Advantage Money Fund-Registered Trademark- and the Schwab Retirement Money Fund-Registered Trademark- (the funds) for the six-month period ended June 30, 2000.

During the reporting period, the funds continued to provide investors with current income consistent with the preservation of capital. By the end of the six-month period, the Schwab Institutional Advantage Money Fund's net assets were more than $603 million and the Schwab Retirement Money Fund's net assets were more than $362 million.

FUND PERFORMANCE AS OF 6/30/00

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-(1)

Seven-Day Current Yield                                            6.14%
------------------------------------------------------------------------
Seven-Day Effective Yield                                          6.33%
------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND-REGISTERED TRADEMARK-

Seven-Day Current Yield                                            5.96%
------------------------------------------------------------------------
Seven-Day Effective Yield                                          6.14%
------------------------------------------------------------------------

Please remember that an investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.

This report contains a complete list of holdings for both the Schwab Institutional Advantage Money Fund and the Schwab Retirement Money Fund as of June 30, 2000.

We appreciate your confidence in SchwabFunds-Registered Trademark- and look forward to continuing to help you achieve your financial goals in the future.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
Chairman
June 30, 2000

(1) A portion of the fund's expenses was reduced during the reporting period. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND-REGISTERED TRADEMARK-

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00(1)

-------------------------------------------
Last seven days                       6.14%
-------------------------------------------
Last three months                     5.85%
-------------------------------------------
Last 12 months                        5.36%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00   6/30/00
-------------------------------------------------
0-15 days                         21.7%     27.5%
-------------------------------------------------
16-30 days                        19.4%     20.9%
-------------------------------------------------
31-60 days                        20.4%     11.2%
-------------------------------------------------
61-90 days                        26.1%     17.2%
-------------------------------------------------
91-120 days                        0.4%     10.1%
-------------------------------------------------
More than 120 days                12.0%     13.1%
-------------------------------------------------
Weighted average                63 days   63 days
-------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 6/30/00
----------------------------------------------------------------------------------
Tier 1                                                       100%
----------------------------------------------------------------------------------

(1) A portion of the fund's expenses was reduced during these periods. Without this reduction, yields would have been lower.

PORTFOLIO HIGHLIGHTS

SCHWAB RETIREMENT MONEY FUND-REGISTERED TRADEMARK-

AVERAGE YIELDS FOR PERIODS ENDED 6/30/00

-------------------------------------------
Last seven days                       5.96%
-------------------------------------------
Last three months                     5.64%
-------------------------------------------
Last 12 months                        5.14%
-------------------------------------------

MATURITY SCHEDULE:  PERCENTAGE OF TOTAL INVESTMENTS

MATURITY RANGE                  3/31/00   6/30/00
-------------------------------------------------
0-15 days                         23.0%     34.8%
-------------------------------------------------
16-30 days                        14.3%     15.2%
-------------------------------------------------
31-60 days                        13.4%     15.1%
-------------------------------------------------
61-90 days                        37.5%     15.2%
-------------------------------------------------
91-120 days                        2.1%      6.5%
-------------------------------------------------
More than 120 days                 9.7%     13.2%
-------------------------------------------------
Weighted average                63 days   57 days
-------------------------------------------------

PORTFOLIO QUALITY

SEC TIER RATING                           PERCENTAGE OF TOTAL INVESTMENTS: 6/30/00
----------------------------------------------------------------------------------
Tier 1                                                       100%
----------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)


                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 67.1%
AUTOMOBILE RECEIVABLES -- 2.2% (e)
New Center Asset Trust Plus
   6.61%, 07/20/00                                            $13,000  $ 12,955
                                                                       --------
AUTOMOTIVE -- 2.7%
FCE Bank, PLC
   6.56%, 07/07/00                                              5,000     4,995
General Motors Acceptance Corp.
   6.25%, 07/18/00                                             11,000    10,968
                                                                       --------
                                                                         15,963
                                                                       --------
BANKING - BELGIUM -- 1.6% (a)
BBL North America
   6.47%, 10/04/00                                              8,000     7,868
Fortis Funding, L.L.C.
   6.49%, 08/04/00                                              2,000     1,988
                                                                       --------
                                                                          9,856
                                                                       --------
BANKING - CANADA -- 2.4%
National Bank of Canada
   6.48%, 09/27/00                                             10,000     9,847
   6.47%, 10/10/00                                              5,000     4,912
                                                                       --------
                                                                         14,759
                                                                       --------
BANKING - FRANCE -- 2.6%
Dexia CLF Finance Co.
   6.25%, 07/17/00                                              1,000       997
Trident Capital Finance, Inc. (a)
   6.68%, 08/09/00                                             15,000    14,893
                                                                       --------
                                                                         15,890
                                                                       --------
BANKING - GERMANY -- 0.7% (d)
Comision Federal de Electricidad
   6.71%, 08/04/00                                              4,000     3,975
                                                                       --------
BANKING - NETHERLANDS -- 3.6%
Atlantis One Funding Corp. (d)
   6.74%, 08/02/00                                             15,000    14,911
Tulip Funding Corp. (a)
   6.76%, 09/27/00                                              7,000     6,886
                                                                       --------
                                                                         21,797
                                                                       --------
BANKING - SPAIN -- 1.6%
BBV Finance (Delaware), Inc.
   6.64%, 08/04/00                                             10,000     9,938
                                                                       --------



                                                                Par      Value
                                                              -------  --------
BANKING - SWEDEN -- 0.3%
AB Spintab
   6.71%, 10/30/00                                            $ 2,000  $  1,956
                                                                       --------
BANKING - SWITZERLAND -- 1.7%
UBS Finance (Delaware), Inc.
   6.96%, 07/03/00                                             10,000     9,996
                                                                       --------
BANKING - UNITED KINGDOM -- 1.1%
Abbey National North America Corp.
   7.00%, 11/20/00                                              5,000     4,867
Repeat Offering Securitzation Entity, Inc. (a)
   6.49%, 07/28/00                                              2,000     1,990
                                                                       --------
                                                                          6,857
                                                                       --------
BANKING - UNITED STATES -- 3.0% (a)(d)
Forrestal Funding Master Trust
   6.64%, 08/04/00                                              5,000     4,969
Kitty Hawk Funding Corp.
   6.61%, 07/20/00                                             10,000     9,965
   6.70%, 08/09/00                                              2,965     2,944
                                                                       --------
                                                                         17,878
                                                                       --------
CREDIT CARD RECEIVABLES -- 4.6% (a)(e)
Dakota Certificates Program SCCMT-1
   6.68%, 07/27/00                                              6,000     5,971
   6.32%, 07/28/00                                              5,000     4,977
   6.33%, 07/28/00                                              6,000     5,972
   6.76%, 08/03/00                                              1,000       994
   6.55%, 08/04/00                                             10,000     9,939
                                                                       --------
                                                                         27,853
                                                                       --------
DIVERSIFIED FINANCIAL ASSETS -- 14.2% (a)(e)
Amsterdam Funding Corp.
   6.59%, 07/11/00                                              2,000     1,996
   6.69%, 08/04/00                                              2,000     1,987
Bavaria Universal Funding Corp.
   6.59%, 07/10/00                                              5,000     4,992
Beta Finance, Inc.
   6.76%, 09/27/00                                              3,000     2,951
CC (USA), Inc.
   6.21%, 07/14/00                                              2,500     2,494
Delaware Funding Corp.
   6.55%, 07/06/00                                              7,228     7,222


                                                                Par      Value
                                                              -------  --------
Greyhawk Funding, L.L.C.
   6.35%, 08/07/00                                            $ 1,000  $    994
International Securitization Corp.
   6.60%, 07/11/00                                              2,000     1,996
   6.78%, 09/08/00                                              5,090     5,025
   6.63%, 10/27/00                                              4,000     3,916
Lexington Parker Capital Corp.
   6.62%, 07/07/00                                              4,000     3,996
   6.60%, 07/13/00                                              5,000     4,989
   6.31%, 07/21/00                                              3,000     2,990
Links Finance, L.L.C.
   6.49%, 07/14/00                                              1,000       998
   6.60%, 07/14/00                                              4,000     3,991
Market Street Funding Corp.
   6.27%, 07/12/00                                              5,000     4,991
MOAT Funding, L.L.C.
   6.74%, 09/18/00                                              6,000     5,913
Mont Blanc Capital Corp.
   6.61%, 07/18/00                                              5,000     4,984
Sigma Finance, Inc.
   6.62%, 07/12/00                                              2,600     2,595
   6.73%, 09/18/00                                              3,000     2,956
   6.50%, 10/04/00                                              1,150     1,131
Stellar Funding Group, Inc.
   6.72%, 07/21/00                                              3,000     2,989
   7.07%, 11/30/00                                              1,396     1,356
Thames Asset Global Securitization No. 1, Inc.
   6.60%, 07/10/00                                              5,000     4,992
Variable Funding Capital Corp.
   6.61%, 07/13/00                                              3,000     2,993
                                                                       --------
                                                                         85,437
                                                                       --------
FINANCE - COMMERCIAL -- 0.8%
CIT Group Holdings, Inc.
   6.25%, 07/18/00                                              5,000     4,985
                                                                       --------
FINANCE - CONSUMER -- 3.5%
Associates Corp. of North America
   7.00%, 07/03/00                                             12,000    11,995
Associates First Capital Corp.
   7.00%, 07/03/00                                              9,000     8,997
                                                                       --------
                                                                         20,992
                                                                       --------
INSURANCE - MULTILINE -- 0.8%
GE Financial Assurance Holdings, Inc.
   6.29%, 07/18/00                                              5,000     4,985
                                                                       --------



                                                                Par      Value
                                                              -------  --------
SECURITIES BROKERAGE - DEALER -- 6.7%
Bear Stearns Companies, Inc.
   6.61%, 07/19/00                                            $ 6,000  $  5,981
Goldman Sachs Group, LP
   6.00%, 08/07/00                                              1,000     1,000
   6.77%, 10/04/00                                              2,000     1,965
   6.47%, 10/11/00                                              5,000     4,911
   7.05%, 11/14/00                                              1,000       974
   6.86%, 11/22/00                                              2,000     1,947
Morgan Stanley Dean Witter Discover & Co.
   6.72%, 09/14/00                                             16,000    15,780
PaineWebber Group, Inc.
   6.76%, 07/05/00                                              5,000     4,996
Ventures Business Trust (a)
   6.72%, 09/13/00                                              3,000     2,959
                                                                       --------
                                                                         40,513
                                                                       --------
TRADE RECEIVABLES -- 13.0% (a)(e)
Barton Capital Corp.
   6.65%, 07/07/00                                              5,000     4,994
   6.59%, 07/13/00                                              5,000     4,989
   6.60%, 07/13/00                                              5,000     4,989
Compass Securitization, L.L.C.
   6.68%, 07/24/00                                              2,000     1,992
Corporate Receivables Corp.
   6.71%, 09/12/00                                             16,000    15,785
Eureka Securitization, Inc.
   6.62%, 07/20/00                                              3,000     2,990
Giro Multi Funding Corp.
   6.61%, 07/21/00                                              5,000     4,982
Monte Rosa Capital Corp.
   6.63%, 07/20/00                                              5,000     4,983
Park Avenue Receivables Corp.
   6.59%, 07/12/00                                              5,000     4,990
   6.60%, 07/18/00                                             13,000    12,960
WCP Funding, Inc.
   6.44%, 07/06/00                                              5,000     4,996
Windmill Funding
   6.75%, 09/21/00                                              5,000     4,924
Wood Street Funding Corp.
   6.73%, 09/18/00                                              5,000     4,927
                                                                       --------
                                                                         78,501
                                                                       --------
TOTAL COMMERCIAL PAPER AND OTHER
 CORPORATE OBLIGATIONS
 (Cost $405,086)                                                        405,086
                                                                       --------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)


                                                                Par      Value
                                                              -------  --------
CERTIFICATES OF DEPOSIT -- 24.0%
BANKING - BELGIUM -- 0.5%
Credit Communal de Belgique
   6.25%, 07/14/00                                            $ 3,000  $  3,000
                                                                       --------
BANKING - CANADA -- 2.8%
Bank of Nova Scotia
   6.50%, 10/02/00                                              3,000     2,994
Canadian Imperial Bank of Commerce
   6.75%, 03/27/01                                              5,000     4,999
Canadian Imperial Holdings, Inc.
   6.76%, 02/12/01                                              8,000     7,998
National Bank of Canada
   6.92%, 11/22/00                                              1,000       996
                                                                       --------
                                                                         16,987
                                                                       --------
BANKING - GERMANY -- 10.1%
Deutsche Bank, AG
   6.59%, 07/05/00                                              9,000     9,000
   6.58%, 07/13/00                                              5,000     5,000
   6.13%, 09/05/00                                              6,800     6,798
   6.56%, 01/29/01                                              7,000     6,998
Dresdner Bank
   6.77%, 04/19/01                                              5,000     5,000
Landesbank Baden Wurttemberg
   7.36%, 06/05/01                                              5,000     5,000
Westdeutsche Landesbank Girozentrale
   6.38%, 09/20/00                                              5,000     5,000
   6.48%, 10/02/00                                              5,000     5,000
   6.48%, 10/03/00                                              5,000     5,000
   6.46%, 10/05/00                                              8,000     8,000
                                                                       --------
                                                                         60,796
                                                                       --------
BANKING - NORWAY -- 2.5%
Christiania Bank
   6.72%, 09/27/00                                             10,000    10,000
   6.73%, 10/03/00                                              5,000     5,000
                                                                       --------
                                                                         15,000
                                                                       --------
BANKING - SWITZERLAND -- 0.8%
UBS, AG
   6.50%, 01/02/01                                              5,000     4,999
                                                                       --------
BANKING - UNITED KINGDOM -- 4.8%
Barclays Bank, PLC
   6.59%, 07/13/00                                             10,000    10,000
   6.73%, 09/29/00                                              6,000     5,995


                                                                Par      Value
                                                              -------  --------
National Westminster Bank, PLC
   6.70%, 02/01/01                                            $ 8,000  $  7,998
   7.27%, 05/09/01                                              5,000     4,998
                                                                       --------
                                                                         28,991
                                                                       --------
BANKING - UNITED STATES -- 2.5%
American Express Centurion Bank
   6.57%, 07/12/00                                              5,000     5,000
Union Bank of California
   6.77%, 09/01/00                                              5,000     5,000
Wilmington Trust Co.
   7.07%, 12/01/00                                              5,000     5,000
                                                                       --------
                                                                         15,000
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $144,773)                                                        144,773
                                                                       --------
VARIABLE RATE OBLIGATIONS -- 5.9% (b)
BANKING - UNITED STATES -- 3.9%
 Asset Partners, Inc. Project RB Series 1997
   6.80%, 07/07/00 (d)                                          2,610     2,610
BMC Special Care Facilities Financing
 Authority of the City of Montgomery,
 Alabama Taxable RB (Montgomery
 Baptist Outreach Services Corp.
 Project) 1997B (d)
   6.70%, 07/07/00                                              2,200     2,200
MoviePlex Realty Leasing, L.L.C.
 Adjustable Rate Tender Securities
 (Carmike Cinemas, Inc.) Series 1997B3 (d)
   6.62%, 07/07/00                                              2,675     2,675
New York City IDA Taxable Industrial
 Revenue Refunding Bonds (1997 Allway
 Tools, Inc. Project) (d)
   7.03%, 07/07/00                                                190       190
Strategic Money Market Trust Series 2000B (a)
   6.66%, 07/13/00                                              9,000     9,000
Strategic Money Market Trust Series 2000E (a)
   6.67%, 07/14/00                                              5,000     5,000
Upper Illinois River Valley Development
 Authority Taxable Solid Waste Disposal RB
 (Exolon - ESK Co. Project) Series 1996B (d)
   6.73%, 07/07/00                                              2,000     2,000
                                                                       --------
                                                                         23,675
                                                                       --------


                                                                Par      Value
                                                              -------  --------
DIVERSIFIED FINANCIAL ASSETS -- 0.8% (a)(e)
Sigma Finance, Inc.
   6.65%, 07/25/00                                            $ 5,000  $  5,000
                                                                       --------
INSURANCE - MONOLINE -- 1.2% (a)
City of New Britain, Connecticut GO
   6.67%, 07/07/00                                              7,000     7,000
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $35,675)                                                          35,675
                                                                       --------
BANK NOTES -- 2.5%
Bank of America, N.A.
   7.06%, 12/01/00                                              5,000     5,000
   7.20%, 06/05/01                                              5,000     5,000
LaSalle National Bank
   7.02%, 11/20/00                                              5,000     5,000
                                                                       --------
TOTAL BANK NOTES
 (Cost $15,000)                                                          15,000
                                                                       --------
BANKERS ACCEPTANCES -- 0.8%
Fleet National Bank
   6.46%, 10/02/00                                              5,000     4,919
                                                                       --------
TOTAL BANKERS ACCEPTANCES
 (Cost $4,919)                                                            4,919
                                                                       --------



                                                              Maturity
                                                               Value
                                                              -------
REPURCHASE AGREEMENTS -- 0.9% (c)
Credit Suisse First Boston, Inc. Tri-Party
 Repurchase Agreement Collateralized by
 U.S. Government Securities
   6.90%   Issue 06/30/00
           Due   07/03/00                                       5,098     5,095
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $5,095)                                                            5,095
                                                                       --------
TOTAL INVESTMENTS -- 101.2%
 (Cost $610,548)                                                        610,548
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (1.2%)
  Other assets                                                            3,281
  Liabilities                                                           (10,438)
                                                                       --------
                                                                         (7,157)
                                                                       --------
TOTAL NET ASSETS -- 100.0                                              $603,391
                                                                       ========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

SCHWAB RETIREMENT MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
June 30, 2000 (Unaudited)


                                                                Par      Value
                                                              -------  --------
COMMERCIAL PAPER AND OTHER CORPORATE
OBLIGATIONS -- 67.1%
AUTOMOTIVE -- 3.3%
Ford Motor Credit Co.
   6.60%, 07/06/00                                            $ 7,000  $  6,994
General Motors Acceptance Corp.
   6.25%, 07/18/00                                              5,000     4,985
                                                                       --------
                                                                         11,979
                                                                       --------
BANKING - BELGIUM -- 1.4% (a)
Fortis Funding, L.L.C.
   6.14%, 07/10/00                                              5,000     4,993
                                                                       --------
BANKING - CANADA -- 4.1%
National Bank of Canada
   6.48%, 09/27/00                                             10,000     9,847
   6.47%, 10/10/00                                              5,000     4,912
                                                                       --------
                                                                         14,759
                                                                       --------
BANKING - FRANCE -- 4.7% (a)
Trident Capital Finance, Inc.
   6.68%, 08/09/00                                             17,000    16,879
                                                                       --------
BANKING - NETHERLANDS -- 4.1%
Atlantis One Funding Corp. (d)
   6.74%, 08/02/00                                              8,000     7,953
   6.69%, 08/17/00                                              2,000     1,983
Tulip Funding Corp. (a)
   6.59%, 07/10/00                                              5,000     4,992
                                                                       --------
                                                                         14,928
                                                                       --------
BANKING - NORWAY -- 2.2%
Den Norske Bank
   6.71%, 09/22/00                                              8,000     7,878
                                                                       --------
BANKING - SPAIN -- 1.4%
B.B.V. Finance (Delaware), Inc.
   6.64%, 08/04/00                                              5,000     4,969
                                                                       --------
BANKING - SWEDEN -- 0.5%
AB Spintab
   6.71%, 10/30/00                                              2,000     1,956
                                                                       --------
BANKING - UNITED KINGDOM -- 2.0%
Abbey National North America Corp.
   7.00%, 11/20/00                                              2,500     2,433



                                                                Par      Value
                                                              -------  --------
United Mexican States
   6.37%, 08/17/00                                            $ 5,000  $  4,959
                                                                       --------
                                                                          7,392
                                                                       --------
BANKING - UNITED STATES -- 1.4% (a)(d)
Intrepid Funding Master Trust
   6.74%, 08/01/00                                              5,000     4,971
                                                                       --------
CREDIT CARD RECEIVABLES -- 3.3% (a)(e)
Dakota Certificates Program SCCMT-1
   6.68%, 07/27/00                                              2,000     1,990
   6.32%, 07/28/00                                              5,000     4,977
   6.55%, 08/04/00                                              5,000     4,970
                                                                       --------
                                                                         11,937
                                                                       --------
DIVERSIFIED FINANCIAL ASSETS -- 16.6% (a)(e)
Bavaria Universal Funding Corp.
   6.59%, 07/10/00                                              5,000     4,992
CC (USA), Inc.
   6.21%, 07/14/00                                              2,000     1,996
   6.50%, 09/29/00                                              1,000       984
Concord Minutemen Capital Co., L.L.C.
Series A
   6.75%, 09/14/00                                              5,000     4,931
   6.45%, 09/20/00                                              1,936     1,909
Greyhawk Funding, L.L.C.
   6.35%, 08/07/00                                              1,000       994
International Securitization Corp.
   6.60%, 07/11/00                                              4,000     3,993
   6.63%, 10/27/00                                              3,000     2,937
Lexington Parker Capital Corp.
   6.62%, 07/07/00                                              4,000     3,996
   6.60%, 07/13/00                                              3,000     2,993
Links Finance, L.L.C.
   6.49%, 07/14/00                                              5,000     4,988
Market Street Funding Corp.
   6.27%, 07/12/00                                              2,000     1,996
MOAT Funding, L.L.C.
   6.61%, 08/03/00                                              3,000     2,982
Mont Blanc Capital Corp.
   6.61%, 07/18/00                                              5,000     4,984
   6.80%, 08/15/00                                              2,945     2,920
Sigma Finance, Inc.
   6.73%, 09/18/00                                              5,600     5,519
Thames Asset Global Securitization No. 1,
Inc.
   6.60%, 07/10/00                                              4,199     4,192


                                                                Par      Value
                                                              -------  --------
Variable Funding Capital Corp.
   6.61%, 07/13/00                                            $ 3,000  $  2,994
                                                                       --------
                                                                         60,300
                                                                       --------
FINANCE - COMMERCIAL -- 1.4%
CIT Group Holdings, Inc.
   6.25%, 07/18/00                                              5,000     4,985
                                                                       --------
FINANCE - CONSUMER -- 2.7%
Associates Corp. of North America
   7.00%, 07/03/00                                              5,000     4,998
Associates First Capital Corp.
   7.00%, 07/03/00                                              5,000     4,998
                                                                       --------
                                                                          9,996
                                                                       --------
SECURITIES BROKERAGE - DEALER-- 5.9%
Bear Stearns Companies, Inc.
   6.56%, 07/10/00                                              5,000     4,992
Goldman Sachs Group, LP
   6.00%, 08/07/00                                              2,000     2,000
   7.03%, 11/21/00                                              1,000       973
   6.86%, 11/22/00                                              3,500     3,407
PaineWebber Group, Inc.
   6.76%, 07/05/00                                              5,000     4,996
Salomon Smith Barney Holdings, Inc.
   6.59%, 07/18/00                                              2,000     1,994
Ventures Business Trust (a)
   6.72%, 09/13/00                                              3,000     2,959
                                                                       --------
                                                                         21,321
                                                                       --------
TRADE RECEIVABLES -- 12.1% (a)(e)
Barton Capital Corp.
   6.30%, 09/07/00                                              2,000     1,977
Compass Securitization, L.L.C.
   6.68%, 07/24/00                                              1,000       996
Corporate Receivables Corp.
   6.59%, 07/05/00                                              5,000     4,996
   6.71%, 09/12/00                                              7,000     6,906
Eureka Securitization, Inc.
   6.63%, 07/25/00                                              5,000     4,978
Monte Rosa Capital Corp.
   6.63%, 07/20/00                                              5,000     4,983
Park Avenue Receivables Corp.
   6.59%, 07/12/00                                              5,000     4,990
   6.60%, 07/18/00                                              7,000     6,978



                                                                Par      Value
                                                              -------  --------
WCP Funding, Inc.
   6.33%, 07/05/00                                            $ 2,000  $  1,999
Wood Street Funding Corp.
   6.73%, 09/18/00                                              5,000     4,927
                                                                       --------
                                                                         43,730
                                                                       --------
TOTAL COMMERCIAL PAPER AND OTHER
CORPORATE OBLIGATIONS
 (Cost $242,973)                                                        242,973
                                                                       --------
CERTIFICATES OF DEPOSIT -- 22.1%
BANKING - CANADA -- 1.4%
Canadian Imperial Bank of Commerce
   6.76%, 02/12/01                                              5,000     4,999
                                                                       --------
BANKING - GERMANY -- 8.3%
Deutsche Bank
   6.59%, 07/05/00                                              9,000     9,000
   6.58%, 07/13/00                                              5,000     5,000
   6.56%, 01/29/01                                              3,000     2,999
Dresdner Bank AG
   6.77%, 04/19/01                                              3,000     3,000
Landesbank Baden Wurttemberg
   7.36%, 06/05/01                                              3,000     3,001
Westdeutsche Landesbank Girozentrale
   6.38%, 09/20/00                                              2,000     2,000
   6.46%, 10/05/00                                              5,000     5,000
                                                                       --------
                                                                         30,000
                                                                       --------
BANKING - NORWAY -- 2.8%
Christiania Bank
   6.72%, 09/27/00                                              5,000     5,000
   6.73%, 10/03/00                                              5,000     5,000
                                                                       --------
                                                                         10,000
                                                                       --------
BANKING - SWITZERLAND -- 0.8%
UBS, AG
   6.50%, 01/02/01                                              3,000     2,999
                                                                       --------
BANKING - UNITED KINGDOM -- 5.5%
Barclays Bank, PLC
   6.59%, 07/13/00                                             10,000    10,000
   6.73%, 09/29/00                                              2,000     1,998
National Westminster Bank, PLC
   6.70%, 02/01/01                                              5,000     4,999
   7.27%, 05/09/01                                              3,000     2,999
                                                                       --------
                                                                         19,996
                                                                       --------

SCHWAB RETIREMENT MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands) (continued)
June 30, 2000 (Unaudited)


                                                                Par      Value
                                                              -------  --------
BANKING - UNITED STATES -- 3.3%
American Express Centurion Bank
   6.57%, 07/12/00                                            $ 5,000  $  5,000
Union Bank of California
   6.77%, 09/01/00                                              2,000     2,000
Wilmington Trust Co.
   7.07%, 12/01/00                                              5,000     5,000
                                                                       --------
                                                                         12,000
                                                                       --------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $79,994)                                                          79,994
                                                                       --------
VARIABLE RATE OBLIGATIONS -- 7.3% (b)
BANKING - UNITED STATES -- 5.9%
California Pollution Control Financing
 Authority Solid Waste Disposable RB
 (Burr Properties Project) Series 1997 (d)
   6.80%, 07/07/00                                              2,115     2,115
Eagle County, Colorado Taxable Housing
 Facilities RB (BC Housing, L.L.C. Project)
 Series 1997B (d)
   6.68%, 07/07/00                                              1,500     1,500
MoviePlex Realty Leasing, L.L.C. Adjustable
 Rate Tender Securities (Carmike Cinemas,
 Inc.) Series 1997B2 (d)
   6.62%, 07/07/00                                              2,675     2,675
Strategic Money Market Trust Series 2000B (a)
   6.66%, 07/13/00                                              5,000     5,000
Strategic Money Market Trust Series 2000E (a)
   6.67%, 07/14/00                                              4,000     4,000
Trap Rock Industries, Inc. VRD Fixed Rate
 RB Series 1997 (a)(d)
   6.83%, 07/07/00                                              2,140     2,140
Upper Illinois River Valley Development
 Authority Solid Waste Disposal RB (d)
 (Exolon - ESK Co. Project) Series 1996B
   6.73%, 07/07/00                                              2,595     2,595
Village of Sturtevant, Wisconsin IDRB
 (Andis Co. Project) Series 1996B (d)
   6.73%, 07/07/00                                              1,385     1,385
                                                                       --------
                                                                         21,410
                                                                       --------



                                                                Par      Value
                                                              -------  --------
DIVERSIFIED FINANCIAL ASSETS -- 1.4% (a)(e)
Sigma Finance, Inc.
   6.65%, 07/25/00                                            $ 5,000  $  5,000
                                                                       --------
TOTAL VARIABLE RATE OBLIGATIONS
(Cost $26,410)                                                           26,410
                                                                       --------
BANK NOTES -- 2.8%
Bank of America, N.A.
   7.06%, 12/01/00                                              5,000     5,000
LaSalle National Bank
   7.02%, 11/20/00                                              5,000     5,000
                                                                       --------
TOTAL BANK NOTES
 (Cost $10,000)                                                          10,000
                                                                       --------
BANKERS ACCEPTANCES -- 0.8%
Fleet National Bank
   6.46%, 10/02/00                                              3,060     3,010
                                                                       --------
TOTAL BANKERS ACCEPTANCES
 (Cost $3,010)                                                            3,010
                                                                       --------



                                                              Maturity
                                                               Value
                                                              --------
REPURCHASE AGREEMENTS -- 1.5% (c)
Credit Suisse First Boston, Inc. Tri-Party
 Repurchase Agreement Collateralized by
 U.S. Government Securities
   6.90%   Issue 06/30/00
           Due   07/03/00                                       5,441     5,438
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $5,438)                                                            5,438
                                                                       --------
TOTAL INVESTMENTS -- 101.6%
 (Cost $367,825)                                                        367,825
                                                                       --------
OTHER ASSETS AND LIABILITIES -- (1.6%)
  Other assets                                                            1,669
  Liabilities                                                            (7,442)
                                                                       --------
                                                                         (5,773)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $362,052
                                                                       ========


SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO FINANCIAL STATEMENTS.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2000 (Unaudited)
(All dollar amounts are in thousands unless otherwise noted)

Yields shown are effective yields at the time of purchase, except for variable rate obligations, which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) These securities can be resold to qualified institutional buyers within seven business days. Such securities are deemed liquid in accordance with procedures adopted by the Board of Trustees. At June 30, 2000, the aggregate value of such securities held by the Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) was $272,253 and $166,901 which represented 45.12% and 46.10% of net assets.

(b) Variable rate obligations have interest rates that vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown for securities with scheduled maturities within 397 days or less represent the earlier of the demand date or next interest rate change date. Dates shown for securities with scheduled maturities greater than 397 days represent the later of the demand date or next interest rate change date. All dates shown are considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Repurchase agreements due dates are considered the maturity date. Repurchase agreements with due dates later than seven days from issue date may be subject to seven day putable demand features for liquidity purposes.

(d)  Security has one or more third party credit enhancements.

(e) Asset-backed securities are securities backed by underlying assets and categorized by industry.

PORTFOLIO ABBREVIATIONS
GO                General Obligation Bond
IDA               Industrial Development Authority
IDRB              Industrial Development Revenue Bond
RB                Revenue Bond
VRD               Variable Rate Demand

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (in thousands, except for net asset value per share)
June 30, 2000 (Unaudited)


                                                                                   Schwab
                                                                                Institutional       Schwab
                                                                                 Advantage        Retirement
                                                                                Money Fund(R)    Money Fund(R)
                                                                                -------------    -------------
ASSETS
Investments, at value (Cost: $610,548 and $367,825, respectively)                 $610,548          $367,825
Receivables:
   Fund shares sold                                                                    757               553
   Interest                                                                          2,485             1,095
Prepaid expenses                                                                        39                21
                                                                                  --------          --------
     Total assets                                                                  613,829           369,494
                                                                                  --------          --------
LIABILITIES
Payables:
   Dividends                                                                         1,526               892
   Investments purchased                                                             5,000             5,000
   Fund shares redeemed                                                              3,841             1,487
   Investment advisory and administration fees                                           6                 8
   Transfer agency and shareholder service fees                                          8                 5
Other liabilities                                                                       57                50
                                                                                  --------          --------
     Total liabilities                                                              10,438             7,442
                                                                                  --------          --------
Net assets applicable to outstanding shares                                       $603,391          $362,052
                                                                                  ========          ========
NET ASSETS CONSIST OF
Paid-in capital                                                                   $603,394          $362,053
Accumulated net realized loss on investments sold                                       (3)               (1)
                                                                                  --------          --------
                                                                                  $603,391          $362,052
                                                                                  ========          ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value (unlimited shares authorized)               603,452           362,110
Net asset value, offering and redemption price per share                          $   1.00          $   1.00



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended June 30, 2000 (Unaudited)


                                                     Schwab
                                                  Institutional      Schwab
                                                    Advantage      Retirement
                                                   Money Fund(R)   Money Fund(R)
                                                   -------------   -----------
Interest income                                       $18,434       $10,177
                                                      -------       -------

Expenses:
   Investment advisory and administration fees          1,129           623
   Transfer agency and shareholder service fees           743           410
   Custodian and portfolio accounting fees                 96            72
   Registration fees                                       20            35
   Professional fees                                        8            11
   Shareholder reports                                      8             5
   Trustees' fees                                           6             7
   Proxy fees                                              33            17
   Other expenses                                           3             3
                                                      -------       -------
                                                        2,046         1,183
Less: expenses reduced (see Note 4)                      (527)           --
                                                      -------       -------
     Net expenses incurred by fund                      1,519         1,183
                                                      -------       -------
Net investment income                                  16,915         8,994
                                                      -------       -------
Increase in net assets resulting from operations      $16,915       $ 8,994
                                                      =======       =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)


                                                                              Schwab
                                                                           Institutional                          Schwab
                                                                             Advantage                          Retirement
                                                                           Money Fund(R)                       Money Fund(R)
                                                                   -----------------------------       ---------------------------
                                                                   Six months                          Six months
                                                                      ended             Year               ended           Year
                                                                     06/30/00           ended            06/30/00          ended
                                                                   (Unaudited)         12/31/99        (Unaudited)       12/31/99
                                                                   -----------       -----------       -----------       ---------

Operations:
   Net investment income                                            $  16,915        $    23,188        $   8,994        $  11,864
                                                                    ---------        -----------        ---------        ---------
   Increase in net assets resulting from operations                    16,915             23,188            8,994           11,864
                                                                    ---------        -----------        ---------        ---------

Dividends to shareholders from net investment income
   (see Note 2):                                                      (16,915)           (23,188)          (8,994)        ( 11,864)
                                                                    ---------        -----------        ---------        ---------

Capital share transactions (at $1.00 per share):
   Proceeds from shares sold                                          582,244          1,224,842          272,500          390,059
   Net asset value of shares issued in reinvestment
    of dividends                                                       15,258             25,285            8,053           13,033
   Payments for shares redeemed                                      (597,828)        (1,015,463)        (240,562)        (305,626)
                                                                    ---------        -----------        ---------        ---------
   Increase (decrease) in net assets from capital share transactions     (326)           234,664           39,991           97,466
                                                                    ---------        -----------        ---------        ---------

Total increase (decrease) in net assets                                  (326)           234,664           39,991           97,466

Net Assets:
   Beginning of period                                                603,717            369,053          322,061          224,595
                                                                    ---------        -----------        ---------        ---------
   End of period                                                    $ 603,391        $   603,717        $ 362,052        $ 322,061
                                                                    =========        ===========        =========        =========



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                   Schwab Institutional Advantage Money Fund(R)
-----------------------------------------------------------------------------------------------------------------------
FISCAL PERIOD ENDED 12/31                                    2000(1)    1999       1998      1997       1996       1995
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00       1.00       1.00      1.00       1.00       1.00
                                                         --------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.03       0.05       0.05      0.05       0.05       0.06
                                                         --------------------------------------------------------------
   Total from investment operations                          0.03       0.05       0.05      0.05       0.05       0.06
Less distributions:
   Dividends from net investment income                     (0.03)     (0.05)     (0.05)    (0.05)     (0.05)     (0.06)
                                                         --------------------------------------------------------------
   Total distributions                                      (0.03)     (0.05)     (0.05)    (0.05)     (0.05)     (0.06)
                                                         --------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             1.00       1.00       1.00      1.00       1.00       1.00
                                                         --------------------------------------------------------------
Total return (%)                                             2.87(2)    4.90       5.26      5.31       5.15       5.65

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.50(3,4)  0.50       0.50      0.50       0.50       0.53
Expense reductions reflected in above ratio                  0.18(3)    0.21       0.29      0.34       0.38       0.37
Ratio of net investment income to average net assets         5.69(3)    4.84       5.12      5.20       5.03       5.50
Net assets, end of period ($ X 1,000)                     603,391    603,717    369,053   275,337    139,021     80,746




                                                                             Schwab Retirement Money Fund(R)
-----------------------------------------------------------------------------------------------------------------------
FISCAL PERIOD ENDED 12/31                                    2000(1)     1999       1998      1997       1996       1995
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       1.00       1.00       1.00      1.00       1.00       1.00
                                                         --------------------------------------------------------------
Income from investment operations:
   Net investment income                                     0.03       0.05       0.05      0.05       0.05       0.05
                                                         --------------------------------------------------------------
   Total from investment operations                          0.03       0.05       0.05      0.05       0.05       0.05
Less distributions:
   Dividends from net investment income                     (0.03)     (0.05)     (0.05)    (0.05)     (0.05)     (0.05)
                                                         --------------------------------------------------------------
   Total distributions                                      (0.03)     (0.05)     (0.05)    (0.05)     (0.05)     (0.05)
                                                         --------------------------------------------------------------
NET ASSET VALUE AT END OF PERIOD                             1.00       1.00       1.00      1.00       1.00       1.00
                                                         --------------------------------------------------------------
Total return (%)                                             2.75(2)    4.68       5.03      5.07       4.93       5.43

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets        0.72(3)    0.72       0.73      0.73       0.73       0.73
Expense reductions reflected in above ratio                    --       0.02       0.07      0.11       0.15       0.19
Ratio of net investment income to average net assets         5.49(3)    4.62       4.88      4.96       4.83       5.28
Net assets, end of period ($ X 1,000)                     362,052    322,061    224,595   154,903    136,319     98,992



(1)  For the six months ended June 30, 2000 (Unaudited).
(2)  Not annualized.
(3)  Annualized.
(4) Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended June 30, 2000  (Unaudited)
(All dollar  amounts are in thousands unless otherwise noted)

1. DESCRIPTION OF THE FUNDS

The Schwab Institutional Advantage Money Fund(R) and the Schwab Retirement Money Fund(R) (the "funds") are series of The Charles Schwab Family of Funds (THE "trust"), an open-end investment management company organized as a Massachusetts business trust on October 20, 1989, and registered under the Investment Company Act of 1940, as amended, (the "1940 Act").

In addition to the funds, the trust also offers the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, Schwab New Jersey Municipal Money Fund, Schwab Pennsylvania Municipal Money Fund, Schwab Florida Municipal Money Fund, Schwab Value Advantage Money Fund(R) and Schwab Government Cash Reserves. The assetS of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INTEREST INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

REPURCHASE AGREEMENTS -- Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the funds' custodian, except in the case of a tri-party agreement, under which the collateral is held by an agent bank. The collateral is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The funds declare a daily dividend, equal to its net investment income for that day, payable monthly. Net realized capital gains, if any, are normally distributed annually.

EXPENSES -- Expenses arising in connection with the funds are charged directly to the funds. Expenses common to all series of the trust generally are allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is the funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each fund is considered a separate entity for tax purposes.

At December 31, 1999, the unused capital loss carryforwards, for federal income tax purposes with expiration dates, were as follows:

                                       Schwab                      Schwab
                              Institutional Advantage            Retirement
         Expiring in:              Money Fund(R)                 Money Fund(R)
         ----------           -----------------------        ------------------
         12/31/04                       $ 3                         $1
                                        ===                         ==

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS -- The funds have an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "investment adviser"). For advisory services and facilities furnished, the funds pays an annual fee, payable monthly, of 0.38% on the first $1 billion of average daily net assets, 0.35% on such net assets in excess of $1 billion to $10 billion, 0.32% on such net assets in excess of $10 billion to $20 billion, and 0.30% on such net assets in excess of $20 billion. Prior to April 30, 1999, the funds paid an annual fee, payable monthly, of 0.46% on the first $1 billion of average daily net assets, 0.45% on the next $2 billion, 0.40% on the next $7 billion, 0.37% on the next $10 billion, and 0.34% on such net assets in excess of $20 billion. The investment adviser has reduced a portion of its fee, for the Schwab Institutional Advantage Money Fund(R), for the six month period ended June 30, 2000 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each fund's average daily net assets for transfer agency services and 0.20% on such net assets for shareholder services.

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the investment adviser and/or Schwab. During the six month period ended June 30, 2000, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the 1940 Act, as amended. The funds incurred fees of $13 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT ADVISER AND SCHWAB

The investment adviser and Schwab guarantee that, through at least April 30, 2001, the Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) total operating expenses will not exceed 0.50% and 0.73%, respectively, of each of the funds' average daily net assets, after reductions. For the purpose of this guarantee, operating expenses do not include interest, taxes, and certain non-routine expenses. The operating expense ratio for the six months ended June 30, 2000 did include non-routine expenses.

For the six month period ended June 30, 2000, the total of such fees reduced by the investment adviser was $527 for the Schwab Institutional Advantage Money Fund(R).

PROXY VOTING RESULTS


A special meeting of the shareholders of The Charles Schwab Family of Funds was held on June 1, 2000. The number of votes necessary to conduct the meeting and approve each proposal was obtained, and the results of the votes of shareholders on proposals before them are listed below:

PROPOSAL 1

Election of Trustees.

                                          NUMBER OF                NUMBER OF
                                      SHARES VOTED FOR          SHARES WITHHELD
                                      ----------------          ---------------
         Charles R. Schwab             36,999,629,179            9,264,278,586
         Mariann Byerwalter            36,952,086,682            9,311,821,083
         Jeremiah H. Chafkin           36,969,722,337            9,294,185,428
         Donald F. Dorward             36,945,789,881            9,318,117,884
         William A. Hasler             36,978,892,818            9,285,014,947
         Robert G. Holmes              36,967,612,764            9,296,295,001
         Steven L. Scheid              36,989,702,307            9,274,205,458
         Gerald B. Smith               36,981,495,311            9,282,412,454
         Donald R. Stephens            36,986,833,556            9,277,074,209
         Michael W. Wilsey             36,981,483,423            9,282,424,342

PROPOSAL 2CI

To approve changes to restrictions regarding borrowing.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             266,884,152
         Against                                           6,408,158
         Abstain (includes broker non-votes)              30,947,412

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             149,114,129
         Against                                             964,996
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2CII

To approve changes to restrictions regarding lending.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             269,254,580
         Against                                           4,037,729
         Abstain (includes broker non-votes)              30,947,413

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       -------------
         For                                             149,124,175
         Against                                             954,951
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2CIII

To approve changes to restrictions regarding the issuance of senior securities and pledging, mortgaging or hypothecating fund assets.

SCHWAB  INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             269,268,289
         Against                                           4,024,021
         Abstain (includes broker non-votes)              30,947,412

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             149,369,436
         Against                                             712,245
         Abstain (includes broker non-votes)               6,331,252

PROPOSAL 2D

To approve changes to restrictions regarding diversification.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             268,537,434
         Against                                           4,754,875
         Abstain (includes broker non-votes)              30,947,413

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             149,371,350
         Against                                             707,776
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2E

To approve changes to restrictions regarding investments in "unseasoned issuers".

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                        -------------
         For                                             266,747,536
         Against                                           6,521,140
         Abstain (includes broker non-votes)              30,971,046

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                        -------------
         For                                             148,761,256
         Against                                           1,317,870
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2F

To approve changes to restrictions regarding investments in restricted or illiquid securities.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             269,131,762
         Against                                           4,135,146
         Abstain (includes broker non-votes)              30,972,814

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             149,062,386
         Against                                           1,016,739
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2G

To approve changes to restrictions regarding investments in securities of other investment companies.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             269,232,680
         Against                                           4,048,666
         Abstain (includes broker non-votes)              30,958,376

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             148,939,077
         Against                                           1,140,048
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2H

To approve changes to restrictions regarding the beneficial ownership of securities by fund officers and trustees.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             269,258,878
         Against                                           4,033,431
         Abstain (includes broker non-votes)              30,947,413

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             149,361,282
         Against                                             717,832
         Abstain (includes broker non-votes)               6,333,818

PROPOSAL 2I

To approve changes to restrictions regarding industry concentration.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             269,248,131
         Against                                           4,044,178
         Abstain (includes broker non-votes)              30,947,413

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             149,011,878
         Against                                           1,067,248
         Abstain (includes broker non-votes)               6,333,807

PROPOSAL 2J

To approve changes to restrictions regarding investments in commodities, futures contracts and real estate.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             270,296,240
         Against                                           4,050,999
         Abstain (includes broker non-votes)              29,892,483

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             148,778,128
         Against                                           1,300,987
         Abstain (includes broker non-votes)               6,333,818

PROPOSAL 2K

To approve changes to restrictions regarding the underwriting of securities.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             270,326,049
         Against                                           4,021,191
         Abstain (includes broker non-votes)              29,892,482

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             148,910,376
         Against                                           1,168,747
         Abstain (includes broker non-votes)               6,333,809

PROPOSAL 2L

To approve changes to restrictions regarding control of an issuer.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             271,983,555
         Against                                           2,354,490
         Abstain (includes broker non-votes)              29,901,677

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             148,900,318
         Against                                           1,178,806
         Abstain (includes broker non-votes)               6,333,809

PROPOSAL 2M

To approve changes to restrictions regarding purchases of oil, gas, or mineral interests.

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             270,307,853
         Against                                           4,039,386
         Abstain (includes broker non-votes)              29,892,483

SCHWAB RETIREMENT MONEY FUND:

                                                          NUMBER OF
                                                        SHARES VOTED
                                                       --------------
         For                                             148,983,426
         Against                                           1,009,917
         Abstain (includes broker non-votes)               6,419,590

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

SchwabFunds-Registered Trademark- offers a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550). If you are investing through a third-party investment provider, please call your investment manager or your Signature Services Alliance Team at 800-515-2157.

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Analytics Fund-Registered Trademark-
Schwab Focus Funds:
  Communications Focus Fund
  Financial Services Focus Fund
  HealthCare Focus Fund
  Technology Focus Fund
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab Total Stock Market Index Fund-TM-
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab YieldPlus Fund-TM-
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money funds that seek high current income consistent with stability of capital and liquidity.(1)

(1)Investments in money funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

   [LOGO]

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
P.O. Box 7575, San Francisco, CA 94120-7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

-C-2000 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

Printed on recycled paper. MKT3605-3 (8/00)